UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2009
Date of reporting period: July 1, 2008 — June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Edelweiss Capital Limited	EDEL IN	B291KM9 IN	7/11/2008	Mumbai
To receive, consider, and adopt the audited Profit and Loss Account for the financial year ended March 31, 2008 and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon.
						Mgmt	Yes	For	For
					To declare dividend on Preference Shares.	Mgmt	Yes	For	For
					To declare dividend on Equity Shares,	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Sunil Wadhwani who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Kunnasagaran Chinniah who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For

To reappoint M/s. B S R & Associates, Chartered Accountants, Mumbai, Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to authorize the Board to fix their remuneration.
						Mgmt	Yes	For	For

To consider and if thought fit, to pass, with or without modifications, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 163(1) of the Companies Act, 1956 and other applicable provisions, if any, the Company hereby approves that’ the Register of Members and Index of members of the Company and Register of debenture holders and Index on debenture holders of the Company may be kept at the office of Company’s Registrars and Share Transfer Agent, viz., In time Spectrum Registry Limited, C-13, Pannalal Silk Mills Compound, L.B.S. Marg, Bhandup (W), MUrnbai -400 078 instead of being kept at the Registered Office of the Company:
						Mgmt	Yes	For	For

To consider and if thought fit, to pass, with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT in super session of all the Resolution passed in this regard, consent of the Company be and is hereby. accorded, pursuant to Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company or any committee thereof as may be authorised by the Board in this behalf for borrowing from time to time, any sum or sums of money for the purposes of the Company, upon such terms and conditions and with or without security, in Indian/Foreign currency, as the Board of Directors or any committee thereof as may be authorised by the Board in this behalf may in its discretion think fit, notwithstanding that the money or monies to be so borrowed by the Company (apart from the temporary loans obtained or to be obtained from time to time from the Company’s Bankers in the ordinary course of business) together with the sums already borrowed, may exceed the aggregate of the paid-up capital of the Company and its free reserves that is to say, reserves not set apart for any specific purposes, provided however that the sums so borrowed and remaining outstanding on account of principal shall not, at any time, exceed Rs. 7,500 Crores (Rupees Seven Thousand Five Hundred Crores only),”
						Mgmt	Yes	For	For

consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as the ‘Board’ which expression shall also include a Committee thereof) to create, issue, offer and allot at anytime or from time to time, directly or through a trust, to the Eligible Employees (which expression shall, unless repugnant to the context, mean and include the Employees of the Company and its Subsidiaries and the Directors of the Company and its Subsidiaries, whether whole-time or not), as may be decided solely by the Board, such number of options, in one or more tranches and upon such terms and conditions as may be deemed appropriate by the Board, up to 1,200,000 Stock Options, each option giving the right but not the obligation, to the holder, to subscribe for cash, to one fully paid equity share of Ri;. 5/- each of the Company, in terms of the Edelweiss Employees Stock Incentive Plan, 2008 (‘Plan 2008’)
						Mgmt	Yes	For	For

consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as the ‘Board’ which expression shall also include a Committee thereof) to create; issue; offer and allot at anytime or from time to time, directly or through a trust, for and on behalf of and at the request of its subsidiaries, to Subsidiary Companies Employees (which expression shall, unless repugnant to the context. ‘mean end include the permanent employees and Directors, whether whole time or not, of the subsidiary companies) as may be decided solely by the Board, such number of options, in one or more tranches and upon such terms and condition as may be deemed appropriate by the Board, up to 1,200,000 Stock Options, each option giving the right but not the obligation, to the holder, to subscribe for cash, to one fully paid equity share of Rs. 5/- each of the Company, in terms of the Edelweiss Employees Stock Incentive Plan, 2008.
						Mgmt	Yes	For	For
Marico Limited	MRCO IN	B1S34K5 IN	7/24/2008	Mumbai
To receive; consider and adopt the audited Balance Sheet as at March 31, 2008 and the Profit and Loss Account of the Company for the year ended on that date together with the Reports of the Directors and the Auditors.
						Mgmt	Yes	For	For
					To confirm interim dividends of Re. 0.135, Re.0.15 and Re.0.37 per equity share of Re. 1 each, declared for the Financial Year ended March 31 , 2008.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Nikhil Khattau, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Jacob Kurian, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Ms. Hema Ravichandar, who retires by rotation, and being eligible, offers herself .for reappointment.	Mgmt	Yes	For	For
					To appoint M/s. Price Waterhouse, Chartered Accountants, as Statutory Auditors and fix their remuneration for the financial year ending March 31,2009.	Mgmt	Yes	For	For
INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED	IDFC IN	B0C5QR1 IN	7/18/2008	Chennai
To receive, consider and adopt the audited Balance Sheet as at March 31, 2008, the Profit & Loss Account and the Cash Flow Statement for the year ended March 31, 2008 and the Reports of the Directors’ and the Auditors thereon.
						Mgmt	No	DNA	DNA
					To declare a dividend on equity shares.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Dimitris Tsitsiragos, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Dr. Omkar Goswami. who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Shardul Shroff, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA

To consider, and if thought fit. to pass with or without modification(s), the following as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Sections 224, 224A and other applicable provisions, if any, of the Companies Act. 1956, Miss. Deloitte Haskins & Sells, Chartered Accountants, be and are hereby appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting up to the conclusion of the next Annual General Meeting of the Company, on a remuneration to be fixed by the Board of Directors of the Company, based on the recommendation of the Audit Committee. in addition to reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Company for the year ending March 31, 2009:’
						Mgmt	No	DNA	DNA
					Appointment of Mr. Arun Ramanathan as a Director	Mgmt	No	DNA	DNA
					Appointment of Mr. Abdul Rahim Abu Baker as a Director	Mgmt	No	DNA	DNA
					Payment of Commission to Non-executive Directors	Mgmt	No	DNA	DNA
					Increase In the remuneration payable to Managing Director & CEO.	Mgmt	No	DNA	DNA
					Increase in limit for issuance of shares under ESOS from 2% to 5%	Mgmt	No	DNA	DNA
					Inter-se transfer / sell of shares held in subsidiary companies	Mgmt	No	DNA	DNA
					Alteration in the Articles of Association of the Company	Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					Issue of Securities	Mgmt	No	DNA	DNA
THERMAX LIMITED	TMX IN	B10SSP1 IN	7/22/2008	Pune
To receive, consider and adopt the audited Profit and Loss Account for the financial year ended on March 31, 2008, the Balance Sheet as at that date together with the reports of the Board of Directors and Auditors, thereon.
						Mgmt	No	DNA	DNA
					To declare dividend.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mrs. A. R. Aga who retires by rotation and being eligible, offers herself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Tapan Mitra who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA

To appoint Auditors to hold office from the conclusion of this Annual General Meeting up to the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						Mgmt	No	DNA	DNA

To consider, and if thought fit, pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Dr. Raghunath A. Mashelkar who was appointed as an Additional Director at the Meeting of the Board of Directors held on January 29, 2008 and who holds office under Section 260 of the Companies Act, 1956 (the Act) up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Act, proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt	No	DNA	DNA

To consider, and if thought fit, pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT subject to the approval of the Central Government and pursuant to the provisions of Section 309(4), 310 and other applicable provisions, if any, of the Companies Act, 1956, (the Act) the Company hereby accords its consent to the payment of remuneration to Non-executive Directors of the Company or any of them [other than the Managing Director / Whole-time Director(s)] by way of commission, as the Board may decide from time to time, for a period of five years commencing with the financial year 2008-09, not exceeding in the aggregate of 1% of the net profits of the Company calculated in accordance with the provisions of the Act. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorised to take all such steps as may be considered necessary, desirable or expedient for giving effect to this resolution.”
						Mgmt	No	DNA	DNA
ICICI Bank Limited	ICICIBC IN	6100368 IN	7/26/2008	Vadodara
To receive, consider and adopt the audited Profit and Loss Account for the financial year ended March 31, 2008 and Balance Sheet as at that date together with the Reports of the Directors and the Auditors.
						Mgmt	No	DNA	DNA
					To declare dividend on Preference Shares.	Mgmt	No	DNA	DNA
					To declare dividend on Equity Shares,	Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. Sridar Iyengar, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. T. S. Vijayan, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. Lakshmi N. Mittal, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. Narendra Murkumbi, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA

that BSR & Co., Chartered Accountants, be appointed as statutory auditors of the Company, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company, on a remuneration to be fixed by the Board of Directors of the Company
						Mgmt	No	DNA	DNA

that the Board of Directors of the Company be and is hereby authorized to appoint branch auditors, as and when required, in consultation with the statutory auditors, to audit the accounts in respect of the Company’s branches/offices in India and abroad and to fix their terms and conditions of appointment and remuneration
						Mgmt	No	DNA	DNA
					that Mr. Sonjoy Chatterjee be and is hereby appointed a Director of the Company	Mgmt	No	DNA	DNA
					that Mr. Sonjoy Chatterjee be and is hereby appointed as a whole time Director of the Company, effective October 22, 2007 up to October 21, 2012, on payment of the following remuneration:	Mgmt	No	DNA	DNA
Lupin Limited	LPC IN	6143761 IN	7/22/2008	Mumbai	To receive, consider, approve and adopt the audited Balance Sheet as at March 31, 2008, Profit and Loss Account for the year ended on that date and reports of Directors and Auditors.	Mgmt	Yes	For	For
					To declare dividend for the year ended March 31, 2008.	Mgmt	Yes	For	For
					To appoint a Director in place of Dr. K. U. Made, who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. R. A. Shah, who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint auditors to hold office from the conclusion of the Twenty Sixth	Mgmt	Yes	For	For
Annual General Meeting till the conclusion of the next Annual General Meeting and to fix their remuneration.

To consider and if thought fit, to pass with or without modification(s) the following Resolution as an Ordinary Resolution: “RESOLVED THAT in addition to all the previous resolutions passed in this behalf, consent and approval of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 for mortgaging and/or charging by the Board of Directors (hereinafter referred to as “the Board” which term shall include any Committee there of or the time being exercising the powers conferred on the Board by this resolution) of all the immovable and/or movable properties of the Company, wheresoever situate, both present and future and/or the whole or substantially the whole of the undertaking(s) of the Company to or in favour of any public or private financial institutions, banks, mutual funds, bodies corporate or any other person whomsoever participating in extending financial assistance, to secure any term loans, working capital facilities, debentures or any other type of financial assistance, not exceeding Rs.500 crore (Rupees five hundred crore only) lent and advanced/to be lent and advanced by them, together with interest, compound interest, additional interest, liquidated damages, premia on prepayment or on redemption, costs, charges or expenses or monies payable by the Company to them under loan agreements/letters of sanction/debenture trust deed, etc. RESOLVED FURTHER THAT the securities to be created by the Company as aforesaid may rank pari passu with the mortgages and/or charges already created or to be created in future by the Company or in such other manner and ranking as may be thought expedient by the Board and as may be agreed to amongst the concerned parties. RESOLVED FURTHER THAT the Board be and is hereby authorised to finalize and execute any and all agreements and documents, necessary for creating mortgages and/or charges as aforesaid and to do all such acts, deeds, matters and things as may be considered necessary, desirable or expedient for implementing this resolution and to resolve any question or doubt relating thereto, or otherwise considered by the Board to be in the best interests of the Company.”
						Mgmt	Yes	For	For
Mahindra & Mahindra Limited	MM IN	6100186 IN	7/30/2008	Mumbai	To receive and adopt the audited Balance Sheet as at 31st March, 2008 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon.	Mgmt	Yes	For	For
					To declare a dividend on Ordinary (Equity) Shares.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Anand G. Mahindra who retires by rotation and, being eligible, offers himself for re-election.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. A. K. Nanda who retires by rotation and, being eligible, offers himself for re-election.	Mgmt	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					To appoint a Director in place of Mr. Nadir B. Godrej who retires by rotation and, being eligible, offers himself for re-election.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. M. M. Uruapan who retires by rotation and, being eligible, offers himself for re-election.	Mgmt	Yes	For	For

To appoint Messrs. Deloitte Haskins & Sells, Chartered Accountants, the retiring Auditors of the Company, as Auditors, .who shall hold office from the conclusion of this Annual General Meeting, until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration.
						Mgmt	Yes	For	For
Dishpan Pharmaceuticals and Chemicals Limited	DISH IN	B0LLBY2 IN	7/31/2008	Ahmedabad
To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2008, Profit & Loss Account and Cash Flow Statement for the year ended on that date along with necessary annexure and the Reports of the Directors and Auditors thereon.
						Mgmt	No	DNA	DNA
					To declare a dividend.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Yagneshkumar B. Desai, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Sanjay S. Majmudar, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA

To appoint Mis. Deloitte Haskins & Sells, Chartered Accountants as Statutory Auditors of the Company, who shall hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in conformity with the provisions of Article No. 138 of the Articles of Association of the Company and pursuant to the provisions of Section 309 (4) of the Companies Act, 1956, the authority be and is hereby accorded for the payment of commission to such Non-Executive Director(s) of the Company (Other than the Chairman & Managing Director, Managing Director and / or Whole Time Director) may be determined by the Board of Directors for each Non-Executive Director for each financial year ending on 31st March, 2009 up to and including financial year of the Company ending on 31 st March, 2013 to be calculated in accordance with the provisions of Section 349 and 350 of the Companies Act, 1956 and distributed between such Non-Executive Director(s) and in such a manner as the Board of Directors may from time to time determine within the maximum limit of one per cent of net profits of the Company, subject to maximum of Rs.15.00 lacs (Rupees Fifteen Lacs only) in aggregate, in addition to the sitting fees being paid by the Company to all the Non-Executive Directors for attending the Board / Committee Meetings of the Company.”
						Mgmt	No	DNA	DNA
Wipro Limited	WPRO IN	6206051 IN	7/17/2008	Bangalore	Receive, consider and adopt the audited Balance Sheet as at March 31, 2008 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon.	Mgmt	No	DNA	DNA
					To confirm the payment of Interim Dividend and to declare a Final Dividend on equity shares.	Mgmt	No	DNA	DNA

Re-appointment of Auditors and fix their remuneration RESOLVED that M/s. BSR & Co. be and is hereby reappointed as Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company at remuneration to be decided by the Audit Committee of the Board in consultation with the Auditors, which fee may be paid on a progressive billing basis to be agreed between the Auditor and the Audit Committee of the Board or such other officer of the Company as may be approved by the Board/Committee.
						Mgmt	No	DNA	DNA
					Appoint a Director in place of Dr Ashok S Ganguly who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA
					Appoint a Director in place of Mr P M Sinha who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA
					Appointment of Mr Suresh C Senapaty as Director of the Company and payment of remuneration	Mgmt	No	DNA	DNA
					Appointment of Mr Girish S Paranjpe as Director of the Company and payment of remuneration.	Mgmt	No	DNA	DNA
					Appointment of Mr Suresh Vaswani as Director of the Company and payment of remuneration	Mgmt	No	DNA	DNA
					Amendment to Articles of Association for increase in the number of directors	Mgmt	No	DNA	DNA
ITC Limited	ITC IN	B0JGGP5 IN	7/30/2008	Kolkata	To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2008, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	Mgmt	No	DNA	DNA
					To declare a dividend for the financial year ended 31st March, 2008.	Mgmt	No	DNA	DNA
					To elect Directors in place of those retiring by rotation.	Mgmt	No	DNA	DNA

To appoint Auditors and to fix their remuneration. In this connection, to consider and, if thought fit, to pass the following resolution which will be proposed as a Special Resolution:- “Resolved that Messrs. A. F. Ferguson & Co., Chartered Accountants, be and are hereby appointed as the Auditors of the Company to hold such office until the conclusion of the next Annual General Meeting to conduct the audit at a remuneration of Rs. 125,00,0001- payable in one or more installments plus service tax as applicable, and reimbursement of out-of-pocket expenses incurred.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Ani! Baijal be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date upon withdrawal by the recommending Institution or to conform with the policy on retirement as may be determined by the Board of Directors of the Company and 1or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Dinesh Kumar Mehrotra be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date upon withdrawal by the recommending Institution or to conform with the policy on retirement as may be determined by the Board of Directors of the Company and 1or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Dr. Ravinder Kumar Kaul be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date upon withdrawal by’ the recommending Institution or to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Sunil Behari Mathur be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and /or by any applicable statutes, rules, regulations or guidelines
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Pillappakkam Bahukutumbi Ramanujam be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Hugo Geoffrey Powell be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and /or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Dr. Basudeb Sen be and is hereby re-appointed a Director of the Company, liable to retire by rotation, for a period of five years with effect from 27th August, 2008, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and /or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Balakrishnan Vijayaraghavan be and is hereby re-appointed a Director of the Company, liable to retire by rotation, for a period of five years with effect from 27th August, 2008, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that, in accordance with the applicable provisions of the Companies Act, 1956, or any amendment or re-enactment thereof, consent be and is hereby accorded to modification in the terms of remuneration paid or payable to the Whole time Directors of the Company with effect from 1st October, 2007, as set out in the Explanatory Statement annexed to the Notice convening this Meeting
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass the following resolution which will be proposed as a Special Resolution:- “Resolved that, subject to such approvals as may be necessary, the Directors of the Company other than the Whole time Directors be paid annually, for a period not exceeding five years, for each of the financial years of the Company commencing from 1st April, 2008, commission not exceeding one per cent of the net profits of the Company, as provided under Section 309(4) of the Companies Act, 1956 (‘the Act’), and computed in the manner referred to in Section 198(1) of the Act, or any amendment or re-enactment thereof, in addition to the fee for attending the meetings of the Board of Directors of the Company (‘the Board’) or any Committee thereof, to be divided amongst the Directors aforesaid in such manner as the Board may from time to time determine and in default of such determination equally, provided that none of the Directors aforesaid shall receive individually commission exceeding Rs. 6,00,000/- in a financial year.”
						Mgmt	No	DNA	DNA
Sagar Cements Limited	SGC IN	6313229 IN	7/23/2008	Hyderabad	Issue of Equity Shares on a preferential basis	Mgmt	No	DNA	DNA
Edelweiss Capital Limited	EDEL IN	B291KM9 IN	7/18/2008	Postal Ballot
“RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956, including any statutory modification or re-enactment thereof for the time being in force, and such other approvals as may be required in that behalf, the Company hereby authorizes the Board of Directors (hereinafter referred to as “the Board” which includes any Committee constituted or authorised by the Board in this regard) : • to make loans from time to time on such terms and conditions as it may deem expedient to any body corporate • to give on behalf of any body corporate, any guarantee, or provide security in connection with a loan made by any other person to, or to any other person by any body corporate and • acquire by way of subscription, purchase or otherwise the securities of any other body corporate in excess of the limits prescribed under Section 372A of the Companies Act, 1956 up to an aggregate sum of Rs. 6000 crores (Rupees Six Thousand Crores only), notwithstanding that the aggregate of loans and investments so far made, the amounts for which guarantee or security so far provided to, along with the investments, loans, guarantee or security proposed to be made or given by the Board may exceed sixty percent of its paid up capital and free reserves, or hundred percent of its free reserves, whichever is more.
						Mgmt	Yes	For	For
S. Kumars Nationwide Limited	SKUM IN	6708085 IN	7/18/2008	Postal Ballot
According to Section 372A of the Companies Act, 1956, the Board of Directors of a Company can make any loan, investment or give guarantee or provide any security beyond the prescribed ceiling of : 1. Sixty percent of the aggregate of the paid up capital and free reserves or, 2. Hundred per cent of its free reserves, whichever is more, if Special Resolution is passed by the shareholders of the Company.
						Mgmt	Yes	For	For
Tata Motors Limited	TTMT IN	6101509 IN	7/24/2008	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2008 and Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon.
						Mgmt	Yes	For	For
					To declare a dividend on Ordinary Shares.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Ratan N Tata, who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. R. Gopalakrishnan, who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint Auditors and fix their remuneration.	Mgmt	Yes	For	For
					Appointment of Dr. R. A. Mashelkar as a Director.	Mgmt	Yes	For	For
					Commission to non-Whole-time Directors.	Mgmt	Yes	For	For
					Revision in the terms of remuneration of Mr. Ravi Kant, Managing Director.	Mgmt	Yes	For	For
Cummins India Limited	KKC IN	629483 IN	7/24/2008	Pune	To receive and adopt the Directors’ Report and Audited Profit and Loss Account for the year ended March 31, 2008 and the Balance Sheet as at that date.	Mgmt	No	DNA	DNA
					To declare final dividend on equity shares and to ratify the interim dividend declared by the Board of Directors.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Mark Levett, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Venu Srinivasan, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Glyn Price, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint Auditors to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting.	Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit to pass with or without modifications, the following resolution as an Ordinary Resolution: RESOLVED that pursuant to Section 269 read with ScheduleXIll and other replicable provisions of the Companies Act, 1956, Mr. Anant J. Talaulicar be and is hereby re-appointed as Managing Director of the Company for a period of five years from April 25, 2008 to April 24, 2013, on Such terms as set out in the Explanatory Statement attached to the Notice convening this Annual General Meeting.
						Mgmt	No	DNA	DNA
Zee Entertainment Enterprises Limited	Z IN	6188535 IN	7/23/2008	Mumbai
To receive, consider and adopt the Audited Balance Sheet as at March 31, 2008, the Profit & Loss Account of the Company for the financial year ended on that date and the Reports of the Auditors and Directors thereon.
						Mgmt	Yes	For	For
					To declare dividend on equity shares for the financial year ended March 31, 2008.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Ashok Kurien, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Rajan Jetley, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Sir Gulam Noon, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For

To appoint M/s. MGB & Co., Chartered Accountants, Mumbai as Auditors of the Company to hold such office from the conclusion of this meeting until the conclusion of the next Annual General Meeting at a remuneration to be determined by the Board of Directors of the Company.
						Mgmt	Yes	For	For

To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution. “Resolved that Prof. R. Vaidyanathan be and is hereby appointed a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation.”
						Mgmt	Yes	For	For

To consider and if thought fit, to pass, with or without modification, the following resolution as a Special Resolution. “Resolved that pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment or re-enactment thereof), the Articles of Association of the Company be and is hereby altered by substituting existing Article 71 with the following: Article 71. Until otherwise determined by a General Meeting the number of Directors shall not be less than three and not more than twelve.” The Register of Members and Share Transfer Books of the Company will remain closed from Saturday, July 19, 2008 to Wednesday, July 23, 2008 (both days inclusive). Share Transfers received in order at the Registered Office of the Company or at the office of the Registrars of the Company, by 5.30 p.m. on July 18, 2008, will be processed for payment of equity dividend, if declared, to the transferees or their mandates Dividend, if approved by Members at the ensuing Annual General Meeting, will be paid to all those shareholders whose name appear in the Register of Members of the Company, after giving effect to all valid share transfers in physical form lodged with the Company or its Registrars on or before July 18, 2008 and in the list of beneficial owners furnished by National Securities Depository Limited (NSDL) and/or Central Depository Services (India) Limited, (CDSL) in respect of shares held in electronic form, as at the end of the business on July 18, 2008.
						Mgmt	Yes	For	For
Zee News Limited	ZEEN IN	B1LTBN2 IN	7/23/2008	Mumbai
To consider and adopt the audited Profit and Loss Account of the Company for the year ended on March 31, 2008 and the Balance Sheet as at that date together with the report of the Auditors and Directors thereon.
						Mgmt	Yes	For	For
					To declare dividend on equity shares for the financial year ended March 31, 2008	Mgmt	Yes	For	For
					To appoint Director in place of Mr. Subhash Chandra, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint Director in place of Mr. Naresh Kumar Bajaj, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	Yes	For	For

To appoint M/s. MGB & Co., Chartered Accountants, Mumbai, as the Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting, at remuneration to be determined by the Board of Directors of the Company.
						Mgmt	Yes	For	For

To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution. “Resolved that Mr. V. V. Ranganathan who was appointed by the Board of Directors as an Additional Director of the Company with effect from April 8, 2008 and who holds office upto the date of this Annual General Meeting in terms of Section 260 of the Companies Act, 1956 and in respect of whom the Company has received a notice in writing from a Member under Section 257 of the Act proposing his candidature for the office of Director of the Company, be and is hereby appointed a Director of the Company, liable to retire by rotation.”
						Mgmt	Yes	For	For

To consider and if thought fit, to pass, with or without modification, the following resolution as a Special Resolution. “Resolved that in accordance with the applicable provisions of the Companies Act, 1956, the Securities Contracts (Regulation) Act, 1956, the Listing Agreement(s) with the Stock Exchange(s) and pursuant to the provisions of the Securities and Exchange Board of India (Delisting of Securities) Guidelines, 2003 or any amendment, reenactment or modification thereof and subject to such other approvals, permissions and sanctions as may be necessary, and such other conditions and modifications as may be prescribed or imposed by any authority while granting such approvals, permissions or sanctions, which may be agreed to by the Board of Directors of the Company (‘the Board’) or any Committee / person(s) authorised by the Board, consent be and is hereby accorded to delist the Equity Shares of the Company from the Calcutta Stock Exchange Association Limited (CSE).”
						Mgmt	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution. “Resolved that in accordance with the provisions of Section 16, 94 and other applicable provisions, if any, of the Companies Act, 1956, the Authorised Capital of the Company be and is hereby increased from Rs. 30,00,00,000/- (Rupees Thirty Crores Only) divided into 29,00,00,000 (Twenty Nine Crores) Equity Shares of Re. 1/- (Rupee One) each and 1,00,00,000 (One Crore) Preference Shares of Re. 1/- (Rupee One) each to Rs. 50,00,00,000/- (Rupees Fifty Crores only) divided into 49,00,00,000 (Forty Nine Crores) Equity Shares of Re. 1/- (Rupee One) each and 1,00,00,000 (One Crore) Preference Shares of Re. 1/- (Rupee One) each and in consequence thereof the existing Clause V of the Memorandum of Association of the Company relating to share capital be substituted by the following clause : 21 V. “The Authorised Share Capital of the Company is Rs. 50,00,00,000/- (Rupees Fifty Crores Only) divided into 49,00,00,000 (Forty Nine Crores) Equity Shares of Re. 1/- (Rupees One) each and 1,00,00,000 (One Crore) Preference Shares of Re. 1/- (Rupee One) each with the power to increase or decrease, consolidate or subdivide the shares under the powers of the Companies Act, 1956.”
						Mgmt	Yes	For	For
Exide Industries Limited	CHLR IN	B1D3ZC9 IN	7/25/2008	Bangalore
To discuss, approve and adopt the Balance Sheet of the Bank as at 31st March 2008; Profit and Loss Account of the Bank for the year ended 31st March 2008, the Report of the Board of Directors or the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						Mgmt	No	DNA	DNA
					To declare final dividend on equity Shares of the Bank for the Financial Year 2007-2008.	Mgmt	No	DNA	DNA

To elect three Directors among the shareholders of the Bank other than the Central Government, in terms of Sec.9(3){i) of the Banking Companies {Acquisition & Transfer of Undertakings) Act 1980(herein after referred to as the “Act) read with The Banking Regulation Act, 1949and Nationalized Banks (Management & Miscellaneous Provisions) Scheme 1980 (herein after referred to as the “Scheme”) and Vijayan Bank (Shares & Meetings) Regulations, 2003 (herein after referred to as the “Regulations”) made pursuant to Sec.19 of the Act and pass the following resolution:-
						Mgmt	No	DNA	DNA
Godrej Consumer Products Limited	GCPL IN	B1BDGY0 IN	7/25/2008	Mumbai	To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2008, the Balance Sheet as at that date, the Auditors’ Report thereon and the Directors’ Report;	Mgmt	Yes	For	For
					To declare a dividend on equity shares;	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Nadir Godrej, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Hogshead Press who retires by rotation and being eligible, offers himself for reappointment;	Mgmt	Yes	For	For

To appoint Auditors to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting, and to authorise the Board of Directors of the Company to fix their remuneration. M/s. Kalyaniwalla & Mistry, Chartered Accountants, the retiring Auditors, are eligible for reappointment.
						Mgmt	Yes	For	For

To consider, and if thought fit, to pass with or without modification’s) the following resolution as an Ordinary Resolution : RESOLVED that subject to the provisions of Section 257 and other applicable provisions of the Companies Act 1956, if any, Mr. A Mahindra, who has been appointed as an Additional Director of the Company by the Board of Directors with effect from June 18, 2008 and whose term expires at this Annual General Meeting and in respect of whom the Company has received a Notice under Section 257 of the Companies Act, 1956 along with a deposit of Rs.500/- from a Member proposing his candidature for the off cue of a Director, be and is hereby appointed as a Director of the Company.
						Mgmt	Yes	For	For

To consider, and if thought fit, to pass with or without modification’s) the following resolution as an Ordinary Resolution : RESOLVED that subject to the provisions of Section 257 and other applicable provisions of the Companies Act 1956, if any, Dr. Omkar, Goswami, who has been appointed as an Additional Director of the Company by the Board of Directors with effect from June 18, 2008 and whose term expires at this Annual General Meeting and in respect of whom the Company has received a Notice under Section 257 of the Companies Act, 1956 along with a deposit of Rs.500/- from a Member proposing his candidature for the off cue of a Director, be and is hereby appointed as a Director of the Company.
						Mgmt	Yes	For	For
SESA GOA LIMITED	SESA IN	6136040 IN	7/23/2008	Goa	To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2008 and the Profit & Loss Account for the year ended on that date’ and the Reports of the Directors and Auditors thereon.	Mgmt	No	DNA	DNA
					To declare a Dividend.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. S. D. Konkani who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. G. D. Kamat who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA

“RESOLVED that subject to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act. 1956, Mis. Deloitte Haskins & Sells, Chartered Accountants, be and are hereby appointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting upto the conclusion of the next Annual General Meeting of the Company, in place of the retiring auditors Mis. S.J. Thaly & Co., Chartered Accountants, to examine and audit the accounts of the Company for the financial year 2008-09, at such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Auditors.”
						Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

the remuneration of Mr. P. K. Mukherjee, Managing Director, be and is re-fixed With base salary of RS.3,70,000/-permonth, effective from 1st April, 2008 for the unexpired period of his Contract upto 31st March, 2009, in the revised scale of Rs.1,50,OOO/·’ to Rs.5,00,000/-, with corresponding increase in benefits, with a liberty to the Board of Directors to alter and vary such terms and conditions including remuneration so as not to exceed the limits specified in Part I, i.e. in case of profit, and Part II, i.e. in case of inadequacy of profit, of Schedule XIII to the Companies Act, 1956 or any amendments thereto as may be agreed to by the Board of Directors and Mr. P. K. Mukherjee.”
						Mgmt	No	DNA	DNA

“RESOLVED that Mr. Kuldip Kumar Kaura, who was appointed as an Additional Director by the Board of Directors at their meeting held on 30th October. 2007 and who ceases to hold office at this Annual General Meeting pursuant to Section 260 of the Companies Act, 1956 and who is eligible for appointment and in respect of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing his candidature for the office of a director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt	No	DNA	DNA

“RESOLVED that Mr. Din Dayal Jalan, who was appointed as an Additional Director by the Board of Directors at their meeting held on 30th October, 2007 and who ceases to hold office at this Annual General Meeting pursuant to Section 260 of the Companies Act, 1956 and who is eligible for appointment and in respect of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing his candidature for the office of a director, be and is hereby 3ppointed as a Director of the Company liable to retire by rotation.”
						Mgmt	No	DNA	DNA

RESOLVED that Mr. Akhilesh Joshi, who was appointed as an Additional Director by the Board of Directors at their meeting held on 30th October, 2007 and who ceases to hold office’ at this Annual General Meeting pursuant to Section 260 of the Companies Act, 1956 and who is eligible for appointment and in respect of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing his candidature for the office of a director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt	No	DNA	DNA
TECH MAHINDRA LIMITED	TECHM IN	B1C4TB0 IN	7/22/2008	Mumbai	To receive, consider and adopt the Balance Sheet as at 31st March 2008 and the Profit and Loss Account for the year ended on that date and the Report of the Board of Directors and Auditors thereon.	Mgmt	Yes	For	For
					To declare dividend for the financial year ended 31st March 2008.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Bharat N. Doshi, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Hon. Akash Paul, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Arun Seth, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	Yes	For	For

To appoint M/s. Deloitte Haskins & Sells, Chartered Accountants, as Auditors, who shall hold office from the conclusion of this Annual General Meeting, until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration.
						Mgmt	Yes	For	For

To consider and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution: RESOLVED that pursuant to section 293(1)(e) of the Companies Act, 1956 and subject to such approvals, if any, as may be required, the Board of Directors of the Company be and is hereby authorised to contribute to Mahindra Education Foundation, any amount which may exceed the limits specified in that section but not exceeding Rs. 250 Million in addition to the amount which is one percent of net profits of the Company to charitable and other funds, not directly relating to the business of the company or welfare of the employees.
						Mgmt	No	Abstain	Abstain
PUNJ LLOYD LIMITED	PUNJ IN	B1VJSG4 IN	7/28/2008	New Delhi
To receive, consider and adopt the audited Balance Sheet as at March 31, 2008 and the Profit ·& loss Account for the financial year ended on that date along with Auditors’ and Directors’ Report thereon.
						Mgmt	No	DNA	DNA
					To declare dividend;	Mgmt	No	DNA	DNA
					To appoint Director in place of Dr~ Naresh Kumar Trehan who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint Director in place of Mr; luv Chhabra who retires by rotation and being eligible offers himself for ~ appointment.	Mgmt	No	DNA	DNA

To appoint M1s.S;R. Batliboi & Co., Chartered Accountants, as Statutory Auditors of the Company and, fix their remuneration and for this purpose- to consider and; if thought fit; to pass with’ or without modification(s), the’ following resolution as an Ordinary Resolution:- RESOLVED THAT Mls. S.R. Batliboi & Co., Chartered Accountants, be and are hereby re-appointed as Auditors of the Company to hold office until the conclusion of next Annual General Meeting at a remuneration to be fixed by the Board of Directors.”
						Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution “RESOLVED that pursuant to the provisions of section 257 of ‘he Companies Act, 1956, and all other applicable provisions. if any, Mr. Niter Mahan, who was appointed as additional director pursuant to section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, ,whose period of office shall be liable to determination by retirement of Directors by rotation;”
						Mgmt	No	DNA	DNA

To consider and if thought fit. to pass with or without modification(s), the following resolution as an Ordinary Resolution- RESOLVED that pursuant to the provisions of section 257 of the Companies Act, 1956. and all other applicable provisions, if Mr. Maher Karin Singh, who was appointed as additional Director pursuant to section 260 of the Companies Act, 1956, is hereby appointed as Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation.”
						Mgmt	No	DNA	DNA

the Company hereby, approves the re-appointment of, Mr. Atoll Punt as Executive Chairman of the Company July 1. 2008 for a period of five years, to retire by rotation.” “RESOLVED FURTHER that Mr. Atoll Punt shall receive remuneration on the following terns and conditions:
						Mgmt	No	DNA	DNA
BANK OF BARODA	BOB IN	6099778 IN	7/28/2008	Vadodara
To discuss, approve and adopt the Balance Sheet of the Bank as at 31 st March, 2008. Profit & Loss Account for the year ended 31 st March, 2008, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the accounts and the Auditor’s report on the Balance Sheet and Accounts
						Mgmt	Yes	For	For
					To declare Dividend for the year 2007-08.	Mgmt	Yes	For	For
BHARTI AIRTEL LIMITED	BHARTI IN	6442327 IN	8/1/2008	New Delhi
To receive, consider and adopt the audited Balance Sheet of the. Company as at March 1, 2008, the Profit & Loss Account and the Cash Flow Statement for the year ended on that date and the report of the Board of directors and Auditors thereon.
						Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. Basher Crime, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a director in place of Ms. Chua Sock Kong, who retires by rotation and being eligible offers herself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. Rajan BHARTI Mittal, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a director in place of Mr. Rakish BHARTI Mittal, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt	No	DNA	DNA

To appoint M/s. S. R. Batliboi & Associates, Chartered Accountants, Gurgaon, as statutory auditors of the Company to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting and to authorize the Board of directors/audit committee to fix their rheum nation.
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “Resolved that Mr. Mauro Sent Nelly, be and is hereby appointed as director of the Company, liable to retire by rotation.”
						Mgmt	No	DNA	DNA
INDO TECH TRANSFORMERS LIMITED	INDT IN	B0YK7P9 IN	7/30/2008	Chennai
To receive, consider and adopt the audited Profit and Loss Account for the year ended 31st March, 2008 and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon.
						Mgmt	No	DNA	DNA
					To declare Dividend.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. K. Kennan who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint Auditors to hold office till the conclusion of the next Annual General Meeting and fix their remuneration.	Mgmt	No	DNA	DNA
TITAGARH WAGONS LIMITED	TWL IN	B2PLY43 IN	7/28/2008	Kolkata
To receive, consider and adopt the audited Balance Sheet as at 31 st March, 2008, Profit & Loss Account and Cash Flow statement for the year ended on that date and the Reports of Directors and Auditors thereon.
						Mgmt	No	DNA	DNA
					To declare dividend on Equity Shares for the Financial Year ended 31st March, 2008.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Sri Alike Mukherjee who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Sri Abkhaz Sen who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint Auditors and authorise the Board of Directors to fix their remuneration.	Mgmt	No	DNA	DNA

To consider and if thought fit to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT the approval of the shareholders of the Company under Section 31 and such other provisions of the Companies Act, 1956 as may be applicable, be and is hereby accorded to substitution of the existing Articles of Association of the Company with the draft Regulations placed before this meeting (hereinafter referred to as the ‘New Regulations’) duly initialed by the Chairman, and the New Regulations be and are hereby approved and adopted as the Articles of Association of the Company.”
						Mgmt	No	DNA	DNA
GRASIM INDUSTRIES LIMITED	GRASIM IN	6099927 IN	8/2/2008	Nagda
To receive, consider and adopt the audited Balance Sheet as at 11 March, 2008 and the Profit and Loss Account for the year ended 31 March, 2008 and the Reports of the Directors and the Auditors of the Company.
						Mgmt	No	DNA	DNA
					To declare dividend on Equity Shares for the year ended 31 March, 2008.	Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					To appoint a Director in place of Mr. BEVY. Baraga who retires from office by rotation, and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Kumar Mangle Birla, who retires from office by rotation and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. MR.. Pâté, who retires from office by rotation, and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To consider and, if thought fit, to pass the following resolutions as Ordinary Resolutions relating to the appointment of Auditors of the Company:	Mgmt	No	DNA	DNA
					revision in the terms of remuneration of Mr. Calendar K. Jain,	Mgmt	No	DNA	DNA
					revision in the terms of remuneration of Mr. DID. Rather,	Mgmt	No	DNA	DNA
					That the existing Article 63(1) be and is hereby deleted and substituted by the following “Article No. 63(1) — Buy Back of Shares”	Mgmt	No	DNA	DNA
EXIDE INDUSTRIES LIMITED	CHLR IN	B1D3ZC9 IN	7/25/2008	Kolkata	To consider and adopt the Profit and Loss Account for the year ended 31 March, 2008, and the Balance Sheet as at that date together with the report of the Directors and the Auditors thereon.	Mgmt	No	DNA	DNA
					To declare dividend.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr R B Rhea who retires by rotation and being eligible offers himself . for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place form Weston Wong who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr H M Kothari who retires by rotation and being eligible offers himself for reappointment	Mgmt	No	DNA	DNA

To appoint Auditors and fix their remuneration and for this purpose to consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED that the Auditors, Messrs S.R.Batliboi & Co., Chartered Accountants, who retire after conclusion of this meeting, be and are hereby reappointed Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company, at a fee to be determined by the Board of Directors plus reimbursement of out-of-pocket expenses.”
						Mgmt	No	DNA	DNA
Balaji Telefilms Limited	BLJT IN	6545538 IN	7/29/2008	Mumbai	To receive, consider and adopt the Balance Sheet as at 31st March 2008 and the Profit and Loss Account for the year ended on that date and the Report of the Directors and the Auditors thereon.	Mgmt	Yes	For	For
					To declare final dividend.	Mgmt	Yes	For	For
					To appoint a director in place of Mr. Jeetendra Kapoor, who retires by rotation and being eligible offers himself for reappointment.	Mgmt	Yes	For	For
					To appoint a director in place of Mr. Dhruv Kaji, who retires by rotation and being eligible offers himself for reappointment.	Mgmt	Yes	For	For

To appoint Ms. Deloitte Haskins and Sells, Chartered Accountants, Mumbai and Mis. Snehal & Associates, Chartered Accountants, Mumbai, as Joint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt	Yes	For	For

the existing Article 94.1 of the Articles of Association of the Company be and is hereby deleted and substituted by the following new Article 94.1 : 94. 1. The Board shall consist of not more than twelve (12) Directors, of which two (2) Directors shall be nominated by the Investor (“Investor Directors’ for so long as the Investor has at least 15% Ownership, four (4) Directors shall be nominated by the Promoters {“Promoter Directors’ and six (6) Directors shall be independent. Until such time that the Investor holds at least 15% Ownership, any increase in the number of Directors on the Board shall require the Investor’s prior written consent. Upon the Ownership of the Investor falling below 15%, the Investor shall be entitled to nominate one (1) Director until such time that it has 10% or more Ownership.
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass, with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification(s) or reenactment thereof, for the time being in force), the consent of the Company be and is hereby accorded to the appointment of Mr. Tussah Kapoor as Whole time Director designated as Executive Director (or any other designation which the Board of Directors of Bajaj Motion Pictures Limited may decide from time to time) in Bajaj Motion Pictures Limited, wholly owned subsidiary of the Company, with effect from 1st August 2007 on such remuneration and terms & conditions more particularly set out in the explanatory statement attached to the notice.
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass, with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded to the . appointment of Mr. Ramesh Sippy, a relative of the Directors of the Company Ms. Shobha Kapoor, Mr. Jeetendra Kapoor, Ms. Ekta Kapoor and Mr. Tusshar Kapoor, for holding an office or place of profit in Balaji Motion Pictures Limited(BMPL), wholly owned subsidiary of the Company, as Chief Executive Officer of BMPL for a period of 3 years with effect from 25th March 2008 (I.e. the date of approval by the Central Government) on such remuneration and terms & conditions more particularly set out in the explanatory statement attached to the notice.”
						Mgmt	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

NAGARJUNA CONSTRUCTION COMPANY LTD.	NJCC IN	B0FXGP0	7/31/2008	Hyderabad
To receive, consider and adopt the Audited Balance Sheet as at 31 March, 2008, the Profit & Loss Account for the year ended on that date together with the Reports of the Directors and the Auditors thereon.
						Mgmt	No	DNA	DNA
					To declare dividend on Equity Shares.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Prof.Dr.Jng. V S Raju, who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Sri P Abraham, who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Sri A V N Raju, who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Sri R N Raju, who retires by rotation and being eligible offers himself for reappointment.	Mgmt	No	DNA	DNA

To consider, and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Mis. M Bhaskara Rao & Co., Chartered Accountants and M/s.Deloitte Haskins and Sells, Chartered Accountants, the retiring Joint Statutory Auditors of the Company, be and are hereby re-appointed as the Joint Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT notice of intention to propose Sri Akhil Gupta for appointment as a Director having been received from a member under Section 257 of the Companies Act, 1956, Sri Akhil Gupta, who was appointed as an Additional Director of the company and who holds office up to the date of this Annual General Meeting pursuant to Section 260 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company not liable to retire by rotation”.
						Mgmt	No	DNA	DNA
Transport Corporation of India Ltd	TRPC IN	B1JMNW6	7/29/2008	Hyderabad	To consider and adopt the Audited Profit & Loss Account for the financial year ended 31st March 2008, the Balance Sheet as at that date and the Reports of the Directors & Auditors thereon.	Mgmt	No	DNA	DNA
					To declare a dividend on Equity shares.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. S. N. Agarwal, who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. S. M. Datta, who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt	No	DNA	DNA

To consider and appoint Statutory Auditors to hold office from the conclusion of this meeting until conclusion of the next Annual General Meeting and to fix their remuneration. Mis R S. Agarwala & Co., Chartered Accountants, Kolkata the retiring auditors, being eligible offers themselves for re appointment.
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mis. L.B.S. Chirac & Co., Chartered Accountants, Katmandu, be and are hereby appointed as Branch Auditors for auditing the accounts of all the branches of the Company situated in Royal Kingdom of Nepal for the year 2008-09 and to hold office till the conclusion of the next Annual General Meeting at a remuneration to be fixed by the Board of Directors of the Company.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mis. Nat Rajan & Swami Nathan, Chartered Accountants, Singapore, be and are hereby, appointed as Branch Auditors for auditing the accounts of all the branches of the Company situated in Singapore for the year 2008-09 and to hold office till the conclusion of the next Annual General Meeting at a remuneration to be fixed by the Board of Directors of the Company.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification (s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mis. RS. Agarwala & Co., Chartered Accountants, Bangalore, be and are hereby appointed as Branch Auditors for auditing the accounts of TCI Seaways Division of the Company for the year 2008-09 and to hold office till conclusion of the next Annual General Meeting at a remuneration to be fixed by the Board of Directors of the Company.”
						Mgmt	No	DNA	DNA

To consider and if thought fit to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. R V. Achaean, who was appointed by the Board of Director as additional director of the Company with effect from 30th October 2007 and who holds office of director up to the date of this Annual General Meeting of the Company, in terms of the Section 260of the Companies Act, 1956(“the Act”) and in respect of whom the Company has received a notice in writing from a member under Section 257 of the Act, proposing his candidature forth office of Director of the Company, be and is hereby appointed as Director of the Company.”
						Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956and subject to approval of Shareholders and Central Government, if required, Mr. D. P.Agarwal be and is hereby re-appointed as Managing Director and designated as Vice Chairman & Managing Director of the Company for a further period of five years effective from 1st August, 2008 on the terms as set out in the explanatory statement. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to do all such acts, deeds, matters &the inks as may be necessary or expend into give effect to the is resolution.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolution as Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956and subject to approval of Shareholders and Central Government, if required, Mr. Viet Agarwal be and is hereby re-appointed as Executive Director for a further period of five years effective from 1st Jug Iy,2008on the terms as set out in the explanatory statement. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to do all such acts, deeds, matters & things as may be necessary or expedient to give effect to this resolution.”
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolution as Ordinary Resolution: “RESOLVED THAT in continuation of the shareholders’ resolution passed in the AM held on 23rd October 2006 and pursuant to the provisions of Sections 198,269, 309, 310, Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956and subject to the Shareholders’ approval and such Government’s approval (s) as may be required, the Company hereby approves the revision in the remuneration payable to Mr. Chandler Agarwal effective from 1st October 2008 till the remaining term i.e. till 20th September 2011, as provided in the explanatory statement annexed hereto.”
						Mgmt	No	DNA	DNA
ASHOK LEYLAND LIMITED	AL IN	B01NFT1	7/30/2008	Chennai	To receive, consider and adopt the Profit and Loss Account for the year ended March 31,2008, the Balance Sheet as at that date and the Reports of Directors and Auditors attached thereto.	Mgmt	No	DNA	DNA
					To declare a dividend.	Mgmt	No	DNA	DNA

To appoint a Director in the place of Mr D J Bajaj Rao, who retires by rotation under Article 106 of the Articles of Association of the Company and who, being eligible, offers himself for re-appointment.
						Mgmt	No	DNA	DNA

To appoint a Director in the place of Mr P N Galatia, who retires by rotation under Article 106 of the Articles of Association of the Company and who, being eligible, offers himself for re-appointment.
						Mgmt	No	DNA	DNA
					To appoint a Director in the place of Mr D G Hindu, who retires by rotation under Article 106 of the Articles of Association of the Company and who, being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA

To appoint Auditors and fix their remuneration. The retiring Auditors Messrs M S Krishna swami & Rajan, Chartered Accountants, and Messrs Deloitte Haskins & Sells, Chartered Accountants are eligible for re-appointment.
						Mgmt	No	DNA	DNA
					To appoint Mr Vend K Vasari as a Director	Mgmt	No	DNA	DNA
					To approve the appointment of Mr Vend K Vasari as Whole-time Director	Mgmt	No	DNA	DNA
BOMBAY RAYON FASHIONS LIMITED	BRFL IN	B0PDQG1	8/8/2008	Mumbai
To consider, and if thought fit, approve, with or without modification, the arrangement embodied in the Scheme of Amalgamation of LELA SCOTTISH LACE PRIVATE LIMITED., the Transferor Company with BOMBAY RAYON FASHIONS limited, the Transferee/Applicant Company.
						Mgmt	Yes	For	For
LARSEN & TOUBRO LIMITED	LT IN	B0166K8	8/29/2008	Mumbai	To consider and adopt the Balance Sheet as at March 31, 2008, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon;	Mgmt	Yes	For	For
					To declare a dividend on equity shares;	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. J. P. Kayak, who retires by rotation and is eligible for re-appointment;	Mgmt	Yes	For	For
					To appoint a Director in place of Mr. Y. M. Deosthalee, who retires by rotation and is eligible for re-appointment;	Mgmt	Yes	For	For
					To appoint a Director. in place of Mr. M. M. Chitale, who retires by rotation and is eligible for re-appointment;	Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT Mr. N. Mohan Raj, who was appointed as a Director in casual vacancy and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received a notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.”
						Mgmt	Yes	For	For
					To appoint a Director in place of Mr. K. Venkataramanan, who retires by rotation and is eligible for re-appointment;	Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT Mr. S. Rajgopal who was appointed as an Additional Director and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received a notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of Director, be and is hereby appointed as a Director.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s}, as an ORDINARY RESOLUTION the following: . “RESOLVED THAT Mr. A. K. Jain who was appointed as an Additional Director and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received a notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.”
						Mgmt	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass with or without motivation’s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT pursuant to Section 269 and other capable provisions, if any, of the Companies Act, 1956 read with Schedule XIII of the said Act, approval be and is hereby granted to the re-appointment of Mr. A. M. Nasik, as the Chairman & Managing Director of the Company with effect from April 28, 2009 to September 30, 2012. RESOLVED FURTHER THAT Mr. A. M. Nasik, in his capacity as the Chairman & Managing Director, be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to the re-appointment of Mr. J. P. Kayak, as the Whole-time Director of the Company with effect from November 13, 2008 to March 31, 2011. RESOLVED FURTHER THAT Mr. J. P. Kayak, in his capacity as the Whole-time Director, be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT pursuant to Section 269 and other applicable provisions, if any, of, the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to, the re-appointment of Mr. K. Venkataramanan, as the Whole-time Director of the Company with effect from May 28, 2009 to June 30,2012. RESOLVED FURTHER THAT Mr. K. Venkataramanan, in his capacity as the Whole-time Director, be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to the re-appointment of Mr. K. V. Rang swami, as the Whole-time Director of the Company with effect from February 8,’ 2009 to June 30, 2011. RESOLVED FURTHER THAT Mr. K. Rang swami in his capacity as the Whole-time Director be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with ,or without modification(s), as an ORDINARY RESOLUTION the following:’ “RESOLVED THAT pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to the re-appointment of Mr. V. K. Magapu, as the Whole-time Director of the Company with effect from July 6, 2009 to September 30,2012. RESOLVED FURTHER THAT Mr. V. K. Magapu, in his capacity as the Whole-time Director, be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following: “RESOLVED THAT in accordance with the applicable provisions of the Companies Act, 1956, or any amendment or re-enactment thereof and Article 153 of the Articles of Association of the Company and subject to the guidelines issued by the Securities and Exchange, Board of India (SEBI) in this behalf and subject to such approvals, consents, permissions and sanctions as may be necessary from appropriate authorities, consent be and is hereby accorded to the Board of Directors of the Company (‘the Board’ , which term shall be deemed to include any Committee thereof) for capitalization of a sum not exceeding Rs. 61,44,47,064/- (Rupees Sixty One Crere Forty Four Lac Forty Seven Thousand and Sixty Four Only) from the Securities Premium Account, General Reserves or any other permitted reserves/ surplus of the Company for the purpose of issue of Bonus Shares of Rs. 2/- (Rupees Two Only) each, credited as fully paid-up to the holders of the Equity Shares of the Company whose names shall appear in the Register of Members on the ‘Record Date’ determined by the Board for the purpose, in the proportion of 1 (One) Bonus Share of Rs. 2/- for every 1 (One) fully paid-up Equity Share of Rs. 2h held by them and that the Bonus Shares so distributed shall, for all purposes, be treated as an increase in the paid-up Share Capital of the Company held by each such Member, and not as income. RESOLVED FURTHER THAT the stock options (whether vested, unvested or yet to be granted) under the Employee Stock Option Schemes be suitably adjusted. RESOLVED FURTHER THAT the Bonus Shares so allotted shall rank pari passu in all respects with the fully paid-up Equity Shares of the Company as existing on the Record Date, save and except that they shall not be entitled to any dividend for the financial year ended March 31, 2008 and any other dividend that may be declared before the ‘Record Date’. RESOLVED FURTHER THAT the Bonus Shares so allotted shall always be subject to the terms and conditions contained in the Memorandum and Articles of Association of the Company. RESOLVED FURTHER THAT no letter of allotment shall be issued in respect of the Bonus Shares and in the case of Members who hold Shares or opt to receive the Shares in dematerialized form, the Bonus Shares shall be credited to the respective beneficiary accounts of the Members with their respective Depository Participants and in the case of Members who hold Equity Shares in certificate form, the share certificates in respect of the Bonus Shares shall be dispatched, within such time as prescribed by law and the relevant authorities. RESOLVED FURTHER THAT the issue and allotment of the Bonus Shares to Non-Resident Members, Foreign Institutional Investors (Fils) & other foreign investors, be subject to the approval of the Reserve Bank of India, as may be necessary. RESOLVED FURTHER THAT the Board be and is hereby authorized to take necessary steps for listing of such shares on the Stock Exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements with the concerned Stock Exchanges and other applicable guidelines, rules had regulations. RESOLVED FURTHER THAT for the purpose of giving effect to this Resolution, the Board be and is hereby authorized to do all such acts, deeds, matters and things and to give such directions as may be necessary or expedient, and to settle any question, difficulty or doubt1hat may arise in this regard as the Board in its absolute discretion may deem necessary or desirable and its decision shall be final and binding.”
						Mgmt	Yes	For	For

To consider and, if thought fit, to pass with elf without modification(s), as a SPECIAL RESOLUTION the following: “RESOLVED THAT In accordance with the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956, Foreign Exchange Management Act; 1999, Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (‘SEBI Guidelines’), Listing Agreements entitled into by the Company with the Stock Exchange’s where the Securities of the Company are listed, enabling provisions in the Memorandum and Articles of Association of the Company as also provisions of any other applicable laws, rules arid’ regulations (including any amendments thereto or re-enactments thereof for the time being in force) and subject to such approvals, consents, permissions and sanctions of the Securities and Exchange Board of India (SEBI), Government of India (GOI), HeseNe Bank of India (RBI) and all other appropriate and concerned authorities, or bodies and subject to Conditions and modifications, as may be prescribed by any of them in granting such approvals, confer., permissions and sanctions which may be agreed to by the Board of Directors of the Company (‘the Board’ which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), the Board be and is hereby authorized to offer, issue and allot, by way of Qualified Institutions Placement (‘OIP’), to Qualified Institutional Buyers (‘Obis’) in terms of Chapter XIII-A of the SEBI Guidelines, whether or not such investors are members of the Company, through one or more placements of equity shares/fully convertible debentures/partly convertible debentures or any securities other than warrants which are convertible into or exchangeable with equity shares at a later date (herein referred to as ‘Securities’) not exceeding US$600 man or Rs. 2400 crore, if higher (including green shoe
						Mgmt	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

option), as the Board may determine in accordance with the SEBI Guidelines and where necessary in consultation with the Lead Managers, Underwriters, Merchant Bankers, Guarantors, Financial and/or Legal Advisors, Rating Agencies! Advisors, Depositories, Custodians, Principal Paying/ Transfer/Conversion agents, Listing agents, Registrars, Trustees, Printers, Auditors, Stabilizing agents and all other Agencies/Advisors. RESOLVED FURTHER THAT the OIP issue shall be completed within 12 months from the date of this Annual General Meeting. RESOLVED FURTHER THAT the relevant date for determination of the floor price of the Equity Shares to. be issued by way of the OIP issue shall be July 30, 2008. RESOLVED FURTHER THAT the Equity Shares so issued shall rank pari passu with the existing Equity Shares of the Company in all respects. RESOLVED FURTHER THAT the Equity Shares to be offered and allotted to the OIBs shall be in dematerialized form. RESOLVED FURTHER THAT for the purpose of giving effect to any offer, issue or allotment of Securities, the Board be and is hereby authorised on behalf of the Company, to do all such acts, deeds, matters and things as it may, in absolute discretion, deem necessary or desirable for such purpose, including without limitation, the determination of the terms thereof, for entering into arrangements for managing, underwriting, marketing, listing and trading, to issue placement documents and to sign all deeds, documents and writings and to pay any fees, commissions, remuneration, expenses relating thereto and with power on behalf of the Company to settle all questions, difficulties or doubts that may arise in regard to such offer(s) or issue(s) or allotment(s) as it may, in its absolute discretion, deem fit. RESOLVED FURTHER THAT the Board be and is hereby authorised to appoint Lead Manager(s) in offerings of Securities and to remunerate them by way of commission, brokerage, fees are the like and also to enter into. and execute all such arrangements, agreements, memoranda, documents, etc. with Lead Manager(s). RESOLVED FURTHER THAT the Company do apply for listing of the Securities as may Be issued with the Bombay Stock Exchange Limited and National Stock Exchange of India Limited or any other Stock Exchange(s). RESOLVED FURTHER THAT the Company do apply to the National Securities Depository Limited and/or Central Depositary Services (India) Limited for admission of the above said Securities to be allotted on OIP basis. RESOLVED FURTHER THAT the Board be and is hereby authorised to create necessary charge on such of the assets and properties (whether present or future) of the Company and to approve, accept, finalize and execute facilities, sanctions, undertakings, agreements, promissory notes, credit limits and any of the documents and papers in connection with issue of Securities. RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred .in such manner as it may deem fit.”

To appoint Auditors and fix their remuneration and for that purpose to pass with or without modification(s), as a SPECIAL RESOLUTION the following: “RESOLVED THAT the Company’s Auditors, M/s Sharp & Tannan, Chartered Accountants, who retire but, being eligible, offer themselves for reappointment, be and are hereby re-appointed as Auditors of the Company including all its branch offices for holding the office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting at a remuneration of Rs. 68,00,000/( Rupees Sixty Eight Lac Only) exclusive of service tax, traveling and other out of pocket expenses.”
						Mgmt	Yes	For	For
Punjab National Bank	PNB IN	6526759	8/4/2008	New Delhi
To discuss, approve and adopt the Audited Balance Sheet of the Bank as at 31.3.2008, Profit and Loss Account of the Bank for the year ended 3151 March 2008, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						Mgmt	No	DNA	DNA
					To declare Annual Dividend on Equity Shares for the Financial Year 2007-08.	Mgmt	No	DNA	DNA
Power Finance Corporation Ltd.	POWF IN	B1S7225	7/30/2008	New Delhi
To receive, consider and adopt the audited Balance Sheet as at 31st March, 2008 and Profit and Loss Account for the financial year ended on that date along with Report of the Board of Directors and Auditors thereon.
						Mgmt	No	DNA	DNA
					To confirm interim dividend and declare final dividend for the year 2007-08.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Shri SHYAM Adhere, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Shri Santa Singh, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	No	DNA	DNA
					To fix the remuneration of the Auditors.	Mgmt	No	DNA	DNA
TATA STEEL LIMITED	TATA IN	6101156	8/28/2008	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31 st March, 2008 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						Mgmt	Yes	For	For
					To declare Dividend on the 2% Cumulative Convertible Preference Shares.	Mgmt	Yes	For	For
					To declare Dividend on Ordinary Shares.	Mgmt	Yes	For	For
					To appoint a Director in the place of Mr. S. M. Pail who retires by rotation and is eligible for re- appointment.	Mgmt	Yes	For	For
					To appoint a Director in the place of Mr. Suresh Krishna who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in the place of Mr. Shoat Husain who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint a Director in the place of Dr. J. J. Iran who retires by rotation and is eligible for re-appointment.	Mgmt	Yes	For	For
					To appoint auditors and fix their remuneration.	Mgmt	Yes	For	For

To appoint a Director in the place of Mr. Andrew Robb who was appointed an Additional Director of the Company by the Board of. Directors with effect from 22nd November, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in · respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt	Yes	For	For

To appoint a Director in the place of Dr. T. Mukherjee who was appointed an Additional Director of the Company by the Board of Directors with effect from 22nd November, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt	Yes	For	For

Authority to Directors to borrow in excess of the paid-up capital and free reserves To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution: “RESOLVED that in super session of Resolution No. 16 passed’ at the Annual General Meeting of the Company held on 5th July, 2006, the consent of the Company be and is hereby accorded in terms of Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956 to the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall be deemed to include any Committee thereof) for borrowing from time to time any sum or sums of monies which together with the monies already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose, provided that the total amount so borrowed by the Board shall not at any time exceed the limit of Rs. 40,000 crores.”
						Mgmt	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Creation of Charges To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution: “RESOLVED that pursuant to Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company be and is hereby given to the Board of Directors of the Company (hereinafter referred to as ''the Board” which term shall be deemed to include any Committee thereof) to create such charges, mortgages and hypothecations in addition to the existing charges, mortgages and hypothecations treated by the Company, on such movable and immovable properties, both present and future and in such manner as the Board may deem fit, together with power to take over the management and concern of the Company in certain events in favour of Banks Financial institutions, other investing agencies and trustees for the holders of debentures/bonds/other instruments to secure rupee/foreign currency loans and/or the issue of debentures whether partly/fully convertible or non-convertible and/or securities linked to Ordinary shares and/or rupee/foreign currency convertible bonds and/or bonds with share warrants attached (hereinafter collectively referred to as “Loans”) provided that the total amount of loans together with interest thereon, additional interest, compound interest, liquidated damages, commitment charges, premia on pre-payment or on redemption, costs, charges, expenses and all other moneys payable by the Company in respect of the said Loans, shall not, at any time exceed” the limit of Rs. 40,000 crores. RESOLVED FURTHER that the Board be and is hereby authorized to do all such acts, deeds and things, to execute all such documents, instruments and writings as may be required.”
						Mgmt	Yes	For	For

Appointment of Branch Auditors To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution: “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, (the Act), Messrs Deloitte & Touché, Singapore, the retiring Branch Auditors of the Singapore Branch of the Company, be and are hereby re-appointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting upto the conclusion of the next Annual General Meeting of the Company and to examine and audit the books of account of the Branch Office of the Company located at Singapore for the financial year 2008-09 on such remuneration as may be mutually agreed upon between the Board of Directors and the Branch Auditors, plus reimbursement of service tax, out-of-pocket, traveling and living expenses, incurred in connection with the audit. RESOLVED FURTHER that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Act, the Board of Directors of the Company be and is hereby authorised to appoint as Branch Auditors of any branch office which may be opened hereafter in India or abroad in consultation with the Company’s Auditors, any person qualified to act as Branch Auditor within the provisions of the said Section 228 of the Act and to fix their remuneration.”
						Mgmt	Yes	For	For
KPIT Cummins Infosystems Limited	KPIT IN	B1LQJY0	8/29/2008	Pune
To receive, consider and adopt the Audited Balance Sheet as at March 31, 2008 and the Profit and loss Account ended as on that date together with. the reports of the Directors and the Auditors thereupon.
						Mgmt	No	DNA	DNA
					To declare dividend for the financial year ended March 31, 2008 @35% [Rupees 0.70 per equity share of Rupees 2 each]	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Anant Talaulicar, who retires by rotation and being eligible, seeks re-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mr. Amit Kalyan, who retires by rotation and being eligible, seeks i.e.-appointment.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Dr. Spirant Dater, who retires by rotation and being eligible, seeks re-appointment.	Mgmt	No	DNA	DNA

To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration and to pass the following resolution thereof:- “Resolved that Deloitte Haskins & Sells, Chartered Accountants, be and are hereby re-appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting on such remuneration as may be determined by the Board of Directors in consultation with the Auditors.”
						Mgmt	No	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:- “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr. Deepak Mali who was appointed by the Board of Directors as an Additional Director of the Company during the year and who holds office up to the date of this Annual General Meeting as per the provisions of Section 260 of the Companies Act, 1956 and in respect of whom the Company has received a notice in writing from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company.
						Mgmt	No	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:- “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Ms. Lila Poonawalla who was appointed by the Board of Directors as an Additional Director of the Company and who holds office up to the date of this Annual General Meeting as per the provisions of Section 260 of the Companies Act, 1956 and in respect of whom the Company has received a notice in writing from a member proposing her candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.
						Mgmt	No	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:- “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Dr. R. A. Mashelkar who was appointed by the Board of Directors as an Additional Director of the Company and who holds office up to the date of this Annual General Meeting as per the provisions of Section 260 of the Companies Act, 1956 and in respect of whom the Company has received a notice in writing from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.
						Mgmt	No	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:- “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr. K. V. Krishnamurthy, who was appointed by the Board of Directors as an Additional Director of the Company and who holds office up to the date of this Annual General Meeting as per the provisions of Section 260 of the Companies Act, 1956 and in respect of whom the Company has received a notice in writing from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.
						Mgmt	No	DNA	DNA
KEI Industries Limited	KEII IN	B1L9PJ6	28-Aug-08	New Delhi
To receive, consider and adopt the audited Profit & Loss Account for the year ended March 31, 2008 and Balance Sheet as at that date and the report of the Board of Directors and the Auditors of the Company thereon.
						Mgmt	No	DNA	DNA
					To consider and approve dividend @ 25%for the financial year 2007-08.	Mgmt	No	DNA	DNA
					To appoint a Director in place of Mrs. Arcane Gupta, who retires by rotation and being eligible, offers herself for re-appointment.	Mgmt	No	DNA	DNA

To appoint Mis. JADISH CHAN &CO., Chartered Accountants, as · Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt	No	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolutions as ORDINARY RESOLUTION: “RESOLVED THAT the vacancy caused by Mr. Sunil Gupta, retiring by rotation and although eligible, not offering himself for re-appointment, be not filled for the present”
						Mgmt	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass, with or without modification(s), the following resolutions as SPECIAL RESOLUTION: “RESOLVED THAT pursuant to the provisions of Section 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, and subject to other approvals as may be necessary, the members of the Company hereby accord its approval for the reappointment of Mr. Anil Gupta as Chairman-culminating Director for a period of five years with effect from July 01,2008 on the terms &conditions set out here below and with further discretion to the Board to alter from time to time the said terms in such manner as it may deem fit in the best interest of the Company and agreed to with Mr. Anil Gupta. The remuneration payable by way of salary, perquisites and commission be as follows: (a) Salary: Rs.3,00,000/- per month. (b) Perquisites: Perquisites shall be restricted to an amount equal to not exceeding Rs. 9,00,000/-per annum. The said perquisites are classified into following three categories A, B &c. (c) Commission: Up to 5% of the Net Profit less remuneration payable under point no. (a) & (b) above, calculated as per the provisions of Section 198 of the Companies Act, 1956. Categories to Perquisites: Category — A i) Housing: The expenditure by the Company on hiring furnished accommodation for him will be subject to the following ceilings: a) Rs. 55,000/- per month. In case the accommodation provided to him is owned by the company, ten percent of his salary be deducted by the Company. b) In case the company does not provide him accommodation, he will be paid rent allowance at the rate of Rs.55,000/- per month. The expenditure incurred by the company on gas, electricity, water. and furnishings evaluated as per Income Tax Rules, 1962. ii) Medical Reimbursement: Expenses incurred for himself and his family subject to ceiling of one month’s salary in a year or three months salary over a period of three years. iii) Club Fees: Fees of clubs to a maximum of two clubs. This will not include admission and life membership fees. Category — B The company’s contribution for him to provident fund, superannuation fund or annuity fund in accordance with the Rules and Regulations of the Company. Such contribution will not be included in the computation of the ceiling on perquisites to the extent these either singly or put together are not taxable under the Income Tax Act, 1961. Category — C Car with a driver for use in the company’s business and telephone at residence provided that personal long distance calls on telephone and use of car for private purpose shall be billed by the company to him. The provision of car and telephone will not be considered as perquisites” . “RESOLVED FURTHER THAT the minimum remuneration and perquisites to be paid in the event of absence or inadequacy of profits in any financial year during his tenure of office shall be as per Schedule XIII of the Companies Act, 1956, as may be amended from time to time”. To consider and, if thought fit, to pass, with or without modification(s), the following resolutions as SPECIAL RESOLUTION: “RESOLVED THAT pursuant to the provisions of Section 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, and subject to other approvals as may be necessary, the members of the Company hereby accord its approval for the revision in the terms & conditions of appointment of Mr. Rajeev Gupta as Executive Director (Finance) with effect from April 01, 2008, as set out here below and with further discretion to the Board to alter from time to time the said terms in such manner as it may deem fit in the best interest of the Company and agreed to with Mr. Rajeev Gupta: (a) Salary: Rs.1,35,000/- per month with annual increments effective 1st April each year, as may be decided by the Board of Directors of the Company. (b) Perquisites: Perquisites shall be classified into following three categories A, B & C. Category i) Housing: Rent allowance at “the rate of Rs.35,000/- per month. ii) Other Allowances: (a) Education Allowance: Rs.2,000/- per month (b) Special Allowance: Rs.22,117/- per month (c) Conveyance Allowance: Rs. 20,900/- per month iii) Medical Reimbursement: Expenses incurred for himself and his family subject to ceiling of one month’s salary in a year or three months salary over a period of three years. iv) Leave Travel Allowance: Leave Travel Allowance for self and members of his family subject to ceiling of one month’s salary in a year or two months salary over a period of two years. v) Leave Encashment: Leave encashment as per Company rules. Category — B The company’s contribution for him to provident fund, superannuation fund, gratuity fund and annuity fund in accordance with the Rules and Regulations of the Company. Such contribution will not be included in the computation of the ceiling on perquisites to the extent these either singly or put together are not taxable under the Income Tax Act, 1961. Category — C Car with a driver for use in the company’s business and telephone at residence provided that personal long distance calls on telephone and use of car for private purpose shall be billed by the company to him. The provision of car and telephone will not be considered as perquisites” . “RESOLVED FURTHER THAT the minimum salary and perquisites to be paid in the event of absence or inadequacy of profits in any financial year during his tenure of office shall be as per Schedule XIII of the Companies Act, 1956, as may be amended from time to time”.
						Mgmt	No	DNA	DNA
WELSPUN GUJRAT STAHL ROHREN LTD (POSTAL BALLOT)	WGS IN	B07PYG1	9/8/2008	Postal Ballot
1) TO CONSIDER AND, IF THOUGHT FIT, TO PASS, WITH OR WITHOUT MODIFICATION(S), THE FOLLOWING RESOLUTION AS A SPECIAL RESOLUTION: “RESOLVED THAT pursuant to Section 16, 17, 192-A and other applicable provisions, if any, of the Companies Act, 1956 (the “Act”), Clause III(C) (the Other Objects) of the Memorandum of Association of the Company be and is hereby altered by addition of the following Clauses as Clause III(C)65 to Clause III(C)68 after the existing last Clause (III) (C) 64 : 65. To carry on the business of mining, refining and preparing for market ores, minerals and metals. 66. To carry on the business of procuring, developing and supplying technical know-how, patent, inventions, drawings, designs, and other scientific formulae, and processes for the manufacture of processing or erection of machinery or plant for such manufacturing and processing and for the working of mines, oil wells and other sources of minerals and deposits and for search and discovery and testing of mineral deposits and of rendering services in connection with the provisions of such technical know-how. 67. To carry on the business of deriving, discovering, searching, mining, quarrying prospecting, exploring, opening and working mines, drill and sink shafts or well and to pump, raise dig and quarry for oil, petroleum, gold, silver, diamonds, precious stones, coal, earth, limestone, iron, aluminum, titanium, vanadium, mica, apatite, chrome, copper, gypsum, lead, manganese, molybdenum, nickel, platinum, retile, sculpture, tin, zinc, zircon, bauxite and tungsten and other ores and minerals. 68. To provide, develop, own, maintain, operate, instruct, execute, carry out, improve, construct, repair, work, administer, manage, control, transfer on a build, operate and transfer (BOOT), build, own operate and transfer (BOOT) or build, operate, lease and transfer (BOLT) basis or otherwise, make tenders, apply or bid for, acquire, transfer to operating companies any infrastructure facilities including but not limited to roads, bridges, ports, waterways, rail system, highways, water supply pipelines projects, oil supply pipeline projects, gas supply pipelines projects, sanitation and sewerage systems, warehouse, god owns, other works or convenience of public, private or commercial utility. RESOLVED FURTHER THAT the Board of Directors or the Committee thereof be and is hereof authorized to take such steps as may be necessary to give effect to the above resolution.”
						Mgmt	Yes	For	For

2) TO CONSIDER AND, IF THOUGHT FIT, TO PASS, WITH OR WITHOUT MODIFICATION(S), THE FOLLOWING RESOLUTION AS A SPECIAL RESOLUTION: “RESOLVED THAT subject to such statutory approvals as may be necessary, approval pursuant to section 149(2A) of the Companies Act, 1956 be and is hereby given for commencement by the Company any or all of the businesses specified in the Clause ILIAC) 65 to Clause III (C) 68 of the Memorandum of Association. RESOLVED FURTHER THAT the Board of Directors or the Committee thereof be and is here of authorized to take such steps as may be necessary to give effect to the above resolution.”
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

3) TO CONSIDER AND, IF THOUGHT FIT, TO PASS, WITH OR WITHOUT MODIFICATION (S), THE FOLLOWING RESOLUTION AS A SPECIAL RESOLUTION: “RESOLVED THAT pursuant to provisions of Section 146 of the Companies Act, 1956 (the “Act”) and subject to such approvals as may be required under the Act, the registered office of the Company be shifted from “Village Golva & Vidalia, Near Dane, Toluca Viagra, Dist, Barouche, Gujarat — 392130” to “Welspun City, Village Framed, Toluca Ajar, Dist. Kutch, Gujarat — 370110” RESOLVED FURTHER THAT the Board of Directors or the Committee thereof be and is hereof authorized to take such steps as may be necessary to give effect to the above resolution.”
						MGMT	Yes	For	For
WELSPUN GUJRAT STAHL ROHREN LTD	WGS IN	B07PYG1	9/4/2008	Gujarat
ORDINARY BUSINESS: 1) To receive, consider and adopt the Balance Sheet as at 31st March, 2008 and the Profit and Loss Account for the year ended on that date and the Report of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2) To consider declaration of dividend on Equity Shares.	MGMT	No	DNA	DNA
					3) To appoint a Director in place of Mr. Baja K. Misra, who retires by rotation, and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					4) To appoint a Director in place of Mr. K.H.Viswanathan, who retires by rotation, and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6) To consider and approve re-appointment of M/s. MGB & Co., Chartered Accountants as Statutory Auditors, who retires at the meeting and being eligible, offer themselves for re-appointment.	MGMT	No	DNA	DNA

SPECIAL BUSINESS: 7) To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 198, 269, 309 and 310 and other applicable provisions, if any, of the Companies Act, 1956 (the “Act”) and, Schedule XIII to the Act and subject to such approvals as may be required under the Act or otherwise, Mr. M.L.Mittal, Executive Director Finance of the Company be and is hereby re-appointed as Executive Director Finance of the Company, liable to retire by rotation, for another period of 5 years w.e.f. 1st July, 2008 on an aggregate remuneration upto a limit of Rs. 90 lacs p.a. (inclusive of all perquisites, bonus, allowances etc.) irrespective of adequacy of profits. RESOLVED FURTHER THAT Mr. M. L. Mittal be eligible to participate in the Employee Stock Option Scheme as approved by the Company. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to vary, alter, increase, enhance or widen the scope of the remuneration, to the extent specified in Schedule XIII and other applicable provisions, if any of the Act as amended from time to time. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to increase the aforesaid remuneration w.e.f. 1st April, 2009 and thereafter at the end of every 12 months by not more than 25% of the remuneration drawn in the preceding financial year. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to enter into an agreement /issue a letter for re-appointment and increase in remuneration and to do all such acts, deeds, matters and things as may be considered necessary, desirable or expedient for the purpose of giving effect to this resolution.”
						MGMT	No	DNA	DNA

8) To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 198, 309 and 310 and other applicable provisions, if any, of the Companies Act, 1956 (the “Act”) and Schedule XIII to the Act, and subject to such other approval, if any, as may be required under the Act or otherwise, approval of members of the Company be and is hereby accorded to increase remuneration of Mr. Braja K. Mishra- Chief Executive Officer and Executive Director w.e.f. 1st April 2008 from Rs. 150 Lacs p.a. to Rs. 200 Lacs p.a. (inclusive of all perquisites, bonus, allowances etc.) irrespective of adequacy of profits. RESOLVED FURTHER THAT Mr. Braja K. Mishra be eligible to participate in the Employee Stock Option Scheme as approved by the Company. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to vary, alter, increase, enhance or widen the scope of the remuneration, to the extent specified in Schedule XIII and other applicable provisions, if any of the Act as amended from time to time. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to increase the aforesaid remuneration w.e.f. 1st April, 2009 and thereafter at the end of every 12 months by not more than 25% of the remuneration drawn in the preceding financial year. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to enter into an agreement /issue a letter for increase in remuneration and to do all such acts, deeds, matters and things as may be considered necessary, desirable or expedient for the purpose of giving effect to this resolution.”
						MGMT	No	DNA	DNA
ABAN OFFSHORE LIMTIED	ABAN IN	B07Y0K4	9/17/2008	Chennai
ORDINARY BUSINESS 1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31 sl March 2008 and the Balance Sheet as on that date together with the reports of the Board of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To consider and declare a dividend @ 8% p.a. on Nonconvertible Cumulative Redeemable Preference Shares for the year ended 31st March 2008.	MGMT	NO	DNA	DNA
					3. To consider and declare a dividend @9% p.a. on Cumulative Non -Convertible Redeemable Preference Shares for the year ended 31s1 March 2008	MGMT	NO	DNA	DNA
					4. To consider and declare a dividend on Equity Shares for the year ended 31s1 March 2008	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Mr. VS.. Rao who retires by rotation and being eligible offers himself for re-appointment.	MGMT	NO	DNA	DNA
					6. To appoint a Director in place of Mr. P. Venkateswaran who retires by rotation and being eligible offers himself for reappointment.	MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					7. To consider and if thought fit to pass with or without modification(s) the following resolution as a SPECIAL RESOLUTION	MGMT	NO	DNA	DNA

“RESOLVED THAT M/s. Ford, Rhodes, Parks & Co., Chartered Accountants, Chennai be and are hereby re appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting to conduct the audit~ on a remuneration plus reimbursement of expenses incurred in connection with Audit as may be paid on a progressive billing basis to be agreed between the Auditor and the Board or any committee thereof.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS 8. To consider and if thought fit to pass with or without modification(s) the following resolution as a SPECIAL RESOLUTION RESOLVED THAT, in accordance with the provisions of Section 81 and 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification( s) or reenactment thereof and relevant provisions of the Memorandum of Association and Articles of Association of the Company, the Foreign Exchange Management Act 1999, and the issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, guidelines prescribed by the Securities and Exchange Board of India (“SEBI”) and subject to such approvals, consents, permissions and / or sanction of the Ministry of Finance of the Government of India, Reserve Bank of India and any other appropriate authorities, institutions or bodies, as may be necessary and subject to such terms and conditions, modifications,. alterations as may be prescribed and/or specified by any of them in granting any such approval, consent, permission or sanction, the consent, authority and approval of the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee thereof to offer, issue, and allot, in the course of one or more offerings, in one or more domestic/foreign markets, any securities (including but not limited to Equity Shares, Global Depository Receipts American Depository Receipts/Shares, Foreign Currency Convertible Bonds, Convertible Bonds, Euro — Convertible Bonds that are convertible at the option of the Company and / or at the option of the holders of such securities, securities partly or fully convertible into Equity Shares and / or securities linked to Equity Shares and / or any instruments or securities with or without detachable warrants secured or unsecured or such other types of securities representing either Equity Shares or convertible securities) (hereinafter referred to as “Securities”) to Foreign/Domestic investors, Non-residents, Foreign Institutional Investors/Foreign Companies /NRI(s)/Foreign National( s) or such owner entities or persons as may be decided by the Board, ‘whether or not such persons/entities/investors are Members of the Company through Prospectus, Offering Letter, Circular to the general public and / or through any other mode or on private placement basis as the case may be from time to time in one or more tranches as maybe deemed appropriate by the Board on such terms and conditions as the Board may in its absolute discretion deem fit for an amount not exceeding US$400 Million (US Dollar Four hundred Million only) including green shoe option on such terms and conditions including pricing as the Board may in its sole discretion decide including the form and the persons to whom such Securities may be issued and all other terms and conditions and matters connected therewith.” “RESOLVED FURTHER THAT without prejudice to the generality of the above the aforesaid issue of the Securities may have all or any term or combination of terms in accordance with normal practice including but not limited to conditions in relation to payment of interest, dividend, premium’ or redemption or early redemption at the option of the Company and / or to the holder( s) of the Securities and other debt service payment whatsoever and all such terms as are provided in offerings of this nature including terms for issue of additional Equity . Shares of variation of interest payment and of variation of the price or the period of conversion of Securities into Equity Shares or issue of Equity Shares during the duration of the Securities or terms pertaining to voting rights or option for early redemption of Securities.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to issue and allot such number of underlying Equity Shares as may be required to be issued and allotted upon conversion of any such Securities referred to above or as may be in accordance with the terms of the offering( s) and that the said Equity Shares shall be subject to the Memorandum and Articles of Association of the Company and shall rank in all respects pari passu with the existing “RESOLVED FURTHER THAT the consent of the Company be and is hereby granted in terms of Section 293(1)(a) and Section 293(1)(d) other applicable provisions, if any, of the Companies Act, 1956 and subject to all necessary approvals, to the Board to borrow monies in excess of the paid up capital and free reserves and to secure, if necessary, all or any of the above mentioned Securities to be issued, by the creation of a mortgage and I or charge on all or any of the Company’s immovable and lot movable assets, both present and future in such form and manner and on such terms as may be deemed to be fit and appropriate by the Board.” “RESOLVED FURTHER THAT such of these Securities. to be issued as are not subscribed may be disposed of by the Board to such person in such manner and on such terms as the Board in its absolute discretion thinks fit, in the best interest of the Company and as is permissible in law.” “RESOLVED FURTHER THAT the Company may enter into any arrangement with any agency or body for issue of Depository Receipts representing underlying Equity Shares/Preference Shares I other securities issued by the Company in registered or bearer form with such features and attributes as are prevalent in international capital markets for instruments of this nature and to provide for the tradability or free transferability thereof as per the international practices and regulations and under the forms and practices prevalent.” “RESOLVED FURTHER THAT the Securities issued in foreign. markets shall be deemed to have been made abroad and lot in the market and lot at the place of issue of the Securities in the international market and may be governed by applicable foreign laws.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT for the purpose of giving effect to any issue or allotment of Securities or instruments representing the same, the Board be and is hereby authorised to determine the form, terms and timing of the offering( s), including the class of investors to whom the Securities are to be allotted, number of Securities to be allotted in each tranche, issue price, face value, premium amount on issue I conversion of Securities, Exercise of warrants I Redemption of Securities, rate of interest, redemption period, listings on one or more stock exchanges as the Board in its absolute discretion deems fit and to make and accept any modifications in the proposal as may be required by the authorities involved in such issues and on behalf of the Company to do all such acts, deeds, matters and things as it may at its discretion deem necessary or desirable for such purpose, including without limitation the Appointment of Registrar, Book-Runner, Lead-Managers, Trustees Agents, Bankers, Global Coordinators Custodians, .Depositories, Consultants, Solicitors, Accountants, entering into arrangements for underwriting, marketing, listing, trading, depository and such other arrangements and agreements, as may be necessary and to issue any offer document( s) and sign all deeds, documents and to pay and remunerate all agencies intermediaries by way of commission, brokerage, fees, charges, out of pocket expenses and the like as may be involved or connected in such offerings of securities; and also to seek listing of the securities or securities representing the same in any Indian and I or in one or more international stock exchanges with power on behalf of the Board to settle any questions, difficulties or doubts that may arise in regard to any such issue, offer or allotment of securities and in complying with any Regulations, as it may in its absolute discretion deem fit, without being required to seek any further clarification, consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred to any Committee of Directors or the Managing Director or any Deputy Managing Director or any other Officer or Officers of the company to give effect to the aforesaid resolution.”

9. To consider and if thought fit to pass with or without modification(s) the following resolutions as a Special Resolution. “RESOLVED THAT pursuant to the provisions of section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereon, the provisions of Chapter XIII A of the SEBI (Disclosure and Investor Protection) Guidelines 2000 (“SEBI DIP Guidelines”), the provisions of the Foreign Exchange Management Act, 1999 (“FEMA”), Foreign Exchange Management (Transfer or issue of Security by a Person Resident outside India) Regulations 2000 (“FEMA Regulations”) and such other statutes, rules, regulations and guidelines as may be applicable and relevant, the Board of Directors may at their absolute discretion, issue, offer and allot Equity Shares I Fully convertible Debentures (FCD) I Partly Convertible Debentures (PCD) I Optionally convertible Debentures (OCD) or any other securities other than warrants, which are convertible into or exchangeable with the equity shares of the Company or other specified securities (hereinafter collectively referred to as “Securities”) in one or more placements to Qualified Institutional Buyers ( as defined under SEBI DIP Guidelines, “QIB”) for an amount not exceeding INR 1000 Crores (Rupees one thousand crores only) inclusive of such premium as may be finalized by the Board under a Qualified Institutional Placement (“QIP”) as provided under the SEBI DIP Guidelines). “RESOLVED FURTHER THAT where Securities which are convertible into or exchangeable with Equity Shares at a later date are issued under QIP authorised under the previous paragraph, the relevant date for the purpose of determining the pricing of the resultant shares shall be 18th August 2008, the day which is 30 days prior to 17th September 2008, the date on which the meeting of general body of shareholders is held, in terms of Section 81 (1A) of the Companies Act, 1956 to consider the proposed issue of Securities by way of a QIP. “RESOLVED FURTHER THAT (i) The Securities to be so created, offered, issued and allotted shall be subject to the provisions of the Memorandum of Association and Articles of Association of the Company and (ii) the Underlying Equity Shares shall rank pari passu with the existing Equity Shares of the Company in all respects including payment of dividend.” “RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws as aforesaid securities may have such features and attributes or any terms or combination of terms in accordance with the international practice to provide for the tradability thereof as per the prevailing practices and regulations in the capital markets including but not limited to the terms and conditions what so ever including terms for the issue of additional securities and the Board be and is hereby authorized in its absolute discretion in such manner as it may deem fit to dispose off such of the securities that are not subscribed.” RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution the Board be and the same is hereby authorized to do all such acts deeds matters and things including but not limited to creation of mortgage 1 charge under section 293(1)(a) of the Companies Act, in respect of securities as aforesaid either on pari passu basis or otherwise, as it may in its absolute discretion deem fit and to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Securities and utilization of the issue proceeds as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution. RESOLVED FURTHER THAT the Board be and is hereby authorized to appoint such consultants, book runners, lead managers, underwriters, guarantors, depositories, custodians, registrars, trustees, bankers, lawyers, merchant bankers and any other advisors and professionals as may be required and to pay them such fees, commission and other expenses as they deem think fit. “RESOLVED FURTHER THAT the allotment of Securities shall be to Qualified Institutional Buyers in accordance with the Qualified Institutional Placement (QIP), Chapter IXIA of SEBI (Disclosure of Investor Protection) Guidelines, such Securities shall be fully paid-up and the allotment of such Securities shall be completed within 12 months from the date of this resolution without the need for fresh approval from the shareholders and placements made in pursuance of this resolution, if approved shall be separated by at least six months between each placement. RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any committee of directors or chief executive officer or any executive director or directors or any other officer or officers of the Company to give effect to the aforesaid resolution.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10. To consider and if thought fit to pass with or without modification(s) the following resolution as a Special Resolution “RESOLVED THAT pursuant to Section 94 and other applicable provisions, if any, of the Companies Act, 1956, the Authorised Share Capital of the Company be increased from RS.1000,00,00,000/- (Rupees one thousand crores only) divided into 250,00,00,000 (Two hundred and fifty crores only) Equity Shares of. Rs.2/- (Rupees Two only) each aggregating to Rs.500,00,00,000/- (Rupees five hundred crores only) and 50,00,00,000 (Fifty crores only) Cumulative Redeemable Preference Shares of RS.10/- (Rupees Ten only) each aggregating to RS.500,00,00,000/- (Rupees five hundred crores only) to RS.1500,00,00,000/- (Rupees One thousand five hundred crores only) divided into 250,00,00,000 (Two hundred fifty crores only) Equity Shares of Rs. 2/- (Rupees Two only) each aggregating to Rs.500,00,00,000/- (Rupees five hundred crores only) and 100,00,00,000 (One hundred crores only) Cumulative Redeemable Preference Shares of RS.1 0/- (Rupees Ten only) each aggregating to RS.1000,00,00,000/- (Rupees one thousand crores only) with the power to increase or reduce, consolidate, subdivide the capital in accordance with the provisions of the Companies Act, 1956.” 11. To consider and if thought fit to pass with or without modification(s) the following resolution as a Special Resolution “RESOLVED THAT the existing Clause V of the Memorandum of Association of Company be deleted and substituted with the following new clause. V. The Authorised Share Capital of the Company is Rs. 1500,00,00,000/- (Rupees One thousand five hundred crores only) divided into 250,00,00,000 (Two hundred Fifty crores only) Equity Shares of Rs. 2/- (Rupees Two only) each aggregating to RS.500,oo,oo,ooo/( Rupees five hundred crores only) and 100,00,00,000 (One Hundred crores only) Cumulative Redeemable Preference Shares of Rs. 101- (Rupees Ten only) each · aggregating to RS.1000,00,00,000/- (Rupees one thousand crores only) with rights, privileges and conditions attached thereto as are provided by the regulations of the Company for the time being and to vary, modify or abrogate any such rights, privileges or conditions in such a manner as may be provided by the regulations of the Company, subject to the provisions of the Companies Act, 1956.” 12. To consider and if thought fit to pass with or without modification(s) the following resolution as a Special Resolution “RESOLVED THAT the existing clause 3 of the Articles of Association of the Company be deleted and substituted with following new clause 3. The Share Capital of the Company is RS.1500,00,00,000/( Rupees one thousand five hundred Crores only) divided into 250,00,00,000 (Two hundred and fifty Crores only) Equity Shares of Rs. 2/- (Rupees Two only) each aggregating to Rs.500,00,00,000/( Rupees five hundred Crores only) and 100,00,00,000 (One hundred Crores only) Cumulative Redeemable Preference Shares of RS.10/- (Rupees Ten only) each aggregating to RS.1000,00,00,000/- (Rupees one thousand Crores only) with power to increase or reduce the capital in accordance with the provisions of the Companies Act, 1956.” 13. To consider and if thought fit to pass with or without modification(s) the following resolution as a Special Resolution “RESOLVED THAT 50,00,00,000 Cumulative Redeemable Preference Shares of RS.1 0/- each forming part of the Authorised Share Capital of the Company be issued at par 1 premium 1 discount and allotted to any person or persons, in one or more tranches and on such terms as to dividend, preferential payment and redemption as the Board of Directors (hereinafter referred to as the “Board”, which term shall include any committee(s) which the Board may constitute to exercise the powers of the Board including the powers conferred by this resolution) may deem fit and that the provisions of Section 81 of the Companies Act, 1956 shall not apply to the aforesaid issue and that such shares need not be offered to the existing Shareholders of the Company.” “RESOLVED FURTHER THAT the Board of Directors or a Committee thereof be and is hereby authorised to do all acts and deeds as may be necessary, usual, proper and expedient to give effect to this Resolution including listing of securities in the Stock Exchanges, if necessary. “
						MGMT	NO	DNA	DNA
UNITED PHOSPHORUS LTD	UNTP IN	B0L0W35	9/18/2008	Vapi
ORDINARY BUSINESS: 1. To consider and adopt the audited Balance Sheet as at 31st March, 2008, Profit and Loss Account for the year ended an that date and the Reports of the Board of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To declare dividend an equity shares.	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. J. R. Shroff, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					4. To appoint a Director place of Dr. P. V. Krishna, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Mr. Pradeep Gayal,who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					6. To appoint a Director in place of Mrs. S. R. Shraff, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					7. To appoint Auditors and fix their remuneration	MGMT	NO	DNA	DNA

SPECIAL BUSINESS: 8. To consider and if thought fit, to, pass, with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Sections.198, 269 and 309 read with Schedule XIII and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) are re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded to, the reappointment of Mr. Rajju D, Shraff as Chairman and Managing Director of the Company, for a period of 5 (five) years with effect from 1st October, 2008, an the terms and conditions including remuneration as are. set out in the agreements be entered into, between the Company and Mr. Rajju D. Shroff, a draft whereof is placed before this meeting which agreement is hereby specifically sanctioned with liberty to, the Board of Directors (hereinafter referred to, as the Board” which term shall be deemed to, include the Remuneration Committee constituted by the Board) to, alter and vary the terms and conditions of the said reappointment and/are remuneration and/are agreement, subject to, the same nat exceeding the limits specified in Schedule XIII ·ta the Companies Act, 1956, including any statutory modification are re-enactment thereafter the time being in farce are as may hereafter be made by the Central Government in that behalf from time to, time, are any amendments thereto, as may be agreed to, between the Board and Mr. Rajju D. Shraff. RESOLVED FURTHER THAT where in any financial year the Company has no, profits are its profits are inadequate, the said ML Rajju D. Shroff shall be paid the aforementioned remuneration as minimum remuneration subject however to, the limits prescribed under the said Schedule XIII are any modifications thereof. RESOLVED FURTHER THAT the Board be and is hereby authorized to take all such steps as may be necessary, proper or expedient to, give effect to, this resolution;”
						MGMT	NO	DNA	DNA

9. To consider and if thought fit to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and all other applicable provisions of the Companies Act 1956(including any statutory modification(s) or re-enactment thereof, for the time being in force) the consent of the Company be and is hereby accorded to the reappointment of Mr. Arun C Ashar, as Whole-time Director designated as Director — Finance, for a period of 5 (five) years with effect from 1st October, 2008, an the terms and conditions ‘including remuneration as are set out in the agreement to, be’ entered into between the Company and Mr. Arun C. Ashar, a draft where of is placed before this meeting which agreement is hereby specifically sanctioned with liberty to, the Board Directors (hereinafter referred to, as the Board which term shall be deemed to,
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

include the Remuneration Committee constituted by the Board) to, alter and vary the terms and conditions of the said reappointment and/are remuneration and/or agreement, subject to, the same not exceeding the limits specified in Schedule XIII to the Companies Act 1956, including any statutory modification or re-enactment thereof for the time being in force or as may hereafter be made by the Central Government in that behalf from time to time, or any amendments thereto as may be agreed to between the Board and Mr. Arun c. Ashar RESOLVED FURTHER THAT where ‘in any financial year the Company has no profits or its profits are inadequate, the said Mr. Arun C. Ashar shall be paid the aforementioned remuneration as minimum remuneration subject however to, the limits prescribed under the said Schedule XIII or any modifications thereof. RESOLVED FURTHER THAT the Board be and is hereby authorized to, take all such steps as may be necessary, proper or expedient to, give effect to, this resolution.”·

10. To, consider and if thought fit, to, pass, with are without modification(s), the following resolution as a Special Resolution: “RESOLVED. THAT in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and all other applicable provisions of the companies Act 956 (including any statutory modification(s) or re-enactment thereof, for the time being in force the consent of the Company be and is hereby accorded tot he reappointment of Mr. Kalian Banerjee, as Whole-time Director, for a period of 5 (five) years with effect from 1st October 2008, on the terms and conditions including remuneration as are set out in the agreement of Directors (hereinafter referred to, as the Board which term shall be deemed to, include the Remuneration Committee constituted by the Board) to, alter and vary the terms and conditions of the said reappointment and/or remuneration and! are agreement, subject to, the same ,not exceeding the limits specified in Schedule XIII to, the Companies Act, -’1956, including any statutory modifications re-enactment thereof far the time being in force are as may hereafter be made by the Central Government in that behalf from time to, time, are any amendments thereto, as may be agreed to, between the Board and Mr. Kalyan Banerjee. RESOLVED FURTHER THAT where in any financial year the Company has no profits or its profits are inadequate, the said Mr. Kalyan Banerjee shall be paid the aforementioned remuneration as minimum remuneration subject however to the limits prescribed under the said Schedule XIII or any-modifications thereof. RESOLVED FURTHER THAT the Board be and is hereby authorized to take all such steps as may be necessary, proper or expedient to give effect to this resolution.
						MGMT	NO	DNA	DNA

11. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Section 16, 94 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactment thereof, for the time being in force), the Authorised Share Capital of the Company be and is hereby increased from Rs.300,00,00,000/- (Three Hundred crores) divided into 27,50,00,000 (Twenty Seven Crores Fifty Lacs) Equity Shares of Rs.2/- (Rupees Two) each, 1,40,00,000 (One Crore Forty Lacs) Preference Shares of Rs.100/- (Rupees One Hundred) each and 50,00,000 (Fifty Lacs) Preference Shares of Rs.10/- each to Rs 400,00,00,000/- (Rupees Four Hundred Crores) divided into 127,50,00,000 (One Hundred Twenty Seven Crores Fifty Lacs)Equity Shares of Rs.2/. (Rupees Two) each, 1,40,00,000 (One Crore Forty Lacs)Preference Shares of Rs.100/- (Rupees One Hundred) each and 50,00,000 (Fifty Lacs) Preference Shares of Rs.10/- each and consequently the existing Clause V of Memorandum of Association of the Company relating to Share Capital be and is hereby altered by deleting the same and substituting in its place and stead the following as new Clause V. V. ‘The Authorized Capital of the Company is Rs 400,00,00,000/- (Rupees Four Hundred Crores) divided into (127,50,00,000(one hundred twenty seven Crores fifty laces) Equity shares of Rs.2/- Rupees Two) each, 140,00,000 (one core forty Lacs) preference shares of Rs.100 (Rupees One Hundred) each and 50,00,000 (fifty Lacs) Preference Shares of Rs.10/- each with power to increase or reduce the capital of the Company and to divide the shares in the capital for the time being into several classes and to attach there to respectively such rights as may be or abrogate any such rights in such manner as may for the time being be provided in the Articles of Association of the Company
						MGMT	NO	DNA	DNA

12. To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 31 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force), the Articles of Association of the Company be and is hereby altered as under:
						MGMT	NO	DNA	DNA

Existing Article No.3 of the Articles of Association of the Company, be and is hereby deleted and be substituted by the following Article: 3. ‘The Authorised Share Capital of the Company is Rs 4OO,OO,OO,OOO/- (Rupees Four Hundred Crores) divided• into (127,50,00,000 (One Hundred Twenty Seven Crores Fifty Lacs) Equity Shares of Rs 2 (Rupees Two) each 1,40,00,000 Preference Shares of Rs10/- each, with power to increase or reduce the capital of the Company and to divide the shares in the capital for the time being into several classes and to attach thereto respectively such preferential, deferred, qualified, guaranteed or special rights, privileges or conditions as may be determined by or in accordance with the Articles of Association of the Company for the time being and to vary., modify, amalgamate or abrogate any such rights, privileges, or conditions in such manner as may be permitted by the Act or the Articles of the Company for the time being.”

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

13. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT (a) subject to such consents and approvals as may be required, and such conditions and modifications, as may be considered necessary and agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which expression shall also include a Committee thereof a sum of Rs. 43,92,91,512 to be increased by a further sum that may be required on account of any conversion of Foreign Currency Convertible Bonds or exercise of the options attached to the warrants issued to the Promoters after 3151 March, 2008 up to the RECORD DATE to be fixed, as may be determined to be required by the Board, out of the amount of Rs.1073.87 Crores standing to the credit of the Securities Premium Account as at 31st March,2008 be capitalized and transferred from the Securities Premium Account to Share capital Account and that such sum as may be determined to be required shall be applied for allotment of New Equity shares of the Company of Rs2 each as fully paid Bonus Shares to the person who, on a date to be hereafter fixed by the Board the “RECORD DATE”), shall be the holders of the existing Equity Shares of Rs2/0 each of the Company on the said date and that such New Equity Shares out of the Company’s unissued Equity Shares, credited as fully paid, be accordingly allotted as Bonus Shares to such persons respectively as aforesaid in the proportion of 1(one) new Equity Share for every 1 (One) existing Equity Share held by such persons respectively on the Record Date upon the footing that they become entitled thereto for all purposes as capital; (b) the New Equity shares of Rs.2/- each to be allotted as Bonus Shares shall be subject to the Memorandum and Articles of Association of the Company and shall rank pari passu in all respect with and carry the same rights as the existing equity Shares and shall be entitled to participate in full in any dividends declared after the Bonus Shares are allotted; (c) no letter of Allotment shall be issued to the allottees of the Bonus Shares and the Share Certificates in respect of the New Equity Shares shall be issued and dispatched to the allottees thereof within the period prescribed or that may be prescribed in this behalf from time to time, except that the Bonus Shares will be credited to the demat accounts of the allottees who are holding the existing Equity Shares in electronic form (d) the allotment of the fully paid New Equity Shares as Bonus Shares to the extent that they relate. to non-resident members of the Company, shall be subject to the approval of the Reserve Bank of India, under the Foreign Exchange Management Act, 1999, if necessary; (e) the allotment of equity shares to be made in case of conversion of outstanding Foreign Currency Convertible Bonds or application for shares against warrants issued to promoters on preferential basis or exercise of options by Eligible Employees under the Employees Stock Option Plan, 2008 subsequent to the RECORD DATE, be increased proportionately by making adjustments on account of issue of the bonus shares. (1) For the purpose of giving effect to this Resolution, the Board be and is hereby authorized to do all such acts and things and give such directions as may be necessary or desirable and to settle all questions or difficulties whatsoever that may arise with regard to the issue, allotment and distribution of the New Equity Shares.”
						MGMT	NO	DNA	DNA
GAIL INDIA LIMITED	GAIL IN	6133405	9/4/2008	New Delhi
Ordinary Business 1. To receive. consider and adopt the audited Balance Sheet as at first March, 2008, Profit & Loss Account for the year ended 31stMarch, 2008, Board’s Report, Auditors’ Report and the comments
						MGMT	NO	DNA	DNA

2. To declare dividend on Equity Share Capital for the financial year ended on.31 March, 2008. The Board has recommended a total dividend of 100% on the paid-up Equity Share Capital of the Company for the year ended 31st March, 2008, which includes interim dividend of 40% already paid in December,2000
						MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Shri R.K.Goel, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Dr. Amit Mitra, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Dr. A. K.Kundra, who retires by rotation, and being eligible, offers himself for re-appointment,	MGMT	NO	DNA	DNA

6. To authorize Board of Directors of the Company to fix remuneration of the Statutory Auditors of the Company in terms of the provisions of Section 224(8)(aa) of the Companies Act, 1956 and to pass the following resolution, with or without modification(s), as Ordinary Resolution RESOLVED THAT the Board of Directors of the Company be and is hereby authorized to decide and fix the remuneration of the Statutory/Branch Auditors of the Company for the Financial Year 2008-2009, as may be deemed fit by the Board.”
						MGMT	NO	DNA	DNA

Special Business -7. To consider, and if thought fit, to pass with or without modification(s), the following resolutions as Ordinary Resolution:
RESOLVED THAT in accordance with the provision of Section 257 and other applicable provision, if any, of the Companies Act, 1956, Dr. U.K. Sen, who was appointed as an Additional Director 29.04.2008 be and is hereby appointed as a Director of the Company, liable to retire by Rotation.”
						MGMT	NO	DNA	DNA

8. To consider, and if thought fit, to pass with or without modification(s), the following resolutions as Special Resolution(s): RESOLVED THAT pursuant to the provisions of -Sections 31,94 and other applicable provisions of the Companies Act and other applicable laws, if any, the approval of members be and is hereby accorded to increase the Authorized Share Capital of the Company from Rs.1000 Crores (Rs.OneThousand Crores) to .Rs. 2,000 crores (Rs.Two Thousand Crores), ranking pari passu with the existing equity shares. FURTHER RESOLVED THAT the existing Clause V of the Memorandum of Association of the Company be amended byway Of substitution of the Clause as under: ‘The authorized share capital of the Company is Rs.2000;00,00,000 (Rs.Two thousand Crores) divided into 200,00,00,000 (Two Hundred Crores) equity shares of Rs. 10/- (Rs.Two) each, with the rights, privileges and conditions attaching thereto as are provided by the Articles of Association of the Company for the time being with power to increase and reduce the Capital of the Company and to divide and/or subdivide the shares in the Capital for the time being into several classes and to attach thereto respectively such preferential, deferred, qualified or special rights, privileges or conditions as maybe determined by or in accordance .with the Articles of Association of the Company and to vary, modify, amalgamate or abrogate any such rights, privileges or conditions in such manner as may. for the time being, be provided by Articles of Association of the Company but subject always to the provisions of the Companies Act (love 1956), including amendments thereto from time to time:
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

FURTHER RESOLVED THAT the existing Article 5 of the Articles of Association of the Company be amended by way of substitution of the Article as under: ‘The authorised share capital of the Company is Rs.2000 (Rs.Two Thousand Crores) divided into 200 (Two Hundred Crores) equity shares of Rs. 10 /- (Rs.Two) each: FURTHER RESOLVED THAT COD and/or Director and/or Company Secretary be and is/are hereby authorized to do all such acts, deeds, matters and things and execute all such deeds, documents and instruments as may be deemed necessary to effectuate the decision in the foregoing resolution.”

9. To consider, and if thought fit, to pass with or without modification(s), the following resolutions as Ordinary Resolution(s): -RESOLVED THAT — (i) in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company and recommendation of the Board of Directors, and subject to the guidelines issued by the Securities and Exchange Board of India and such other consents or approvals as may be required in this regard or applicable, and subject to the conditions and modifications ,if any, as may be prescribed and agreed to by the Board and is herby accorded Order of the Board Directors (herein after referred to as the Board, which expression shall include a committee of Directors duly authorized in this behalf), for capitalization of a Sajama of Rs.422,82,58,000/- being part of the amount standing to the credit of the General Reserve in the books of the Company, be capitalized and used amongst the holders of the existing equity shares of the Company whose names stand on the Register of Members/ Beneficial Owners on Record date/Book Closure to be fixed separately in this behalf that they become entitled thereto as capital income and that the same be not paid in, cash but be applied on behalf of such shareholders aforesaid in paying. up in full at par 42,28,25,800 new equity shares of Rs. 10/- each to be allotted, distributed and credited as fully paid-up amongst the said shareholders in the proportion of 1.(One) new equity share for every 2 (Two) existing equity shares held by them. (ii) :the issue and allotment of new equity shares and payment in respect of fractional. entitlement, if any, in terms hereof to the non-resident shareholders of the Company, shall be subject to the provisions of the Regulations made under the Foreign Exchange Management Act, 1999. (Iii) new equity shares of Rs. 10/each to be allotted as Bonus Shares, shall be subject to the Memorandum and Articles of Association of the Company and shall rank, in all respects, pari passu with the existing equity shares of the Company and shall be entitled to particulate in full in any dividend declared after the Bonus shares are allotted. (iv) no letter of allotment shall be issued in respect of Bonus Shares and merrier holding in physical form wilt be delivered share ,certificates, except that the Bonuses will be credited to the allottees who are holding the existing equity shares in electronic form. (v) the Board Shall not issue certificates except on in respect of fractional shares, but not total number such new equity shares representing such fractions shall be allotted by the Board to a nominee’s) to be elected by the Board, trustee’s) for the equity shareholders who would have entitled to such fractions. Such nominee’s) will as soon as possible sell such equity shares at the prevailing market rate and the net sale proceeds of such shares, after adjusting the expenses in respect there of, be distributed among such members who are entitled to such fractions in proportion’ of their respective holding and allotment of fractions thereof. (vi) the Board of Directors be and are hereby authorized to take all ,other steps may be necessary to give effect to the aforesaid Resolution(s) and determine all other terms. and conditions of the issue of bonus shares as the Board may in its absolute discretion deem fit including settling any question, doubt or difficulty that may arise With regard to or in relation to the issue or allotment of the Bonus Shares.”
						MGMT	NO	DNA	DNA
RELIANCE CAPITAL LIMITED	RCFT IN	6101082	9/16/2008	Mumbai
Ordinary Business 1. To consider and adopt the audited. Balance Sheet as at March 31. 2008. Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. to declare dividend on equity shares.	MGMT	Yes	For	For
					2. to declare dividend on equity shares. 3. To appoint a director in place of Shri Aintab Jhunjhunwala who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For

4. To appoint Auditors and to fix their remuneration and in this regard to consider and if thought fit. to pass with or without modification(s). the following resolution as an Ordinary Resolution “RESOLVED, THAT Mis. Chaturvedi & Shah, Chartered Accountants and Mis. BSR& Co.. Chartered Accountants, be and are hereby appointed as the Auditors of the Company. to hold office from the collusion of this Annual General Meeting until the conclusion. of the next Annual General Meeting of the Company. on such remuneration as may be fixed by the, Board of Directors.”
						MGMT	Yes	For	For

Special Business 5. To consider and. if thought fit. to pass, with or without modification(s). the following resolution as’ an Ordinary Resolution “RESOLVED THAT the Board of Directors of the Company (hereinafter referred to as ‘the Board’ which term shall be deemed to include .any Committee which the Board may constitute to exercise its powers. including the powers conferred by this Resolution be and is hereby in accordance with section 293(1)(d) of the Companies Act. 1956 (including any statutory modification or reenactment thereof for the time being in force) and the Articles of Association of the · Company, to borrow any sum or sums of money, from time. to time, at their discretion. forth purpose of the business of the Company, which together with the monies already borrowed by the Company apart from temporary Loans obtained from the Company’s Bankers in the ordinary course of business) may exceed at any time. the aggregate of the paid up capital of the Company and its ‘free reserves (that is to say reserves not set apart’ for any specific purpose) by a sum not exceeding five times of the then paid up capital of the Company and its free reserves and that the Board be and is hereby empowered and authorised to arrange or fix the terms and conditions of all slice monies to be borrowed from time to time as to interest. repayment, security or otherwise as they may think fit.”
						MGMT	Yes	For	For

6. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution “RESOLVED THAT in accordance with the provisions of section 293(1)(e) and all other applicable provisions of the Companies Act, 1956, (including any statutory modification or re-enactment thereof. for the time being in force) and other applicable provisions, the consent of the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as ‘the Board’ which term shall be deemed to include any Committee which the Board may constitute to exercise its powers, including the powers conferred by this Resolution) to contribute to any institute. body, trust. society, association of persons,
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

funds for any charitable or other purposes. not directly relating to the business of the Company or the welfare of the employees, any amount the aggregate of which will, in any financial year. shall not exceed Rs.100 crore or five percent of the Company’s average net profit as determined in accordance with the provisions of section 349 and 350 of the Companies Act, 1956. during the three financial years immediately preceding, whichever is greater.”

RELIANCE INFRASTRUCTURE LIMITED	RELI IN	6099853	9/16/2008	Mumbai
Ordinary Business 1. To consider and adopt the audited Balance Sheet as at March 31 , 2008, the Profit and Loss Account for the year ended on that date and the reports of the Board if Directors and Auditors’ thereon.
						MGMT	Yes	For	For
					2. To declare dividend on equity shares;	MGMT	Yes	For	For
					3, To. appoint a Director in place of Gene P Mali who retires by rotation Ana being eligible offers himself far re-appointment.	MGMT	Yes	For	For
					4. To. appoint a Director in place of Shih Catha who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					5.To appoint a Director in place of Drina Srivastava who retires by rotation and being eligible offers herself for re-appointment.	MGMT	Yes	For	For

6, To consider and. if thought fit. to pass, with or. without modification(s). The following, resolution as an Ordinary Resolution: RESOLVED THAT M/s Price Waterhouse,. Chartered Accountants and Mis Chaturvedi & Shah,’ Chartered Accountants be and are hereby appointed as joint auditors aft the company. to. hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting aft the company. or such remuneration as may be fixed by the Board
						MGMT	Yes	For	For
INDIAN HOTEL COMPANY LIMITED	IH IN	B1FRT61	8/14/2008	Mumbai
ORDINARY BUSINESS: 1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2008, and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2 To confirm the declaration and payment of an interim dividend on ordinary shares.	MGMT	Yes	For	For
					3. To appoint a Director in the place of Mr. R. K. Krishna Kumar who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in the place of Mr. Shapiro Mistry who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in the place of Mr. K. B. Dandiest who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For

SPECIAL BUSINESS: 6. Re-appointment of Mr. Raymond N. Bick son as the Managing Director of the Company. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, 311 and such other applicable provisions, if any, of the Companies Act, 1956, read with Schedule xm, the Company hereby approves the re-appointment and terms of remuneration of Mr. Raymond N. Bick son, as the Managing Director of the Company for a period of five years with effect from 19111 July, 2008, upon the terms and conditions, including those relating to remuneration as set out in the Explanatory Statement annexed to the Notice convening this meeting, including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year, with liberty to the Directors to alter and vary the terms and conditions of the said re-appointment in such manner as may be agreed to between the Directors and Mr. Raymond Bick son, subject to such statutory approvals as may be necessary”
						MGMT	Yes	For	For

7. Appointment of Mr. Anil P. Goal as a Director of the Company. To appoint a Director in place of Mr. Anil P. Goal who was appointed as an Additional Director of the Company with effect from March 11, 2008, by the Board of Directors and who holds office upto the date of the forthcoming Annual General Meeting of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of whom the Company has received a Notice in writing under Section 251 of the Act along with the prescribed deposit from a Member of the Company proposing his candidature, for the office of the Director of the Company.
						MGMT	Yes	For	For

8. Appointment of Mr. Anil P. Goal as a Whole-time Director of the Company. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309 and such other applicable provisions, if any, of the Companies Act, 1956, read with Schedule xm the Company hereby approves the appointment and terms of remuneration of Mr. Anil P. Goal, as a Whole — time Director of the Company for a period of five years with effect from March 11, 2008, upon the terms and conditions, including those relating to remuneration as set out in the Explanatory Statement annexed to the Notice convening this meeting, including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year, with liberty to the Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed to between the Directors and Mr. Anil P. Goal, subject, to such statutory approvals as may be necessary”
						MGMT	Yes	For	For

9. Appointment of Mr. Ability Mukherjee as a Director of the Company. To appoint a Director in place of Mr. Ability Mukherjee who was appointed as an Additional Director of the Company with effect from March 17, 2008, by the Board of Directors and who holds office upto the date of the ‘forthcoming Annual General Meeting of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of whom the Company has received a Notice in writing under Section 257 of the Act along with the prescribed deposit from a Member of the Company proposing his candidature, for the office of the Director of the Company.
						MGMT	Yes	For	For

10. Appointment of Mr. Abhijit Mukerji as a Whole-time Director of the Company. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: RESOLVED THAT pursuant to the provisions of Sections 198,269,309 and such other applicable provisions, if any, of the Companies Act, 1956, read with Schedule xm the Company hereby approves the appointment and terms of remuneration of Mr. Abhijit Mukerji, as a Whole - time Director of the Company for a period of five years with effect from March 17, 2008, upon the terms and conditions, including those relating to remuneration as set out in the Explanatory Statement annexed to the Notice convening this meeting, including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year, with liberty to the Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed to between the Directors and Mr. Abhijit Mukerji, subject to ‘such statutory approvals as may be necessary”
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

11. To appoint Auditors and fix their remuneration. To consider and, if thought fit, to pass with or without modification, the following resolution as a Special Resolution “RESOLVED THAT pursuant to the provisions of Section 224, 224A, 225 and other applicable provisions, if any, of the Companies Act, 1956, MIs. Deloitte Haskins &Sells, Chartered Accountants and MIs. N. M. Raiji &Company, Chartered Accountants, be and are hereby appointed I re-appointed respectively as Joint Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company to audit the Books of Account of the Company for the financial year 2008-09 on such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Auditors, plus reimbursement of service tax, out-of pocket and traveling expenses actually incurred by them in connection with the audit.”
						MGMT	Yes	For	For
SOUTH INDIAN BANK LTD	SIB IN	6349967	8/18/2008	Thrissur
ORDINARY BUSINESS 1. To receive, consider and adopt the Bank’s Audited Balance Sheet as at 31st March 2008 and the Profit & Loss Account for the year ended on that date together with the reports of the Board of Directors and Auditors thereon
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA

3. To appoint Statutory Central Auditors for the year 2008-09 and to authorise the Board to fix the remuneration. The present Statutory Central Auditors, Mis. Delaine Haskins & Sells, Chartered Accountants, Chennai, vacate office at this Meeting. They are eligible for re-appointment and they have given their consent for the same. Reserve Bank of Idea (RBI), vide its letter dated June 16,2008, has approved the appointment of Mis. Delaine Haskins & Sells, Accountants, as the Statutory Auditors of the Bank for the year 2008-09 under Section 30(lA) of the Banking Regulation Act, 1949, pursuant to an application made by the Bank. The Board of Directors recounted their appointment.
						MGMT	No	DNA	DNA

4. To appoint a Director in the place of Dr. John Joseph (Director in the Majority Sector.;), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment.
						MGMT	No	DNA	DNA

5. To appoint Director in the place of Dr. C. J. Jose (Director in the Majority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment.
						MGMT	No	DNA	DNA

6. To appoint a Director. in the place of Jose Adapt (Director in the Minority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment.
						MGMT	No	DNA	DNA

SPECIAL BUSINESS 7. To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT terms of Sec.228 of the Companies Act 1956, the Board of I) rectors be and is hereby authorised to appoint for the time to time in consultation with the Bank’s Statutory Central Auditors, one or more persons qualified full appointment as branch auditors to audit the accounts for the financial year 2008:09, of such of the branch offices of the Bank as are not proposed to be audited by the Bank’s Sanitary Central Auditors on such remuneration and subject to such terms and conditions as may be fixed by the Board of Directors.”
						MGMT	No	DNA	DNA

8. To consider, and if thought fit, to pass with or without ,modification, the resolutions as Special Resolutions: “RESOLVED THAT the Articles of Association of the Bank be and is hereby algebras follows: a) Clause (a) of Article 2 be and is hereby deleted anodal its place the following clause be and is hereby substituted: reference to “Act” or “the Companies Act”, or “the Companies Act, 1913”, or “the Companies Act, 1956”, unless the contend otherwise requires, shall mean the Companies Act, 1956 and ,its modifications or re-enactments from time to time and any reference to a specific provision of an Act shall, without repugnant to the context thereof, be controlled to be referring to a corresponding provision of an Act b) Clause (t) of Article 2 be and is hereby deleted and in its place the following clause be and is hereby substituted: “Chairman” shall mean any person occupying the position ‘of Chairman in terms of Articles of Association of the Bank and subject to applicable’ provisions of law; Chairman may be an Executive Chairman or Non-executive Chairman and shall include a person occupying any such position on a Part-time basis.” c) Clauses (g), (h) .and (i) of Article 2 be and are hereby renumbered as Clause d) The following clause be and is hereby inserted as Clause (g) under Article 2: “Dematerialized Shares or securities” shall mean Shares or Securities, as the case may be, which are in electronic form held in a Depository within the meaning of the Depositories Act, 1996. e) The following cla1,1Se be ands hereby inserted as Clause (m) under Article 2: “Managing Director” shall mean a Director designated as such and entrusted with substantial powers of day-to-day management and may be designated as Chief Executive Officer also. E) The following clause be and is hereby inserted as Article 5: “Shares and other securities issued by the Bank from time to time may be issued in dematerialized form and accordingly Bank sign up agreements for dematerialization with such Depositories as the Board may decide from time to time.”. g) The following clause be and is hereby inserted as Article 16: “Every person subscribing to securities offered by the Bank shall have the option either to receive the share / security certificates or to hold shares /securities in a dematerialized form. The Bank shall not issue any certificate of shares or other securities to any person who is holding his shares or other securities ill dematerialized form.” . h) The following clause be and is hereby inserted as Article 47(a): ''No instrument of transfer shall be necessary’s regards transfer of shares or other securities held in dematerialized form and such transfers shall be registered in accordance with the applicable regulations of the Depositories subject to Depositories Ao,1996. i) Existing Article 55 shall be re-numbered as Article 55(a) and the following Article be and is hereby inserted as Article 55(b). Any issue of shares by the Bank to persons other than the existing shareholders of the Bank either on preferential basis or otherwise, or by way of Qualified Institutions Placement, Stock Option Schemes, Stock Purchase Schemes, Sweat Equity or in any other manner shall be so issued subject to prior approval of the shareholders of the Bank under Section 81(1A) of the Act.. j) The following Clauses be and are hereby inserted as Article 59A with the margin note “Capitalization of Reserves etc.” (a) The Bank may at. a General Meeting resolve that any amounts standing to the credit of the Share Premium Account or the Capital Redemption Reserve Account or any moneys forming part of the undivided profits standing to the credit of the General Reserve, or any Reserve Fund or any other Fund of the Bank (other than the revaluation reserve) and available for dividend be capitalized:- (i) by issue and distribution as fully paid-up shares, securities of the Bank; or (ii) by crediting shares of the Bank which may have been issued and are not fully paid-up, with whole or any part of the sum remaining unpaid thereon, Provided that any amounts standing to the credit of the Share Premium Account or the Capital Redemption Reserve Account shall be applied only in crediting the payment of capital on shares of the Bank to be issued to Members (as herein provided) as fully paid bonus shares. (b) Such issue and distribution under (a) (i) above and such payment to credit of unpaid share capital under (a) (ii) above shall be made to, among and in favor of the Members or any class of them or any of them entitled thereto and in accordance with their respective rights and interests and in proportion to the amount of capital paid up on the shares held by them respectively in respect of which such distribution under (a) (i) or payment under (a) (ii) above shall be made on the footing that such members become entitled thereto.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

k) Article 69 be and is hereby deleted and the following clause be and is hereby substituted in its place: “Clear notice of not less than 21 (twenty-one) days shall be necessary for calling a general meeting, whether it be an annual general meeting or an extra-ordinary general meeting.” 1) ‘The following clause be and is hereby inserted as Article 93A, immediately after the existing Article 93: “Board shall constitute a committee of Directors styled Nomination Committee which shall apply a due diligence process to determine the suitability of every person who is being considered for being appointed or re-appointed as a Director of the Bank based on his educational qualification, experience and track record, and every such person shall meet the ‘fit and prior’ criteria, as Reserve Bank of India may stipulate from time to time and accordingly any appointment or re-appointment of a Director shall be subject to prior approval by Nomination Committee of the Bank.” m) Article 98 be and is hereby deleted and the following clause be and is hereby substituted ~ its place: “Not less than two-thirds of the strength of the Board at any time be directors appointed by a general meeting and their office shall be liable to determination by retirement on. rotation basis of which at every annual general meeting not less than . one-third of those directors shall retire or if their number is not thereof a multiple other, then, the number nearest to one-third shall retire from office. n)Article 99 be and is hereby deleted and the following clause be and is hereby substituted in its place: till “Save as provided in Article 98 · and subject to provisions of the Act, Chairman, whether executive or non-executive, whether full time or part-time, managing director and other whole time directors, by whatever name called, shall not be liable to retirement by rotati9n. However if they cease to hold such positions, they shall ipso facto become liable to retirement by rotation. 0) Article 121-122 be and is hereby deleted and the tide covering Articles 121 to 124 shall be changed as PRINCIPAL Officers p) The following Clauses be and are hereby inserted as sub-clauses (a) to (g) of Article i21: a. Subject to the provisions of the Companies Act, 1956, Banking Regulation Act, 1949 and directions, if any, of the Reserve Bank of India, the Board has the powers to appoint Chairman, whether Executive or Part-time .or full time. When a person is appointed full time Chairman, he shall be styled as Chairman and Chief Executive Officer or Executive Chairman and Chief Executive Officer. The Board shall also have powers to appoint a Managing Director and Chief Executive Officer. The Chairman and Chief Executive Officer or Executive Chairman and Chief Executive Officer or as the case may be, the Managing Director and CEO may be entrusted with the management of the whole of the affairs of die Bank and shall be in the whole-time employment of the Bank. The Chairman, whether Executive or Non-executive, Part-time or full time, Managing Director, Chief Executive Officer shall be joined or severally referred to ‘as Principal Officer(s) q. When a person is appointed as Chairman on Part-time basis, he shall be styled as Chairman or Non-executive Chairman and he shall perform such functions as the Board may assign to him from time to time. c. The Principal Officers shall hold office as per the terms of their appointment Of re-appointment. d. The Board shall have powers to appoint one or more Directors as Executive Directors or whole-time Directors who shall discharge such duties and functions as the Board may decide from time to time. e. The Board shall have the power to revoke, vary, withdraw, terminate, cancel the appointment or re-appointment of any such Principal Officers or alter their powers and duties and they shall exercise their respective powers subject to the overall superintendence, control and direction of the Board of Directors. No Principal Officer shall resign without giving necessary notice as per terms of their respective appointment g. Subject to directions of the Board, if any, Principal Officers shall continue to be in office until a successor is appointed in their place.. r) The following Clauses be and are hereby inserted in Article 122: “Subject to necessary approvals and applicable provisions of the Companies Act, 1956 and the Banking Regulation Act, 1949, the Principal Officers of the Bank may be enticed to such remuneration, honorarium, pay and perquisites as the Board may determine from time to time. r) The word “Chairman” appearing in Article 123 be and is hereby altered as “Principal Officers” and the word “on him” appearing in the said Article be and are hereby altered as “upon them”. s) The following Clause be and is hereby inserted in Article 124: The Executive Chairman or the Chairman and Chief Executive Officer or the Managing Director and Chief Executive Officer shall have the powers to represent the Bank in all legal and other proceedings before any Court of Law Forums and, other Authorities and he shall have the powers to appoint advocates, authorized representatives, sign vacillate, issue powers of attorney; sign plaints, counters, affidavits and other pleadings, and certify documents and resolutions of the Bank.

9. To consider, and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT approval of the Bank be and is hereby accorded for payment of remuneration and other terms and conditions of appointment of Mr.G.A Shenai as Non Executive / Part time Chairman of the Bank \v. e. f. 1st October 2008, as recommended by the Board of Directors of the Bank vide Agenda item No.SEC/46 dated 28/06/2008, for two years and that this will be subject to the approval of RBI and in terms of the amendments made to the Articles of Association of the Bank for splitting the post of Chairman of the Bank.
						MGMT	No	DNA	DNA

10. To consider, and if thought fit, to pass, with or without modification, the following resolutions as Ordinary Resolutions: “RESOLVED THAT in terms. of RBI sanction letter and subject to the approval of RBI in respect of payment of revised remuneration, including other terms and conditions, consent of the Bank be and is hereby accorded for payment of the same to Dr. V.A. Joseph, Chairman and Chief Executive Officer of the Bank, as recommended by. the Board vide its Resolution No.SEC/123 dated 11-02-2008 Resolution No. SEC/23 06-052008, from 5th June 2008 to 30th September 2008.” “RESOLVED Further THAT subject to approval of RBI, consent of the Bank be and is hereby accorded for payment of remuneration including other terms and conditions to Dr.V.A.Joseph, as Managing Director and Chief Executive Officer of the Bank for a period of 5 years 01st October 2008, as recommended by the Board vide its Resolution dated 11-02-2008 and Resolution No. SEC/23 dated 06-05-2008.”
						MGMT	No	DNA	DNA

11. To consider, and if thought fit, to pass, with or without modification, the following resolutions as Special Resolutions; “RESOLVED that pursuant to the provisions of Section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956, and further subject to the Securities and Exchange Board of India (Employees Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines 1999 (“the Guidelines”) and other applicable Rules, Regulations, Guidelines, Provisions of Memorandum and Articles of Association of the Bank and further subject to necessary approval of appropriate authorities, consent of the Bank be and is hereby accorded to create, grant and issue Equity Stock Options resulting in issue of a maximum of 5% of the Issued Share Capital of the Bank as on 31/03/2008 but not exceeding 45,00,000 (Forty Five Lakhs only) Equity Shares to eligible present and future employees including Directors of the Bank.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER that the holders of the Equity Stock Options shall be enticed to exercise their options and thereby subscribe to 1 (one) Equity Share of the Bank of Rs.I0/- each for every one Option granted to them.” “RESOLVED that the grant, vesting and exercise thereof and the price payable by the holders of the options at the time of exercising their options shall be in such manner as may be determined by the Board and specified in the Employee Stock Option Scheme (ESOS) approved by the Board.” “RESOLVED THAT the Board be and is hereby authorised to formulate, evolve, decide upon and bring into effect~ the ESOS, material terms whereof have been mentioned in the Explanatory Statement annexed to this Notice and subject to applicable provisions of the Guidelines and to make such modification(s), change(s), variation(s), alteration(s) or revision(s) in terms and conditions of the ESOS including but not limited to amendments with respect to vesting period, exercise price, eligibility criteria, vesting to suspend, withdraw or revive the ESOS.” “RESOLVED the new Equity shares to be issued and allotted by the Bank under the aforesaid ESOS shall rank pari passu in all respects with the existing fully paid Equity shares of the Bank.” “RESOLVED in case Bank’s Equity share capital or its valuation is affected due to any corporate actions like issue of bonus/rights shares, any split or consolidation of face value of Equity shares or any event of merger/consolidation, capitalization or other reorganization of the Bank, tender offer of Equity shares or sale of undertaking, the Board may make such adjustment with. respect to stock options and take other action as it deems necessary or appropriate to reflect such corporate action, including but without limitation, the substitution of new stock options or adjustment of outstanding stock options, acceleration of exercise period or removal of restriction on outstanding stock options. “RESOLVED FURTHER THAT the Options may be granted to eligible employees and Directors directly or through a Trust, as the Board may decide,” “RESOLVED FURTHER THAT a Compensation Committee as constituted by the Board be and is hereby authorised to identify the eligible employees and determine the number of options and the tranches that may be offered to them pursuant to the Scheme.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to do all such deeds, matters and things as may be necessary or expedient including getting the shares issued upon exercise of Options listed in one or more Stock Exchanges and to sign up agreements with Depositories and to settle any questions, difficulties or doubts that may arise in this regard at any stage inducing at the time of listing of securities without requiring the Board to secure any further consent or approval of the members of the Bank in this regard, subject to the provisions of the Guidelines.”. “RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred to the Chairman or Directors of the Bank.’”

12. To consider, and if thought fit, to pass, with or without modification, the following resolutions as Ordinary Resolutions: “RESOLVED THAT subject to the SEBI Guidelines, Listing Agreement(s) and pursuant to Article 59A (now inserted) (If the Articles of Association of the Bank a sum of Rs.22,60,12,9801- out of the General Reserves of the Bank forming part of the undistributed profits of the Bank be and are hereby capitalized and the approval of the Bank be and is hereby granted to utilize the sum So capitalized for issue of Bonus Equity Shares of RS 10/- each, credited as fully paid up, to and amongst the members of the Bank whose names are on the Register of Members of the Bank on a particular date (Record Date) to be determined by the Board of Directors of the Bank (hereinafter referred to as ‘the Board’).” “RESOLVED FURTHER that the approval of the Bank be and is hereby granted to issue the said Bonus Equity Shares in the proportion of ONE Equity Shares of Rs.lO/- each, fully paid up, for every FOUR Equity Shares ofRs.10/- each, fully paid up, held by such members on the Record Date.” “Resolved FURTHER that the Bonus Equity Shares to be issued shall rank pari passu with existing shares of t1l.eBank and the entire sum’ so credited shall form part of the paid up capital of the Bank.” “FURTHER RESOLVED that no letter of allotment shall be issued in respect of the Bonus Shares; in the case of Members who hold Equity Shares in dematerialized form (or opt to receive the Bonus Shares in dematerialized form), the Bonus Shares shall be credited to the respective beneficiary accounts of the Members with their respective Depository Participants; in the case of Members who hold Equity Shares in certificate form, the share certificates in respect of the Bonus Shares shall be dispatched, within such time as prescribed by law and me relevant authorities.” “RESOLVED FURTHER that no fractions, if any, arising out of the issue and allotment of the Bonus Shares shall’ be allotted by the Bank and the Bank shall not issue any certificate or coupon or credit to the beneficiary account in respect thereof but all such fractional entitlements, if any, shall be consolidated and the Bonus Shares, in lieu thereof, shall be allotted by the Board to nominee’s) to be appointed by the Board, who shall hold the same as trustee(s) for the members entitled thereto, and said shares so arising at the prevailing market rate and pay to the Bank the net sale proceeds thereof, after adjusting there from the cost and expenses in respect of such sale, for distribution to Members in proportion to their fractional entitlements.” “RESOLVED FURTHER that the issue and allotment of the Bonus Shares to Non-Resident Members, Foreign Institutional Investors (FIls) and other foreign investors and I or distribution of net sale proceeds in respect of fractions to which such Members may be entitled, be subject to the approval of Reserve Bank of India, as may be necessary:” “RESOLVED FURTHER that for the purpose of giving effect to this Resolution, the Board be and is hereby authorized to do all such acts deeds, matters and things and give such directions as may be necessary or expedient and to settle any question, difficulty or doubt that may arise in this regard as the Board in its absolute discretion may deem necessary or desirable and its decision shall be final and binding.”
						MGMT	No	DNA	DNA

13. To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 293(1)(d) of the Companies Act: 1956, the, Board of Directors of the Bank be and is hereby authorised to borrow monies as and when required in excess of its paid-up capital and free reserves of the Bank such that the aggregate borrowings of the Bank shall not at any time exceed Rs. 2000
						MGMT	No	DNA	DNA
CHAMBAL FERTILIZERS AND CHEMICALS LTD	CHMB IN	6099938	9/10/2008	Rajastan
Ordinary Business: 1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2008. Profit and Loss Account for the year ended on that date and reports of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To consider declaration of dividend on Equity Shares	MGMT	NO	DNA	DNA
					3. To appoint a director in place of Dr. K.K Birta, who retires by rotation and is eligible for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a director in place of Mr. H.S Bawa, who retires by rotation and is eligible for re-appointment.	MGMT	NO	DNA	DNA
					5. To appoint a director in place of Mr. R.N.Bansot, who retires by rotation and is eligible for re-appointment.	MGMT	NO	DNA	DNA
					6. To appoint M/s. S R. Balibai & Co., Chartered Accountants, as Statutory Auditors of the Company and fi their remuneration.	MGMT	NO	DNA	DNA
					7. To appoint M/s. Singhi & Co. Chartered Accountants as Branch Auditors for Shipping Business of the Company and fix their remuneration.	MGMT	NO	DNA	DNA

Special Business: 8. To consider and if thought fit, to pass with or without modifications(s) the following resolution as a special resolution: “RESOLVED THAT pursuant to the provisions of Section 8F(1A), and all other applicable provisions, if any, of the Companies Act 1956, the memorandum and Articles of Association of the Company, Securities, and Exchange Board of India (employees stock option scheme and employee stock purchase scheme, ) guidelines, 1999(hereinafter referred to as SEBI Guidelines”) and subject to such approvals, permissions, and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions the consent of the Company be and is hereby accorded to the Board of Directors of the Company(hereinafter referred to as The Board which term shall be deemed to include any Committee including the Compensation Committee which the Board has constituted to exercise its powers, including the powers, conferred by this resolution, to create, offer, issue, and allot at any time to or to the benefit of such persons who are in permanent employment of the Company, including Whole Time Directors, and/or Managing Directory of the Company, options exercisable into no more than 41,62,000 equity shares of the Company of the face value Rs..10 each under one or more employee stock options schemes ESOP. in one or more tranches and on such terms and conditions as may be fixed or determined by the Board in accordance with the provisions of the low or guidelines issued by the relevant authority each option would be exercisable for one Equity share of a face value of Rs. 10 each fully paid-up on payment of the requisite exercise price to the Company.
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT in case of any corporate actions such as rights issues, bonus issues, merger, sale of division, etc, if any additional equity shares are issued by the Company to the option for the purpose of making a fair and reasonable adjustment to the options granted earlier, the above ceiling of 41,62,000 equity shares of the Company of the face value Rs. 10 each shall be deemed to be increased to the extent of such an additional equity shares issued. RESOLVED FURTHER THAT the board be and is hereby authorised to issue and allot equity shares upon exercise of options from time to time in accordance with the ESOP and such equity shares shall rank in all respects with the then existing equity shares of the Company. RESOLVED FURTHER THAT in case the equity shares of the Company are either sub-divided or consolidated, then the number of equity shares to be allotted and the price of automatically stand augmented or reduced, as the case may be, in the same proportion as the present face value of Rs. 10 per equity share bears to the revised face value of the equity shares of the Company after such sub-division or consolidation without affecting any other rights or obligations of the said allottees. RESOLVED FURTHER THAT for the purpose of giving effect to the resolution, the Board be and is hereby authorized on behalf of the Company to do all such acts, deeds, matters and things, as it may, in its absolute discretion, deem necessary, expedient, or proper and to settle all questions, difficulties, or doubts that may arise in this regard at any stage including at the time of listing securities without requiring the Board to secure any further consent or approval of the members of the Company to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of the resolution RESOLVED FURTHER THAT the Board be and is hereby authorized to make modifications, changes, variations, alterations, or revisions in the ESOP as it may deem fit, from time to time in its sole and absolute discretion in conformity with the provisions of the Companies Act 1956, the memorandum and Articles of Association of the Company, SEBI Guidelines and any other applicable laws

STERLITE INDUSTRIES INDIA LTD	STLT IN	B13TC37	8/22/2008	Tamilnadu
1. To consider and adopt the Balance Sheet as at 31st March, 2008 and the Profit t and Loss Account of the Company for the year ended on that date and the Reports of the Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To declare dividend on the equity shares for the financial year 2007-08.	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. Anil Agarwal, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Mr. Dwarkaprasad Agarwal, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA

5. To consider and to pass, with or without modification(s), the following resolution as an Ordinary Resolution : “RESOLVED that pursuant to the provisions of Section 224 and all other applicable provisions, if any, of the Companies Act, 1956, M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Deloitte, Haskin & Sells, Chartered Accountants, be and are hereby appointed as Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and the Board of Directors be and is hereby authorised to fix their remuneration.”
						MGMT	NO	DNA	DNA

6. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution : “RESOLVED that pursuant to the provisions of Sections 260 of the Companies Act, 1956, Article 82 of the Articles of Association of the Company, Mr. Kuldip Kumar Kaura, who was appointed as an Additional Director with effect from April 1, 2008, and who holds office up to the date of ensuing Annual General Meeting of the Company, in respect of whom, the Company has received a notice in writing under Section 257 of the Companies Act, 1956, proposing his candidature as a Director of the Company, be and is hereby appointed as a Director of the Company, not liable to retire by rotation.
						MGMT	NO	DNA	DNA

7. To consider and if thought fit, to pass, with or without modification(s), the following resolutions as Ordinary Resolution(s): “RESOLVED that subject to the provisions of Section 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 and Schedule XIII thereof (including any statutory modifications and re-enactment thereof, for the time being in force), the approval of the Company, be and is hereby accorded to the re-appointment of Mr. Kuldip Kumar Kaura as Managing Director & Chief Executive Officer of the Company from April 1, 2008 to September 30, 2008 upon the existing terms and conditions including remuneration as set out in the Explanatory Statement annexed hereto with authority to the Board of Directors to vary or increase the remuneration and perquisites payable or to be provided to Mr. Kuldip Kumar Kaura, including any monetary value thereof to the extent the Board of Directors may consider appropriate and to alter and vary the terms and conditions of the agreement entered into by the Company with Mr. Kaura, as may be agreed between the Board of Directors and Mr. Kuldip Kumar Kaura. “RESOLVED FURTHER that in the event of absence or inadequacy of profits in any financial year, the Company shall remunerate Mr. Kuldip Kumar Kaura, minimum remuneration which will be by way of salary, perquisites or any other allowance as mentioned in the Agreement and in accordance with the applicable provisions of the Companies Act, 1956.” “RESOLVED FURTHER that the Board of Directors of the Company be and are hereby authorized to do all such acts, deeds and matters and things as in its absolute discretion it may consider necessary, expedient or desirable to give effect to this resolution and also to revise the remuneration of the Managing Director within the limits stipulated in the Companies Act 1956.”
						MGMT	NO	DNA	DNA

8. To consider and if thought fi t, to pass, with or without modifications, the following resolution as an Ordinary Resolution : “RESOLVED that pursuant to the provisions of Section 260 of the Companies Act, 1956, Article 82 of the Articles of Association of the Company, Mr. Navin Agarwal, who was appointed as an Additional Director with effect from August 1, 2008, and who holds office up to the date of ensuing Annual General Meeting of the Company, in respect of whom, the Company has received a notice in writing under Section 257 of the Companies Act, 1956, proposing his candidature as a Director of the Company, be and is hereby appointed as a Director of the Company, not liable to retire by rotation.
						MGMT	NO	DNA	DNA

9. To consider and if thought fit, to pass, with or without modification(s), the following resolutions as Ordinary Resolution(s): “RESOLVED that subject to the provisions of Section 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 and Schedule XIII thereof (including any statutory modifications and re-enactment thereof, for the time being in force), the approval of the Company, be and is hereby accorded to the re-appointment of Mr. Navin Agarwal as Whole time Director, designated as Executive Vice-Chairman of the Company for a further period of 5 years with effect from August 1, 2008 to July 31, 2013 upon the terms and conditions including remuneration with effect from April 1, 2008, as set out in the draft Agreement to be entered into between the Company and Mr. Navin Agarwal and Explanatory Statement annexed hereto with authority to the Board of Directors to vary or increase the remuneration and perquisites payable or to be provided to Mr. Navin Agarwal, including any monetary value thereof to the extent the Board of Directors may consider appropriate and to alter and vary the terms and conditions of the agreement entered into by the Company with Mr. Navin Agarwal, as may be agreed between the Board of Directors and Mr. Navin Agarwal. “RESOLVED FURTHER that in the event of absence or inadequacy of profits in any financial year, the Company shall remunerate Mr. Navin Agarwal, minimum remuneration which will be by way of salary, perquisites or any other allowance as mentioned in the Agreement and in accordance with the applicable provisions of the Companies Act, 1956.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER that the Board of Directors of the Company be and are hereby authorized to do all such acts, deeds and matters and things as in its absolute discretion it may consider necessary, expedient or desirable to give effect to this resolution and also to revise the remuneration of the Executive Vice-Chairman within the limits stipulated in the Companies Act, 1956.”

SUN PHARMACEUTICALS INDUSTRIES LTD	SUNP IN	6582483	9/6/2008	Gujarat
ORDINARY BUSINESS: 1. To consider and adopt the Balance Sheet as at 31st March, 2008, the Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To confirm payment of interim dividend on Preference Shares as final dividend and to declare dividend on Equity Shares. *	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Shri. S. Mohanchand Dadha, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Shri. SaileshT. Desai, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	NO	DNA	DNA
					5. To re-appoint Messrs. Deloitte Haskins & Sells, Chartered Accountants, Mumbai as the Auditors of the Company and to authorise the Board of Directors to fix their remuneration.	MGMT	NO	DNA	DNA

SPECIAL BUSINESS: 6. To consider; and if, thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT the authorised share capital of the Company be and is hereby reclassified from RS.1500,000,000/- (Rupees One Thousand Five Hundred Million only) consisting of Equity Share Capital of RS.1475,000,000/- (Rupees One Thousand Four Hundred Seventy Five Million only) divided into 295,000,000 (Two Hundred Ninety Five Million) Equity Shares of Rs.5/- (Rupees Five only) each and Preference Share Capital of Rs.25,000,QOO/- (Rupees Twenty Five Million only) divided into 25,000,000 (Twenty Five Million) Preference Shares of Re.1/- (Rupee One only) each to RS.1500,000,000/- (Rupees One Thousand Five Hundred Million only) divided into 300,000,000 (Three Hundred Million) Equity Shares of Rs.5/- (Rupees Five only) each and consequently the existing Clause V of the Memorandum of Association of the Company relating to share capital be and is hereby altered by deleting the same and substituting in place thereof, the following as new Clause V: V. The Authorised Share Capital of the Company is RS.1500,000,000/- (Rupees One Thousand Five Hundred Million only) divided into 300,000,000 (Three Hundred Million) Equity Shares of Rs.5/- (Rupees Five only) each, with power to classify or reclassify, increase or reduce the capital from time to time in accordance with the regulations of the Company and the legislative provisions for the time being in force in this behalf and with the power to divide the share capital for the time being into several classes and to attach thereto respectively any preferential, qualified or special rights, privileges or condition including as to voting and to vary, modify or abrogate the same in such manner as may be permitted by the Act or as may for the time being be provided for by the Articles of Association of the Company.”
						MGMT	NO	DNA	DNA

7. To consider, and if, thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in pursuance to the provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, the existing Clause 4 of the Articles of Association of the Company be and is hereby altered by deleting the same and substituting in place thereof, the following as New Clause 4: 4. The Authorised Share Capital of the Company is RS.1500,000,000/- (Rupees One Thousand Five Hundred Million only) divided into 300,000,000 (Three Hundred Million) Equity Shares of Rs.5/- (Rupees Five only) each, with power to classify or reclassify, increase or reduce the capital from time to. time in accordance with the regulations of the Company and the legislative provisions for the time being in force in this behalf and with the power to divide the share capital for the time being into several classes and to attach thereto respectively any preferential, qualified or special rights, privileges or condition including as to voting and to vary, modify or abrogate the same in such manner as may be permitted by the Act or as may for the time being be provided for by the Articles of Association of the Company.”
						MGMT	NO	DNA	DNA

8. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309, 310,311,314 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the Companies Act, 1956 and subject to such sanction(s) as may be necessary in law, Shri Sudhir V.Valia, be and is hereby reappointed as the Whole-Time Director of the Company for a further period office years effective from April 1, 2009 to March 31 , 2014, on the terms and conditions (including the remuneration to be paid to him in the event of loss or inadequacy of profits in any financial year during the aforesaid period) as set out in the draft agreement submitted for approval to this Meeting and for identification initialed by the Chairman which Agreement is hereby specifically sanctioned (the short particulars of which are also described in the Explanatory\Statement annexed hereto) which shall be deemed to form part hereof, with liberty to the Board of Directors to alter, vary and modify the terms and conditions of the said appointment and/or Agreement, in such manner as may be agreed to between the Board of Directors and ShriSudhir V. Valia within and in accordance with the limits prescribed in Schedule XIII of the Companies Act, 1956 or any amendment thereto and if necessary, as may be agreed to between the Central Government and the Board of Directors and acceptable to Shri Sudhir V.Valia; “RESOLVED FURTHER THAT in the event of any statutory amendments, modifications or relaxation by the Central Government to Schedule XIII to the Companies Act, 1956, the Board of Directors be and is hereby authorised to vary or increase the remuneration (including the minimum remuneration), that is, the salary, commission, perquisites, allowances, within such prescribed limit or ceiling and the aforesaid draft agreement between the Company and the Appointee be suitably amended to give effect to such modification, relaxation or variation, subject to such approvals as may be required by law; “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to take such steps expedient or desirable to give effect to this Resolution.”
						MGMT	NO	DNA	DNA

9. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309, 310, 311 and other applicable provisions, if any, of the Companies Act,1956 read with Schedule XIII to the Companies Act, 1956 and subject to such sanction(s) as may be necessary in law, Shri Sailesh T. Desai, be and is hereby re-appointed as the Whole-Time Director of the Company for a further period of five years effective from April 1,2009 to March 31,2014, on the terms and conditions (including the remuneration to be paid to him in the event of loss or inadequacy of profits in any financial year during the aforesaid period) as set out in the draft agreement submitted for approval to this Meeting and for identification initialed by the Chairman which Agreement is hereby specifically sanctioned (the short particulars of which are also. described in the Explanatory Statement annexed hereto) which shall be deemed to form part hereof, with liberty to the Board of Directors to alter, vary and modify the terms and conditions of the said appointment and/or Agreement, in such manner as may be agreed to between the Board of Directors and Shri Sailesh T. Desai within and in accordance with the limits prescribed in Schedule XIII of the Companies Act, 1956 or any amendment thereto and if necessary, as may be agreed to between the Central Government and the Board of Directors and acceptable to Shri Sailesh T. Desai;
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT in the event of any statutory amendments, modifications or relaxation by the Central Government to Schedule XIII to the Companies Act, 1956, the Board of Directors be and is hereby authorised to vary or increase the remuneration (including the minimum remuneration), that is, the salary, commission, perquisites, allowances, etc. within such prescribed limit or ceiling and the aforesaid draft agreement between the Company and the Appointee be suitably amended to give effect Sun Pharmaceutical Industries Ltd. 2 to such modification, relaxation or variation, subject to such approvals as may be required by law; “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to take such steps expedient or desirable to give effect to this Resolution.”

1O. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modification or re-enactment thereof for the time being in force and as may be enacted from time to time and subject to such approvals, permissions and sanctions, if required and as may be necessary, the consent of the Company be and is hereby accorded to Shri Aalok D. Shanghvi, who is a relative of a Director to hold an office or place of profit under the Company as a Product Executive or with such designation as the Board of Directors of the Company may, from time to time, decide upon a monthly basic salary and other allowances, benefits, amenities and facilities with effect from February 1, 2008 upto the monthly remuneration of Rs.50,000/- or such other permissible total monthly remuneration that may be prescribed in this behalf from time to time under Section 314 of the Companies Act, 1956.” “RESOLVED FURTHER THAT pursuant to Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modification or re-enactment thereof for the time being in force and as may be enacted from time to time, the Directors’ Relatives (Office or Place of Profit) Rules, 2003 and as recommended/approved by the Selection Committee at its Meeting held on May 30, 2008 and subject to such approvals including the approval of the Central Government, as may be required, the consent of the Company be and is hereby accorded to Shri. Aalok D. Shanghvi, who is a relative of a Director to hold an office or place of profit under the Company as a Product Executive or with such designation as the Board of Directors of the Company may, from time to time, decide, for his appointment and revision of his remuneration for a period of five years from April 1, 2009, upto a maximum remuneration (excluding reimbursement of expenses, if any) of Rs. 20,00,000/- per annum as set out in the explanatory statement attached hereto which shall be deemed to form part hereof with liberty and authority to the Board of Directors to alter and vary the terms and conditions of the said appointment and remuneration from time to time.” “FURTHER RESOLVED THAT the Board of Directors of the Company be and is hereby authorised to promote him to higher cadres and/or to sanction him increments and/or accelerated increments within the said cadre or higher cadre as and when the Board of Directors deem fit, subject, however, to the rules and regulations of the Company, in force, from time to time, including with the approval of the Central Government, as may be required, pursuant to the provisions of Section 314(1 B) and other applicable provisions of the Companies Act, 1956.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and they are hereby authorised to take, perform and execute such further steps, acts, deeds and matters, as may be necessary, proper or expedient to give effect to this resolution.” “FURTHER RESOLVED THAT the Board of Directors of the Company be and is hereby authorised to agree to such modification and/or variation as may be suggested by the Central Government while granting its approval.”
						MGMT	NO	DNA	DNA
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	8/27/2008	Noida
Ordinary Business 1. To receive, consider audited Balance Sheet as at March 31, 2008, the’ Profit & Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To confirm two interim dividends.. and declare final dividend for the financial year 2007-08.	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of 5MB. K;Taparia who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Shrf’S.C. Bhargava who retires by rotation and, being eligible, ‘offers himself for re-appointment.	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Gaur who retires by rotation and, being eligible offers himself for re-appointment.	MGMT	NO	DNA	DNA
					6. To appoint a Director in place of StIli B. K. Goswaml who retires by rotation and, being eligible himself for re-appointment.	MGMT	NO	DNA	DNA
					7. To appoint a Director in place of S. D. Nallwal who retires by rotation and, being eligible. offers himself for re-appointment.	MGMT	NO	DNA	DNA

8. To appoint M/s V.P.Singh & Associates, Chartered Accountants, as Statutory Auditors of the ‘Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS To consider ,and, if thought fit to pass with or without modification(s), the following resolutions 9. “RESOLVED THAT Jalprakash Gaur be and is hereby appointed a Director of the Company, liable to retire by rotation.”
						MGMT	NO	DNA	DNA
					1O. “RESOLVED FURTHER THAT R.K. Singh be and is hereby appointed a Director of the Company liable to retire by rotation.”	MGMT	NO	DNA	DNA

11. “RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the’ Company to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate,’ present and future, in such manner as may be decided in consultation with the term lending Institutions/Banks/Debenture Trustees to or in favor of Axis Bank Ltd. (as Lender for Rupee Term Loan and as Trustees for NCDs) to secure:- a) Rupee Term Loan of Rs. 440 crores from Axis Bank Ltd. b) 1500 — 9.50% Non Convertible Debentures (NCDs) of the Company of Rs. 10 lacs each, aggregating Rs. 150 crores, privately placed with Life Insurance Corporation of India (L1C),Axis Bank Ltd. acting as Trustees for NCDs. together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses, Trustees’ remuneration and other monies payable by the Company to Axis Bank Ltd. and L1Cunder respective loan agreements/debenture subscription agreement entered into by the Company in respect of the aforesaid Loan/NCDs.”
						MGMT	NO	DNA	DNA

12. “RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate, present and future as Second Charge ranking subservient to the charges/securities created/to be created in favor of first charge holders, in such manner as may be decided to secure additional Working Capital facilities aggregating Rs. 32152 lacs (Fund Based Rs. 2500 lacs and Non Fund Based Rs. 29652 lacs) granted by consortium of banks with Canara Bank as a leader of consortium together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses and other monies payable by the Company to the said lenders under respective agreements entered/ to be entered into by the Company in respect of the aforesaid facilities.”
						MGMT	NO	DNA	DNA
SATYAM COMPUTER SERVICES LTD	SCS IN	6241858	8/26/2008	Hyderabad
Ordinary Business 1. To receive, consider, and adopt a) the audited Balance sheet as at March 31, 2008 b)The audited Profit and Loss Account for the year ended on that date; c) The Auditors’ report and thereon; and d) the directors’ report.
						MGMT	NO	DNA	DNA
					2. To declare dividend on equity shares	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Prof M Rammohan Rao, director, who retires by rotation and being eligible, offers himself for reappointment	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Mr Vinod K Dham, director, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. To appoint M/s Pricewaterhouse, chartered accountants, as auditors of the Company for the period commencing from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration
						MGMT	NO	DNA	DNA

6. To consider and if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution: “RESOLVED FURTHER THAT to the resolution passed at the Annual General Meeting held on July 23, 2004 and pursuant to the provisions of Sections 198, 269. 309, 310, 311, Schedule XlII to the Act, and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications re-enactment thereof, for the time being in force) and subject to such sanctions and approvals as may be necessary, approval be and is hereby accorded to the reappointment of Mr. B Rqrnalinga Raju, at · Chairman and Director in the whole-time employment of the Company for a further of five years with effect from i. Salary (per month) — Rs.200;000/- ii. Not more than ten percent of the net profits of the Company computed in accordance with the companies Act, 1956. iii)Perquisites;, a)Contribution to Provident Fund, Superannuation Fund to the extent these either singly or put together are not taxable under the Income Tax Act, 1961. b) Gratuity payable at a, rate not exceeding half a month’s salary for each completed year of service. c) Leave encashment as per the Company’s rules. d) Leave travel concession for self and family as per actuals. RESOLVED FURTHER THAT The Board be and is hereby authorized to vary, alter or modify the different components of the above remuneration as may be agreed to by the Board of Directors and Mr.B Ramalinga Raju. ‘ RESOLVED FURTHER . THAT in case of absence or inadequacy of profits for any financial year, the Chairman shall be paid retention as · per Section II of Part II of Schedule XllIto the Companies Act, 1956 (including any statutory modifications thereof, for the time being in force) as may be applicable from time to time.”.
						MGMT	NO	DNA	DNA

7. To consider and if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution: “RESOLVED THAT further to the resolution passed at the Annual General Meeting held 011July 23, 2004 and pursuant to the provisions of Sections 198, 269, 309, 310,311 and schedule XlII to the Act, and · other applicable provisions, if ally, of the companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and subject to such sanctions and approvals as may be necessary, approval be and is hereby accorded to the reappointment of Mr. B Rama Raju, as Managing Director of the Company for a further period of five years with effect from April 1, 2009 at a remuneration as has been set out below: i) Salary (per month) - Rs. 190,000/- ii) Commission Not more than one percent of the net profits of the Company computed in accordance with Section 349 of the Companies Act, 1956. iii) Perquisites: a) Contribution to Provident Fund, Superannuation Fund to the extent these either singly or put together are not taxable under the Income Tax Act, 1961. b) Gratuity payable at a rate not exceeding half a month’s salary for each completed year of service. c) Leave encashment as per the Company’s rules. d) Leave travel concession for self and family as per actuals. e) Medical reimbursement as per actuals. f) Furnished accommodation with gas, water, electricity, security, etc. g) Provision of Company owned cars and telephone for personal purposes. h) Club fees (maximum two clubs). Note: The perquisites shall be valued on cost to Company basis. RESOLVED FURTHER THAT The Board be and is hereby authorized to vary, alter or modify the different components of the above remuneration as may be agreed to by the Board of Directors and Mr. B. Rama Raju. RESOLVED FURTHER THAT in case of absence or inadequacy of profits for any financial year, the Managing Director shall be paid remuneration as per Section II of Part II of Schedule XIII to the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) as may be applicable from time to time.”
						MGMT	NO	DNA	DNA

8. To consider and if thought fit, to pass with or without modification(s), the following resolution as a special resolution: “RESOLVED THAT in accordance with the provisions of Section 309(4) and other applicable provisions of the Companies Act, 1956 including any statutory modification or re-enactment thereof, for the time being in force and in accordance with other applicable guidelines and/or regulations if any, issued in this regard by statutory/regulatory authorities, consent of the Company be and is hereby accorded for the payment of remuneration to the Directors, who are not in the whole time employment of the Company, by way of commission for every financial year or part thereof as may be decided and computed by the Board of Directors subject to the limits as prescribed under the Companies Act, 1956, commencing from the financial year 2008-09”.
						MGMT	NO	DNA	DNA
TATA TEA LIMITED	TT IN	6121488	8/22/2008	Kolkata	1. To receive and adopt the Profit and Loss Account for the year ended 31st March, 2008, and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon.	MGMT	NO	DNA	DNA
					2. To declare a dividend	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. R.K.Krishna Kumar who retires by rotation and is eligible for reappointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Mr. U. M. Rao who retires by rotation and is eligible for reappointment.	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Dr. Amrita H. Patel who retires by rotation and is eligible for reappointment.	MGMT	NO	DNA	DNA
					6. To appoint Auditors and fix their remuneration.	MGMT	NO	DNA	DNA

7. Appointment of Additional Director To consider and if thought fit to pass with or without modification the following Resolution as an Ordinary Resolution :- Unresolved that Mr. Peter Dylan Unsworth who was appointed by the Board of Directors as an Additional Director of the Company with effect from 1st March, 2008, and who holds office upto the date of the forthcoming Annual General Meeting of the Company in terms of Section 260 of the Companies Act, 1956 (‘the Act’) and in respect of whom the Company has received a notice in writing from a Member under Section 257 of the Act proposing his candidature for the office of a Director of the Company, be and he is hereby appointed a Director of the Company: The Register of Members shall remain closed during 5lil August, 2008 to 22nd August, 2008, both days inclusive.
						MGMT	NO	DNA	DNA
HBL POWER SYSTEMS LIMITED	HBPS IN	B03D005	9/4/2008	Hyderabad
ORDINARY BUSINESS: 1. To receive, consider and adopt Audited Balance Sheet as at 31st March, 2008 and the Profit and loss Account for the year ended on 31st March, 2008, together with the Director’s Report and the Auditors’ Report thereon.
						MGMT	NO	DNA	DNA
					2.- To declare Dividend for the year ended 31st March, 2008.	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. P Ganapathi Rao, who retires by rotation and being eligible offers himself for re-appointment.	MGMT	NO	DNA	DNA

4. To appoint Auditors for the year 2008-09 till the conclusion of the next Annual General Meeting and to authorize the Board to fix their remuneration. MIs Satyanarayana & Company, Chartered Accountants, the retiring auditors are eligible for reappointment.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS: (A) TO CONSIDER AND IF THOUGHT FIT TO PASS WITH OR WITHOUT MODIFICATION THE FOLLOWING RESOLUTION AS ORDINARY RESOLUTION: 5. To Re-appoint Dr. A J Prasad as Chairman and Managing Director of the Company: “RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, 310, 311, 314 and other applicable provisions, if any, read with Schedule XIII of the Companies Act, 1956 and subject to the approval of Members at this Annual General Meeting of the Company and other approval as may be necessary Dr. A J Prasad be and · hereby appointed as Managing Director of the Company with effect from June 1, 2008 to September 30, 201°on the following terms as to remuneration: I. Basic Salary Period RS.6,00,000 per annum .. 1st June, 2008 to 30th September, 201°
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Commission: Subject to the overall limits laid down in Section 198 and 309 of the Companies Act, 1956, Commission to be paid as percentage of the Profit of the Company for the year, calculated as follows: Numerical Value of percentage of Commission shall be half of the numerical value of the EPS for the year; E.g. if EPS is Rs. 12/- the Commission shall be 3% (Maximum); and if the EPS is Rs. 4 the Commission shall be 2%. II Perquisites: a) House Rent Allowance or Provision of House Accommodation subject to a maximum monthly rent at 60% of basic salary, over and above 10% payable by the Managing Director. The Expenditure incurred by the Company on gas, electricity, water and furnishings will be valued as per the Income Tax rules, 1962. This shall however subject to ceiling of 10% of the salary. b) leave Travel Allowance: Actual Traveling Expenses incurred for self and dependents, not exceeding .one month basic salary for every year of service. c) Medical Reimbursement: Membership or the subscription paid to any hospital and or doctors schemes or and insurance company in India and all hospital and medical expenses incurred for self and family subject to ceiling of one month’s salary in a year .• d) Club Fees: Fees of clubs subject to maximum of two clubs, excluding admission and the life membership fees. e) Personal Accident Insurance: Actual Premium borne by the company. 1) Company’s Contribution to Provident and Superannuation fund to the extent of these either singly or put together are not taxable under the Income Tax Act. Gratuity payable shall not exceed half month’s salary for each completed year of service. g) Encashment of leave at the end of the tenure will not be included in the computation of perquisites. h) The Company shall provide a car with driver and telephone facility at the residence of the Managing Director. Provision of a car with driver for use on company’s business and telephone facility at the residence will not be considered as perquisites. Notwithstanding any thing mentioned above, wherein any financial year. during the currency of tenure of the Managing Director, the company has no profits or its profit are inadequate it may pay the Managing Director’s remuneration by way of salary and perquisites not exceeding the limits specified above as minimum remuneration under Section II of Part II of Schedule XIII of the Companies Act, 1956.”

(B) TO CONSIDER AND IF THOUGHT FIT TO PASS WITH OR WITHOUT MODIFICATION THE FOLLOWING RESOLUTIONS AS SPECIAL RESOLUTIONS: 6. To Re-appoint Mr. M S Srlnath as President of the Company: “RESOLVED THAT pursuant to the Provisions of Section 314 (1-B) of the Companies Act, 1956 and other applicable provisions, if any, and subject to provision of Articles of Association of the Company and subject to members approval at this Annual General Meeting and the approval of Central “Government, Mr. M S Srinath be appointed as President of the Company for a period of 5 years from 1Sl October, 2007 to 30th September, 2012 with the following terms and conditions as detailed below: I. Basic Salary : RS.7;60,000/- per annum. (In the time scale of Rs. 7,60,000 -60,000- Rs. 9,60,000) CCA Rs. 12,000/- per annum II. Perquisites : a. House Rent Allowance or Provision of House Accommodation subject to maximum monthly rent at 50% of the basic salary. b. Salary of a Driver appointed by the appointee for engaging on official duties will be reimbursed by the Company. c. Leave Travel Allowance: Actual traveling expenses incurred for self and dependents, not exceeding one month’s basic · salary for every year of Service. d. Reimbursement of Medical Expenses incurred by self and dependents not exceeding RS.15,ooo/- for every year of service. e. Annual Leave with Salary as per the rules of the Company. 1. Company’s contribution to Provident Fund and Gratuity as per the rules of the Company. g. Provision of a car for the use of Company’s business and telephone at residence will not be considered as perquisites. III. The Appointment is subject to determination by giving three months notice by either party and other rules, regulations, service rules of the Company.”
						MGMT	NO	DNA	DNA

7. Amendment to resolution for appointment of Mr. J K Verma, Whole Time Director passed by the members at the Annual General Meeting held on 26th September, 2007. “RESOLVED THAT pursuant to the provisions of Section 268 read with Section 269 and other applicable provisions, if any, and Schedule XIII of the Companies Act, 1956 and subject to the approval of Members at this Annual General Meeting of the Company, the resolution passed by the Board at its meeting held on 30th October, 2006 and the same was approved by the members at the Annual General meeting held on 26th September, 2007 appointing Mr. J K Verma as Whole-time Director of the Company for a period of five years commencing from 1.9.2006 to 31.08.2011 be and is hereby amended in addition to the terms and conditions as approved : RESOLVED FURTHER THAT Performance Related Pay, based on profit before tax of individual units in his charge, for the three fiscal years 2008 — 2011 shall be paid. The calculation of amount and method of payment are to be decided by the COD, but shall be less than 0.20% of the combined Profit Before Tax of the units in his charge considered in any of these three Fiscal Years. RESOLVED FURTHER THAT to ratify the performance Bonuses paid to Mr. J K Verma for the period of 1.8.06 to 31.03.oa. RESOLVED FURTHER THAT all other terms and conditions of the appointment of Mr. J K Verma as approved by the members in the annual general meeting held on 26.09.2007 remains unaltered. RESOLVED FURTHER THAT notwithstanding any thing mentioned above, wherein any financial year during the currency of tenure of the Whole-time Director, the company has no profit or its profits are inadequate it may pay the Whole-time Director remuneration by way of salary and perquisites not exceeding the limits specified above as minin1um remuneration under Section II of Part II of Schedule XI!I of the Companies Act, 1956.”
						MGMT	NO	DNA	DNA

8. Amendment to resolution for appointment of Mr. Ashok Nagarkatti, Whole Time Director passed by the memory at the Annual General Meeting held on 24th September, 2005. “RESOLVED THAT pursuant to the provisions of Section 268 read with Section 269 and other applicable provisions, if any, and Schedule XIII of the Companies Act, 1956 and subject to the approval of Members at this Annual General Meeting of the Company, the resolution passed by the Board at its meeting held on 25.03.2005 and the same was approved by the members at the Annual General meeting held on 24th September, 2005 (resolution nos.7 and 8) appointing Mr. Ashok Nagar’katti as Whole-time Director of the Company for a period of five years commencing from 1.4.2005 to 31.03.2010 be and is hereby amended with effect from 1.4.2008 to 31.03.2010: Basic Salary RS.9,49,320/- per annum RESOLVED FURTHER THAT all other terms and conditions of the appointment of Mr. Ashok Nagarkatti as approved by the members in the annual general meeting held on 24.09.2005 remains unaltered. RESOLVED FURTHER THAT notwithstanding any thing mentioned above, wherein any financial year during the currency of tenure of the Whole-time Director, the company has no profit or its profits are inadequate it may pay the Whole-time Director remuneration by way of salary and perquisites not exceeding the limits specified above as minimum remuneration under Section II of Part II of Schedule XIII of the Companies Act, 1956.”
						MGMT	NO	DNA	DNA

9. Issue of 9,71,182 Equity Shares on Rights Basis: “RESOLVED THAT in accordance with the provisions of Section 81 (1) and other applicable provisions, if any, of the Companies Act, 1956 and also provisions of any other applicable laws, rules and regulations (including any amendment thereto or reenactment thereof for the time being in force) and enabling. provisions in the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the, Company with the Stock Exchanges where the shares of the Company are listed and subject to approval of the members at this Annual General Meeting and other such approvals, consents, permissions and sanctions of the Government of India, Reserve Bank of India, Securities and Exchange Board of India (SEBI) and all other appropriate and/or concerned authorities, and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents,’ permissions and sanctions which may be agreed to by the Board of Directors of the Company (‘Board’) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution),
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

which the Board be · and is hereby authorized to accept, if it thinks fit in the interest of the Company, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to issue, offer and allot 9,71 ,182 (nine lakhs seventy one thousand one hundred and eighty two only) Equity shares of Rs.10/- each for cash at a price of Rs.150/- per share (including a premium of Rs. 140/- per share) on Rights Basis to the Members of the Company whose names will appear on the Register of Members of the Company in respect of the Equity Shares held in physical form and to those members whose names will appear as beneficial owners as per the list furnished by the National Securities Depository Limited and Central Depository Services Ltd in respect of the equity shares held in electronic form on such date as the Board may determine in the proportion of one equity share of Rs.10/- each for every 25 equity shares of Rs.10/- each held by such members as aforesaid on the following terms and conditions: a. The amount of Rs. 150/- (including a premium of Rs.140/- per share) shall be called from the applicants in such manner as the Board of Directors may determine. b. The members who are eligible to the Rights Issue, may renounce the shares offered to them or any of them in full or part thereof in favor of any other person whether he be a member of the’ company or not. c. The offer if not accepted with in the time determined by the Board, (minimum period for acceptance shall not be less than 15 days) shall be deemed to have been declined. d. On expiry of the offer period, any un-subscribed portion shall be disposed off by the Board as it thinks most beneficial manner to the Company. e. The equity shares shall be offered on such terms and conditions as the Board may determine. RESOLVED FURTHER THAT the Equity Shares so issued shall rank pari passu with the existing equity shares of the Company. RESOLVED FURTHER THAT the Board be and is hereby authorised to file offer document and such other documents as may be required to be filed with the various authorities and to seek the listing of such securities in Stock Exchanges where the existing shares are listed. RESOLVED FURTHER THAT the Board be and is hereby authorised to engage the services of or appoint solicitors, advocates, legal advisors, merchant bankers, guarantors, depositories, custodians and any such other agencies to act as managers, idea managers or in any other capacity to advice or to certify any matter relating to Company’s accounts or otherwise, on such terms as to remunerate them by way of commission, brokerage, fees or otherwise as the Board may in its absolute discretion deem appropriate. RESOLVED FURTHER THAT the Board be and is hereby authorized to do all such acts, deeds and things as may be necessary to give effect to the above resolution and accept any alteration’s) or amendment’s) or corrections as they may deem fit and appropriate and give such directions / instructions as may be necessary to settle any questions or doubts that may arise in regard to the offer, issue or allotment of the said securities and also to seek listing of such securities at the Stock Exchanges where the existing securities are listed.”
						MGMT	NO	DNA	DNA
KIT CUMMINS INFO SYSTEMS LTD	KPIT IN	B1LQJY0	8/29/2008	Pune
The Annual General Meeting is required to be rescheduled due to August 19, 2008, being Public Holiday in the State of Maharashtra, under the Negotiable Instrument Act, 1881. Except the change in the date of the Annual General Meeting as above, there is no other change in the original notice already sent to you. The inconvenience caused-due to change in the Annual General Meeting date is regretted. You are cordially invited to attend the Annual General Meeting on August 29, 2008.
						MGMT	NO	DNA	DNA
SHREE RENUKA SUGARS LIMITED	SHRS IN	B0LNXC0	8/27/2008	Belgaum
Special Business : 1. Issuance of warrants convertible to equity shares on a preferential basis RESOLVED FURTHER THAT the rules and regulations and all other concerned statutory and other authorities and to the extent necessary, such · other approvals, consents; sanctions and the like, as may be necessary, and subject to such conditions and, modifications as may be prescribed, stipulated imposed by any of them while granting such permissions is actions and the like, which may be agreed to by the Board of Directors of the Company and subject to such terms, conditions and modifications as may be prescribed rampaged by. any, one while granting approvals; permissions, consents and sanctions which may be agreed to by the Board of Directors of the Company
						MGMT	NO	DNA	DNA

remuneration of 2,00,36,840 (Two Crores Thirty Six Thousand Eight Hundred Forty only) warrants, convertible into equity shares of the Company of Re. 1/- (Rupee One only) each to the following promoters
						MGMT	NO	DNA	DNA

Note: 1. Assuming all warrants are converted to equity shares. A )RESOLVED Further THAT the pricing of the equity shares each, has been calculated in accordance with the SEBI Guidelines on the ‘Relevant Date’ which is July 28, 2008; b) Exercise of option for conversion of the warrants shall be at the sole option of the warrant holder’s) at any time within a period of 18 months from the date of allotment of warrants in accordance with the SEBI (Disclosure arid Investor Protection) Guidelines, 2000. ‘ c) The warrant holder’s) shall pay an amount equivalent to 10% of the value of. the warrant on or before the date of allotments of warrants. The said amount shall be adjusted against the price payable subsequently for acquiring the shares by exercise. of option for conversion by the warrant holder’s) d) The warrant holder’s) shall pay on or before the date of conversion e) The amount referred to in point (c) shall be forfeited, if the option to convert the shares (is not exercised by the warrant holders) the equity shares and warrants shall be locked in for a period of three years from the date of their allotment in case of allotment made to the promoters and their relatives, in case of allotment made to persons other than promoters, the same shall be locked in for a period of one year. However, the lock-in shares acquired by conversion of warrants shall be reduced to the extent the warrants have already been locked-in g) The allotment of equity shares and convertible warrants [shall] be competed within a period of 15 days from the date of passing of this resolution by the shareholders, provided that where the allotment is pending on account of tendency of any approval from any regulatory authority or the Central Government, the allotment shall be completed by the company within a period of 15 days from the date of such approvals. h) The details of all monies utilized ,out of the preferential issue proceeds shall be disclosed under an appropriate head in the balance sheet of the Company, indicating the purposes for which such monies have been utilized and that the details of the unutilized monies shall also be disclosed under a separate head into he balance sheet of the company indicating the form in which such unutilized monies have been invested. Resolved Further that the resultant equity shares issued on conversion of warrants shall upon allotment have the same rights of voting as the existing shares and be treated for all other purposes pari passu with the existing equity shares of the company. Resolved Further That for the purposes of giving effect to the above resolution, the Board be and is hereby authorised to agree approval or consent to the issue as may be considered necessary, proper, or expedient and give effect to such modification(s) and to resolve and settle all questions, difficulties, or doubts that may arise in regard to such issue and allotment and to do all such acts, deeds, and things in connection therewith and incidental thereto without being required to seek any further consent or approval of the members of the Company to the intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution. Resolved Further that the company shall ensure that whilst any warrants remaining exercisable, it will at all times keep available and reserve such part its authorised but un-issued share capital as would enable all outstanding warrants to be satisfied in all Resolved Further That the company do apply for listing of the new shares as may be issued on conversion of warrants with the Bombay Stock Exchange LTD and the NSE of India LTD Resolved Further That the company do make an application to the National Securities Depositories LTD and the Central Depository Services LTD for admission of the new equity shares to be issued and resultant equity shares on conversion of warrants on preferential basis.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

2. To raise resources through the issue of GDRs ADRs FCCBs and any other Securities To consider, and, if thought fit to pass, with ,or without modifications, 1hefollowing resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and ail other applicable provisions of the Companies Act; 1956 (including any statutory modifications thereof, for the time being and pursuant to the provisions of Chapter Xt11of the Securities and Exchange Board of India(Disclosure and Investor protection) Guidelines, 2000 (“SEBI)as in force and subject tot he applicable provisions of Foreign Exchange management Act 1999 FEMA, rules, regulations, guidelines notifications and circulars issued under FEMA including but not limited to Foreign Exchange Management Transfer or issue of Security by a Person Resident Outside India)Regulations, 2000, provisions, of Issue of Foreign Currency Convertible Bonds and Ordinary Shares Scheme, 1993 and enabling provisions of the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with Stock Exchanges where the shares of the Company are listed and subject to requisite approvals, consents, permissions, and/or sanctions of SEBI, RBI, FIPB, and all other authorities as may be required whether in India or outside India, and subject to such conditions as may be prescribed by any of them while granting any such approval consent, permission and/or sanction hereafter referred to as “Requisite Approvals, which may be agreed to by the Board of Directors of the Company which shall be deemed to include any committee thereof which the Board may have constituted or hereinafter constitute. to exercise its powers including the powers conferred by this resolution). the Board be is are hereby authorized at its absolute discretion to create offer, issue, and allot in one or more tranches in the course of domestic/international offerings to one or more persons as the Board may determine at its absolute discretion whether or not they are members of the Company including but not limited to Domestic investors/Foreign Investors whether having presence in India or not institutional investors foreign institutional investors, members, employees, non-resident Indians, companies, or Bodies Corporate whether incorporate in India or abroad, Trusts, Mutual Funds, Banks, Financial institutions, Insurance Companies, Pension Funds, Individuals, or otherwise whether shareholders of the Company or not, through a Public Issue, rights issue, preferential issue, or private placement with or without an over allotment option with or without reservation on firm and or competitive basis on such part of the issue for such person or categories of persons as may be permitted, equity shares and or equity shares through depository receipts including Global Depository Receipts and or American Depository Receipts and or Foreign Currency Convertible Bonds, and or any securities convertible into equity shares at the option of the Company and or holders of the securities and or securities linked to equity shares and or securities with warrants including any instruments or securities representing either equity shares and or Foreign Currency Convertible Bonds or Convertible Securities or securities linked to equity shares or equity shares fully convertible, debentures/partly convertible debentures or any securities other than warrants which are convertible or exchangeable with equity shares at a later date, to Qualified institution Buyers under Chapter XIII-A of the SEBI Guidelines being Qualified Institutions placement or a combination of the foregoing inclusive of such premium from time to time, such issue and allotment to be made at such time or times in one or more trenches denominated in one or more currencies at such price or prices in such manner and where; necessary in consultation with lead managers and or underwriters or Stabilizing Agents and Advisors or otherwise on such terms conditions as the Board may, in its absolute discretion decide at the time of issuing Securities or on the amt of the initial offer of each tranche as the Board may deem fit RESOLVED FURTHER THAT in case of Rights Issue of Securities pursuant to Section 81 Directors. of the Company be and is hereby authorised to determine the quantum of issue proportion of offer of securities on rights basis to the holders of equity shares and price at which such securities to offered and further issue in consultation with and subject t() the acknowledgement by SEBI and subject the approval, if necessary of any concerned authority, appropriate Letter Of Offer to the holders of equity shares such other persons containing the terms and conditions of such issue as the Board may at its absolute discretion think fit. RESOLVED FURTHER THAT in accordance the provisions of Section 81(lA)and other applicable provisions if any of the Act the provisions of the Memorandum of Articles of The Company any and the provisions of Chapter XII of the SEBI Guidelines provisions of FEMA and Requisite approvals from appropriate authorities consent of the company be and is hereby accorded other board to offer issue and allot equity shares fully convertible debentures partly convertible debentures or any securities other than warrants which are convertible into or exchange w/ quit shares on such date as may be determined by the Board at its discretion but not later than 60 months from date of allotment, subscribed on basis of placement documents for an amt not exceeding aggregate US 200M inclusive of such premium as determined by Board in accordance to SEBI 13A3 Guidelines for Qualified Intuitions placement Chapter XIIIA of SEBI provided that aggregate of funds raised under resolution shall not exceed 200M RESOLVED Further’ THAT in case of a QIP to QIBs under Chapter XIII-A of the SEBI Guidelines, in accordance with Clause 13A.2.2 of Chapter XIII-A of SEBI (Disclosure and Investors Protection) Guidelines 2000, a minimum of 10% of securities issued pursuant to said Guidelines shall be allotted to mutual funds and if no MF is agreeable to take min portion or any part thereof, then such min portion or party may be allotted to QIBs RESOLVED FURTHER THAT the relevant date for the Qualified Institutions Placement as per Chapter XIII-A of the $£:81(Disclosure and Investors Protect<;m)Guidelines 2000, as amended up-to-date for determination of the applicable price of equity shares and r or shares arising out of criterion of securities is 28th July 2008 i.e. the day 30 prior to the date of General Meeting. RESOLVED FURTHER THAT in case of any issue offering of Securities the Board be and is hereby authorised to issue such number of equity shares as may be required to be issued and allotted upon conversion ,redemption, or cancellation of such Securities referred, to above or as may be in accordance with the terms of issue/offering RESOLVED FURTHER THAT the consent of the Co. be and is here by granted in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act 1050 and subject to all necessary approvals to the Board to secure, if necessary all or any of the above Securities to be issued by the creation of mortgage and/or charge on all or any of the Company’s immovable and or moveable assets, both present and future in such form manner on such terms deemed fit by Board RESOLVED FURTHER THAT the Company and/or any entity, agency or body authorised and appointed by the. Company,, may, upon issue of Securities or conversion of Securities into equity shares issue depository receipts representing the underling Securities, issued by the Company registered or bearer form in international capital markets for instruments of this nature and to provide for the tradability and free transfer thereof as per practices and regulations including listing on one+ stock exchanges inside/outside India Resolved Further That the Board be authorized to enter into and execute alls much agreements/contracts/arrangements with any Lead Managers, Managers, Global Coordinators, Book Runners, Underwriters, Guarantors, Depositary(ies), Trustees, Custodians, Principal Paying Agents, Paying Agents, Conversion Agents, Transfer Agents, Process Agents, Listing Agents, Legal Advisors, Registrars, and any other agencies as may be involved or concerned in such offerings of Securities and to remunerate all such advisors and agencies by way of commission, brokerage, fees, or the like including reimbursement of their actual expenses and also to seek the listing of such Securities in one or more international in one or more international Domestic Stock Exchanges.
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Resolved Further That for the purpose of giving effect to the above, the Board in consultation with Lead Managers hereby authorized to determine the form, terms timing of issues and offering including investors to whom the Securities are to. be allotted, Security number of securities to be issued in each tranche, issue price, face value, num of equity shares, or other Securities upon conversion or redemption or cancellation of Securities the price premium or discount on issue conversion redemption of sec rate of into period of conversion or redeem listing on stocked exchanges in India or abroad, fixing of record date or book closure and related or incidental matters as Board deems fir and accepts any modifications in proposal as may be required by authorities in India/abroad issues Resolved Further that the relevant date for determining the pricing is 30 days prior to the date ‘of the EGM at which the approval of the shareholders in terms of Section 81(1A) of the Companies Act,’1956 is obtained, which is July 28, 2008: Resolved Further THAT the Board be and is hereby authorized issue and allot such number obscurities assay be required, including issue and allotment of Equity Shares upon conversion of any Securities referred to above or as maybe necessary in accordance with the terms of the offer, all such equity shares ranking pari passu and inter-se with the then existing equity shares Resolved Further that such of these Securities as are not subscribed may be disposed off by the Board in its absolute discretion in such manner as the Board may deem fit and as permissible by law... Resolved Further that for the purpose of giving effect to the above resolution and matters flowing from connected with and incidental! to any matters         .mentioned in aforementioned resolution, the Board be and is hereby authorised on behalf of the Company to take the actions and all such deeds, matters and things as it may, in its absolute discretion deem necessary, desirable or expedient to the issue / offer or allotment or conversion of the aforesaid Securities, listing thereof with any of the international domestic stock exchange and to resolve and settle .all question’s difficulties In the proposed issue offer allotment and conversion of any of the aforesaid Securities, utilization of the issue proceeds. to do all acts, deeds and things in connection therewith and incidental thereto as the Board may in its absolute discretion deem fit RESOLVED FURTHER THAT the ·Board be authorized to delegate all or any of .the powers conferred by this .resolution. on it, to any Committee or sub-Committee of Directors or the Chairperson or any other Director(s)or Officer(s) of the Company to give effect to the aforesaid resolution, with the power to such Committee/sub-Committee of the Board to further delegate all or any of its powers/duties to. any of its members.”

PANACEA BIOTEC LTD	PNCB IN	6589075	9/13/2008	New Delhi
DRAFT RESOLUTIONS 1. To consider and, if thought fit, to pass the following resolutions as ORDINARY RESOLUTION: “RESOLVED THAT pursuant to the provisions of Section 293(1)(d) and other applicable provisions, if any, of the Companies Act 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter called “the Board” and which term shall be deemed to include any Committee, which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution and with the power to delegate such authority to any person or persons) for borrowing from time to time, as it may think fit, any sum or sums of money not exceeding Rs.1,500 Crore (Rupees One Thousand Five Hundred Crore) on such security and on such terms and conditions as the Board may deem fit, notwithstanding that the monies to be borrowed, together with the monies already borrowed by the Company (apart from the temporary loans obtained from the Company’s Bankers in the ordinary course of business), exceed the aggregate, for the time being, of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose. RESOLVED FURTHER THAT the Board be and is hereby authorized for borrowing from time to time as it may think fit, any sum or sums of money but not exceeding Rs.1,500 Crore (Rupees One Thousand Five Hundred Crore) in aggregate or equivalent thereto in any foreign currency (including the monies already borrowed by the Company), on such security and on such terms and conditions as the Board may deem fit, by way of loans from, or issue of Bonds, Debentures or other Securities whether Convertible into Equity/Preference Shares and/or Securities with or without detachable warrants with a right exercisable by the warrant holder(s) to convert or subscribe to equity/Preference Shares (hereinafter referred to as “securities”), to Bank(s), Financial or other Institutions Mutual Fund(s), Non-Resident Indians (NRls), Foreign Institutional Investors (Fils) or any other person(s), body(ies) corporate, etc., whether shareholder of the Company or not. RESOLVED FURTHER THAT the Board be and is hereby authorized to do all such acts, deeds and things and to sign all such documents as may be necessary, expedient and incidental thereto to give effect to this resolution .”
						MGMT	NO	DNA	DNA

2. To consider and, if thought fit, to pass the following resolutions as ORDINARY RESOLUTION: “RESOLVED THAT the consent of the Company be and is hereby accorded pursuant to the provisions of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company (hereinafter called “the Board” and which term shall be deemed to include any Committee, which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution and with the power to delegate such authority to any person or persons), to mortgage and/or charge any of its movable and/or immovable properties wherever situated, both present and future, or the whole, or substantially the hole, of the undertaking of the Company on such terms and in such manner as the Board may think fit. together with power to take over the management of the business or concern of the .Company in certain event’s) for securing any loan’s) Mutual Fund’s), Non-Resident Indians(NRIs), Overseas Corporate Bodies(OCBs), Foreign institutional Investors(FIIs) or any other person(s), body(ies) corporate, etc, whether shareholder of the Company or not(hereinafter collectively referred to as “lenders”), for an amount not exceeding Rs.1500 Crore (rupees One Thousand Five Hundred Crore) and/or equivalent thereto in any foreign. currency, together with interests, compound/additional interest. commitment charges, costs, expenses and all other monies payable by the Company to the concerned lenders. RESOLVED FURTHER THAT the Board be and is hereby authorised to do all such acts. deeds and things and to sign all such documents as may be necessary, expedient and incidental thereto to give effect to this resolution.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

PROVOGUE INDIA LTD	PROV IN	B0D0DK7	9/15/2008	Mumbai
AS ORDINARY BUSINESS: 1) To receive, consider and adopt the audited Balance Sheet as at 31st March, 2008, the Profit & Loss Account and Cash Flow Statement for the year ended on that date along with the Schedules and the Reports of the Directors and Auditors thereon.
						MGMT	Yes	For	For
					2) To declare dividend on Equity Shares.	MGMT	Yes	For	For
					3) To appoint a Director in place of Dr. O. P.Chawla, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4) To appoint a Director in place of Mr. Shahid Balwa, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5) To appoint a Director in place of Mr. Rakesh Jhunjhunwala, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. The Authorised Share Capital of the Company is RS.1500,000,000/- (Rupees One Thousand Five Hundred Million only) divided into 300,000,000 (Three Hundred Million) Equity Shares of Rs.5/- (Rupees Fiye only) each, with power to classify or reclassify, inc
						MGMT	Yes	For	For

7) To re-appoint MIs Singrodia Goyal & Co., Chartered Accountants as Statutory Auditors of the Company who shall hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	Yes	For	For

8) To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309,310 other applicable provisions, if any, of the Companies Act, 1956 read with ScheduleXIII, as amended, and in modification to the resolution passed by the members at the 11th Annual General Meeting held on 14th September 2007, consent of the shareholders be and is hereby accorded for the increase of Salary of Mr. Nikhil Chaturvedi, Managing Director of the Company from the existing Salary Grade of Rs. 2,00,000Rs. 6,00,000 per month to Rs. 6,00,000 -Rs.10,OO,OOO per month with effect from 15st April 2008 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure. RESOLVED FURTHER THAT notwithstanding anything contained herein above, where, in any financial year during the currency of this appointment, the Company has no profits its profits are inadequate remuneration payable to the Managing Director as salary, perquisites and any other allowances shall be governed by, and be subject to the ceilings provided under Section II of Part II of Schedule Xllf of the Companies Act, 1956 or such other limit as may be prescribed, by the Government from time to time as minimum remuneration.”
						MGMT	Yes	For	For

9) To consider and if thought fit, to pass with or without modification(s), the following resolution as an, Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309,310 and all other applicable provisions, if any, of the Companies Act, 1956 read with ScheduleXIII, as amended, and in modification to the resolution passed by the members at the 11th Annual General Meeting held on 14th September 2007, consent of the shareholders be and is hereby accorded for the increase of Salary of Mr. SaUlChaturvedi, Whole time Director of the Company from the existing salary grade of Rs.1,50,000-Rs.3,00,000 per month to Rs.3,00,000 — Rs.6,00,000 per month with effect from 1st April 2008 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure. RESOLVED FURTHER THAT notwithstanding anything contained herein above, where, in any financial year during the currency of this appointment, the Company has no profits or its profits are inadequate the remuneration payable to the Whole time Director as salary, perquisites and any other allowances shall be governed by, and be subject to the ceilings provided under Section II of Part II of Schedule XIII of the Companies Act, 1956 or such other limit as may be prescribed by the Government from time to time as minimum remuneration.”
						MGMT	Yes	For	For

10) To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309,310 and all other applicable provisions, if any, of the Companies Act, 1956 read with ScheduleXIII, as amended, and in modification to the resolution passed by the members at the 11th Annual General Meeting held on 14th September 2007, consent of the shareholders be and is hereby accorded for the increase of Salary of Mr. Akhil Chaturvedi, Whole time Director of the Company from the existing salary grade of Rs.1,50,000Rs. 3,00,OOO per month to Rs.3,00,OOO — Rs.6,00,OOOper month with effect from 1st April 2008 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure. RESOLVED FURTHER THAT notwithstanding anything contained herein above, where, in any financial year during the currency of this appointment, the Company has no profits or its profits are inadequate the remuneration payable to the Whole time Director as salary, perquisites and any other allowances shall be governed by, and be subject to the ceilings provided under Section II of Part II of Schedule XIII of the Companies Act, 1956 or such other limit as may be prescribed by the Government from time to time as minimum remuneration.”
						MGMT	Yes	For	For

11) To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309,310 and all other applicable provisions, if any, of the Companies Act, 1956 read with ScheduleXIII, as amended, and in modification to the resolution passed by the members at the 11th Annual General Meeting held on 14th September 2007, consent of the shareholders be and is hereby accorded for the increase of Salary of Mr. Deep Gupta, Whole time Director of the Company from the existing salary grade of Rs.1,50,000-Rs.3,OO,OOO per month to Rs.3,OO,OOO- Rs.6,OO,OOOper month with effect from 1st April 2008 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure. RESOLVED FURTHER THAT notwithstanding anything contained herein above, where, in any financial year during the currency of this appointment, the Company has no profits or its profits are inadequate the remuneration payable to the Whole time Director as salary, perquisites and any other allowances shall be governed by, and be subject to the ceilings provided under Section II of Part II of Schedule XIII of the Companies Act, 1956 or such other limit as may be prescribed by the Government from time to time as minimum remuneration.”
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

12) To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309,310 and all other applicable provisions, if any, of the Companies Act, 1956read with ScheduleXIII, as amended, and in modification to the resolution passed by the members at the 11th Annual General Meeting held on 14th September 2007, consent of the shareholders be and is hereby accorded for the increase of Salary of Mr. RakeshRawat, Whole time Director of the Company from the existing salary grade of Rs.1,50,OOO-Rs.3,00,OOO per month to Rs.3,00,OOO- Rs.6,00,OOOper month with effect from 1st April 2008 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held between 15th March 2005 will remain the same for the residual period of his tenure. RESOLVED FURTHER THAT notwithstanding anything contained herein above, where, in any financial year during the currency of this appointment, the Company · has no profits or its profits are inadequate the remuneration payable to the Whole time Director as salary, perquisites and any other allowances shall be governed by, and be subject to the ceilings provided under Section II of Part II of Schedule XIII of the Companies Act, 1956 or such other limit as may be prescribed by the Government from time to time as minimum remuneration.”
						MGMT	Yes	For	For

13) To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309,310 and all other applicable provisions, if any, of the Companies Act, 1956read with ScheduleXIII, as amended, and in modification to the resolution passed by the members at the 11th Annual General Meeting held on 14th September 2007, consent of the shareholders be and is hereby accorded for the increase of Salary of Mr. Nigam Patel, Whole time Director of the Company from the existing salary grade of Rs.1,50,OOO-Rs.3,00,OOO per month to Rs.3,00,OOO- Rs.6,00,OOOper month with effect from 1st April 2008 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure. RESOLVED FURTHER THAT notwithstanding :anything . contained herein above, where, in any financial year during the currency of this appointment, the Company has no profits or its profits are inadequate the remuneration payable to the Whole time Director as salary, perquisites and any other allowances shall be governed by, and be subject to the ceilings provided .under Section II of Part II of Schedule XIII of the Companies Act, 1956 or such other limit as may be prescribed by the Government from time to time as minimum remuneration.”
						MGMT	Yes	For	For

14) To consider and, if thought fit, to pass with or without modification(s), the following resolution as a SPECIAL RESOLUTION: • “RESOLVED THAT pursuant to Section 309 of the Companies Act, 1956 and ~thin the limits stipulated in Section 309(4) of the said Act, the consent’ of the shareholders be and is hereby accorded to pay to the Directors (other than Managing Director and Whole-time Directors of the Company) such commission as the Board of Directors. may from time to time determine (to be divided amongst them in such proportion as may be determined by the Board of Directors from time to time and in default of such determination equally), for a period of three years commencing from 1stApril, 2008, but such commission shall not exceed 1% of the net profits of the Company (computed in the manner provided in Section 349 & 350 of the Companies Act, 1956) in any financial year.”
						MGMT	Yes	For	For

15. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: RESOLVED THAT pursuant to the provisions of Section 94 and all other applicable provisions, if any, of the Companies Act, 1956 authorities and/or regulatory bodies, each and every existing fully paid equity shares of the Company of the nominal value of Rs. 10/- each be divided into five fully paid up equity shares of Rs. 2/. each. RESOLVED FURTHER THAT the Board of Directors of the Company (“the Board”, which expression shall also include a committee thereof) be and are hereby authorized to issue new share certificates representing the sub-divided equity shares, with new distinctive numbers, consequent to the sub-division of shares as aforesaid and / or credit the shareholders’ account maintained with the respective depositories, subject to the applicable rules and regulations read with Companies (Issue of Share Certificates) Rules, 1960,and the Articles of Association of the Company and to inform the respective Depositories and the Registrar and Transfer Agents of the Company and execute all such documents, instruments and writings as be required in this connection and to delegate all or any of the powers herein vested in the Board, to any committee thereof or to any Director(s) or Company Secretary, to give effect to the aforesaid resolution.”
						MGMT	Yes	For	For

16. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 16 and other applicable provisions, if any, of the Companies Act, 1956 the existing Clause V (A) of the Memorandum of Association of the Company dealing with Capital Clause be and is hereby altered by substituting with the following Clause: V (A) The Authorised Capital of the Company is Rs.33,00,00,000 (Rupees Thirty Three Crores only) divided into 16,50,00,000 (Sixteen Crores Fifty lakhs) Equity Shares of Rs.2each capable of being increased in accordance with the provisions of Companies Act, 1956 and other applicable regulations, if any.”
						MGMT	Yes	For	For

17. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Sec 31 and all other applicable provisions, if any, of the Companies Act, 1956 the Articles of Association of the Company be and is hereby altered by substituting the first paragraph of Article 3A of the Articles of Association with the following: 3A. The Authorised Capital of the Company is Rs. . 33,00,00,000 (Rupees Thirty Three Crores only) divided into 16,50,00,000 (Sixteen Crores Fifty lakhs) Equity Shares of Rs.2 each.”
						MGMT	Yes	For	For
STEEL AUTHORITY OF INDIA LIMITED	SAIL IN	6121499	9/10/2008	New Delhi	1. To receive and consider and adopt the audited Profit & Loss Account for the year ended 31st March, 2008, the Balance Sheet as at that date and Directors’ and Auditors’ Reports thereon.	MGMT	Yes	For	For
					2. .To appoint a Director in place of Shri V. Shyamsundar, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Shri B.N. Singh, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Shri V.K. Srivastava, who retires by rotation had is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Shri G. Ojha, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Shri Shyamal Ghosh, who retires by rotation and is eligible for re-appointment	MGMT	Yes	For	For
					7. To appoint a Director in place of Shri Mohammad Khan, .who retires by rotation and is eligible for re-appointment	MGMT	Yes	For	For
					8. To fix the remuneration of the Auditors of the company appointed by the Comptroller & Auditor General of India for the year 2008-2009.	MGMT	Yes	For	For
					9. To declare dividend for the financial year 2007-2008.	MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

SPECIAL BUSINESS 10.To consider and, if thought fit, to pass with or without modification the following resolution as an ORDINARY RESOLUTION: “RESOLVED THAT Shri V.K. Gulhati,who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the Companies Act, 1956, and who holds office upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

11. To consider and, if thought fit, to pass with or without modification the following resolution as an ORDINARY RESOLUTION: “RESOLVED THAT Shri S.P. Rao, who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the Companies Act, 1956, and who holds , office upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

12. To consider and, if thought fit, to pass with or without modification the following resolution as SPECIAL RESOLUTION: “RESOLVED THAT in accordance with the provisions of Section 396 of the Companies Act, 1956 and other applicable provisions of law, consent and approval of the shareholders be and is hereby accorded to the amalgamation of Bharat Refractories Limited with Steel Authority of India Limited, with effect from April 01, 2007, subject to the sanction of the same by the Ministry of Corporate Affairs, Government of India and such other authorities, if any, as may be required. RESOLVED FURTHER THAT the draft Scheme of Amalgamation placed before the shareholders be and is hereby approved and the Board of Directors/Chairman of the Company be and is hereby authorized to make alterations and changes therein as may be expedient or necessary for satisfying the requirement or condition imposed, if any, by the Ministry of Corporate Affairs or such other authorities, if any, as may be required. RESOLVED FURTHER THAT the Chairman of the Company be and is hereby authorised to do all such acts, deeds, matters and things, as may be necessary and expedient, to give effect to this resolution.”
						MGMT	Yes	For	For
JINDAL STEEL AND POWER LIMITED	JSP IN	6726816	9/26/2008	Haryana
ORDINARY BUSINESS 1. To receive, consider and adopt the Balance Sheet as at 31st March, 2008 and Profit Et Loss Account for the financial year ended on that 112. date and the Reports of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	NO	DNA	DNA
					3. To note payment of interim dividend of 150 0/0 on equity shares.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Smt. Savitri Jindal who retires by rotation and being eligible offers herself for re-appointment.	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Shri A.R. Purwar who retires by rotation and being eligible offers himself fore-appointment.	MGMT	NO	DNA	DNA

6. To appoint MIs S.s. Kothari Mehta Et Co., Chartered Accountants as Auditors of the Company to hold office from the conclusion of this meeting to the conclusion of the next meeting and to fix their remuneration.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS 7. To consider and. if thought fit. to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Shri R.v. Shahi, be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	NO	DNA	DNA

8. To consider and. if thought fit. to pass with Or without modification(s) the following resolution as an Ordinary Resolution: \ “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Shri Ashok Alladi, be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	NO	DNA	DNA

9. To consider and. if thought fit. to pass with or ,without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Shri A.R. Mukherji, be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	NO	DNA	DNA

10. To consider and. if thought fit. to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 293(1)(d) of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and Articles of Association of the Company, consent of the Company be and is hereby given to the Board of Directors of the Company to borrow moneys whether rupee loans or foreign currency loans or other external commercial borrowings (apart from temporary loans obtained from the Companies the ordinary course of business)from the Banks and I or Financial I Lending Institutions or from any other · sources, such as, Foreign Banks, Foreign Investment I Financial Institutions or Funds or other Bodies, Authorities I Entities located in India or abroad whether by way of cash credit, working capital, term loans, advances in any form, bill discounting or other forms of credit, Issue of Non-Covetable Debentures I Fully Convertible Debentures I Partly Convertible Debentures with or without detachable or non-detachable warrants or warrants of any other kind, bonds, external commercial borrowings or other debt instruments or otherwise and whether unsecured or secured by mortgage, charge, hypothecation or pledge on the Company’s assets and properties whether moveable or immoveable or stock-in-trade including raw materials, stores, spare parts, and components or stock in transit), work in progress and book debts of the Company on such terms and conditions as may be considered suitable by the Board of Directors upto a limit the outstanding of which should not exceed, at any given time, Rs.25,000 crore(Rupees twenty five thousand crores only) RESOLVED FURTHER THAT for the purpose of giving effect to this resolution the Board be and is hereby authorised to do all such acts, ( deeds, matters and things, as it may, in its absolute discretion, deem necessary, proper or desirable, delegate all or any of these powers to any Committee of Directors or Managing Director or Whole time Director or Director of the Company and to settle any question, difficulty or doubt that may arise in this
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

11. To consider and. if thought fit. to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT consent of the Company be and is hereby given in terms of Section 293(l)(a) and all other applicable provisions, if any, of the Companies Act, 1956 to the Board of Directors to mortgage I hypothecate and I or create charge I pledge, etc. in addition to the mortgages I hypothecations I charges I pledges created by the Company, in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable and I or immoveable properties of the Company, both present and future and I or the whole or any part of the undertaking(s)of the Company in favour of the Banks, Financial Institutions, Bodies Corporate, Persons or any other Lending Institutions whether situated in India or abroad, Agents and’ or Trustees for securing any loans, advances, working capital facilities, bill discounting, or any other financial assistance, fully’ partly convertible debentures and’ or secured non convertible debentures with or without detachable or non-detachable warrants or secured premium notes, floating rate notes , bonds or any other secured debt instruments or external commercial borrowings in any form together with interest, further interest thereon, compound interest in case of default, accumulated interest, all other costs, charges and expenses payable by the Company upto a limit of Rs.25,00Qcrores (Rupees twenty five thousand crores only) in term of Section 293(1)(d) of the Companies Act, 1956 and the documents be finalized and executed by the Company in their favor containing such specific terms and conditions and covenants in respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors and the Lenders’ Trustees. RESOLVED FURTHER that for the purpose of giving effect to this resolution the Board be and is hereby authorised to do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable, delegate all or any of these powers to a Committee of Directors or Managing Director or Whole time Director or Director of the Company and to settle any question, difficulty or doubt that may arise in this regard, to finalise and execute all such deeds, documents and writings as may be necessary, desirable or expedient as it may deem fit.”
						MGMT	NO	DNA	DNA

12. To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED BY WAY OF SPECIAL RESOLUTION that in accordance with the provisions of Section 81(1A) and all other applicable provisions of the Companies Act, 1956, Foreign Exchange Management Act, any regulation(s), statutory modification(s) or re-enactment(s) thereof for the; time being in force) inducing but not limited to Foreign Exchange Management (Transfer or Issue of Securities by a Person Resident Outside India) Regulation, 2000, the Issue of Foreign Currency Convertible Bonds and Ordinary Shares(through Depository Receipt Mechanism) Scheme, 1993 and also the provisions of any other applicable laws, rules, regulations and in accordance with relevant provisions of Memorandum and Articles of Association of the Company and subject to the approval, consent, permission and’ or sanction of the Ministry of Finance Government of India (GOI),the Reserve Bank of India (RBI),Securities and Exchange Board of India (SEBI),Stock Exchanges and’ or any other appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions and modifications as may be prescribed ill granting such approvals, consents and permissions, which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall include a Committee of Directors), the consent of the Company be and is hereby accorded to the Board to offer, issue and allot, in one or more tranches, any securities inducing Global Depository Receipts(“GDR”)and’ or American Depository Receipts (“ADR”)and’ or Foreign Currency Convertible Bonds (“FCCS”)and’ or Convertible Bonds , Debentures and , or Euro-Convertible Bonds whether cumulative , redeemable, partly , fully convertible and , or securities partly or fully convertible into equity shares and , or securities linked to equity shares and , or any instruments or securities with or without detachable warrants, or such other’ types of securities representing either equity shares and’ or convertible securities, (hereinafter collectively referred to as “Securities”) in India or in one or more foreign market(s) to be subscribed in foreign currency(ies) “median Rupees by Foreign’ Domestic Investors,induding Non-residents, Foreign Institutional Investors, Non-Resident Indians, Foreign Nationals, Corporate Bodies, Banks, Institutions, Mutual Funds or such other eligible entities or persons as may be decided by the Board in-Accordance with applicable laws, whether or not such persons , entities , investors are members of the Company, through’ Prospectus, Offering Letter, Circular Memorandum or through any other mode, from time to time, as may be deemed appropriate by the Board on such terms and conditions as the Board may, in its sole and absolute discretion, deem fit upto US Dollars 750 million equivalent to approximately Rs.3000 crores (with’ a right to the Board to retain additional allotment, such amount of subscription not exceeding 25% of the amount of initial offer of each tranche as the Board may deem fit) on such terms and conditions inducing pricing (subject to the maximum pricing norms prescribed by SEBI, RBI and’ or any other authorities), as the Board may in its sole and absolute discretion decide inducing the form and all other terms and conditions and matters connected therewith and wherever necessary in consultation with the lead managers, underwriters, stabilization agents, guarantors, financial and’ or legal advisors, depositors, custodians, principal, paying , transfer’ conversion agents, listing agents, registrars and issue such Securities in any market and , or to the persons as may be deemed fit by the Board so as to enable the Company to get listed at any stock exchange in India and’ or Singapore and , or any other overseas stock exchangers). RESOLVED FURTHER that these securities will be disposed of by the Board in its absolute discretion in such manner as the Board may deem fit and proper. RESOLVED FURTHER that without prejudice to the generality of the above and subject to the applicable laws, the aforesaid issue of the Securities may have all or any terms or combination of terms in accordance with normal practice; inducing but not limited to conditions relating to payment of interest, dividend, premium or redemption or early redemption at the option of the Company and , or to the holder(s) of the Securities and other debt-service payment whatsoever and all such terms as are provided in offerings of this nature, inducing terms for issue of additional equity shares, or variation of interest payment and’ or variation of the price and’ or the period of conversion of Securities into equity shares or issue of equity shares during the duration of the Securities and’ or voting rights or options for early redemption of Securities, and the Board is empowered to finalize and approve the same or any modification thereof. RESOLVED FURTHER that the Company and’ or any agency or body authorized by the Board may issue depository receipts representing the underlying equity shares or other Securities or FCCBs registered form with such features and attributes as are prevalent in international capital markets for instruments of this nature and provide for the tradability or free transferability thereof as per the international practices and regulations and under the forms and practices prevalent in the international markets inducing filing any registration statement and any other document and any amendment thereto with any relevant authority(ies) for securities listing and trading in the overseas Stock , Securities Exchange( RESOLVED FURTHER that the Board be and is hereby authorized to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion of any Securities referred above or as may be necessary in accordance with the terms of the offering(s).
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER that subject to the applicable laws, the Board, as and when it deems fit and proper, be and is hereby also authorized to issue and allot equity shares (including equity shares issued and allotted upon conversion of any Securities) with differential rights including differential rights as to dividend and , or voting. RESOLVED FURTHER that the Securities issued in foreign markets shall be deemed to have been made abroad and , or in the market and , or at the place of issue of the Securities in the International market and may be governed by applicable foreign laws. RESOLVED FURTHER that for the purpose of giving effect to any issue or allotment of Securities or instruments representing the same, the Board be and is hereby authorized to determine the form, terms and timing of the offering(s), including the class of investors to whom the Securities are to be allotted, number of Securities to be allotted in each tranche, issue price, face value, premium amount of issue , conversion of Securities’ redemption of Securities, rate of interest, redemption period, utilization of issue proceeds, listing on one or more stock exchanges abroad ‘India as the Board in its sole and absolute discretion may deem fit and to make and accept any modifications in the proposal as may be required by the authorities involved in such issues and on behalf of the Company, to do all such acts, deeds, matters and things as it may, at its sole and absolute discretion, deem necessary or desirable for such purpose, including without limitation the appointment of Registrars, Book-runners, Lead-Managers,Trustees,Agents, Bankers, Global Co-coordinators, Custodians, Depositories, Consultants, Solicitors, Accountants, or such other Agencies, entering into arrangements for underwriting, marketing, listing, trading, depository and such other arrangements and agreements, as may be necessary and to issue any Offer document(s) and sign all deeds, documents and to pay and remunerate all agencies’ intermediaries by way of commission, brokerage, fees, charges, out of pocket expenses and the like as may be involved or connected in such offerings of Securities, with power on behalf of the Company to settle any question, difficulty or doubt that may arise in regard to any such issue, offer or allotment of Securities and in complying with any regulations, as it may in its sole and absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this Resolution. RESOLVED FURTHER that the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or Wholetime Director(s), Directors or any other Officer(s) of the Company to give effect to the aforesaid resolution. RESOLVED FURTHER that all the acts, deeds and things already done by the Board in this regard be and are hereby confirmed, approved and ratified:

13. To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Sections 198, 309, 310 and all other provisions, if any, and Schedule XIII to the Companies Act, 1956 approval of shareholders be and is hereby given to increase the basic salary of Shri NaveenJindal, Executive Vice Chairman& Managing Director of the Company to fifty lacs only per month with effect from 1st April, 2007. RESOLVED FURTHER that all other terms of remuneration including perquisites, allowances, reimbursements, commission etc. shall remain unchanged:
						MGMT	NO	DNA	DNA

14. To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Sections 198, 269, 309 and all other applicable provisions and Schedule XIII to the Companies Act, 1956 and Article 139 of the Articles of Association of the Company, approval of the sl:1areholdersbe and is hereby given to the reappointment of Shri Naveen Jindal as Managing Director of the Company for five years from 9th May:“2008 on the following terms and conditions: a) Basic Salary : Rs.60,000 (60 lac only) b) Bonus : 1% of net profit He shall also be entitled to the following perquisites and allowances; i) Residential accommodation for which 10% of his salary shall be deducted as rent or House Rept Allowance as per Rules of the Company. ii) Free use of car with driver for the business purposes of the Company. iii) Free telephone facility at residence. iv) Payment of club fees including life membership fees. v) Personal Accident Insurance in accordance with Rules of the Company. vi) Contribution to Provident Fund and , or Superannuation Fund in accordance with Rules of the Company. vii) Gratuity in accordance with Rules of the Company. viii) Leave encashment as per Rules of the Company. ix) Leave travel allowance (including foreign trips) for self and family in accordance with Rules of the Company. x) Reimbursement of medical expenses for self and ‘family in accordance with Rules of the Company. c) He shall also be entitled to reimbursement of expenses actually incurred by him for business of the Company. d) He shall not be paid any sitting fees for attending the meetings of the Board of Directors or Committees thereof. e) He shall also be entitled and paid any other allowance’ perquisite’ incentive’ facility as may be payable to him under Rules of the Company, from time to time, provided however, that the total remuneration does not exceed the limits prescribed in Section I of Part II of Schedule XIII to the Companies Act, 1956 RESOLVED FURTHER that Shri NaveenJindal shall, in the capacity of Managing Director, manage all the affairs of the company and exercise -all necessary powers for this purpose subject to superintendence, control and direction of the Board of Directors of the Company
						MGMT	NO	DNA	DNA

15. To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: -RESOLVED THAT pursuant to Sections 309, 310 and all other applicable provisions, if any, and Schedule XIII to the Companies Act, 1956, approval of the Shareholders be and is hereby given to the revision of remuneration of Shri Vikrant Gujral, Vice Chairman & CEO of the Company in the following manner with effect from 1st April, 2008. a) Basic Salary Rs.2,50,ooo/- (Rupees Two lac fifty thousand only) per month. b) Executive Variable, pay : Rs.3,60,000/- (Rupees Three lac sixty thousand only) per month. c) Allowances i) House rent allowance RS100000 (rupees One lac only) per month ii) Special allowance RS 96,550/- (Rupees Ninety six thousand five hundred fifty only) per month iii) Children education allowance Rs200/- (Rupees Two hundred only) per month iv) Leave travel allowance Once in a year for self and family in accordance with Rules of the Company not exceeding Rs. 60,000/- (Rupees Sixty thousand only) per annum He shall also be entitled to following Reimbursements : i) Professional expenses subject to maximum of Rs.24,000/- (Rupees Twenty four thousand only) per annum. ii) Medical expenses subject to maximum of Rs.15,000/- (Rupees Fifteen thousand only) per annum. iii) Business Promotion expenses subject to maximum of Rs.36,000/- (Rupees Thirty six’ thousand only) per annum. iv) Corporate Attire expenses subject to maximum of Rs.24,OOO/- (Rupees Twenty four thousand only) per annum. e) Perquisites : i) Payment of Bonus 1 ex-gratia amount as may be declared by the Company. ii) Provident Fund in accordance with Rules of the Company. iii) Free use of car with driver for business of the Company. iv) Free telephone facility at residence for official purposes only. v) Gratuity in accordance with Rules of the Company. vi) Mediclaim Insurance coverage for self and family as per Rules of the Company. vii) Group Personal Accident Insurance cover as per Rules of the Company. viii) Leave encashment in accordance with Rules of the Company. f) Incentives i) Rs.l0/- (Rs. Ten only) per MT of Rails, sold. ii) Rs.l0/- (Rs. Ten only) per MT of Structural’s sold at a price exceeding Rs.35,ooo/- (Rupees Thirty five thousand only) per MT. iii) Bs.l0/- (Rs. Ten only) per MT of Plates sold at a price equal to or exceeding Rs.34,000/- (Rupees Thirty four thousand only) per MT. The incentives as mentioned above will not be applicable to sales to Jindal Power Ltd. 1 Nalwa Steel & Power Ltd’/ Jindal Saw Ltd. 1 Jindal United Steel Inc (USA) 1 Saw Pipes Inc. (USA) 1 JSW Steel Ltd. 1 JSW Energy Ltd. 1 Southern Iron & Steel Company Ltd. 1 South West Port Ltd. 1 Jindal Praxair Oxygen’ Company (P) Ltd.1 Jindal Stainless Ltd. and subsidiaries of the aforesaid companies.
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

g) He shall also be entitled to reimbursement of expenses actually and properly incurred by him for business of the Company. h) He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committees thereof. i) He shall also be entitled to and paid any other allowance 1 perquisite 1 incentive 1 facility as may be payable to him under Rules of the Company from time to time, provided however, that the total remuneration does not exceed the limits prescribed in Section I of part II of Schedule XIII to the Companies Act, 1956’-

16. To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: -RESOLVED THAT pursuant to Sections 309, 310 and all other applicable provisions, if any, and Schedule XIII to the Companies Act. 1956, approval of the Shareholders be and is hereby given to the revision of remuneration of Shri Anand Goel, Dy. Managing Director of the Company in the following manner with effect from 1st April, 2008. a) Basic Salary : Rs.2.oo,ooo/- (Rupees Two lac only) per month. b) Executive Variable Pay : Rs.3,33,334/- (Rupees Three lac thirty three thousand three hundred thirty four only) per month. c) Allowances i) Special allowance ii) Children education allowance iii) Leave travel allowance He shall also be entitled to following Rs.2,22.550/- (Rupees Two lac twenty two thousand five hundred fifty only) per month. Rs.2oo/- (Rupees Two hundred only) per month. Once in a year for self and family in accordance with Rules of the Company not exceeding Rs.60,ooo/- (Rupees Sixty thousand only) per annum. reimbursements and perquisites d) Reimbursements: i) Professional Pursuits expenses subject to maximum of Rs.24,000/- (Rupees Twenty four thousand only) per annum. ii) Medical expenses subject to maximum of Rs.15,000/- (Rupees Fifteen thousand only) per annum. iii) Business Promotion expenses subject to maximum of Rs.36,000/- (Rupees Thirty six thousand only) per annum. iv) Corporate Attire to maximum of Rs.24,000/- (Rupees Twenty four thousand only) per annum. e) Perquisites : i) Payment of Bonus 1 ex-gratia amount as may be declared by the Company. ii) Provident Fund in accordance with Rules of the Company. iii) Free use of car with driver for business of the Company. iv) Free telephone facility at residence for official purposes only. v) Gratuity in accordance with Rules of the Company. vi) Mediclaim Insurance coverage for self and family as per Rules of the Company. vii) Group Personal Accident Insurance cover as per Rules of the Company. viii) leave encashment in accordance with Rules of the Company. f)He shall also be entitled to reimbursement of expenses actually and properly incurred by him for business of the Company. g)He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committees thereof. h)He shall also be entitled to and paid any other allowance 1 perquisite 1 incentive 1 facility as may be payable to him under Rules of the Company from time to time, provided. however, that the total remuneration does not exceed the limits prescribed in Section 1 of part II of Schedule XIII to the Companies Act. 1956.”
						MGMT	NO	DNA	DNA

17. To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: -RESOLVED THAT pursuant to Sections 309, 310 and all other applicable provisions, if any, and ScheduleXIII to the Companies Act, 1956, approval of the Shareholders be and is hereby given to the revision of remuneration offshore Sushi K. Maroo, Whole-time Director of the Company in the following manner with effect from 1st April, 2008: 1. Remuneration: a) Basic Salary RS 3,30,000/- (Rupees three lac thirty thousand only) per month b) Executive Variable Pay: Rs 1,50,000/- (Rupees one lac fifty thousand only) per month c) Annual Performance Pay :Rs 12,00,000/- Rupees twelve lac only) per annum payable at the end of accounting year. d) Allowances: i) Special Allowance : Rs 2283 Rupees two thousand two hundred eighty three only per annum ii) House rent allowance: RS132000 Rupees one lac thirty two thousand only per anum iii) Leave travel allowance: Once in a year for self and family in accordance with Rules of the Company not exceeding Rs 60,000 Rupees sixty thousand only pe anum iv) Children Education: Rs 200 rupees two hundred only per month. e)He shall also be entitled to following reimbursements and perquisites: Reimbursements: i) Professional pursuits expenses subject to maximum of Rs.24,OOO/- (Rupees twenty. four thousand only) per annum. ii) Medical expenses subject to maximum of Rs.15,OOO/- (Rupees fifteen thousand only) per anal)um. 6 iii) Business promotion expenses subject to maximum of Rs.36.000/- (Rupeesthiry. six thousand only) per annum. iv) Corporate Attire expenses subject to mum of Rs.24,000/- (Rupees twenty four thousand only) per annum. f) Perquisites: i) Payment of Bonus ex-gratia amount as may be declared by the Company. ii) Provident fund in accordance with Rules of the Company. iii) Free use of car with driver for business of the Company. iv) Free telephone facility at residence for official purposes only. v) Gratuity in accordance with Rules of the Company. vi) Mediclaim Insurance coverage for self and family as per Rules of the Company. vii) Group Personal Accident Insurance cover as per Rules of the Company. viii) leave encashment in accordance with Rules of the Company. g)He shall also be entitled to reimbursement of expenses actually and properly incurred by him for business of the Company. h)He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committee thereof. i)He shall also be entitled to and paid any other allowance perquisite incentive facility as may be payable to him under Rules of the Company from time to time, provided however, that the total remuneration does not exceed the limits prescribed in section I of part II of Schedule XIII to the Companies Act, 1956.”
						MGMT	NO	DNA	DNA

18. To consider and. if thought fit. to pass with or without modification(s) the following resolution as an Ordinary Resolution: -RESOLVED THAT pursuant to Sections 198, 269, 309 and other applicable provisions, if any, and Schedule XIII to the Companies Act, 1956 and Article 139 of the Articles of Association of the Company, approval of the Shareholders be and is hereby given to the appointment of Shri A.K. Mukherji as Wholetime Director’ of the Company from 1st April, 2008 for a period of five years on the terms and conditions given below. a) Basic Salary RS 117330 rupees one lac seventeen thousand three hundred thirty only per month b) Executive Variable Pay RS 127500 rupees lac twenty seven thousand five hundred only per month c) Allowances: i) Special allowance RS 130674 Rupees one lac thirty thousand six hundred seventy four only per month ii) Uniform maintenance RS 500 Rupees five hundred only per month iii) Children education allowances 200 rupees two hundred only per month iv) leave travel allowance Once in a year for self and family in accordance with Rules of the Company not exceeding Rs.60,OOO/- (Rupees sixty thousand only) per annum. He shall also be entitled to following reimbursements and perquisites d) Reimbursements: i) Professional pursuits expenses subject to maximum of Rs.24,OOO/- (Rupees twenty four thousand only) per annum. ii) Medical expenses subject to maximum of’Rs.15,Ooo/- (Rupees fifteen thousand only) per annum. iii) Business promotion expenses subject to maximum of Rs.36,OOO/- (Rupees thirty six thousand only) per annum. e) Perquisites: i) Rent free accommodation by the Company. ii) Payment of Bonus / ex-gratia amount as may be declared by the Company. iii) Provident Fund in accordance with Rules of the Company. iv) Free use of car with driver for business of the Company. v) Free telephone facility at residence for official purposes only. vi) Gratuity in accordance with Rules of the Company. vii) Mediclaim Insurance coverage for self and family as per Rules of the Company. viii) Group Personal Accident Insurance cover as per Rules of the Company. ix) leave encashment in accordance wit~ Rules of the Company.
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

f) He shall also be entitled to reimbursement of expenses actually and properly incurred by him for business of the Company. g)He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committees thereof. h)He shall also be entitled to and paid any other allowance / perquisite / incentive / facility as may be payable to him under Rules of the Company from time to time, provide however, that the total remuneration does not exceed the limits prescribed in Section 1 of part II of Schedule XIII to the Companies Act, 1956.” RESOLVED FURTHER THAT Shri AK. Mukherji, in the capacity of Wholetime Director, will report to Executive Vice Chairman Et Managing Director of the Company, Shri Naveen Jindal and will be entrusted with the powers, authorities, functions, duties, responsibilities, etc. by him from time to time:

TATA POWER COMPANY LIMITED	TPWR IN	6124335 IN	9/10/2008	Mumbai	1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2008 and the Balance Sheet as at that date together with the Reports of the Directors	MGMT	YES	For	For
					2. To declare a dividend on Equity Shares.	MGMT	YES	For	For

3. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution:- “RESOLVED that Mr Syamal Gupta, a Director liable to retire by rotation who does not seek re-election, is not re-appointed a Director of the Company. “- FURTHER RESOLVED that the vacancy on the Board of Directors of the Company so created be not filled.”
						MGMT	YES	For	For
					4. To appoint a Director in place of Mr R Gopalakrishnan, who retires by rotation ‘and is eligible for re-appointment.	MGMT	YES	For	For
					5. To appoint Auditors and fix their remuneration.	MGMT	YES	For	For

6. Appointment of Mr M Satwalekar as Director To appoint a Director in place of Mr 0 M Satwalekar, who was appointed as-an Additional Director of the Company with effect from 12th February 2008 by the Board of Directors and who holds office upto the date of the forthcoming Annual General Meeting of the Company but who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing his candidature for the office of Director.
						MGMT	YES	For	For

7. Appointment of Dr R H Patil as Director To appoint a Director in place of Dr RH Patil, who was appointed as an Additional Director of the Company with effect from 3rd July, 2008 by the Board of Directors and who holds office upto the date of the forthcoming Annual General Meeting of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of\whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing his candidature for the office of Director.
						MGMT	YES	For	For

8. Appointment of Mr P G Mankad as Director To appoint a Director in place of Mr P G Mankad, who was appointed as an Additional Director of the Company with effect from 3rd )~, 2008 by the Board of Directors and who holds office upto the date of the forthcoming Annual Venereal Meeting of the Company under Section 26Q of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing his candidature for the office of Director.
						MGMT	YES	For	For

9. Appointment of Mr 5 Padmanabhan as Director To appoint a Director in place of Mr S Padmanabhan, who was appointed as an Additional Director of the Company with effect from 6th February,2008 by the Board of Directors and who holds office upto the date of the forthcoming Annual General Meeting of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing his candidature for the office of Director.
						MGMT	YES	For	For

10. Appointment of Mr SPadmanabhan as Executive Director To consider and if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution:- “RESOLVED that, pursuant to the provisions of Sections 198; 269, 309 and other applicable provisions, if any, of the Companies. Act, 1956 (the Act), as amended re-enacted from time to time, read with Schedule XIII to the Act, the Company hereby approves of the appointment and terms of remuneration of Mr S Padmanabhc!Oas the Executive Director of the Company for the period from 6th February, 2008 to 5th February, 2013, upon the terms and conditions set Out in the Explanatory Statement annexed to the Notice convening ,this meeting, including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year, with liberty to the Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed to between the Director’s and Mr Padmanabhan.”
						MGMT	YES	For	For

11. Appointment of Mr BAgrawala as Director To appoint a Director in place of Mr BAgrawala, who appointed as an Additional Director of the Company with effect from 15th February, 2008 by the Board of Directors and who holds office upto the date of the forthcoming Annual General Meeting of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect for whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing his candidature for the office of Director .
						MGMT	YES	For	For

12. Appointment of Mr Bagrawala as Executive Director To consider and, if thought to pass with or without modification, the following resolution as an Ordinary Resolution “RESOLVED that pursuant to the provisions of Sections 198,269,309 and other applicable provisions, if any, of the Companies Act, 1956 (the Act), as amended or re-er1acted from time to time; read with Schedule XIII to the Act, the Company hereby approves of the appointment and terms of remuneration of MrB Agrawala as the Executive Director of the Company for the period from 15th February, 2008 to 14th February,2013, upon the terms and conditions set out in the Explanatory Statement annexed to the Notice convening this meeting, including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year, with liberty to the Directors to alter and vary the terms and conditions of the said appointment in ,such manner as may be agreed to between the Directors and Mr Agrawala.”
						MGMT	YES	For	For

13. Commission to Directors To consider and, if thought fit, to pass with or without modification, the following resolution as a Special Resolution “RESOLVED that purulent to the provisions of Section 309 and other applicable provisions, if any, of the Companies Act, 1956 (the Act), a sum hot exceeding one per cent per annum of the net profits of the Company calculated in accordance with the provisions of Sections 198,349 and 350 of the Act, be paid to and distributed amongst the Directors of the Company or some or any of them [other than the Managing Director and the Executive Director(s)] in such amounts or proportions and in such manner and in all respects as maybe directed by the Board of Directors and such payments shall be made in respect of the profits of the Company for each year of the period of five years commencing 1st April, 2008.”
						MGMT	YES	For	For

14. Revision in terms of remuneration of Mr PRMenon, Managing Director To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution:- “RESOLVED that in partial modification of Resolution No.7 passed at the Annual General Meeting of the ‘Company held on 8th August, 2007 for the appointment and terms of remuneration Mr P R Menon, Managing Director of the Company and in accordance with the provisions of Sections 198,269,309,310 and other applicable provisions, if any, of the Companies Act, 1956 (the Act) read with Schedule XIII to the Act, the Company hereby approves of the revision in the maximum amount of salary payable to Mr Menon (including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year) during the tenure of his appointment with authority to the Board of Directors to fix his salary within such maximum amount, increasing thereby, proportionately, all benefits related to the quantum of salary, with effect from 1st April,2008 for the remainder of the tenure of his contract as set out in the Explanatory Statement annexed to the Notice convening this meeting.”
						MGMT	YES	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

15. Revision in terms of remuneration of Mr S Ramakrishnan, Executive Director To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution “RESOLVED that in partial modification of Resolution Nos. 7, 6 and 12 passed at the Annual General Meetings of the Company held on 4th August, 2005, 1st August, 2006 and 8th August, 2007 respectively for the appointment and terms of remuneration of Mr S Ramakrishnan, Executive Director of the Company, and in accordance with the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 (the Act) read with Schedule XIII to the Act, the Company hereby approves of the revision in the maximum amount of salary payable to Mr Ramakrishnan (including the remuneration to be paid in the havent of loss or inadequacy of profits in any financial year) during the tenure of his appointment with authority to the Board of Directors to fix his salary within such maximum amount, increasing thereby, proportionately, all benefits related to the quantum of salary, with effect from 1st April,2008 for the remainder of the tenure of his contract as set out in the Explanatory Statement annexed to the Notice convening this meeting.”
						MGMT	YES	For	For

16. Appointment of Branch Auditors To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution:- “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 (the Act), Hoda Vasi Chowdhury & Co., Bangladesh, the retiring Branch Auditors of the Bangladesh Branch of the Company, be and are hereby re-appointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company and to examine and audit the books of account of the Branch Office of the Company located at Bangladesh for the financial year 2008-09 on such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Branch Auditors plus reimbursement of service tax, traveling and out-of-pocket expenses FURTHER RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Act, the Board of Directors of the Company be and is hereby authorised to appoint as Branch Auditors office which may be opened hereafter in India or abroad in consultation With the Company’s Auditors, any person qualified to act as Branch Auditor within the provisions of the said Section 228 and to fix their remuneration.”
						MGMT	YES	For	For
RELIANCE COMMUNICATIONS LIMITED	RCOM IN	B0WNLY7 IN	9/30/2008	Mumbai
Ordinary Business 1. To consider and adopt the audited Balance Sheet as at 31st March. 2008. Profit and Loss Account for the financial year ended on that date and the Reports of the Board of Directors and Auditors thereon.
						MGMT	YES	For	For
					2. To declare dividend on equity shares.	MGMT	YES	For	For
					3. To appoint a Director in place of Prof. J. Ramachandran, who retires by rotation and being eligible. offers himself for re-appointment.	MGMT	YES	For	For

4. To appoint Auditors and to fix their remuneration and in this regard. to consider and, if thought fit. to pass with or without modification(s). the following resolution as an Ordinary Resolution: “RESOLVED THAT Mis. Chaturvedi & Shah, Chartered Accountants and Mis. BSR & Co. Chartered Accountants, be and are hereby appointed as the Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company. on such remuneration as may be fixed by the Board of Directors.”
						MGMT	YES	For	For

Special Business 5. To consider and. if thought fit, to pass with or without modification(s). the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 257 and all other applicable provisions. if any. of the Companies Act. 1956 (including any statutory modification(s) or reenactment thereof for the time being in force) Shri A. K. Purwar, who was appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act. 1956 and Article 48 of the Articles of Association of the Company. be and is hereby appointed as Director of the Company. liable to retire by rotation.”
						MGMT	YES	For	For
OCTAV INVESTMENTS LIMITED	OCTIN IN	B3CGWW2	9/24/2008	Mumbai
ORDINARY BUSINESS 1. To consider and adopt the Profit and Loss Account for the financial year ended 31st March 2008, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon
						MGMT	YES	For	For

2 To consider, and if thought fit, to pass with or without modification(s), the following resolution as an ‘Ordinary Resolution: ‘ “RESOLVED That pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act. 1956, MIs. Dinesh on & Co., Chartered Accountants, Mumbai, be and are hereby reappointed as Auditors of the. company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the company . on a remuneration to’ be determined by the Audit Committee and Board of Directors of the company plus reimbursement of out of pocket expenses incurred by them in connection with the audit.”
						MGMT	YES	For	For

SPECIAL BUSINESS 3. To consider, if thought. fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED Mr. T. M. Elavia be and is hereby appointed as a Director of the company whose period of office shall reliable to determination by retirement of Directors by rotation.”
						MGMT	YES	For	For

4. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. J. M:Kothary be and is hereby appointed as a Director of the company whose period of office shall be liable to determination by retirement of Directors by rotation.”
						MGMT	YES	For	For

5. To consider, and if thought fit, to pass with ‘or without · modification( s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. H:N. Singh Rajpoot be and is hereby appointed as a Director of the company whose period of office shall be liable to determination by retirement . of Directors by rotation,”
						MGMT	YES	For	For

6. To consider; and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. Suresh Mathew be and is hereby appointed as a Director of the company. whose period of office shall be liable to determination by retirement of Directors by rotation.”
						MGMT	YES	For	For
BHARTI AIRTEL LIMITED	BHARTI IN	6442327 IN	8/5/2008	Postal Ballot
1. To consider and if thought fit, to pass the following resolution as an ORDINARY RESOLUTION: APPOINTMENT OF MR. MANOJ KOHLI AS JOINT MANAGING DIRECTOR “RESOLVED THAT pursuant to the provisions of section 198; 258, 269.309, 310, 311, schedule XIII and other applicable provisions of the Companies Act, 1956 including any statutory modification or reenactment thereof, or any other law and subject to such consent(s), approval(s) and permission(s) as may be necessary in this regard and subject to such conditions as may be imposed by any authority while granting such consent(s), permission(s) and approval(s) and as are agreed to by the Board of Directors
						MGMT	YES	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

(hereinafter referred to as the Board, which term shall unless repugnant to the context or meaning thereof, be deemed to include any committee thereof and any person authorised by the Board in this behalf), consent of the members be and is hereby accorded to the appointment of Mr. Manoj Kohli as Joint Managing Director of the Company for a period of five years with effect from August 1, 2008, on the remuneration as set out in the explanatory statement of item no.1. RESOLVED FURTHER THAT the Board be and is hereby authorized to vary, alter and modify the terms and conditions of appointment including remuneration 1 remuneration structure of Mr. Manoj Kohli, Joint Managing Director within the limits prescribed in the explanatory statement to item no. 1. RESOLVED FURTHER THAT the Board be and is hereby authorised to do all such acts, deeds, matters and things as may be deemed necessary to give effect to above resolution.”

INDIAN OIL CORPORATION LIMITED	IOCL IN	6253767 IN	9/19/2008	Mumbai
1. To receive, consider and adopt the audited Profit and Loss Account for the year ended 31st March, 2008 and the Balance Sheet as on that date together with Reports of the Directors and the Auditors thereon.
						MGMT	YES	FOR	FOR
					2. To declare the dividend for the year 2007-08.	MGMT	YES	FOR	FOR
					3. To appoint a Director in place of Shri V.C.Agrawal, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	YES	FOR	FOR
					4. To appoint a Director in place of Shri G.C.Daga, Who retires rotation and being eligible, offers himself for reappointment.	MGMT	YES	FOR	FOR
					5. To appoint a Director in place of Shri PKSinha, by rotation and being eligible, offers himself for reappointment.	MGMT	YES	FOR	FOR

SPECIAL Business 6. Appointment of Shri Anees Noorani as a Director of the. company. To con, sider and if thought fit, to pass, with or without modifications the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri Anees Noorani, who was appointed as an Additional Director by the Board of Directors effective 1st June, 2008 and who holds office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	YES	FOR	FOR

7. Appointment of Dr.(Smt.) Indu Shahani as a Director of the Company. To consider and if thought fit to pass, with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT. Dr.(Smt.) Shahani, who appointed as an Additional Director by the Board of Directors effective 1st June, 2008 and Who holds office upto the date of this Annu81 General Meeting and in respect of Whom, the Company has received a notice in writing from a member .pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company liable to retire by rotation
						MGMT	YES	FOR	FOR

8. Appointment of Prof. Gautarh Barua as Director of the Company. To consider and if thought fit, to pass, with or without modifications the following resolution as. an Ordinary Resolution: “RESOLVED THAT Prof.Gautam Barua who was appointed as an Additional Director by the Board of Directors effective 1st June, 2008 and who holds office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation:’”
						MGMT	YES	FOR	FOR

9. Appointment of Shri Michael Bastian as a Director of the Company. To consider and if thought fit, to pass, with or without modifications. the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri Michael Bastian, who was appointed as an Additional Director by the Board of Directors effective 1st June, 2008 and who holds office up to the date of this Annual General Meeting arid in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	YES	FOR	FOR

10. Appointment of Shri N.K.Poddar as a Director of the Company. To consider and if thought fit, to pass, with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri N.K.Poddar, who was appointed as an Additional Director by the Board of Directors effective 1st June, 2008 and who holds office up to the Annual General Meeting and in respect of whom, the Company has received a notice in writing . from a member pursuant provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	YES	FOR	FOR
PANACEA BIOTEC LTD	PNCB IN	6589075 IN	9/27/2008	Punjab
AS ORDINARY BUSINESS: 1. To receive, consider and adopt the Audited Balance Sheet as at March 31,2008 and the Profit & Loss Account for the year ended on that date and the reports of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To declare dividend on Equity Shares of the Company.	MGMT	NO	DNA	DNA
					3. To appoint a director in place of Mr.Soshii Kumar Jain,who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a director in place of Dr.A. N.Saksena, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					S. To appoint a director in place of Mr. Sumit Jain, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA

6. To appoint M/s. S.R.Batliboi & Co., Chartered Accountants, the retiring auditors as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	NO	DNA	DNA

AS SPECIAL BUSINESS: 7. The results of the Postal Ballots proposed to be conducted by the Company pursuant to the provisions of Section 192A of the Companies Act, 19S6 read with the Companies (Passing of Resolution by Postal Ballot) Rules, 2001, with respect to the following resolutions, will be declared by the Chairman of the meeting and the Report of the Scrutinizer in this regard will also be tabled at the meeting: i) ORDINARY RESOLUTION: “RESOLVED THAT pursuant to the provisions of Section 293(1 Hd) and other applicable provisions, if any, of the Companies Act 19S6,the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter called “the Board” and which term shall be deemed to include any Committee, which the Board may have constituted or hereinafter constitute to exercise its
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

powers including the powers conferred by this resolution and with the power to delegate such authority to any person or persons) for borrowing from time to time, as it may think fit, any sum or sums of money not exceeding Rs.1,SOOCrore (Rupees One Thousand Five Hundred Crore) on such security and on such terms and conditions as the Board may deem fit, notwithstanding that the monies to be borrowed, together with the monies already borrowed by the Company (apart from the temporary loans obtained from the Company’s Bankers in the ordinary course of business), exceed the aggregate, for the time being, of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose. RESOLVED FURTHER THAT the Board be and is hereby authorized for borrowing from time to time as it may think fit, any sum or sums of money but not exceeding Rs.1,SOO V (A) The Authorised Capital of the Company is Rs.33,00,00,000 (Rupees Thirty Three Crores only) divided into 16,50,00,000 (Sixteen Crores Fifty lakhs) Equity Shares of Rs.2each capable of being increased in accordance with the provisions of Companies Act, holder(s) to convert or subscribe to Equity/Preference Shares (hereinafter referred to as” securities”), to Bank(s), Financial or other Institution’s), Mutual Fund(s), Non-Resident Indians (NRls),Foreign Institutional Investors (Fils) or any other person(s), body(ies) corporate, etc., whether shareholder of the Company or not. RESOLVED FURTHERTHAT the Board be and is hereby authorized to do all such acts, deeds and things and to sign all such documents as may be necessary, expedient and incidental thereto to give effect to this resolution.” ii) ORDINARY RESOLUTION: “RESOLVED THAT the consent of the Company be and is hereby accorded pursuant to the provisions of Section 293(1 Ha) and other applicable provisions, if any, of the Companies Act, 19S6,to the Board of Directors of the Company (hereinafter called “the Board” and which term shall be deemed to include any Committee, which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution and with the power to delegate such authority to any person or persons), to mortgage and/or charge any of its movable and/or immovable properties wherever situated, both present and future, or the whole, or substantially the whole, of the undertaking or undertakings of the Company on such terms and in such manner as the Board may think fit, together with power to take over the management of the business or concern of the Company in certain event(s), for securing any loan(s) obtained/to be obtained from, or Securities issued/ to be issued to, Bank(s), Financial or other Institution’s), Mutual Fund(s), Non-Resident Indians (NRls),Overseas Corporate Bodies (OCBs),Foreign Institutional Investors (Fils) or any other person(s), body(ies) corporate, etc., whether shareholder of the Company or not (hereinafter collectively referred to as” lenders”), for an amount not exceeding Rs.1,SOOCrore (Rupees One Thousand Five Hundred Crore) and/or equivalent thereto in any foreign currency, together with interests, compound/ additional interest, commitment charges, costs, expenses and all other monies payable by the Company to the concerned lenders. RESOLVED FURTHER THAT the Board be and is hereby authorised to do all such acts, deeds and things and to sign all such documents as may be necessary, expedient and incidental thereto to give effect to this resolution.

OIL AND NATURAL GAS CORPORATION LIMITED	ONGC IN	6139362 IN	9/19/2008	New Delhi
Ordinary Businesses: 1. To receive, consider and adopt the Profit & Loss Account for the year ended on 31st March, 2008 and the Balance Sheet as at that date, Directors’ Report, Auditors’ Report and comments of the Comptroller and Auditor General of India in terms of Section 6190f the Companies Act, 1956.
						MGMT	No	DNA	DNA
					2. To confirm interim dividend and declare final dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. R.K.Pachauri, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place Of Dr. Bakul H.Oholakia,, who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Shri P.K.Choudhury, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Shri V.P.Singh, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

Special Business: Item No. 7 To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “Resolved That pursuant to the provisions of Section 224(8)(aa) and other applicable provisions of the Companies Act 1956 the Board of Directors of the Company be and are hereby authorised to fix the remuneration of the Statutory Auditors of the Company from time to time. Further resolved that the Board of Directors shall report the remuneration so fixed in the Directors’ Report of the relevant year.” Item No. 8 To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri D. K. Sarraf, who was appointed as an Additional Director and designated Director Finance) effective 27’” December, 2007 and holds office up to the 15th Annual General meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, subject to retirement by rotation under the Articles of Association of the Company.
						MGMT	No	DNA	DNA
IVRCL INFRA AND PROJECTS LTD	IVRC IN	B10SSR3 IN	9/15/2008
ORDINARY BUSINESS: 1. To receive consider and adopt the Profit & Loss Account for the year ended March 31~2008~ the Balance Street as at that date and the Reports of the Board of Directors and the Auditors attached thereto.
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in; place of Mr. S.K.Gupta a Director who retires by rotation under Art.121 of the Articles of Association, of the Company and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA

4. To appoint a Director in place of Mr. P.R.Tripathi a Director who retires by rotation under Art.121 of the Articles of Association of the Company and being eligible and offers himself for re-appointment.
						MGMT	No	DNA	DNA

5. To appoint a Director in place of Mr. T.N.Chaturvedi a Director who retires by rotation under Art.121 ‘of the Articles of Association of the Company and being eligible offers himself for reappointment.
						MGMT	No	DNA	DNA

6. To appoint Auditors and fix their remuneration. To consider and pass the following resolution with or without modifications as an ordinary resolution: “RESOLVED THAT MIs Deloitte Haskins & Sells~ Chartered Accountants, and MIs Chaturvedi & Partners~ Chartered Accountants the retiring Auditors be and are hereby reappointed as statutory Auditors of .the Company to jointly hold office till the conclusion of next annual general meeting and that the Board of Directors of the Company be and is hereby authorised to fix the remuneration payable to them.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

SPECIAL BUSINESS: 7. Variation in the remuneration of Mr. E.Sudhir Reddy, Chairman & Managing Director To Consider and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution: RESOLVED THAT pursuant to the provisions of Sections 198 269~ 309 and 311 read with Schedule XIII and other applicable provisions if any of the Companies Act 1956 and subject to statutory approvals if any the, terms of remuneration of E.Sudhir Reddy Chairman & Managing Director of the company be modified~ with effect from February 1,2008 for the remaining period of his present’ terms of appointment as follows: (a) ‘Salary — Rs.l0,00,0001- (Rupees Ten lacs only) per month with attendant benefits (b) Commission — 5% of net profits as per the provisions of Section 198 and 309 of the Companies Act, 1956, including salary and perquisites FURTHER RESOLVED THAT the other terms of appointment and remuneration, as approved by the MelTlbersof the Company by way of a resolution in the lj7lhAnnual General Meeting held on September 17,’ 2004, shall remain unaltered being within the provisions of Schedule XIII of the Companies Act, 1956.
						MGMT	No	DNA	DNA

8. To change the designation of Mr. R.Balarami Reddy as Executive Director - Finance & Group CFO and increase his remuneration To consider, and if thought fit, to pass with or without modifications the following resolution as an Ordinary. Resolution: RESOLVED THAT pursuant to provisions of Sections 198, 269, 309 and 311 read with Schedule. XIII, of the Companies Act, 1956, and subject to statutory approvals if any, Mr. R.Balarami Reddy be and is hereby appointed and designated as Executive Director- Finance & Group CFO, so long as he continues to be a Director to retire by rotation. FURTHER RESOLVED that the remuneration paid to him for the period from 01.04;2008 to 31.08.2008 as detailed hereunder be and is hereby confirmed. i. Salary — Rs.2,57,600/- p.m (Basic Salary- Rs.l,65,37Sl- p.m and Allowances -, Rs.92,225/- p.m) ii. Leave Travel Assistance at the rate of one month’s basic salary per annum. iii. Reimbursement of Medical expenses at the rate of one month’s basic salary per annum. IV. Provident Fund at the rate of 12% of basic salary. v. Super-annotation benefits equivalent to one month’s basic salary per annum at the discretion of the Compensation Committee of the Board of Directors. vi. Gratuity as per rules of the Company vii. Free telephone facility at residence and mobile phone but personal “long distance calls will be billed to the appointee viii. Provision of Car in accordance with the Employee Car Scheme formulated by the Compensation Committee and as amended from time to time. FURTHER RESOLVED that Mr. R.Balarami Reddy, Executive Director — Finance ,& Group CFO be paid the following remuneration for the period from 01.09.2008 to 31.03.2009 and that his remuneration, be increased from 01.04.2009 till such time as he continues to be a Director liable to retire by rotation as may be decided by the Board subject to the confirmation of the Members at the. immediately following general Meeting. I. Basic Salary — Rs.1,65,3“75/- p.m and Allowances — Rs.92,225/- p.m) II. Leave Travel at the rate of one month’s basic salary per annum. iii. Reimbursement of Medical expenses at the rate of one month’s basic salary per annum. iv. Provident Fund at the rate of 12% of basic salary. v. Super-annotation benefits. equivalent to one month’s basic salary per annum at the discretion of the Compensation Committee of the Board of Directors. VI. Gratuity as per rules of the Company vii. Free telephone facility at residence and mobile phone but personal long distance calls will be billed to the appointee viii. Provision of Car in accordance with the Employee Car Scheme formulated by the Compensation Committee and as amended from time to time. Employee Stock Options granted/to be granted, from time to time, are not to be considered as perquisite and not to be included for the purpose of computation of overall ceiling of remuneration.
						MGMT	No	DNA	DNA

9. To change the designation of Mr. K.Ashok Reddy as Executive Director and increase his remuneration. To consider/and if thought fit, to pass with or without modifications the following resolution as an Ordinary Resolution: “RESOLVED VED THAT pursuant to the provisions of Sections 198/ 269/ 309 and 311 read with Schedule XIII and other applicable provisions if any, of the Companies Act, 1956, and subject to statutory approvals if any, Mr. K.Ashok Reddy be and is hereby appointed and designated as Executive Director, so long as he continues to be a Director liable to retire by. rotation. FURTHER RESOLVED that the remuneration paid to him for the period from 01.04.2008 to 31.08.2008 as detailed hereunder be and is hereby confirmed. i. Salary — Rs.2,54,900/- p.m (Basic Salary — Rs.1,63,688/- p.m and Allowances - Rs.91,212/- p.m) ii. Leave Travel Assistance at the rate of one month’s basic salary per annum. iii. Reimbursement of Medical expenses at the rate of one month’s basic ‘salary per annum. iv. Provident Fund at the rate of 12% of basic salary. v. Super-annotation benefits equivalent to one month’s basic salary per annum at the discretion of the Compensation Committee of the Board of Directors. VI. Gratuity as per rules of the Company vii. Free telephone facility at residence and mobile phone but personal long distance calls will be billed to the appointee viii. Provision of Car in accordance with the Employee Car Scheme formulated by. the Compensation Committee and as amended from time to time. FURTHER RESOLVED that Mr. K.Ashok Reddy, Executive Director be paid the following remuneration for the period from 01.09.2008 to 31.03.2009 and that his remuneration be increased from 01.04.2009 till such time as he continues to be a Director liable to retire by rotation as may be decided by the Board subject to the confirmation of the Members at the immediately following general Meeting.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

i. Basic Salary — Rs.1,63/688/- p.m and Allowances — Rs.91,212/- p.m) II. Leave Travel Assistance at the rate of one month’s basic salary per annum. iii. Reimbursement of Medical expenses at the~ rate of one month’s basic salary per ‘annum. iv. Provident Fund at the rate of 12% of basic salary. “v. Super-annotation benefits equivalent to one month’s basic salary per annum at the discretion of the Compensation Committee of the Board of Directors. VI. Gratuity as per rules of the Company vii. Free telephone facility at residence and mobile phone but personal long distance calls will be billed to the appointee viii. Provision of Car in accordance with the Employee Car Scheme formulated by the Compensation Committee and as amended from time to time. ~employee Stock Options granted/to be granted, from time to time, are not to be considered as perquisite and not to be included for the purpose of computation of overall ceiling of remuneration.

10..T0 consider increase in the borrowing powers of the Company from Rs 50,000 Million to Rs.75,OOOMillion To consider, and if thought fit, to pass with or without modifications the following resolution as an Ordinary Resolution. “RESOLVED THAT in supersession of the resolution limiting the borrowing powers of the Board of Directors of the Company upto Rs.50,000 millions passed at the Annual General Meeting held on 7th September,’ 2007, the Board of Directors of the Company be and is hereby authorised under Section 293(1)(d) of the Companies Act, 1956, to borrow moneys from time to time upto limit. not exceeding, in the aggregate. of Rs.75,000 millions including Foreign borrowings like Foreign. Convertible Currency Bonds Foreign Currency Bonds etc. notwithstanding that monies to be borrowed together with the moneys already borrowed by the Company apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business will exceed the aggregate of the paid up Capital’ of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose.”
						MGMT	No	DNA	DNA

11. Evaluation of options oil the basis of intrinsic value in place of the fair value To consider and if thought fit to pass with or without modifications the following resolution as a Special Resolution. Resolved That the options granted / to be granted under ESOP 2007 scheme approved by the members on 07.09.2007 be evaluated in accordance with the intrinsic value of the shares instead of fair value of the shares as approved by the members at the said meeting. RESOLVED FURTHER THAT the following statement be treated as part of the scheme and that the Company shall calculate the employee Compensation cost using the intrinsic value of the stock option~ and that the difference between the employee compensation cost so computed and the employee compensation cost that shall have been recognized if it had” used the fair value of the options shall be disclosed in the Directors’ Report and also the impact of this difference on profits and on Earning Per Share (EPS)of the company shall also be disclosed in the Directors’ Report. “In case the company calculates the employee compensation cost using the intrinsic value of the stock options, the difference between the employee compensation cost so computed and the employee compensation cost that shall have been recognized if it had used the fair value of the options, shall be disclosed in the Directors’ Report and also the impact of this difference on profits and on EPS of the company shall also be disclosed in the Directors’ Report.
						MGMT	No	DNA	DNA
GUJARAT NRE COKE LIMITED	GNC IN	6344014 IN	9/17/2008	Kolkata
Ordinary Business: 1. To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March’ 200B and the Profit & Loss Account for the financial year ended on that date together with the Reports of the Auditors’ and Directors’ thereon.
						MGMT	No	DNA	DNA
					2. To declare Dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. Basudeb Sen, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Chinubhai R Shah, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

5. To appoint Auditors and to pass the following resolution: “RESOLVED THAT Mis. N. C. Banerjee & Co., Chartered Accountants, be and are hereby re-appointed as the Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual General Meeting, on a remuneration to be fixed by the Board of Directors in consultation with the Auditors.”
						MGMT	No	DNA	DNA

Special Business: 6. To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution. “RESOLVED THAT pursuant to Article 89 of the Articles of Association of the Company and Sections 198, 309, 310 and other applicable provisions of the Companies Act, 1956, the Company be and is hereby authorized to pay to its Non-Executive Directors on an annualized basis for a period of 3 (Three) years commencing from 1st April, 2007, such remuneration and/or commission as the Board may from time to time determine (to be equally divided amongst them), and that such remuneration shall not exceed 1% of the net profits of the Company in any financial year (computed in the manner provided in Section 349 & 350 of the Companies Act, 1956) provided that the Company makes a net profit of minimum of RS.l 00 crores in the corresponding financial year.” “RESOLVED FURTHER THAT the Board of Directors of the Company and/or its Committee be and is hereby authorized to take such steps as may be considered necessary or expedient to give effect to the aforesaid resolution.
						MGMT	No	DNA	DNA

7. To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution. “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309, 310, 311 and other applicable provisions, if any, read with Schedule XIII of the Companies Act, 1956 including any statutory modification(s) or re-enactment(s) thereof, for the time being in force and in partial modification to the resolution passed by the shareholders at the 20th Annual General Meeting of the Company held on 28th September, 2007, the Company hereby approves revision in the terms and conditions of reappointment of Mr Arun Kumar Jagatramka, Vice Chairman & Managing Director, as approved by the Board of Directors upon the recommendation of Remuneration/Compensation Committee, at its meeting held on 27th March, 2008, by revising remuneration as set out in the Explanatory Statement annexed hereto, by inclusion to his existing remuneration, payment of a sum not exceeding 1% of net profits of the Company, on an annualized basis from 1st April, 2007 for the rest of his current tenure of appointment and such incremental payment would be subject to the Company achieving profit of not less than Rs.l00 crores during the corresponding financial year.” “RESOLVED FURTHER THAT except as stated hereinabove, other terms and conditions of appointment as approved by the shareholders at the 20th Annual General Meeting shall remain unchanged for the time being, with authority to the Remuneration/Compensation Committee and/or the Board of Directors to revise/modify the terms and conditions of the appointment of Mr Arun Kumar Jagatramka including revision in payment of remuneration during the balance period of his current tenure, subject to the limits prescribed under Schedule XIII of the Companies Act, 1956 or any statutory modification thereof, without any further reference to the Company in General Meeting.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT the amended Agreement entered into between Mr Arun Kumar Jagatramka, Vice Chairman & Managing Director and the Company as regards the revised terms of remuneration as aforesaid, beand is hereby approved.” “RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds and things as are incidental thereto or as may be deemed necessary or desirable or to settle any question or difficulty that may arise, in such manner as it may deem fit and proper.”

8. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution. “RESOLVED THAT Mr. Rajendra Prasad Jain, who was appointed as an Additional Director by the Board of Directors in terms of Section 260 of the Companies Act, 1956 (‘the Act) w.e.!. January 19, 2008 and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company.”
						MGMT	No	DNA	DNA

9. To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution. “RESOLVED THAT pursuant to the provisions of Sections 269, 198,309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, the approval of the Company be and is hereby accorded to the appointment of Mr. Rajendra Prasad Jain, as Executive Director of the Company in the capacity of a Whole time Director for a period of 5 years with effect from January 19, 2008, on a remuneration including minimum remuneration and such other terms and conditions as set out in the Explanatory Statement annexed hereto and as decided by the Board of Directors of the Company with authority to the Remuneration/Compensation Committee/Board of Directors to revised the same from time to time during the remainin9 tenure of office appointment. “ “RESOLVED FURTHER THAT the aggregate amount of remuneration payable to Mr. Rajendra Prasad Jain in a particular financial year will be within the limit specified under Sections 19B and 309 read with Schedule XIII of the Companies Act, 1956.-
						MGMT	No	DNA	DNA

10. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution. “RESOLVED THAT in modification to all earlier resolutions passed by the Company in this regard, the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee thereof) be and is hereby authorized, in accordance with Section 293(1)(d) of the Companies Act, 1956 including any statutory modification(s) or re-enactment(s) thereof, for the time being in force. and the Articles of Association of the Company, to borrow any sum or sums of money (including non fund based facilities) from time to time at their discretion, in Indian Currency and/or in Foreign Currency for the purpose of the business of the company, subject to such approval’s) as may be required, from banks, financial institutions and any other persons, firms, bodies corporate notwithstanding that the monies to be borrowed together with monies already borrowed by the Company (apart from temporary loans obtained from the company’s Bankers in the normal course of business) may, at any time, exceed the paid up capital of the Company and its free reserves (that is to say reserves not “RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board be and is hereby authorized to do all such act’s), deed’s), matter’s) and thing’s) as it may in its absolute discretion deem necessary, proper or desirable and to settle any question / difficulty / doubt that may arise in respect of the borrowing’s) aforesaid and further to do all such act’s), deed’s) and thing’s) and to execute all documents and writings as may be necessary, proper, desirable or expedient to give effect to this resolution.” set apart for any specific purpose) provided that the total amount of monies borrowed by the Board together with the monies already borrowed shall not exceed Rs.5,OOO,OO,OO,OOO/- (Rupees Five Thousand Crores) outstanding at anyone time and that the Board of Directors be and is hereby empowered and authorized to arrange or fix the terms and conditions of all such monies to be borrowed from time to time as to interest, repayment, security or otherwise as they may, in their absolute discretion, think fit.”
						MGMT	No	DNA	DNA

11 To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution. “RESOLVED THAT in accordance with the relevant provisions of the Memorandum & Articles of Association of the company and recommendations of the Board of Directors and subject to the guidelines issued by the Securities & Exchange Board of India (SEBI), relevant Rules and regulations prescribed by Reserve Bank of India (RBI), as applicable, and such approvals as may be required in this regard, consent of the members be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as “the Board”, which expression shall include any Committee of Directors duly authorized in this behalf), for capitalization of such sum standing to the credit of the Company’s General Reserve Account/Securities Premium Account etc., as may be considered necessary, for the purpose of issue of bonus share(s) of RS.l 0/- each, credited as fully paid-up shares to the holders of the existing equity shares of the company, whose names appear in the Register of Members / as Beneficial holders with the Depositories, on such Record date as may be fixed in this regard by the Board of Directors, in the proportion of 2 (Two) Equity Shares for every 5 (Five) Equity Shares held by them.” “RESOLVED FURTHER THAT the new equity shares shall be allotted subject to the Memorandum & Articles of Association of the Company and shall in all respect rank pari-passu, with the existing Equity Shares of the Company.” “RESOLVED FURTHER THAT no letter of allotment shall be issued to the allottees of the bonus shares and the certificate(s) in respect of bonus shares shall be completed and thereafter be dispatched to the allottees thereof within the prescribed period, as applicable, except in respect of those allottees who hold the shares in dematerialized form and to whom bonus shares would be credited in their respective demat accounts “RESOLVED FURTHER THAT the number of shares to be allotted against the Outstanding Convertible Warrant(s), Employee Stock Option Schemes and Foreign Currency Convertible Bond(s) shall be augmented in the same proportion as the issue of bonus shares to the present equity shareholders as aforesaid and the conversion price in respect of such instruments shall be reduced on pro-rata basis and lor such other basis as may be prescribed by applicable laws/offering documents in this regard.” “RESOLVED FURTHER THAT in case the issue of bonus shares in exact distribution in the proportion aforesaid, would result in allotment of fraction of an equity share of the Company, if any, the total thereof will be aggregated to a whole number and the same shall be allotted in favor of the nominee of the Company as Trustee as may be decided by the Board of Directors upon trust to sell the same and distribute the net proceeds thereof amongst the members entitled to such fraction(s) pro-rata to their respective entitlements.” “RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board of Directors be and is hereby authorized to do all such act(s), deed(s), matter(s) and thing(s) and execute all such document(s), instrument(s) and writing(s) as may be required and as it may in its sole and absolute discretion deem necessary, or expedient or incidental in regard to issue and allotment of Bonus Shares as aforesaid.”
						MGMT	No	DNA	DNA
NTPC LIMITED	NATP IN	B037HF1 IN	9/17/2008	New Delhi
Ordinary Business 1. To receive, consider and adapt the audited Balance Sheet as at March 31, 2008 and Profit & Loss Account for the financial year ended on that date together with Report of the Board of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To confirm payment of interim dividend and declare final dividend for the year 2007-08	MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					3 To appoint a Director in place of Dr RK Pachauri, who retires by rotation and being eligible, offers himself for reappointment	MGMT	NO	DNA	DNA
					4 To appoint a Director in place of Prof Ashok Misra, who retires by rotation and being eligible, offers himself for reappointment	MGMT	NO	DNA	DNA
					5, To appoint a Director in place of Shri R,C.Shrivastav, who retires by rotation and being eligible offers himself far reappointment	MGMT	NO	DNA	DNA
					6 To fix the remuneration of the Auditors	MGMT	NO	DNA	DNA

Special Business 7 To consider and, if thought fit, to pass with or without modifications, the following as an Ordinary Resolution i) Resolved that pursuant to Section 293 (1) Cd) and other applicable provisions, if any, of the Companies Act, 1956, the Articles of Association of the Company and the requirements of lenders, if any, the consent of the Company be and is hereby accorded to’ the Baard of Directors of the Company for borrowing, whether by \Terms of the Loan/Line of Credit Equipment Finance Project Finance/ Bridge Cash Credit facilities i Public Deposits or otherwise from Financial Institutions! Banks or from Public icl Bodies Corporate or from Government Body Corporation or Government of India External Commercial Borrowings or from Multi lateral Bilateral agencies writing India abroad or by way of issue of bonds in domestic Markets an such terms and conditions and with or without security as the Baard of Directors may think fit, which together with the moneys already borrowed by the Company (apart from the temporary from the bankers of the Company in the ordinary course of business) at any time shall not exceed in the aggregate Rs.1,00,000 crore (Rupees One Lac Crore Only) irrespective of the fact that such aggregate amount of borrowings outstanding at any ane time may exceed the aggregate for the time being of the paid-up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose ii) Further resolved that pursuant to’ the provisions of Section 293 (1) (a) and other applicable provisions, if any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to mortgage and! or create charge on all or anyone or more of the movable and i or immovable properties are such anther assets of the Company, wheresoever situated, both present and future, on such tells and conditions and at such time or times and in such form or manner as it may deem fit, to or in favour of National/ International Financial Institutions Banks Trustees for the Bond Holders Incase of issue of Bonds) eta hereinafter referred to as “the lenders” to secure any Term Credit Facilities Debentures Bonds or otherwise, obtained to be obtained from any of the aforesaid lenders together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damage’s), commitment charges), on prepayment or on redemption, cost, charge(s), expenses and all other monies payable by the Company to such lenders under the respective loan other agreement be entered between the Company and the lendet(s) in respect of the said borrowing), such security to’ rank in such manner as may be agreed to between the concerned parties and as may be thought expedient by the Board iii) Further resolved the Board of Directors be and is hereby authorized and it shall be deemed to have been so authorized to finalize and execute with the Lenders/ Trustees for the holders of the Bonds, the requisite agreement, deeds and ‘Meetings for borrowing and! or creating the aforesaid and or charge(s) and to do all such other acts, deeds and things as may be necessary to give effect to the above resolutions.
						MGMT	NO	DNA	DNA
SREI INFRASTRUCTURE FIN LIMITED	SREI IN	6296212 IN	9/20/2008	Kolkata
ORDINARY BUSINESS : 1. To receive, consider and adopt the Profit t and Loss Account for the financial year ended 31st March, 2008, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To declare dividend on the Equity Shares of the Company.	MGMT	NO	DNA	DNA
					3. To elect a Director in place of Mr. V. H. Pandya who retires by rotation and being eligible, offers himself for re-election.	MGMT	NO	DNA	DNA
					4. To elect a Director in place of Mr. Sunil Kanoria who retires by rotation and being eligible, offers himself for re-election.	MGMT	NO	DNA	DNA
					5. To elect a Director in place of Mr. S. Rajagopal who retires by rotation and being eligible, offers himself for re-election.	MGMT	NO	DNA	DNA

6. To re-appoint M/s. Deloitte Haskins & Sells, Chartered Accountants, Auditors of the Company, who shall hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual General Meeting on a remuneration to be fixed by the Board of Directors.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS : 7. To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT a notice in writing having been received from a Member of the Company under Section 257 of the Companies Act, 1956, signifying his intention to propose Mr. Saud Ibne Siddique for the office of Director, Mr. Saud Ibne Siddique who was appointed as an Additional Director of the Company and holds office upto the date of this Annual General Meeting be and is hereby appointed as Director of the Company, liable to retirement by rotation.”
						MGMT	NO	DNA	DNA

8. To consider and if thought fi , to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT a notice in writing having been received from a Member of the Company under Section 257 of the Companies Act, 1956, signifying his intention to propose Mr. Daljit Mirchandani for the office of Director, Mr. Daljit Mirchandani who was appointed as an Additional Director of the Company and holds office upto the date of this Annual General Meeting be and is hereby appointed as Director of the Company, liable to retirement by rotation.”
						MGMT	NO	DNA	DNA

9. To consider and if thought fi t, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT a notice in writing having been received from a Member of the Company under Section 257 of the Companies Act, 1956, signifying his intention to propose Mr. Somabrata Mandal for the office of Director, Mr. Somabrata Mandal who was appointed as an Additional Director of the Company and holds office upto the date of this Annual General Meeting be and is hereby appointed as Director of the Company, liable to retirement by rotation.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10. To consider and if thought fi t, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT subject to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 and such other approvals as may be necessary, consent of the Company be and is hereby accorded to the holding of an office or place of profit by Mr. Hemant Kanoria, Chairman & Managing Director of the Company in SREI Sahaj e-Village Limited, subsidiary of the Company, on such terms as may be approved by the Board of Directors of the said subsidiary Company.”
						MGMT	NO	DNA	DNA

11. To consider and if thought fi t, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT subject to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 and such o her approvals as may be necessary, consent of the Company be and is hereby accorded to the holding of an office or place of profit by Mr. Salil K. Gupta, Chief Mentor & Director of the Company in SREI Sahaj e-Village Limited, subsidiary of the Company, on such terms as may be approved by the Board of Directors of the said subsidiary Company.”
						MGMT	NO	DNA	DNA

12. To consider and if thought fi t, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 309(4) and other applicable provisions, if any, of the Companies Act, 1956 and subject to such other approval as may be necessary, the Directors of the Company (other than the Directors who are either in the whole time employment of the Company or the Managing Director of the Company) may be paid annually for each of the three financial years of the Company commencing from Financial Year 2008-09 an amount not exceeding one percent of the net profit ts of the Company as provided under Section 309(4) of the Companies Act, 1956 or any amendment or modification thereof and computed in the manner referred to in Section 198 of the Companies Act, 1956 or any amendment or modifi action thereof, to be divided amongst the Directors aforesaid in such manner as the Board of Directors of the Company may from time to time determine and in default of such determination equally, provided that the maximum aggregate amount of commission payable in one financial year shall not exceed Rs. 35,00,000/- (Rupees Thirty fi ve lacs only) and further that the payment of the sum in the above manner shall be in addition to the sitting fee payable to such Directors for each meeting of the Board and/or Committee(s) of the Board attended by them.”
						MGMT	NO	DNA	DNA
LANCO INFRATECH LIMITED	LANCI IN	B1BQS32 IN	9/26/2008	Hyderabad
ORDINARY BUSINESS: 1. To receive, consider and adopt the Balance Sheet of the Company as on 31st March, 2008 and the, Profit and Loss Account for the year ended on that date along with the Directors’ Report and Auditors’ Report thereon.
						MGMT	NO	DNA	DNA
					2. To appoint a Director in place of Mr.L Madhusudhan Rao, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. L. Sridhar, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Dr. P.Kotaiah, who retires by’ rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Mr. P.Abraham, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA

6. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution. “RESOLVED THAT Price Waterhouse, Chartered Accountants, be and are hereby appointed as the Auditors of the Company from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at remuneration as may be decided by the Board of Directors the Company.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS: 7. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution. “RESOLVED THAT pursuant to Sections 798, 370, 37 7 and other applicable provisions of the Companies Act, 7956 and Schedule XI/I annexed to the Companies Act, 7956 the increase in the remuneration payable to Mr. LMadhusudhan Rao, Executive Chairman with effect from 07.04.2opB as under be and is hereby approved. (i) Salary of Rs.22,97,666/- (Rupees Twenty Two Lakhs Ninety One Thousand Six Hundred and Sixty Six) per Month. (ii) Perquisites: The Executive Chairman shall be entitled to all the perquisites listed herein below in addition to the salary mentioned above: (a) Gratuity: Gratuity payable shall be as determined by the Board. (b) Use of Car with Driver: The Company shall provide the Executive Chairman a Car with Driver for business and personal use. (c) Communication Facilities: Telephone at residence and Mobile Phone shall be provided for use by Executive Chairman. (d) Servant: Reimbursement of servant’s salary, subject to a maximum of two servants. (e) Gardener: Reimbursement of Gardener’s Salary, subject to a maximum of One gardener. ‘(f) Club Fees: Fees of QIBs. (iii) Encashment of Leave. (iv) The total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the Companies Act, 7956 read with Schedule - XIII to the Companies Act, 7956. (v) No Sitting Fees shall be paid to Mr. L. Madhusudhan Rao for attending Meetings of the Board of Directors or any Committee(s) thereof.”
						MGMT	NO	DNA	DNA

8. To consider and if thought fit, to pass with or without modifications (s) the following resolution as’ an Ordinary Resolution. “RESOLVED That pursuant to Sections 798, 370,377 and other applicable provisions of the Companies Act, 7956 and Schedule XIII annexed to the Companies Act, 7956 the increase in the remuneration payable to Mr. G. Bhaskara Rao, Executive Vice Chairman with effect from 07.04.2008 as under be and is hereby approved. (i) Salary of Rs.22,97,66.6/- (Rupees Twenty Two Lakhs Ninety One Thousand Six Hundred and Sixty Six) per Month. (i) Perquisites: The Executive Vice-Chairman shall be entitled to all the perquisites listed herein below in addition to the salary mentioned above: (a) Gratuity: Gratuity payable shall be as determined by the Board. (b) Use of Car with Driver: The Company shall provide the Executive Vice-Chairman a Car with Driver for business and personal use. (c) Communication Facilities: Telephone .at residence and Mobile Phone shall be provided for use by Executive Vice-Chairman. (d) Servant: Reimbursement of servant’s salary, subject to a maximum of two servants. (e) Gardener: Reimbursement of Gardener’s Salary, subject to a maximum of one gardener. (f) Club Fees: Fees of Clubs. (Hi) Encashment of Leave. (iv) The total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the Companies Act, 7956 read with Schedule — XIII to the Companies Act, 7956. (v) No Sitting Fees shall be paid to Mr. G. Bhaskara Rao for attending Meetings of the Board of Directors or any Committee(s) thereof.”
						MGMT	NO	DNA	DNA

9. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution. “RESOLVED THAT pursuant to the provisions of Sections 798, 3 70, 37 7 and other applicable provisions of the Companies Act, 1956 and Schedule XIII annexed to the Companies Act, 1956, the increase in remuneration payable to Mr. G. Venkatesh Babu, Managing Director with effect from 01.04.2008as under be and is hereby approved. (i) Salary of Rs.20,83,333/- (Rupees Twenty Lakhs Eighty Three Thousand Three Hundred and Thirty Three) per Month. (ii) Incentives: In the form of the Company’s Policies. (iii) The facilities of Car, Telephone, Other Communication facilities at residence for use on Company’s business and Club Membership Fee of a maximum of three clubs. (iv) Encashment of Leave. (v) Gratuity: Gratuity payable shall be’ as determined’ by the Board (vi) The total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the Companies Act, 7956 read with Schedule,- XIII to the Companies Act, 1956. (vii) No Sitting Fees shall be paid to Mr. G. Venkatesh Babu for attending Meetings of the Board of Directors or any Committee(s) thereof.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10. To consider and if thought fit, to pass with or:-without modification(s) the following resolution as an Ordinary Resolution. RESOLVED THAT pursuant to the provisions of Sections 198, 310, 311 and other applicable provisions of the Companies Act 1956 read with Schedule XIII annexed to the Companies Act, 1956, the increase in the remuneration payable,Mr. D.V. Rao,Joint Managing Director with effect from 07.04.2008as under be and is hereby approved. (i) Salary of Rs.20,83,333/- (Rupees Twenty Lakhs Eighty Three Thousand Three Hundred and Thirty Three) per Month. (ii) Location Allowance at New Delhi @ 75% of item (i)-Rs. 3,72,500/- (Rupees Three Lakhs Twelve Thousand and Five Hundred) per Month. (iii) Incentives: In the form of Cash or the Company’s Policies. (iv) The. facilities of — Car, Telephone, Other Communication facilities at residence for use on Company’s business and Club Membership Fee of a maximum of three clubs. (v) Encashment of Leave. (vi) Gratuity: Gratuity payable shall be as determined by the Board. (vii) The total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the (companies Act, 7956 read with Schedule — XIII to the Companies Act, 7956. (viii) No Sitting Fees shall be paid to Mr. D.V.Rao for attending Meetings of the Board of Directors or any Committee(s) thereof
						MGMT	NO	DNA	DNA
BHARAT HEAVY ELECTRICALS LIMITED	BHEL IN	6129523 IN	9/17/2008	New Delhi
1. To receive consider and adopt the audited Balance Sheet of the Company as at 31st March 2008 and the Profit and Loss Account for the financial year ended on that date together with the Reports of the Directors an Auditors thereon.
						MGMT	NO	DNA	DNA
					2. To Declare a Dividend	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Shri Ashok K Aggarwal who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					4: To appoint a Director in place of Shri Manish Gupta, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Shri Shekhar Datta,who retires by rotation and being eligible, offers himself for re-appointment	MGMT	NO	DNA	DNA
					6. To fix the remuneration of the Auditors.	MGMT	NO	DNA	DNA

7. To consider and if thought fit to pass with or without modification, the following resolutions as an Ordinary Resolution: “RESOLVED THAT Shri S. Ravi appointed as an Additional Director pursuant to Article 67(iv} of tile. Articles of Association of the Company read with Section 260 of the Companies Act, 1959 W.e.1.29th November, 2007 to’ hold Office upto the date of this annual general meeting and in respect of whom the company has received a notice in writing from the Directory himself pursuant to the provisions of Section 257 of the Companies Act, 1956 be and is here by appointed as a director of the company.
						MGMT	NO	DNA	DNA

8. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution. “RESOLVED THAT Shri B.S. Meena, who. was appointed as an additional director pursuant to Article 67(iv) of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f 25th January, 2008 to hold Office up to the date of this Annual General Meeting and in respect of whom the company has received a notice in writing from the Directory himself pursuant to the provisions of Section 257 of the Companies Act, 1956 be and is here by appointed as a director of the company.”
						MGMT	NO	DNA	DNA
GLENMARK PHARMACEUTICALS LTD	GNP IN	6698755 IN	9/26/2008	Mumbai
ORDINARY BUSINESS: 1. To receive, consider, approve and adopt the Audited Balance Sheet as at 31 st March, 2008 and the Profit and Loss Account of the Company for the year ended on that date together with the reports of the Directors and Auditors thereon.
						MGMT	YES	For	For
					2. To confirm interim dividend declared on Equity Shares.	MGMT	YES	For	For
					3. To appoint a Director in place of Mrs. Blanche E. Sultana who retires by rotation and being eligible, offers herself for re-appointment.	MGMT	YES	For	For
					4. To appoint a Director in place of Mr. Rajesh V. Desai who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	YES	For	For
					5. To appoint a Director in place of Mr. A.S.Mohanty who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	YES	For	For

6. To appoint M/s. Price Waterhouse, the retiring auditors as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	YES	For	For

SPECIAL BUSINESS: 7. To consider, and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in pursuance of the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 as also provisions of any other applicable laws, rules and regulations (including any amendment thereto or re-enactment thereof for the time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to such approvals, consents, permissions and sanctions of the Government of India (GOI), Reserve Bank of India (RBI), Securities and Exchange Board of India (SEBI) and all other appropriate and/or concerned authorities, and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (“Board”) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), which the Board be and is hereby authorized to accept, if it thinks fit in the interest of the Company, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to issue, offer and allot Equity shares/warrants and/or instruments convertible into Equity shares optionally or otherwise including but not limited to Global Depository Receipts (GDR’s)/American Depository Receipts (ADR’s)/Foreign Currency Convertible Bonds (FCCB’s) or any combination thereof (hereinafter referred to as “Securities”) for an aggregate sum upto US$250 million with a green shoe option of 15% or equivalent in Indian and/or any other currency (ies) inclusive of such premium, as may be permitted by the Ministry of Finance/such other authorities directly to Indian/ Foreign/ Resident! Non-resident Investors (whether Institutions, Incorporate Bodies, Mutual Funds/ Trusts/ Foreign Institutional Investors/Banks and/or individuals, or otherwise and whether or not such investors are members, promoters, directors or their relatives/associates, of the Company) through Public Issue(s), Private Placement(s) or a combination thereof or through Qualified Institutional Placement (QIP) in terms of Chapter XIII A of the SEBI(Disclosure and Investor Protection) Guidelines, 2000 as amended from time to time at such time or times, in such tranche or tranches, at such price or prices at a discount or premium to market price or prices in such manner and on such terms and conditions as may be decided and deemed appropriate by the
						MGMT	YES	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Board at the time of such issue or allotment of considering the prevailing market conditions and other relevant factors, wherever necessary in consultation with the Lead Managers, Underwriters, Advisors or through the subsidiaries, including by way of Initial Public Offer in US or other countries, so as to enable the Company to get listed at any Stock Exchanges in India and/or Luxemburg/ London/New York/Singapore/Hong Kong Stock Exchanges and/or any of the Overseas Stock Exchanges.” “RESOLVED FURTHER THAT the “relevant date” for the purpose of computing the minimum price for issue of the Securities in terms of Chapter XIII A of the SEBI(Disclosure and Investor Protection) Guidelines, 2000 would be the date 30 days prior to the date of this AGM or in case of issue of convertible Securities, at the discretion of the Board of Directors, either (i) a day being 30 days prior to the date of this AGM or (ii) a day 30 days prior to the date on which the holder of the Securities which are convertible into or exchangeable with equity shares becomes entitled to apply for the said shares.” RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution, the Board of Directors be and is hereby authorized to do all such acts, deeds, matters and things as it may, in its absolute discretion deem necessary or desirable and to settle any question, difficulty or doubt that may arise in regard to the offer, issue and allotment of securities.” “RESOLVED FURTHER THAT the Board be and is hereby authorized to accept any modifications in the proposal as may be required by the authorities involved in such issues but subject to such conditions as the SEBI/GOI/RBI or such other appropriate authorities may impose at the time of their approval and as agreed to by the Board.” “RESOLVED FURTHER THAT without prejudice to the generality of the above, issue of securities in international offering may have all or any term or combination of terms in accordance with the international practice.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to enter into and execute all such arrangements/ agreements with any Lead Managers/Underwriters/Guarantors/ Depository (ies)/Custodians/Advisors and all such agencies as may be involved in cash or otherwise including by way of payment of commission, brokerage, fees, expenses incurred in relation to the issue of securities and other expenses, if any or the like.” “RESOLVED FURTHER THAT the Company and/or any agency or body authorised by the Company may issue Global Depository Receipts and/or other form of securities mentioned herein above representing the underlying equity shares issued by the Company in registered or bearer form with such features and attributes as are prevalent in capital markets for instrumentations of this nature and to provide for the tradability or free transferability thereof as per the prevailing practices and regulations in the capital markets.” “RESOLVED FURTHER THAT the Securities issued in international offering shall be deemed to have been made abroad in the markets and/or at the place of issue of the Securities in international markets and shall be governed by English or American law or any other law as may be decided by the Board as the case may be.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to finalise the mode and the terms of issue and to allot such number of Equity Shares/Securities as may be required to be issued and allotted upon conversion of any Securities referred to in the paragraph’s) above as may be necessary in accordance with the terms of offering and all such shares to rank pari passu with the existing Equity Shares of the Company in all respects, excepting such rights as to dividend as may be provided under the terms of issue and in the offer document.” “RESOLVED FURTHER THAT subject to necessary approval, consent, permission, the Board be and is hereby authorised 2 to convert the Global Depository Receipts/Foreign Currency Convertible Bonds into ADRs or any other permitted Securities and list at NASDAQ/NOSE or in any other overseas Stock Exchanges.” “RESOLVED FURTHER THAT the Company and/or any entity, agency or body authorized and/or appointed by the Company, may issue depository receipts representing the underlying Securities issued by the Company in negotiable registered or bearer form with such features and attributes as are prevalent in international capital markets for instruments of this nature and to provide for the tradability and free transferability thereof as per international practices and regulations (including listing on one or more stock exchanges(s) inside or outside India) and under the forms and practices prevalent in the international market for Securities listing and trading, in the stock/securities exchange so that the convertible securities or ADRs and/or Gars are registered or listed.” “RESOLVED FURTHER THAT such of these Securities as are not subscribed may be disposed off by the Board in its absolute discretion in such a manner, as the Board may deem fit and as permissible by law.”

MASTEK LIMITED	MAST IN	6293172 IN	10/6/2008	Ahmedabad
ORDINARY Business 1. To receive and consider and adopt the Profit and Loss for the year, ended on’ June 30, 2008, the Balance Sheet as on that date together with Reception:: the Directors and the Auditors’ theorem and the consolidated financials along with the Auditors’ Report’ thereon.
						MGMT	NO	DNA	DNA
					2. To confirm interim dividend of Rs. 3.50 per equity share already paid and to declare a final dividend for the financial year 2007-08;	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. Shank Desai, who retires by rotation, and being, eligible, offers himself for, re-appointment.	MGMT	NO	DNA	DNA
					4.’ To appoint” a’ Director in ‘place of Mr. Kean Mehta,’ who retires by rotation, and being eligible, offers himself for reappointment	MGMT	NO	DNA	DNA

5.: To appoint Ms. Price Waterhouse Chartered Accountants as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the contusion of the next’ Annual General Meeting and to fix their remuneration.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS: 6. To consider and if thought fit, to pass, with or without modifications the. following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. Rajesh’ Mashruwala, who had been appointed as an Additional Director of the Company with, effect from ‘October to, 2007” in pursuance of the provisions of Section 260 of the Companies At, 195({“the Act”), and Article 119 of the Articles of Association of the Company and who holds office as Director upto the date of this Annual General Meeting and in respect of whom, the’ Company has received a’ Notice in writing from a member pursuant to Section 2,7 of the Act signifying his” intention to propose         ,Mr. Rajesh Mashruwala, as a candidate for the office of Director and in respect of whom, the amount required to be deposited in pursuance of the said Section 257 has been deposited, be and is hereby appointed as a Director of the Company, liable to retire by rotation.’
						MGMT	NO	DNA	DNA

7. ‘To consider and thought fit, to ,pass, with or without modifications, the following, resolution as a Special Resolution: . RESOLVED THAT pursuant to the’ “provisions of , Section 309 and’ other applicable provisions, if any, of the Act, a sum not exceeding 1% of the net profits . of the Company determined in accordance with the provisions of Section 198,349 and 350 thereof be paid by way of commission to the Non Executive Directors of the Company, in such amounts or proportions and in such manner as in may be deterrence by the Board of Directors, during each of the five financial years of the Company or any part there of commencing July 1, 2008.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

8. To consider and thought if thought fit, to pass with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactments thereof) ,the provisions of Clause 7.2 and other applicable provisions of the SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme’s)Guidelines;1999 as amended from time to time, subject to all other applicable rules, regulations ‘and guidelines of the Securities and Exchange Board of India (“SEBI”),or any other relevant authority, from time to time to the extent applicable, in accordance with the enabling provisions of the Memorandum and Articles of Association of the Company and subject to the consents, approvals, sanctions and permissions as may be necessary being obtained from the appropriate. authorities to the extent applicable or necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions, the consent of the Company be and is hereby accorded to the Board of Directors (including in Employee Stock Option Scheme PLAN IV so that the Exercise Period of the’ Options granted to the employees of the Company is increased from two . years to seven years from the date of vesting” “RESOLVED FURTHER THAT the Board of Directors be authorized to do such acts deeds miters and things and execute such documents as may be necessary so as to give affect to the aforesaid resolution”
						MGMT	NO	DNA	DNA

9. To consider and though if thought fit, to pass with OF without modification, the following resolution as a . Special Resolution: “RESOLVED THAT’ pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies. Act, 19561tndudingany statutory. modifications. or re-enactments thereof) the provisions of Clause 7.2 and other applicable provision of the SEBI( Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 as amended from time to time, subject to all other applicable rules, regulations and guideline of the SEBI’ (“SEBI”), or any other relevant authority,. , from time to time to the extent applicable, in accordance with the enabling provisions of the memorandum nod Articles of Association of the Company and subject tithe consents approvals and sanctions and permissions say be necessary being obtain from the appropriate authorities to the extent applicable or necessary and subject to such conditions and modifications may be prescribed or imposed while granting such approvals, permissions and sanctions, the consent of the Company or be as is hereby accorded to the Board of Directors (including-any committee thereof) to vary the terms-as specified in the Employee Stock option Scheme’ PLAN IV so that the~ Exercise Period of the Options granted to the employees of the subsidiary companies of the Company is increased from two years to seven years from the date of vesting “Resolved-’FURTHER THAT the Board of Directors; be authorized do such acts ;deeds matters and things and ‘execute such documents as ray be necessary: so as to -give effect to the aforesaid resolution
						MGMT	NO	DNA	DNA
HERO HONDA MOTORS LTD	HH IN	6327327 IN	9/25/2008	New Delhi	1. To receive. consider and adopt the Audited Balance Sheet as at March 31. 2008 and Profit and Loss Account the year ended on 1haI dale together with the report of the Directors and Auditors thereon.	MGMT	NO	DNA	DNA
					2. To declare a dividend of Rs, 19 per Equity Share on 19,96.87.500 Equity Shares as of Rs, 2 each for the financial year 2007-08	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mrs., Shoshanna BHARTI. who retires by rotation and being eligible. offers herself for re-appointment	MGMT	NO	DNA	DNA
					4. To appoint a Director place of Mr. Sun. BHARTI Mittal. who retires by rotation and being eligible. offers herself for re-appointment	MGMT	NO	DNA	DNA
					5. To appoint a Director in place of Mr. Masbate Takedagawa. Who retires by rotation and being eligible. offers herself for re-appointment	MGMT	NO	DNA	DNA
					6. To appoint a Director in pale of Mr, Pradeep India. who retires by rotation and being eligible. offers herself for re-appointment	MGMT	NO	DNA	DNA

7. To appoint MIs. A.F.Ferguson & Co Chartered Accountants. New Delhi. the retiring auditors. to hold office as auditors from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	NO	DNA	DNA
					Special Business To consider and if thought to apses with or without modifications the following resolutions As Ordinary Resolutions:	MGMT	NO	DNA	DNA

8.Appointment of Mr Samish Fikias Director and Technical Director in the Whole Time Employment of the Company “Resolved THAT MI. Semitism Fukuda. who was appointed as an Addison Director of rile Company by the Board of Directors. in terms of Section 260 Companies Act 1956 w.e.f. June 1. 2008 and ill respect of whom the Company has received a notice under Section 257 of the Companies Act. 1956 together with a deposit of Rs. 500 (Rupees few hundred) as required under the Act be and is hereby appointed as a Director of the Company the period of his office shall be liable to determination by retirement of Directors by rotation. RESOLVED FURTHER THAT pursuant to rile recommendation of Remuneration Committee and subject to approval of the Ceria Clement under Sections 269. 198. 309 read wilt Schedule and Applicable Provisions the appointment of Mr. Semitism Fulda as Financial Director in the Whole-time employment of the Company for a period of five years w.e.f. June I. 2008 on a remuneration inciting remuneration and on terms and conditions as set out in the Explanatory statement attached hereto. RESOLVED FURTHER THAT the aggregate allotment of remuneration payable to Mr. Fukuda in a particular financial year will be subject to the overall ceiling limit laid down in Sections 198 and 309 read with Schedule XIII of the Companies Act. 1956:

9. Appointment of Mr Meleveetil Dmodaran as Director of the Company “RESOLVED THAT Mr. MelENeeti Damodaran. who was appointed as an Additional Director of the Company by the Board of Directors in terms of Section 260 of the Companies Act. 1956 w.e.f. June 16. 2008 and in respect of whom has received a notice under Section 257 of the Companies Act. 1956 together with a deposit 01 As. 500 (Rupees five hundred) as required under the Act. be and is hereby appointed as a Director of the Company and the period 01 his office shall be label to determination by retirement of Directors by rotation.”
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

JAIN IRRIGATION SYSTEMS LIMITED	JJ IN	6312345 IN	9/24/2008	Mumbai
Ordinary Business 1. To receive, consider and adopt the Audited Accounts for the year ended 31st March, 2008 (including Balance Sheet as at 31st March, 2008 and Consolidated Balance Sheet as at 31st March, 2008, Cash Flow Statement and Profit & Loss account and Consolidated Profit & Loss account for the year ended on level date) together with Schedules, Notes thereon and the reports of Board of Directors and Auditors thereon.
						MGMT	NO	DNA	DNA

2. To declare a dividend on; a) Redeemable Preference Shares as follows; 1. :87,28,1904% Preference Shares of As. 100 each 2 1125,0001% Preference Shares of As. 100 each b) Equity Shares of As.l0 each 1. 22%(rs2.20 per share) on 7,23,75,946(or as may be outstanding on the Record Date) Equity Shares of Rs. 10 each
						MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Shri D. A. Mehta, who retires by rotation and being eligible offers himself for reappointment as Director.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Shri A Swami Nathan, who retires by rotation ,and being eligible offers himself for reappointment as Director. Re-appointment of Statutory Auditors	MGMT	NO	DNA	DNA

5. To consider and if thought fit, to pass, with or without any modification as may be deemed fit, the following resolution as an ordinary resolution ‘~RESOLVED pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act, 1956, THAT Mis. Dalai,& Shah, Chartered Accountants, Mumbai, the retiring Auditors of the Company be and are hereby reappointed as Statutory Auditors of the Company upto the conclusion of the 22nd Annual General Meeting on remuneration of As. 50 Lacs (Audit fees As. 40 Lacs, Tax Audit fees Rs. 4 Lacs and Limited Review fees As. 6 Lac), and reimbursement of out of pocket expenses as may be incurred during the course of the audit.”
Special Business Mortgage of Immovable Properties of the Company
						MGMT	NO	DNA	DNA

6. To consider and if thought fit, to pass, with or without any modification as may be deemed fit, the following resolution as an ordinary resolution “RESOLVED THAT consent of the Company be and is hereby accorded to the Board of Directors of the Company in terms of Section 293(l)(a) and, any other applicable provisions of the Companies Act, 1956 and, subject to requisite approvals, consents and clearance from the Company’s Bankers, Financial Institutions, Trustees to the Debenture holders and / or other Institutions /bodies, if and wherever necessary, to mortgaging / charging hypothecating or otherwise creating an encumbrance (on such terms and conditions and in such form and manner, as it may think fit,) on the whole or substantially the whole of the Company’s undertakings, including present and/or future properties, whether immovable or movable, against loans obtained, together with interest thereon, at the respective rates agreed, additional/ further /compound interest in the event of default, commitment charges, Premium (if any) on redemption, all other costs, charges and expenses and all other monies payable by the Company to Financial Institutions /Banks / others in terms of letter of sanction and/ or Loan agreement’s) or any other deeds or documents as are’ entered into by the Company or any modification in respect of the Loan.
						MGMT	NO	DNA	DNA

7. To consider and if thought fit, to pass, with or without modification as may be deemed fit, the following as a Special Resolution “RESOLVED THAT, pursuant to provisions of Sections 198,269,309,310,311,314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or reenactment thereof, for the time being in force) the Company hereby approves and consents to the re-appointment of Mr. Anil B. Jain as a whole time director of the Company designated as Managing Director of the Company from 1st October 2008 (hereinafter referred to as ‘MD’) for a period of 2 years, on the terms and conditions including perquisites, where the remuneration including perquisites are subject to the approval of the Central Government, as may be applicable from time to time, as are set out below, with liberty to the Board of Directors to alter, and vary the terms and conditions of the said appointment, so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956, or the applicable provisions of the Companies Act 1956 for the time being in force or any amendments thereof, or any amendments and / or modification that may hereafter be made thereto by the Central Government or as may be agreed between the Board of Directors and the MD. The terms and conditions of the appointment are contained hereunder and in the Explanatory Statement. Terms of Remuneration As. 11,68,000/- per month as minimum remuneration, applicable for a 2 year period upto 30th September 2010, and on further terms and conditions as per agreement to be entered into with him, inclusive of all perquisites, incentive, extra salary etc., but excluding the following; i) Contribution to the Provident Fund, Superannuation Fund, Annual Fund and Gratuity; ii) Gratuity not exceeding half-month salary for each year of completed service under this appointment; iii) Provision of vehicle for use of Company’s business as per the policy fixed by the Company; and iv) Telephone at the residence, such that personal long distance calls shall be recovered from the Director concerned. RESOLVED FURTHER THAT where in any financial year during the tenure of said Managing Director, the Company has no profits or its profits are inadequate, the Company shall pay him the above remuneration, as the minimum remuneration, as is permissible, but not exceeding the limits specified under Section II of Part late Schedule XIII of the Companies Act, 1956 as applicable for the period for which profits are inadequate. RESOLVED FURTHER THAT Company do enter into an employment contract / service agreement with Mr. Anil B. Jain as Managing Director as per draft of the Service Agreement placed before the meeting and initiated by the Chairman for the purpose of identification. RESOLVED FURTHER THAT any Director or Company Secretary of the Company be and is hereby authorised to file the necessary applications with the Central Government and to take such steps as may be necessary and desirable to give effect to this resolution.”
						MGMT	NO	DNA	DNA

8. To consider and if thought fit, to pass, with or without modification as may be deemed fit, the following as a Special Resolution “RESOLVED THAT, pursuant to provisions of Sections 198, 269, 309, 310, 311, 314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or reenactment thereof, for the time being in force) the Company hereby approves and consents to the re-appointment of Mr. Ajit B. Jain as a whole time director of the Company designated as Jt. Managing Director of the Company from 1st October 2008 (hereinafter referred to as ‘JI. MD’) for a period of 2 years, on the terms and conditions including perquisites, where the remuneration including perquisites are subject to the approval of the Central Government, as may be applicable from time to time, as are set out below, with liberty to the Board of Directors to alter, and vary the terms and conditions of the said appointment, so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956, or the applicable provisions of the Companies Act 1956 for the time being in force or any amendments thereof, or any amendments and / or modification that may hereafter be made thereto by the Central Government or as may be agreed between the Board of Directors and the Jt. MD. The terms and conditions of the appointment are contained hereunder and in the Explanatory Statement. Terms of Remuneration As. 8,68,000/- per month as minimum remuneration, applicable for a 2 year period upto 30th September 2010, and on further terms and conditions as per agreement to be entered into with him, inclusive of all perquisites, incentive, extra salary etc., but excluding the following: i) Contribution to the Provident Fund, Superannuation Fund, Annual Fund and Gratuity; ii) Gratuity not exceeding half-month salary for each year of completed service under this appointment; iii) Provision of vehicle for use of Company’s business as per the policy fixed by the Company; and iv) Telephone at the residence, such that personal long distance calls shall be recovered from the Director concerned.

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT where in any financial year during the tenure of said. Managing Director, the Company has no profits or its profits are inadequate, the Company shall pay him the above remuneration, as the minimum remuneration, as is permissible, but not exceeding the limits specified under Section II of Part II to Schedule XIII of the Companies Act, 1956 as applicable for the period for which profits are inadequate. RESOLVED FURTHER THAT Company do enter into an employment contract / service agreement with Mr. Ajit B. Jain as JI. Managing Director as per draft of the Service Agreement placed before the meeting and initiated by the Chairman for the purpose of identification. RESOLVED FURTHER THAT any Director or Company Secretary of the Company be and is hereby authorised to file the necessary applications with the Central Government and to take such steps as may be necessary and desirable to give effect to this resolution.”

9. To consider and if thought fit, to pass, with or without modification as may be deemed fit, the following as a Special Resolution “RESOLVED THAT, pursuant to provisions of Sections 198, 269, 309, 310, 311, 314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or reenactment thereof, for the time being in force) the Company hereby approves and consents to the re-appointment of Mr. Ashok B. Jain as a whole time director of the Company designated as Vice Chairman of the Company from 1st October 2008 (hereinafter referred to as ‘VC’) for a period of 2 years, on the terms and conditions including perquisites, where the remuneration including perquisites are subject to the approval of the Central Government, as may be applicable from time to time, as are set out below, with liberty to the Board of Directors to alter, and vary the terms and conditions of the said appointment, so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956, or the applicable provisions of the Companies Act 1956 for the time being in force or any amendments thereof, or any amendments and / or modification that may hereafter be made thereto by the Central Government or as may be agreed between the Board of Directors and the VC. The terms and conditions of the appointment are contained hereunder and in the Explanatory Statement. Terms of Remuneration As. 5,80,000/- per month as minimum remuneration, applicable for a 2 year period upto 30th September 2010, and on further terms and conditions as per agreement to be entered into with him, inclusive of all perquisites, incentive, extra salary etc., but excluding the following: i) Contribution to the Provident Fund, Superannuation Fund, Annual Fund and Gratuity; ii) Gratuity not exceeding half-month salary for each year of completed service under this appointment; iii) Provision of vehicle for use of Company’s business as per the policy fixed by the Company; and Iv) Telephone at the residence, such that personal long distance calls shall be recovered from the Director concerned. RESOLVED FURTHER THAT where in any financial year during the tenure of said Vice Chairman, the Company has no profits or its profits are inadequate, the Company shall pay him the above remuneration, as the minimum remuneration, as is permissible, but not exceeding the limits specified under Section II of Part II to Schedule XIII of the Companies Act, 1956 as applicable for the period for which profits are inadequate RESOLVED FURTHER THAT Company do enter into an employment contract / service agreement with Mr.Ashok B. Jain as Vice Chairman as per draft of the Service Agreement placed before the meeting and initiated by the Chairman for the purpose of identification. RESOLVED FURTHER THAT any Director or Company Secretary of the Company be and is hereby authorised to file the necessary applications with the Central Government and to take such steps as may be necessary and desirable to give effect to this resolution.”
						MGMT	NO	DNA	DNA

10. To consider and if thought fit, to pass, with or without modification as may be deemed fit, the following as a Special Resolution — “RESOLVED THAT, pursuant to provisions of Sections 198, 269, 309, 310, 311, read with Schedule XIII and all other applicable provisions,’ if any, of the Companies Act, 1956 (including any statutory modification or reenactment thereof, for the time. being. in force) the Company hereby approves and consents to the re-appointment of Mr. R. Swami Nathan as a whole time director of the Company designated as Director- Technical of the Company from 1st October 2008 (hereinafter referred to ad’s-T’) for a period of 2 years, on the terms and conditions including perquisites, where the remuneration including perquisites are subject to the approval of’ the Central Government, as may be applicable from time to time, as are set out below, with liberty to the Board of Directors’ to alter, and vary the terms and conditions of the said appointment, so as not for exceed the limits specified in Schedule XIII to the Companies Act, 1956, or the applicable provisions of the Companies Act 1956 for the time being in force or thereof, or any amendments and / or modification that may hereafter be made thereto by the Central Government or as may be agreed between the Board of Directors and the, D-T. the terms and conditions of the appointment are contained hereunder and in the Explanatory Statement. Terms of Remuneration As. 3,84,000 per month as. minimum remuneration, applicable for a 2 year period upto 30thSept~ber 2010, and on further terms and conditions as per agreement to be entered into with him, inclusive of all perquisites. incentive, extra salary etc., but excluding the following: i) Contribution to the Provident Fund, Superannuation Fund, Annual Fund and Gratuity; ii) Gratuity not exceeding half-month salary for each year of completed service under this’ appointment: iii) Provision of vehicle for use of Company’s · business, as per the policy fixed by the Company~; and iv) Telephone at the residence, such that, personal long distance calls shall be recovered from the Director concerned. RESOLVED FURTHER THAT where in ~any financial year during the tenure of said Director Technical, the Company has no profits or its profits are inadequate, the Company shall pay him. the above remuneration, as the minimum remuneration, as is permissible, but not exceeding the limits specified under Section II of Part /I to Schedule XIII of the Companies Act, 1956 as applicable for the period for which profits are inadequate. RESOLVED FURTHER THAT Company do enter into an employment contract / service agreement with Mr. A. Swami Nathan as Director-Technical as per draft of the Service Agreement placed before the meeting and initiated by the Chairman for the purpose of identification. RESOLVED FURTHER THAT any Director Or Company Secretary of the Company be and is hereby authorised to file! the necessary applications with the Central (3overnment and to take such steps as. may be necessary and desirable to give effect to this resolution,”
						MGMT	NO	DNA	DNA

11. To consider and if thought fit to pass, with or without a modification as. may be deemed fit, the following resolution as a Special Resolution “ RESOLVED pursuant to the provolone of Sections 14(1B) together with all Companies Act, 1956 and, subject to Central Government and all such other authorities, If any required and, subject to such conditions as may be prescribed by them while granting the approvals as the case may be, THAT Shri Atul B,.Jaina, relative of Shri B H Jain, Chairman, Shri Ashok B Jain, Vice Chairman, Shri Anil B Jain, Managing Director and Shri Aiit Jain, Joint Managing Director, be an is hereby appointed as Chief Marketing Officer (CMQ) of the Company from 1st August 2008 (hereinafter referred as CMO) for a period of 2 years (two years) on the terms and conditions, including perquisites set old below and in the Explanatory statement, subject to approval of the Central Government, as may be applicable from time to time, with liberty to the Board of Directors to alter and vary the terms and conditions of the said appointment and/or agreement, so as not to exceed the limits specified In the approval of the Central Government and the amendment thereof, or any amendment, and or modification that may hereafter be made there to by the Central Government or as may be agreed between the Board of Directors and CMO.
						MGMT	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Terms and Conditions Mr Atul B. Jain: Rs. 4,40,000 on a per month basis as minimum remuneration for a period of 2 years effective from 1st August 2008 and expiring on 31st July 2010 on further terms and conditions as per the Explanatory Statement, the agreement entered into with him and inclusive of all perquisites, Incentive, extra salary etc., but excluding the following; i) Contribution to the Provident Fund, Superannuation Fund, Annuity Fund and Gratuity RInd as per rules of the Company; Ii) Gratuity not exceeding half month salary for each year of completed service under this appointment as per rules of the Company; Iii) Provision of vehicle for use of Company’s business as per the policy fixed by the Company and as per rules of the Company; and Iv) Telephone at the residence such that personal long distance calls shall be covered from the concerned person as per rules of the Company. RESOLVED FURTHER THAT any Director or the Company Secretary of the Company be and is hereby authorised to file the necessary applications with the Central Government and to take such steps as may be necessary and desirable to give effect to this resolution. RESOLVED FURTHER THAT any Director or the Company Secretary of the Company be and is hereby authorised to take such steps as may be necessary and desirable to give effect to this resolution.” Clause 111 (amended) Number of Directors “Until otherwise determined by a General Meeting of the Company and subject to the provisions of section 252 and 259 of the Companies Act, 1956 of the number of Directors (including Additional Directors but excluding Alternate Directors) shall not be less than three (3) or more than Fourteen (14) or such additional numbers as may be decided by Board. subject nonetheless to the provisions of the Act.” RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to take such steps as may be necessary and desirable to give effect to this resolution. FURTHER RESOLVED pursuant to the provisions of Section 31 and other applicable provisions of the Companies Act, 1956 and with immediate effect THAT the Article of Association of the Company be and are hereby authorized to be amended as under (changes signified by bold typeface portions) 151. Contribution of profits to rural development a) Subject to the provisions of the Act, the Company may contribute monies to rural development in general and particularly towards Improving the knowledge, skill, efficiency and self-dependence of farmers based on Gandhian principles, The aggregate amount of such contribution shall not exceed five percent (5%) of the net profits of the ‘Company reflected in the Profit and Loss account adopted by the Board of Directors for the relevant year. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to take such steps as may be necessary and desirable to give effect to this resolution.”
						MGMT	NO	DNA	DNA

13. To consider and if thought fit to pass with or without modification, the following resolution as an SPECIAL RESOLUTION “RESOLVED THAT pursuant to the provisions of section 17 of the Companies Act, 1956, the Object Clause B of the Memorandum of Association of the Company be and is hereby altered by adding the following new clause B-47 after the existing clause 46 thereof; “47.To carry on business of holding I dealing in shares, share warrants, stocks, debentures, debenture stock, bonds, mortgages, hypothecations, pledges and / or any other securities of companies, societies, associations, individuals and other entities of any nature whatsoever, and further to liquidate, sell, vary, convert, redeem, assign, transfer or receive such shares, share warrants, stocks, debentures stock, bonds, mortgages, hypothecations, pledges and! or any other securities. or acquire further securities including any other securities. or acquire further securities including shares, share warrants, stocks, debentures, debenture stock, bonds, mortgages hypothecations, pledge~ and! or any other securities from time to time and further to invest in any schemes and! or instruments as permitted under law including in Indian or other foreign equity and! or debt and/ or derivative instruments, options, futures, carbon credit and to carry on the business of finance, enter into transactions including hedging transactions and other transactions relating to security, foreign exchange, commodities and/or any other assets/goods/instruments whether in India or abroad, and to carry on financial activities, businesses and operations of all kinds including transactions in the nature of hedging agreements, forward commodity contracts, rate swaps, commodity futures/swaps, commodity options, futures and options and/ or options with respect to all or any · such transactions, whether for the purpose of risk management and/ or investment purpose and/ or otherwise. “ RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, and things as may be necessary to .give effect to the resolution”.
						MGMT	NO	DNA	DNA
GLENMARK PHARMACEUTICALS LTD	GNP IN	6698755 IN	Postal Ballot	Mumbai
Item of Business requiring consent of shareholders through Postal Ballot: 1. To consider, and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956, or any other law for the time being in force, and subject to such approvals, consents, sanctions and permissions as may be necessary, consent of the Company be and is hereby accorded to the Board of Directors of the Company (‘the Board’) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution) to make loan’s) and/or give any guarantee’s), and/or provide any security, in connection with loan’s) made by any other person to or to any other person by any body corporate and/or acquire by way of subscription, purchase or otherwise the securities of any other body corporate up to a limit not exceeding Rs. 4000 Crores on such terms and conditions and at such price as the Board may in its absolute discretion deem fit, notwithstanding that the aggregate of the loans, guarantees so far given or to be given and lor securities so far acquired or to be acquired in all bodies corporate may exceed the limits prescribed under the said section.” “RESOLVED FURTHER THAT the Board be and is hereby authorized to take such steps as may be necessary for obtaining approvals, statutory. contractual, or otherwise in relation to the above and to settle all matters arising out of and incidental thereto, and to sign and execute all deeds, applications, documents and writings that may be required on behalf of the Company and also to delegate all or any of the above powers to the Committee of Directors or the Managing Director of the Company and generally to do all such acts, deeds, matters and things that may be necessary, proper, expedient or incidental for the purpose of giving effect to the resolution.”
						MGMT	Yes	For	For

2. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: UNRESOLVED THAT in supersession of the resolution passed at the Annual General Meeting of the Company held on 29th September, 2006 and pursuant to the provisions of Section 293 (1) (d) and other applicable provisions, if any, of the Companies Act, 1956 and the Articles of Association of the Company, consent of the Company be and is hereby accorded to the Board of Directors of the Company (‘the Board’) (which term shall be deemed to include any committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution) to borrow any sum or sums of money, time, where the monies to be. borrowed,. together with the monies already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) may exceed, at any time, the aggregate of the paid up capital of the Company and its free reserves (that is to say, reserves not set apart for any specific purpose), provided that the total amount so borrowed shall not at any time exceed Rs 4OOO Crores (Rupees Four Thousand Crores only) and that the Board be and is hereby empowered and authorised to arrange or fix the terms and conditions of all such monies to be borrowed from time to time, including but not limited to interest, repayment or security, as it may in its absolute discretion deem fit.”
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

3. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in pursuance of the provisions of Section 293 (1) (a) and other applicable provisions, if any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (“Board”) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution) to create a mortgage and/or charge over all the immovable and/or movable properties of the Company, wheresoever situate, both present and future and/or whole or substantially the whole of the undertaking(s) of the Company to or in favor of any public or private financial institutions, banks, mutual funds, bodies corporate or any other person whosoever participating in extending term loans, working capital facilities, debentures or any other type of financial assistance to the Company or any other body corporate with a view to secure the due repayment of such financial facilities, together with interest, compound interest, additional interest, liquidated damages, premia on prepayment or on redemption, costs, charges or expenses or monies payable by the Company to them” RESOLVED FURTHER THAT the Board be and is hereby authorized to take such steps as may be necessary for obtaining approvals, statutory, contractual, or otherwise in relation to the above and to settle all matters arising out of and incidental thereto, and to sign and execute all deeds, applications, documents and writings that may be required on behalf of the Company and also to delegate all or any of the above powers to the Committee of Directors or the Managing Director of the Company and generally to do all such acts, deeds, matters and things that may be necessary, proper, expedient or incidental for the purpose of giving effect to the resolution.”
						MGMT	Yes	For	For
S KUMARS NATIONWIDE LIMITED	SKUM IN	6708085 IN	9/26/2008	Mumbai
ORDINARY BUSINESS: 1. To receive, consider and adopt the audited Balance Sheet as at 31st March 2008 and the audited’ Profit & Loss Account for the year ended as on that date together with the reports of the Auditors and Directors thereon.
						MGMT	Yes	For	For
					2. To appoint a Director in place of Shri Martin Henry, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Dr A. C. Shah, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Shri Dare D. Atari, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					5. To appoint Auditors and to fix their remuneration.	MGMT	Yes	For	For

SPECIAL BUSINESS: 6. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: ‘ “RESOLVED THAT pursuant to Section 228 and all other applicable provisions, if any, of the Companies Act, 1956, MIs. M. Mehta & Co., Chartered Accountants, 11/5, South Toboggan, Indore 452 001, be and they are hereby appointed as Branch Auditors of the Company to hold office from the conclusion of this 18th Annual General Meeting until the conclusion of the next Annual General Meeting of the Company at a remuneration to be fixed by the Board of Directors of the Company for auditing the books of accounts of Weaving and Fabric Divisions at the Company’s works at Dews.”
						MGMT	Yes	For	For

7. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 256 and all other applicable provisions, if any, of the Companies Act, 1956 Shri Amish Mode be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

8. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 256 and all other applicable provisions, if any, of the Companies Act, 1956 Shri Denys Firth be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For
MONNET ISPAT AND ENERGY LIMITED	MISP IN	6327372 IN	9/30/2008	Chhattisgarh
ORDINARY BUSINESS 1. To receive, consider and adopt the audited Balance Sheet as at 31st March 2008 and Profit & Loss Account for the year ended 31st March, 2008 along with Report of Board of Directors and Auditors’ Report thereof
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Shri GNC. Rig who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri J.P. Lath who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To declare final dividend and also to confirm payment of interim dividends of 25% declared on 28-4-2008 for the financial year 2007-08.	MGMT	No	DNA	DNA
					5. To appoint auditors and fix their remuneration.	MGMT	No	DNA	DNA

SPECIAL BUSINESS 6. To consider and if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: — “RESOLVED that in supersession to the resolution passed by the Company in the 16th Annual General Meeting held on 29th December, 2006, pursuant to Section 293 (1) (d) of the Companies Act, 1956, the Board of Directors of the Company be and is hereby authorized to borrow loans/debts/advances of any kind and nature and banking facilities given/sanctioned by any Public/Private/International Financial Institutions/Banks (excluding the temporary loans obtained or to be obtained from the Company’s Bankers) from time to time upto a limit of Rs. 2500 crores over and above the Paid-up Capital and Free Reserves of the Company.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

7. To consider and if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution through Postal Ballot: - “RESOLVED that in supersession to the resolution passed by the Company in the 16th Annual General Meeting held on 29th September, 2006, the consent of the Company be and is hereby accorded in terms of Section 293 (1) (a) and other applicable provisions, if any, of the Companies Act, 1956, to mortgaging and/or charging by the Board of Directors of the Company of all the movable and immovable properties of the Company wheresoever situate, present or future and the whole, or substantially the whole of the undertaking(s) of the Company to secure loans/ debts/advances of any type or nature and banking facilities given/sanctioned by any Public/Private/International Financial Institutions/Banks upto a sum of Rs. 2500 crores together with interest thereon, compound interest, additional interest, liquidated damages, premia on pre-payment or on redemption, costs, charges, expenses and other monies.”
						MGMT	No	DNA	DNA

8. To consider and if thought fit, to pass with or without modification, the following resolution as a Special Resolution: — “RESOLVED that subject to the provisions of Section 31 and all other applicable provisions of the Companies Act, 1956, and subject to such other sanctions/approvals of the Government under any applicable law and/or any Regulatory authority or Stock Exchanges, if required, the Articles of the Company be amended in the following manner: - A. Under Article 1, the definitions starting with following headings be deleted: — i. MOL ii. Investor iii. MIL Business iv. Promoters v. Agreement vi. Undertaking vii. Accounts viii. Accounts Date ix. Affiliate x. Business Day xi. Charter Documents xii. Completion Date xiii. Connected Person/Concern xiv. Effective Date xv. MIL xvi. Encumbrance xvii. Financial Year xviii. Government xix. Government Approvals xx. India xxi. Investor’s Consent xxii. Investor Group xxiii. Investor’s MIL Shares xxiv. Investor’s MOL Shares xxv. Investor’s Shares xxvi. Law xxvii. Losses xxviii. MIL Accounts xxix. MIL Court Order xxx. MOL Accounts xxxi. MOL Court Order xxxii. Persons xxxiii. Required Government Approvals xxxiv. Reorganization xxxv. Reserved Matters xxxvi. SEBI xxxvii. “Scheme” or “Scheme of Amalgamation” xxxviii. Subsidiary xxxix. Warranties xl. Agreed Form xli. Warrants xlii. Warrant Exercise Price xliii. Warrant Subscription Price (2) B. The following Articles be deleted: — i) Article No. 49A ii) Article No. 49B iii) Article No. 49C iv) Article No. 119 A to 119J v) Article No. 127A vi) Article No. 153A to 153F vii) Article No. 162A viii) Article No. 166A to 166B ix) Article No. 176A C. Article No. 66, 91, 92 (a), 113 and 166 be amended in the manner as mentioned below: — i. Article 66 shall be amended in the following manner: — In the Heading of Para 66 the word “Annual” shall be substituted by the word “Extra-ordinary” ii. Existing Heading and paragraph under Article 91 shall be deleted and following heading and paragraph shall be substituted in its place: - 91. Proportional Representation on the Board: The Directors may be appointed according to the provisions of Section 255 of the Act if so resolved by the Company in General meeting but until so resolved, notwithstanding anything contained in these Articles of Association, directors shall be appointed according to the principal of proportional representation, the appointment being made once in every three years and vacancies being filled in accordance with the provisions, mutatis mutandis, of Section 262 of the Act. iii. Existing Heading and paragraph under Article 91 shall be deleted and following heading and paragraph shall be substituted in its place: - 92. Power of State Financial Corporation and other nominee Directors: The Board may authorise, by resolution or by agreement, State Financial Corporation (L.L.C.), State Industrial Development Corporation (S.I.D.C.), Life Insurance Corporation of India (L.I.C.), Industrial Finance Corporation of India (I.F.C.I.), the Industrial Credit and Investment Corporation of India Limited (I.C.I.C.I.), Industrial Development Bank of India (I.D.B.I.), Unit Trust of India (U.T.I.) and/or any other Financial Institutions, Corporations, or any bank(s) which continue(s) to be member of the Company by virtue of being holder of any share or shares in the Company or to any of the aforesaid Financial Institutions, Corporations or bank to whom any money remains due by the Company under or by virtue of any agreement or agreements executed between the Company and S.F.C., L.I.C., I.F.C.I., S.I.D.C., I.C.I.C.I., I.D.B.I., U.T.I., to nominate a Director to the Board from time to time and to remove from such office any person so appointed and to nominate any other person(s) in his place. A Director so appointed shall not be required to hold any qualification shares nor shall (subject to provisions of Section 255 of the Act) be liable to retirement by rotation or be subject to removal under Article 106 hereof. A Director appointed under this Article shall be ex-officio Director within the meaning of this Article.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

iv. Existing Article 113 shall be deleted and following shall be substituted in its place: — The quorum for a meeting of the Board shall be determined from time to time in accordance with the provisions of Section 287 of the Act. If quorum is not present within fifteen minutes from the time appointed for holding a meeting of the Board, it shall be adjourned until such date and time as the Chairman of the Board may decide. v. Existing Heading and paragraph under Article 166 shall be deleted and following heading and paragraph shall be substituted in its place: — 166. Service of process in winding-up: Subject to the provisions of Section 497 of the Act, in the event of winding-up of the Company, every member of the Company who is not for the time being in the place where the office of the Company is situated shall be bound, within eight weeks after the passing of an effective resolution to wind up the Company voluntarily or the making of any order for the winding up of the Company to service notice in writing on the Company appointing some householder residing in the neighborhood of the office upon them all summons, notices, processes, orders and judgments in relation to or under the winding up of the Company may be served and in default to such nomination, the liquidator of the Company shall be at liberty on behalf of such member, to appoint such person and service upon any such appointee by the member on the liquidator shall be deemed to be good personal service on such member for all purposes and where the liquidator makes any such appointment he shall, with all convenient speed, given notice thereof to such member by advertisement in some daily newspaper circulating in the neighborhood of the office or by a registered letter sent by post and addressed to such member at his address as registered in the register and such notice shall be deemed to be served on the day on which the advertisement appears or the letter would be delivered in the ordinary course of the post. The provisions of this article do not prejudice the right of the liquidator of the Company to serve any notice or other document in any other manner prescribed by these Articles.

MADHUCON PROJECTS LTD	MDHPJ IN	BOSY7P7	9/30/2008	Mumbai
ORDINARY BUSINESS: 1. To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March, 2008 and the Profit and Loss Account for the year ended on that date together with the report of the Auditors’ and Directors’ thereon.
						MGMT	No	DNA	DNA
					2. To appoint Director in the place of Sri.C.venkateswara Rao, Independent Director who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					3. To declare dividend on the Equity Shares.	MGMT	No	DNA	DNA

4. To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolution. “RESOLVED THAT Mis Kota & Company (formerly known as K.Siva Rama Krishna Prasad & Co.) Chartered Accountants, be and are hereby reappointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						MGMT	No	DNA	DNA

SPECIAL BUSINESS: 5. To consider and if thought fit to pass with or without modification the following resolution as Ordinary Resolution. “RESOLVED THAT subject to the provisions of sections 198, 309, 310, 311 and Schedule-XIII and all other applicable provisions of the Companies Act, 1956 Sri. N.Seethaiah, Managing Director of the Company be paid the revised monthly remuneration @ RS.2.00Lakhs (Rupees Two Lakhs only) (inclusive of perquisites) w.e.f. 01.04.2008 till the remaining tenure of his appointment as Managing Director.”
						MGMT	No	DNA	DNA
BOMBAY RAYONS FASHIONS LIMITED	BRFL IN	B0PDQG1 IN	9/30/2008	Mumbai	ORDINARY BUSINESS: 1. To receive, consider and adopt the Audited Statements of Accounts for the Financial year ended 31st March 2008 and the Reports of Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To declare dividend on the Equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Nasser Ahmed, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. JanardanAgarwal, who retires by rotation and, being eligible, offers himself for re-appointment	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. A.R. Mundra, who retires by rotation and, being eligible, offers himself for re-appointment	MGMT	Yes	For	For
					6. To appoint Auditors to hold office from the conclusion of this meeting to the conclusion of the next Annual General Meeting and to fix their remuneration.	MGMT	Yes	For	For
GRASIM INDUSTRIES LIMITED	GRASIM IN	6099927 IN	10/13/2008	Nagda
To, The Equity Shareholders of Grasim Industries Limited Take Notice that by an order made on Monday, the 1” day of September, 2008, the High Court of Madhya Pradesh — Bench Indore has directed that a meeting of the equity shareholders of the Applicant Company be held at Grasim Staff Club, Birlagram, Nagda — 456 331, District Ujjain, Madhya Pradesh, on Monday, the 13th day of October, 2008 at 12.30 p.m. for the purpose of considering and if thought fit, approving with or without modification, the Scheme of Arrangement between the Applicant Company and Vikram Sponge Iron Limited and their respective shareholders and creditors (the “Scheme”).
						MGMT	No	DNA	DNA

Take further Notice that in pursuance of the said order, a meeting of the equity shareholders of the Applicant Company will be held at Grasim Staff Club, Birlagram, Nagda, District Ujjain, Madhya Pradesh 456331, on Monday, the 13th day of October, 2008 at 12.30 p.m. which you are requested to attend.
						MGMT	No	DNA	DNA

Take further Notice that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, is deposited at the registered office of the Applicant Company at Birlagram, Nagda, District Ujjain, Madhya Pradesh 456 331, not later than 48 hours before the scheduled time of the commencement of the said meeting.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

The High Court of Madhya Pradesh~ Bench Indore has appointed Mr. R. C. Chhazed, Advocate and in his absence Mr. V. K. Dubey, Advocate, to be die Chairman of the said meeting. A copy each of the Scheme, the explanatory statement under Section 393 of the Companies Act, 1956, and Form of Proxy is enclosed.
						MGMT	No	DNA	DNA
Tanla Solutions Ltd	TANS IN	B1LGZV9	9/29/2008	Hyderabad	1.To receive, consider and adopt the Balance Sheet as at March 31 2008, Profit & Loss Account for the year ended on that date together with the Reports of Directors’ and the Auditors’ thereon.	MGMT	No	DNA	DNA
					2.To declare Final Dividend @12Q% on 50,000,000 Equity Shares of Rs. 2/- each as on March 31,2008 (Equity Shares were sub-divided into 100,000,000 Equity Shares of Re. 1/- each w.e.f. May 09,2008).	MGMT	No	DNA	DNA

3.To re-appoint a Director in place of Mr. V. Harish Kumar who retires by rotation and being eligible offers himself for re-appointment. To Consider and if thought fit, to pass with or without modification the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 256 and other applicable provisions if any, of the Companies Act, 1956, Mr. V. Harish Kumar, Director, who retires by rotation, be and is hereby re-appointed as a Director, liable to retire by rotation.”
						MGMT	No	DNA	DNA

4.To re-appoint a Director in place of Mr. Abhishek Khaitan who retires by rotation and being eligible offers himself for re-appointment. To Consider and if thought fit, to pass with or without modification the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 256 and other applicable provisions if any, of the Companies Act, 1956 Mr. Abhishek Khaitan, Director, who retires by rotation be and is hereby re-appointed as a Director, liable to retire by rotation.”
						MGMT	No	DNA	DNA

5.To re-appoint a Director in place of Mr. S.S. Jamuar who retires by rotation and being eligible offers himself for re-appointment. To Consider and if thought fit, to pass with or without modification the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 256 and other applicable provisions if any, of the Companies Act, 1956 Mr. S.S. Jamuar, Director, who retires by rotation be and is hereby re-appointed as a Director, liable to retire by rotation.”
						MGMT	No	DNA	DNA

6.To re-appoint Mis. Ramasamy Koteswara Rao & Co., Chartered Accountants, Hyderabad, as the Statutory Auditors of the Company To Consider and if thought fit, to pass with or without modification the following Resolution as an Ordinary Resolution: “RESOLVED THAT Mis. Ramasamy Koteswara Rao & Co., Chartered Accountants be and are hereby re-appointed as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						MGMT	No	DNA	DNA
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	Postal Ballot	Postal Ballot
As Special Resolutions : 1. Issue of Warrants to Promoter Group Company on Preferential Basis “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and all other applicable provisions, if any; of the Companies Act, 1956 (“the Act”) including any statutory modification(s) or reenactment thereof · for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company or, and applicable subsisting Rules/ Regulations/ Guidelines, prescribed by the Government of India! Securities and Exchange Board of India (SEBI) and/or any other regulatory authority, and the Listing Agreement entered into by the Company with the Stock Exchanges .where the Equity Shares of the Company are listed and subject to the approval(s), consents(s), permission(s}, and/or sanction(s), if any, of appropriate authorities, institutions or bodies as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval(s), consents(s), permission(s), and/or sanction(s), the Board of Directors of the Company (hereinafter referred as “the Board”, which term shall include any Committee of the Board constituted! to be constituted to’ exercise its power, including the powers conferred by this Resolution) be and is hereby authorized on behalf of the Company to create, offer, issue and allot upto 12,00,00,000 (Twelve Crores) warrants entitling the warrant holder to apply for allotment of One Equity Share of As. 21 -, at premium on full payment, per warrant; at a price stated herein below, in one or more tranches, within 18 months from the date of allotment of warrants, to Jaypee Ventures Private Limited, a Promoter Group Company, on Preferential basis through offer letter and/or information memorandum and/or private placement memorandum and/or such other documents/ writings, in such form, manner and upon such terms and conditions as may be determined by the Board in its absolute discretion, provided that the Shares will be issued at a price not less than: (a) The average of the weekly high and low of the closing prices of the Company’s shares quoted on the National Stock Exchange during the six months preceding the ‘relevant date’; or (b) The average of the weekly high and low of the closing prices of the Company’s shares quoted on the National Stock Exchange during the two weeks preceding the ‘relevant date’; whichever is higher, ‘the relevant date’ for the purpose being September 18, 2008. “RESOLVED FURTHER THAT the resultant Equity shares to be issued arid allotted to the Warrant holders on full payment in accordance with the terms of offer(s) shall rank pari passu including to dividend with the then existing Equity Shares of the Company in all respects and be .listed on the Stock Exchanges where the Equity Shares of the Company are listed;” “RESOLVED FURTHER THAT for the purpose of giving effect to the issue .and allotment of the Warrants, the Executive Chairman,· any other Director and! or the Company Secretary be and are hereby severally authorized, on behalf of the Company, to appoint Advisors and/ or Consonants as may be deemed fit and to take all actions and do all such acts, deeds, matters and things and to execute all such deeds. documents and writings in connection with the issue of the aforesaid Warrants as they may, in their absolute discretion, deem necessary, proper or desirable for such purpose and to accept any modifications in the above proposal as may be stipulated by the authorities involved in such issues and also with power on behalf of the Company to settle all questions, difficulties or doubts that may arise which making the proposed issue, offer and allotment of the said Warrants and Equity Shares, including change in the quantity and period for exercise of option subject to relevant Guidelines, utilizations of the proceeds, without being required to seek any further consent or approval of members or otherwise, to the end and intent that members shall be deemed to have given their approval thereto expressly by the authority of this resolution; “RESOLVED FURTHER THAT the Board be and is hereby. authorized to delegate all or any of the powers herein conferred to any Committee of Directors or any Director(s) or Officer(s) of the Company’-
						MGMT	Yes	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

2. PLEDGE OF SHARES OF JAIPRAKASH HYDRO-POWER LIMITED (JHPL) HELD BY THE COMPANY IN FAVOUR OF LENDERS OFJHPL “RESOLVED THAT pursuant to the. provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be necessary from the Financial Institutions and / or Banks, the Board of Directors of the Company be and is hereby authorized to extend the security created by way of pledge of equity shares of JAIPRAKASH Hydropower Limited’(JHPL), a subsidiary of the Company, held by the’ Company in favor of lenders of JHPL, namely, IDBI Limited and IFCI Limited, as. per details contained in the Explanatory Statement annexed to this Notice seeking approval of the Members notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans guarantees so far given by the Company along with the proposed extension of security may exceed 60% of the Paid — up Capital and free reserves of the Company or 100% of its free reserves, whichever is more.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds or things as may be expedient or necessary to give effect to this Resolution.”
						MGMT	Yes	For	For

3. PLEDGE OF SHARES OF JAIPRAKASH POWER VENTURES LIMITED (JPVL) HELD BY THE COMPANY IN FAVOUR OF LENDERS OF JPVL “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to’ such approvals as may be necessary from the Financial Institutions and / or Banks, the Board of Directors of the Company be and is hereby authorized to extend the security created by way of pledge of equity shares of JAIPRAKASH Power Ventures Limited (JPVL), a subsidiary of the Company, held by the Company in favor of lenders of JPVL, namely, IFCI Limited, as per details contained in the Explanatory Statement annexed to this Notice seeking approval of the Members notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/guarantees so far given by the Company along with the proposed extension of security may exceed 60% of the Paid - up Capital and free reserves of the Company or 100% of its free reserves, whichever is more.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds or things as may be expedient or necessary to give effect to this Resolution.”
						MGMT	Yes	For	For

4. PLEDGE OF SHARES OF JA YPEE INFRATECH LIMITED (JIL) HELD BY THE COMPANY IN FAVOUR OF LENDERS OF JIL “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be necessary from the Financial Institutions and! or Banks, the Board of Directors of the Company be and is hereby authorized to create security by way of pledge of equity shares of Jaypee Infratech Limited (JIL), a subsidiary of the Company, held by the Company in favor of lenders of Jell, namely, ICICI Bank Limited, to give guarantee to lenders of JIL in connection with its loans and to fund any cost overrun in respect of the Project of Jell by means of subscription of Equity Shares debt facilities to Jell, as per the details contained in the Explanatory Statement annexed to this Notice seeking approval of the Members notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/guarantees so far given by the Company along with the proposed extension of security may exceed 60% of the Paid-up Capital and free reserves of the Company or 100% of its free reserves, whichever is more.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds or things as may be expedient or necessary to give effect to this Resolution.”
As Ordinary Resolutions:
						MGMT	Yes	For	For

5. CREATION OF SECURITY IN FAVOUR OF LENDERS OF THE COMPANY “RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1Xa) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company (including any Committee of the Board constituted to be constituted to exercise its power) to mortgage and or charge, subject to the existing charges, .immovable and movable properties of the Company, wheresoever situate, present and future, in such manner as may be decided in consolation with the term lending Institutions! Banks! Debenture Trustees to or in favour of Bank of India, State Bank of PatiaJa and Axis Bank (as Trustees for NCDs) to secure) (a) Corporate Loan of Rs. 500 Crores from Bank of India. (b) Corporate loan of Rs. 200 Crores from State Bank of Paiiala. (c) 3,000 — 11.80% Redeemable, Convertible Debentures (NCDs) of the Company of RS.10 lacs each, aggregating Rs.300 Crores, privately placed with Life Insurance Corporation of India ), Axis Bank acting as Trustees for NCDs. together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses and other monies payable by the Company to the said Banks and L1C under respective Loan Agreements! debenture subscription agreement entered! to be entered into by the Company in respect of the aforesaid loans & NCDs.”
						MGMT	Yes	For	For

6. CREATION OF CHARGE TO SECURE ADDITIONAL WORKING CAPITAL FACILITIES OF THE COMPANY “RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company to mortgage and/or charge, subject to the existing charges, immovable and moveable properties of the Company, wheresoever situate, present and future as 1st charge on current assets of the Company and 2”’1charge on the fixed assets of the Company in favor of Canards Bank, in such manner as may be decided in consultation with the said Canara Bank to secure additional Working Capital facilities aggregating Rs. 10 crores granted by Canara Bank as a leader of consortium together with interest thereon at the respective agreed compound interest, additional interest, liquidated damages, premia on · prepayment, costs, charges, expenses ·and other monies payable by the Company to the said lender under the agreements entered! to be entered into by the Company in respect of the aforesaid facility.”
						MGMT	Yes	For	For
PIPAVAV SHIPYARD LIMITED	PIPV IN	N/A	10/17/2008	Mumbai
SPECIAL BUSINESS To consider, and if thought fit, to pass with or without modification(s) the following resolution to be proposed as a Special Resolution: “RESOLVED THAT Mr. Bhavesh Gandhi, Executive Vice-Chairman of the Company, who was appointed as the Whole Time Director of the Company for the period commencing from January 1, 2006 and expiring on December 31, 2008 be and is hereby re-appointed as the Whole-time Director of the Company for the period commencing from January 1, 2009 and expiring on March 31, 2013 pursuant to Section 317 and all other applicable provisions of the Companies Act, 1956, subject to the approval of the members of the Company.” “RESOLVED FURTHER THAT pursuant to the provisions of sections 198,269,309, 310, 311 and all other applicable provisions of the Companies Act, 1956 and subject to the approval of the members of the Company and approval of the Central Government, if required, Mr. Bhavesh Gandhi, Executive Vice-Chairman be paid remuneration for a period not exceeding three years, as follows:
						MGMT	Yes	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Remuneration 1. Basic Salary — RS 1200000 per month 2. House Rent Allowance — RS 5,00,000 per month 3. Special Pay Rs 3,00,000 per month Perquisites i. Provident fund contribution — Membership of the provident fund to which the Company will contribute 12% of basic salary. ii. Gratuity — calculated on the basis of 15 days’ basic salary for each y ear of completed service subject to completion of a minimum of five years of continuous service with he Company. For the purpose of the calculation, the average of the last three months’ basic salary will be considered as basic salary iii reimbursement of leave travel allowance for self and family members — one months’ basic salary iv reimbursement of medical expenses — at actuals v. Club fees- membership and annual fees of clubs shall be incurred by the Company subject to a maximum of 2 clubs vi The Company will provide two cars for official and personal use. — at cost vii Superannuation and/or annuity fund — as per the Company’s rules “RESOLVED FURTHER THAT performances incentive for every facial year shall be determined after the end of each financial year and’ the same. shall be performance based.” “RESOLVED FURTHER THAT Mr. Bhavesh Gandhi, Whole-time Director shall be paid the aforesaid remuneration as minimum remuneration in the event of absence or inadequacy of profits, in excess of limits prescribed under section 198(1) and/or 309(3) of the Act.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby empowered to vary and/or modify the terms and conditions of re-appointment including remuneration and perquisites payable to Mr. Bhavesh Gandhi, Whole-time Director within and in accordance with the limits prescribed in Schedule XIII of the Act or in accordance with the changes that may be effected in Schedule XIII of the Act and/or any amendments and/or modifications that may be made by the Central Government in that behalf from time to time or any amendments or reenactment of the relevant provisions of the Act.” “RESOLVED FURTHER THAT Mr. Nikhil Gandhi and Mr. Ajit Dabholkar, Company Secretary be and are hereby severally authorised to file the required forms with the Registrar of Companies, to give and/or publish the required notices in terms of Section 302 and 640-B and to do all such acts, deeds, matters and things as may be considered necessary, desirable and expedient for giving effect to this resolution and/or otherwise considered by them in the best interest of the Company.”

SHYAM TELECOM LTD	SHY IN	B19HM35	9/30/2008	Jaipur
ORDINARY BUSINESS I. To receive, consider and adopt the Audited Balance Sheet as at 31” March 2008 and Profit and Loss Account for the period ended on that date together with the Directors’ and Auditors’ Report thereon.
						MGMT	NO	DNA	DNA
					2. To. appoint a Director in place of Mr. Arun Ktlanna, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					3. To appoint a Director in place of Mr. Narendra Kumbhat, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA
					4. To appoint a Director in place of Mr. Hemant Kumra, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	NO	DNA	DNA

5. To re-appoint M/s. Mehra Goel & Co., Chartered Accountants, as Auditors to hold office from the conclusion of this Annual General Meeting till the conclusion of next Annual General Meeting and authorize the Audit Committee of the Board to fix their remuneration’s.
						MGMT	NO	DNA	DNA

SPECIAL BUSINESS 6. To consider, and if thought fit, to pass the following resolution, with or without modification(s), as a SPECIAL RESOLUTION: “RESOLVED THAT pursuant to Section 314(1) of the Companies Act. 1956 Mr. Nitin Mehrotra s/o Mr.Rajiv Mehrotra, Chairman &Managing Director of the Company, be and is hereby appointed as the Assistant Vice President of the Company with effect from 30thJanuary 2007 on the terms &conditions as per the rules and regulations of the Company. RESOLVED FURTHER THAT anyone of the Director of the Company or V.P. (Legal)& Company Secretary of’ the Company be and are hereby authorized to execute all the necessary documents, deeds and other papers as necessary and incidental thereto.”
						MGMT	NO	DNA	DNA

7. To consider, and if thought fit, to pass the following resolution, with or without modification(s), as an ORDINARY RESOLUTION: “RESOLVED THAT Mr. Vinod Juneja whose term of Office as an Additional Director of the Company expires at this Annual General Meeting and in respect of whom the Company has received a notice under section 257 of the Companies Act, 1956, for the Office of Director, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination for retirement by rotation
						MGMT	NO	DNA	DNA

8. To consider and if thought fit, to pass the following resolution, with or without modification(s), as an ORDINARY RESOLUTION: “RESOLVED THAT pursuant to the provisions of Section 269 read with Schedule XIII of the Companies Act, 1956 and other applicable provisions of The Companies Act, 1956, if any, Mr. RajivMehrotra, Chairman &Managing Director of Company, be and is hereby appointed as the Chairman & Managing Director of the Company, for a period of five years. with effect from I” April, 2008. RESOLVED FURTHER THAT Mr. Rajiv Mehrotra, Chairman & Managing Director, be and hereby shall be responsible for the management and handling of day affairs of the Company and to perform all other duties, that the Board may delegate to Mr. RajivMehrotra, Chairman & Managing Director, from time to time. RESOLVED FURTHER THAT Mr. Rajiv Mehrotra, Chairman & Managing Director shall not be paid any remuneration including sitting fees, if any. payable for attending the Board Meetings/ Committee Meetings.”
						MGMT	NO	DNA	DNA
MAHINDRA AND MAHINDRA LIMITED	MM IN	6100186	10/29/2008	Mumbai
1. TAKE NOTICE that by an Order made on Friday, the 19th day of September, 2008, in the above Company Application, the Hon’ble High Court of Judicature at Bombay has directed that a meeting of the equity shareholders of the Applicant Company be convened and held at Y B Chavan Centre, General Jagannathrao Bhosale Marg, Next to Sachivalaya Gymkhana, Mumbai — 400 021, on Wednesday, the 29th day of October, 2008 at 3.00 p.m. for the purpose of considering and, if thought fit, approving, with or without modification(s), the arrangement embodied in the Scheme of Amalgamation of Punjab Tractors Limited with Mahindra and Mahindra Limited and their respective Shareholders (“the Scheme”).
						MGMT	Yes	For	For

2. TAKE FURTHER NOTICE that in pursuance of the said Order and as directed therein, a meeting of the equity shareholders of the Applicant Company will be convened and held at Y B Chavan Centre, General Jagannathrao Bhosale Marg, Next to Sachivalaya Gymkhana, Mumbai — 400 021, on Wednesday, the 29th day of October, 2008 at 3.00 p.m. when you are requested to attend.
						MGMT	Yes	For	For

3. TAKE FURTHER NOTICE that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, or your authorised representative, is deposited at the Registered Office of the Applicant Company at Gateway Building, Apollo Bunder, Mumbai — 400 001, not later than 48 hours before the said meeting.
						MGMT	Yes	For	For

4. The Hon’ble Court has appointed Mr. Keshub Mahindra, Chairman of the Applicant Company, and failing him Mr. Anand G. Mahindra, Vice-Chairman & Managing Director of the Applicant Company, and failing him Mr. Deepak S. Parekh, Director of the Applicant Company to be the Chairman of the said meeting.
						MGMT	Yes	For	For
					5. A copy each of the Scheme, the Statement under Section 393 of the Companies Act, 1956, the Attendance Slip and Form of Proxy are enclosed herewith.	MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

LUPIN LIMITED	LPC IN	6143761	10/21/2008	Postal Ballot
1. To consider and if thought fit, to pass the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of the Articles of Association of the Company, Sections 198, 269,309,310,311 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the said Act as may be amended from time to time and subject to other approvals as may be necessary, consent and approval of the Company be and is hereby accorded for the re-appointment of Dr. Kamal K. Sharma as Managing Director of the Company for a period of four years w.e.f. September 29,2008 and the payment of remuneration to him as per the terms and conditions set out in the explanatory statement annexed hereto. RESOLVED FURTHER THAT Dr. Sharma shall be liable to retire by rotation. RESOLVED FURTHER THAT the Board of Directors (‘the Board’, which term shall be deemed to mean and include any Committee constituted by the Board) be and is hereby authorised to take such steps as may be necessary to give effect to this Resolution.”
						MGMT	Yes	For	For

2. To consider and if thought fit, to pass the following Resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of the Articles of Association of the Company, Sections 198, 269,309,310311,314 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the said Act as may be amended from time to time and subject to other approvals as may be necessary, consent and approval of the Company be and is hereby accorded for the appointment of Mr. Nilesh Gupta as Executive Director of the Company for a period of five years w.e.f. October 8, 2008 and the payment of remuneration to him as per the terms and conditions set out in the explanatory statement annexed hereto.
						MGMT	Yes	For	For
GODREJ INDUSTRIES LIMITED	GDSP IN	B1BFBC9	10/27/2008	Postal Ballot
DRAFT RESOLUTIONS 1. Sale of partial/full investment in Godrej Hicare Limited/enter Into joint venture. To consider and if thought fit, to pass with or without modification(s). the following resolution, as a Special Resolution: RESOLVED THAT pursuant to the provisions of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 and the Memorandum and Articles of Association of the Company, and subject to other permissions and approvals as may be required, consent of the Company be and is hereby accorded to the Board of Directors of Company to sell or otherwise dispose of the entire/part of the shareholding and/or business held by the Company in Godrej Hicare Limited (GHCL) and/or restructuring GHCL by inviting a Joint Venture partner. RESOLVED FURTHER THAT Mr. A. B. GOdrej, Mr. N. B. Godrej, Ms. T. A. Dubash, Mr. V. F. Banaji, Mr. Mathew Eipe, Mr. S. K. Bhatt and Mr. V. Srinivasan be and are hereby severally authorized to finalise the offers received, complete all formalities, do all such acts and deeds, incur such expenditure and take such ancillary and incidental steps, as may be required, in this regard.
						MGMT	Yes	For	For

2. To further Invest in securities of and/or place Intercorporate deposits with and/or Invest In debentures of and/or give guarantee(s) to and/ or make loans or any other form of debt to and/or Investment In Godrej Properties Limited, under Section 372A of · the Companies Act, 1956, upto a sum of Rs.100 crore. To consider and if thought fit, to pass with or without modification(s), the following resolution, as a Special Resolution: RESOLVED THAT pursuant to Section 372A and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force and as may be enacted from time to time) (hereinafter referred to as ‘the Act’), and/or any other approvals, as may be required, the Company be and is hereby authorised to further invest in securities of Godrej Properties Ltd by subscription! purchase or otherwise and/or place Intercorporate deposits with and/or make loans or any other form of debt to and/or investment in Godrej Properties Ltd. and/or give guarantees in connection with loan(s) given by any other person to Godrej Properties Limited, in addition to the limits already sanctioned for investments/Intercorporate deposits/loans, upto a sum of RS.100 crore (Rupees Hundred crore only), notwithstanding that the aggregate of the loans and investments so far made in or to be made in and the guarantees so far given or to be given to all bodies corporate, exceeds the limits laid down by the Act. to all bodies corporate, exceeds the limits laid down by the Act. RESOLVED FURTHER THAT the Board of Directors of the Company/ the Management Committee of the Board of Directors be and is hereby authorised to take from time to time all decisions and steps necessary or expedient or proper in respect of the above investment! debt including the timing, the amount and other terms and conditions of such transactions and also to take all other decisions including varying any of them through recall, renewal, transfer, sale, disinvestment or otherwise, either in part or in full, as it may, in its absolute discretion, deem appropriate, subject to the limits specified above.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT this resolution be valid for a period from the date of approval of the Shareholders to March 31, 2012 and that during this period, the limits indicated hereinabove in case of divestment, renewal, transfer or sale of investment / guarantee as the case may be, be restored to the original sanctioned limit of RS.100 crore.

3. To further invest in securities of and/or place Intercorporate deposits with and/or Invest In debentures of and/or give guarantee(s) to and/or make loans or any other form of debt to and/or investment in Ensemble Holdings & Finance Limited, under Section 372A of the Companies Act, 1956, upto a sum of Rs.50 crore. To consider and if thought fit, to pass with or without modification(s), the following resolution, as a Special Resolution:’ RESOLVED THAT pursuant to Section 372A and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force and as may be enacted from time to time) (hereinafter referred to as ‘the Act’), and/or any other approvals, as may be required, the Company be and is hereby authorised to further invest in securities including shares with disproportionate voting rights of Ensemble Holdings & Finance Ltd by subscription/ purchase or otherwise and/or place Intercorporate deposits with and/or make loans or any other form of debt to and/or investment in Ensemble Holdings & Finance Ltd. and/or give guarantees in connection with loan(s) given by any other person to Ensemble Holdings & Finance Ltd, in addition to the limits already sanctioned for investments/Intercorporate deposits/loans, upto a sum of RS.50 crore (Rupees Fifty crore only), notwithstanding that the aggregate of the loans and investments so far made in or to be made in and the guarantees so far given or to be given to all bodies corporate, exceeds the limits laid down by the Act. RESOLVED FURTHER THAT the Board of Directors of the Company/ the Management Committee of the Board of Directors be and is hereby authorised to take from time to time all decisions and steps necessary or expedient or proper in respect of the above investment! debt including the timing, the amount and other terms and conditions of such transactions 9th also to take all other decisions including varying any of them through recall, renewal, transfer, sale, disinvestment or otherwise, either in part or in full, as it may, in its absolute discretion, deem appropriate, subject to the limits specified above. RESOLVED FURTHER THAT this resolution be valid for a period from the date of approval of the Shareholders to March 31, 2012 and that during this period, the limits indicated hereinabove in case of divestment, renewal, transfer or sale of investment / guarantee as the case may be, be restored to the original sanctioned limit of RS.50 crore.
						MGMT	Yes	For	For

4. To further Invest In securities of. and/or place Intercorporate deposits with and/or invest in debentures of and/or give guarantee(l) to and or make loans or any other form of debt to and/or investment In Godrej Hershey Limited, under Section 372A of the Companies Act, 1956, upto a sum of Rs.40 crore. To consider and if thought fit, to pass with or without modification(so, the following resolution, as a Special Resolution RESOLVED THAT pursuant to Section 372A and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force and as may be enacted from time to time) (hereinafter referred to as ‘the Act’), and/or any other approvals, as may be required, the Company be and is hereby authorised to further invest in securities of Godrej Hershey Limited by subscription/ purchase or otherwise and/or place Intercorporate deposits with and/or make loans or any other form of debt to and/or investment in Godrej Hershey Ltd. and/or give guarantees in connection with loan(s) given by any other person to Godrej Hershey Limited, in addition to the limits already sanctioned for investments/Intercorporate deposits/loans, upto a sum of RS.40 crore (Rupees Forty crore only), notwithstanding that the aggregate of the loans and investments so far made in or to be made in and the guarantees so far given or to be given to all bodies corporate, exceeds the limits laid down by the Act. RESOLVED FURTHER THAT the Board of Directors of the Company/ the Management Committee of the Board of Directors be and is hereby authorised to take from time to time all decisions and steps necessary or expedient or proper in respect of the above investment! debt including the timing, the amount and other terms and conditions of such transactions and also to take all other decisions including varying any of them through recall, renewal, transfer, sale, disinvestment or otherwise, either in part or in full, as it may, in its absolute discretion, deem appropriate, subject to the limits specified above. Resolved FURTHER THAT this resolution be valid lor a period From the date 01 approval 01 the Shareholders to March 31, 2012 and that during this period, the limits indicated hereinabove in case 01 divestment, renewal, transfer or sale 01 investment I guarantee as the case may be, be restored to the original sanctioned limit 01 RS.40 crore.
						MGMT	Yes	For	For
Sujana Towers LTD	SUTL IN	B23PHC6	12/17/2008	Hyderabad
.Special Business ITEM NO.1 To consider and if thought fit, to pass with or without modification(s), the following resolution as Special Resolution: “RESOLVED that pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956 the Authorised Share Capital of the Company be increased from Rs.50,00,00,000/- (Rupees Fifty Crores only) divided into 8,80,00,000 (Eight Crores and Eighty Lakhs only) Equity Shares of Rs.5/- (Rupees Five only) each and 6,00,000 (Six Lakhs only) Preference Shares of RS.1 001- (Rupees One Hundred only) each to Rs.55,00,00,000/( Rupees Fifty Five Crores only) divided into 9,80,00,000 (Nine Crores and Eighty Lakhs only) Equity Shares of RS.5/( Rupees Five only) each and 6,00,000 (Six Lakhs only) Preference Shares of Rs.1 001- (Rupees One Hundred only) each by further creation of 1,00,00,000 (One Crore only) Equity Shares of RS.5/- (Rupees Five only) each.” “RESOLVED further that the Clause V(a) of the Memorandum of Association of the Company and Article No.3 of Articles of Association of the Company be altered as follows: “The Authorised Share Capital of the Company is RS.55,00,00,000/- (Rupees Fifty Five Crores only) divided into 9,80,00,000 (Nine Crores and Eighty Lakhs only) Equity Shares of Rs.5/- (Rupees Five only) each and 6,00,000 (Six Lakhs only) Preference Shares of RS.1 001- (Rupees One Hundred only) each.”
						MGMT	No	DNA	DNA

ITEM NO.2 To Consider and if thought fit, to pass with or without modification(s) the following resolution as Ordinary Resolution. I “RESOLVED that in partial modification of the resolution passed at the 151Annual General Meeting of the Members of the Company held on 04.10.2007, the consent of the Company under the provisions of Section 293(1)(d) of the Companies Act, 1956 be and is hereby accorded to the Directors of the Company I Committee thereof to borrow monies from time to time, but so that the monies to be borrowed together with the monies already borrowed by the Company, for the time being (apart from temporary loans obtained from Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose, but shall not exceed the amount of Rs.800 Crores (Rupees Eight Hundred Crores only) at anyone time.”
						MGMT	No	DNA	DNA

ITEM NO.3 To consider and if thought fit, to pass with or without modification(s), the following resolution as Ordinary Resolution: “RESOLVED that Mis. R.Subramanian and Company, Chartered Accountants, Chennai, be and are hereby appointed as Statutory Auditors of the Company, to hold office from the conclusion of this Extra Ordinary General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors, in place of Mis Price Waterhouse, Chartered Accountants, who expressed their inability to act as statutory auditors of the Company since their associates Mis Price Waterhousecoopers Pvt. Ltd.” Mumbai are acting as consultants and advisers for restructuring of promoters’ shareholding in the Sujana Group of Companies and also for various business options and structures for Sujana Group of Companies.”
						MGMT	No	DNA	DNA

ITEM NO.4 To consider, and if thought fit, to pass with or without modification(s) the following resolution as Special Resolution: “RESOLVED that pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force), the Articles of Association of the Company be and are hereby altered as follows:
						MGMT	No	DNA	DNA

1. Article No ..2 relating to the interpretation of various terms used in the Articles of Association of the Company: The following new interpretations are being added: “Auditor” means and includes those persons appointed as Statutory Auditors by the Company for the time being. “Directors” means the Directors of the Company for the time being. “Board” or “Board of Directors” means a meeting or the Directors of the Company duly called and constituted, or, as “Board or Directors as the case may be the Directors assembled at a Board Meeting of Directors” or acting by circular resolution or the Directors of the Company collectively. “Member” means the duly registered holder, from time to time, of the shares of the Company and includes the subscriber to the Memorandum of the Company. “Secretary” means a Company Secretary within the meaning of Clause (c) of Sub-clause (1) of Sec.2 of the Company Secretaries Act, 1980 (Act, 56 of 1980) and includes any other individual possessing the prescribed qualifications and appointed to perform the duties which may be performed by a Secretary under this Act and any other ministerial and administration duties. “Beneficial Owner” means beneficial owner as defined in clause (a) of sub-sec (1) of Section 2 of the Depositories Act, 1996. “Depositories Act, 1996” includes any statutory modifications or reenactment thereof for the time being in force. “Depository” means a Depository as defined in clause (e) sub-section (1) of Section 2 of the Depositories Act, 1996. “Dividend” includes bonus and interim dividend. “Debenture” includes debenture stock. “Security” means and includes Share, Debenture and such other security as may be specified by the Securities and Exchange Board of India from time to time. “Securities and Exchange Board of India” or “SEBI” means the Securities and Exchange Board of India established under Section 3 of the Securities and Exchange Board of India Act, 1992.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

2. The existing Article No. 59 of the Articles of Association of the Company be and is hereby deleted and the following new Article No. 59 be substituted in its place: 59. Subject to the provisions of Section 111 of the Act, and Section 22A of the Securities Contracts (Regulation) Act, 1956 and any other law for the time being in force, the Board may in their absolute and unqualified discretion decline to register any transfer of shares, without assigning any reason thereof. The Board may also decline to recognize any instrument of transfer unless it is accompanied by the certificate(s) of the share to which it relates and such other evidence as the Board may reasonably require to show the right of the transferor to make the transfer. If the Board refuse to register a transfer of any shares, Company shall, within two months after the date on which the transfer was lodged with the Company send to the transferee and the transferor notice of the refusal, provided that the registration of a transfer shall not be refused on the ground of the transferor, being either alone or jointly with any other person indebted to the Company on any account whatsoever except a lien on the share. The Board may also refuse to register a transfer when any statutory prohibition or any attachment or prohibitory order of a competent authority restrains the Board from transferring the shares out of the name of the transferor or when a transferor objects to the transfer, provided he serves, on the Company within a reasonable time a prohibitory order of a court of competent jurisdiction. The existing Article No. 65 of the Articles of Association of the Company be and is hereby deleted and the following new Article No. 65 be substituted in its place: 65. A) A person becoming entitled to a share by reason of the holder shall be entitled to the same dividends and other advantages to which he would be entitled if he was the registered holder of the share except that he shall not, before being registered as member in respect of it to exercise any right conferred by membership in relation to meetings of the Company. Provided that the Board may at any time give notice requiring any such person to elect either to register himself or to transfer the share, and if the notice is not complied with within ninety day’s the Board may thereafter with hold payment of all dividends, bonuses or other moneys, payable in respect of the share until the requirements of the notice have been complied with. B) In case of transfer or transmission of shares or other-marketable securities where the Company has not issued any certificates and where such shares or securities are being held in an electronic and fungible form in a depository, the provisions of the Depositories Act, 1996 shall apply. C) Dematerialization of shares: 1. Definitions : For the purpose of this article: “Beneficial Owner” means the beneficial owner as defined in Clause (a) of Sub-Section (1) of Section 2 of the Depositories Act, 1996: “Depositories Ace’ means the Depositories Act, 1996 and shall include any statutory modification or re-enactment thereof for the time being in force. “Depository” means the Depository as defined under Clause (e) of Sub-section (1) of Section 2 of the Depositories Act, 1996. “Security” means such security as may be specified by Securities and Exchange Board of India from time to time. 2. Dematerialization of Shares: Notwithstanding anything contained in these Articles, the Company shall be entitled to dematerialize its existing shares, debentures and other securities, re-materialize its shares, debentures and other Securities held in the depositories and/or to issue its fresh shares, Debentures and other securities in a dematerialized form pursuant to the Depositories Act, 1996 and rules framed hereunder if any. 3. Securities in depositories to be in fungible form: All Securities held by a depository shall be dematerialized and be in fungible form. The provisions relating to progressive numbering shall not apply to the shares of the Company, which have been dematerialized. 4. Rights of Depository and beneficial owners: Notwithstanding anything to the contrary contained in the Act or these Articles, Depository shall be deemed to be the registered owner for the purposes of effecting transfer of ownership of security on behalf of the beneficial owner. Save as otherwise provided in (A) above, the depository as the registered owner of the securities shall not have any voting rights or any other rights in respect of the securities held by it. Every person holding securities of the Company and whose name is entered as the beneficial owner in the records of the depository shall be deemed to be a member of the Company. The beneficial owner of securities shall be entitled to all the rights and be subject to all the liabilities in respect of his securities which are held by a depository. 5. Transfer of Securities : Nothing contained in the Act or these Artie/as shall apply to transfer of securities affected by the transferor and the transferee both of whom are entered as beneficial owners in the records of a depository. In the case of transfer of securities where the Company has not issued any certificate and where such securities are being held in an electronic and fungible form, the provisions of the Depositories Act, 1996 shall apply 6. Register and Index of beneficial owners : Register and index of beneficial owners maintained by a depository under Depositories Act, 1996, shall be deemed to be the register and index of Members and Security holders for the purpose of these Articles.
						MGMT	No	DNA	DNA

4. The existing Article NO.122 of the Articles of Association of the Company be and is hereby deleted and the following new Article No.122 be substituted in its place: 122. The remuneration of every Director, inclusive of the Alternate Director, if any and the Debenture Director, if any, or a Special invitee if any, shall be such sum as may be prescribed by the Act or the Central Government from time to time for every meeting of the Board or a Committee of Directors attended by him. Notwithstanding anything contained in the Article, the Directors may at any time and from time to time at their absolute discretion resolve, without being bound to do so, for reasons of commercial expediency, to waive or forge a part or the whole of the remuneration payable to one or more of them under the aforesaid Article.
						MGMT	No	DNA	DNA

5. The existing Article NO.161 of the Articles of Association of the Company be and is hereby deleted and the following new Article No. 161 be substituted in its place: 161. Subject to the provisions of Section 383A of the Act, the Directors may, from time to time, appoint or remove any individual at their discretion (hereinafter called the Secretary) who shall have such qualifications as the authority under the Act may prescribe to perform any functions, which by the Act or these Articles are to be performed by the Secretary, and to execute any other purely ministerial and administrative duties which may from time to time be assigned to the Secretary by his Directors.
						MGMT	No	DNA	DNA

6, The existing Article NO.176 of the Articles of Association-of the Company be and is hereby deleted and the . following new Article No. 176 be substituted in its place: 176. Where the company has declared a dividend but which has not been paid or the dividend warrant in respect thereof has not been posted within 30 days from the date of declaration to any shareholder entitled to the payment of the dividend, the Company shall within 7 days from the date of expiry of the said period of 30 days, open a special account on that behalf in any scheduled bank called “Unpaid Dividend Account of Sujana Towers Limited” and transfer to the said account, the total amount of dividend which remains unpaid or in relation to which no dividend warrant has been posted. Any money transferred to the unpaid dividend account of the Company which remains unpaid or unclaimed for a period of Seven years from the date of such transfer, shall be transferred by the company to the ‘Investor Education and Protection Fund’ established under Sub section (1) of Section 205C of the Companies Act, 1956.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Cummins India Limited	KKC IN	629483 IN	11/20/2008	Postal Ballot
To consider and if thought fit to pass the following resolution as an Ordinary Resolution through Postal Ballot under the provisions of Section 293(1) (a) of the Companies Act, 1956. RESOLVED that pursuant to Section 293 (1) (a) and other applicable provisions, if any of the Companies Act, 1956 and subject to such other approvals as may be required, consent be and is hereby accorded for disposal of the Company’s Power Generation Rental Power Business to Aggreko Energy Rental India Private Limited as a going concern for a total consideration of not less than RS.300 million (inclusive of stamp duty but exclusive of applicable taxes) subject to fulfillment of the terms and conditions contained in Business Transfer Agreement dated November 20, 2008 and such other terms and conditions as the Board of Directors of the Company may deem fit and appropriate and that the Board of Directors be and are hereby authorised to do all such acts, deeds, matters and things as may be deemed necessary or expedient to give effect to this resolution.
						MGMT	Yes	For	For
PUNJAB NATIONAL BANK	PNB IN	6526759	12/26/2008	New Delhi
NOTICE IS HEREBY GIVEN pursuant to Regulation 56 of the Punjab National Bank (Shares and Meetings) Regulations, 2000 that an Extraordinary General Meeting of the Shareholders of PUNJAB NATIONAL BANK will be held on Monday, the 26th December 2008 at 11.30 a.m. at FICCI Auditorium, Tansen Marg, New Delhi-110 001 to transact the following business: To elect THREE directors from amongst the shareholders of the Bank, other than the Central Government, in respect of whom valid nominations have been received in terms of Section 9 (3) (i) of The Banking Companies (Acquisition and Transfer of Undertakings) Act, 1970, (hereinafter referred to as the “Act”), read with the Nationalized Banks (Management and Miscellaneous Provisions) Scheme, 1970 (hereinafter referred to as the “Scheme”) and the Punjab National Bank (Shares and Meetings) Regulations, 2000 (hereinafter referred to as the “Regulations”) and Notification No DBOD.No BC No 46/4729.39.001/2007-08 dated 01.11.2007 of Reserve Bank of India (hereinafter referred to as “RBI Notification”) and to pass the following resolutions:- “RESOLVED THAT three Directors elected from amongst shareholders other than Central Government pursuant to Section 9(3)(i) of the Act read with the Scheme and the Regulations made there under and RBI Notification be and are hereby appointed as Directors of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of three years from the date of such assumption.”
						MGMT	No	DNA	DNA
BANK OF BARODA	BOB IN	6099778 IN	12/23/2008	Vadodara
NOTICE is hereby given that an Extraordinary General Meeting of the Shareholders of the Bank will be held on Tuesday, 23rd December, 2008 at 10.00 a.m. at Prof C Mehta General Education Auditorium, D N Hall Ground, M S University, Pratapganj, Vadodara 390 002 to transact the following business. To elect three directors from amongst shareholders of the Bank other than Central Government, in respect of whom valid nominations as prescribed have been received, in terms of Section 9(3)(i) of The Banking Companies (Acquisition and Transfer of Undertakings) Act, 1970 (hereinafter referred to as the “Act”) read with The Banking Regulations Act, 1949, Nationalized Banks (Management And Miscellaneous Provisions) Scheme, 1970 (hereinafter referred to as the “Scheme”) and Bank of Baroda General (Shares and Meetings) Regulations, 1998 made pursuant to section 19 of the Act, (hereinafter referred to as the “Regulations”) and Notification No. DBOD No. BC.No.46/29.39.001/200708 dated 01.11.2007 of Reserve Bank of India (hereinafter referred to as ‘RBI Notification’) to fill the vacancies in the office of the elected Directors, whose term of office is expiring on 15111 November, 2008 — and to pass the following resolution:-
						MGMT	No	DNA	DNA

“RESOLVED THAT three Directors elected from amongst shareholders, other than the Central Government, pursuant to Section 9(3)(i) of the Act read with Scheme and Regulations made there under and RBI Notification, be and are hereby appointed as the Directors of the Bank to assume office from the date following the date on which he/she is elected and hold office until the completion of a period of three years from the date of such assumption.”
						MGMT	No	DNA	DNA
AMTEK AUTO LIMITED	AMTEK In	B02ZJ27	12/31/2008	Gurgaon
ORDINARY Business 1. To receive. consider and adopt the Audited Balance Sheet of the Company as at 30th June. 2008. the Audited Profit and Loss Account for the year ended on that date. together with the reports of the Board of Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Mr. Arvind Dharn. who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. John Ernest Flintham, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To declare dividend.	MGMT	No	DNA	DNA
					5. To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting.	MGMT	No	DNA	DNA
UNITED SPIRITS LIMITED	UNSP IN	6576992	12/26/2008	Bangalore
NOTICE IS HEREBY GIVEN OF THE NINTH ANNUAL GENERAL MEETING of the Company to be held at Dr. B.R. Ambedkar Bhavana, Miller’s Road, Vasanthanagar, Bangalore — 560 052 on Friday, December 26, 2008 at 10.15 a.m. for the following purposes:
						MGMT	No	DNA	DNA
					1. To receive and consider the accounts for the year ended March 31, 2008 and the reports of the Auditors and Directors thereon;	MGMT	No	DNA	DNA
					2. To declare dividend on Preference Shares;	MGMT	No	DNA	DNA
					3. To declare dividend on Equity Shares;	MGMT	No	DNA	DNA
					4. To elect a Director in the place of Mr. M.R. Doraiswamy Iyengar, who retires by rotation and being eligible, offers himself for re-appointment;	MGMT	No	DNA	DNA
					5. To elect a Director in the place of Mr. B.M. Labroo, who retires by rotation and being eligible, offers himself for re-appointment;	MGMT	No	DNA	DNA
					6. To appoint Auditors and fix their remuneration.	MGMT	No	DNA	DNA

7. Revision in the terms of remuneration payable to Mr. Vijay Kumar Rekhi, Managing Director: To consider and if thought fit, to pass with or without modification(s), the following Resolution as a Special Resolution: RESOLVED that in partial modification to the Resolution No.8 passed at the 7th Annual General Meeting of the Company held on December 28, 2006 and in accordance with the provisions and subject to the limits prescribed under Sections 198, 269, 309, 310, Schedule XIII and any other applicable provisions of the Companies Act, 1956 and Rules framed there under and any statutory modification or re-enactment thereof, approval of the Company be and is hereby accorded to the revision in the range of Basic Salary under the heading ‘Salary’ payable to Mr. Vijay
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Kumar Rekhi (Mr. V.K.Rekhi) Managing Director of the Company from the existing Rs.500,000/- to Rs. 900,000/- per month, to Rs. 500,000/- to Rs. 1,500,000/- per month, with authority to the Board of Directors to decide increments within the above basic salary range from time to time and proportionate increases in all benefits related to the quantum of salary, with all the other terms and conditions remaining unchanged, for the remaining period of his five year term of office i.e., up to April 18, 2011. Further RESOLVED that the remuneration aforesaid by way of salary, special allowance, performance evaluation payment, perquisites, benefits, amenities and facilities, shall be the minimum remuneration payable to Mr. V.K.Rekhi, notwithstanding the absence or inadequacy of profits in any financial year of the Company during the remaining period of his five year term of office i.e., up to April 18, 2011, subject to approval of the Central Government, if required. Further RESOLVED that in the event of any relaxation made by the Government in the guidelines or ceiling on Managerial Remuneration during the remaining term of office of Mr. V.K.Rekhi, the remuneration (including minimum remuneration) payable to him as Managing Director shall be increased as the Board of Directors may deem fit in accordance with the guidelines or ceiling. Further RESOLVED that the Board of Directors of the Company or a Committee thereof be and is hereby authorized to take all such steps as may be necessary, proper and expedient to give effect to this Resolution.

STATE BANK OF INDIA	SBIN IN	6100799	1/12/2009	Mumbai	1. To elect one Director to the Central Board of the Bank under the provisions of Section 19© read with Section 25(2) of the State Bank of India Act, 1955.	MGMT	Yes	For	For
					2. The election is being held to fill the vacancy caused by the resignation of Sri Suman Kumar Bery, particulars of which are furnished below	MGMT	Yes	For	For
					3. The term of the Director elected will be for the remaining unexpired period i.e from 13th January 2009 to 23rd June 2011.	MGMT	Yes	For	For

4. The nomination forms for the election of the Shareholder director, are available with the Secretariat of the Chief General Managers at all the Local head offices and the Central Board Secretariat at the Central office (corporate Centre) of the Bank. The nomination forms, duly filled up, with all connected documents should be submitted to the Bank at its Central Office (Corporate Centre) by 5:45: pm on or before Monday, the 15th December, 2008(closing date). No nomination form received after the closing date will be considered. The cover should be super scribed “NOMINATION FORM FOR ELECTION FO SHAREHOLDER DIRECTOR” and addressed to:
						MGMT	Yes	For	For

5. Any shareholder with 50 shares and above, registered for a minimum period of 3 months prior to the date of the meeting and who continues to be a shareholder in the Register of the Bank’s shareholders as on the date of election, is eligible to vote.
						MGMT	Yes	For	For

6. Any Shareholder with 500 and above unencumbered shares registered in his/her own right and not disqualified under Section 22 of State Bank of India Act 1055 and Section 20 of the Banking regulation Act, 1949 is eligible to contest the election.
						MGMT	Yes	For	For
NETWORK 18 MEDIA AND INVESTMENTS LIMITED	NETM IN	B1JRSGO	1/9/2009	New Delhi
1. To consider and if thought fit to pass with .or · without modifications the following resolution as a Special Resolution: “RESOLVED THAT consent of the Detachable Warrant holders of the Company be and is hereby accorded to amend the Warrant Exercise Period from existing 24 to 48 months from the date of allotment as stated in the Letter of Offer dated March 7, 2008 to any period commencing after 3 months to 12 months from the date of allotment. RESOLVED FURTHER THAT Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Manager-Corporate Affairs & Company Secretary of the Company be and are hereby severally authorised to obtain necessary permissions, consents and undertake the necessary filings, if any, to the extent necessary with the appropriate authorities, and further undertake all such acts, deeds and things as may be necessary to give effect to the intent and purpose hereof, including execution or signing of all documents in relation thereto.”
						MGMT	NO	DNA	DNA
INDO TECH TRANSFORMERS LIMITED	INDT IN	B0YK7P9 IN	1/12/2009	Chennai
SPECIAL BUSINESS ITEM Noël A) SALE/DISPOSAL OF THE PROPERTY OF THE COMPANY To consider and if thought fit to pass with or without modifications(s) the following resolution intended to be passed as an ordinary resolution:
						MGMT	NO	DNA	DNA

RESOLVED THAT subject to Regulation 23 of the SEBI (Substantial Acquisition of Shares &Takeovers) Regulations 1997 and applicable provisions. if any. of the Companies Act. 1956, the approval of the shareholders be and is hereby accorded to the Board of Directors/Committee [constituted by the Directors for this purpose] for the sale of an immovable property of the Company situated at Old No.32 [New No.6] Sardar Patel Road [formerly Elliots Beach Road] Gqindy. Chennai 600032. for a consideration as may be decided by the Board of Directors/Committee thereof
						MGMT	NO	DNA	DNA

RESOLVED FURTHER THAT the Board of Directors or the Committee thereof. be and are herby authorized to do all acts. deeds. execute and to sign necessary agreements. documents and other papers. affix the Common Seal as required. aI).To authorize any other person to act on its behalf for the purpose of giving effect to the above resolution and to file necessary forms with prescribed authorities as may be required.
						MGMT	NO	DNA	DNA

B) DECLARATION OF DIVIDEND Upon passing of the above resolution. to consider and if thought fit to pass with or without modification( s) the following resolution intended to be passed as an ordinary resolution: RESOLVED THAT the Board of Directors be authorized to declare and distribute a second Interim Dividend out of the profits of the Company to the extent of the net cash inflow arising out of the sale of the surplus asset as given in item A above subject to the applicable laws. taxes and receipt of the sale proceeds from the sale of the above asset.
						MGMT	NO	DNA	DNA
PUNJ LLOYD LIMITED	PUNJ IN	B1VJSG4 IN	1/30/2009	Postal Ballot
Ordinary Resolution to be passed through Postal Ballot: To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “Resolved that the consent of the Company be and is hereby accorded pursuant to the provisions of Sections 293(1)(d) of the Companies Act, 1956 and Articles of Association of the Company, to the Board of Directors of the Company to borrow any sum or sums of money from time to time, for the purpose of business of the Company on such terms and conditions and with or without security as the Board of Directors may in its absolute discretion thinks fit, notwithstanding that the money or monies to be borrowed together with the monies already borrowed by the Company (apart from the temporary loans obtained from the Company’s Banker in the ordinary course of Business) may exceed the aggregate paid up share capital of the Company and its free reserves (Le. reserves not set apart for any specific purpose) provided, however, that the total borrowings outstanding at any one time including the monies already borrowed shall not exceed a sum of Rs. 5000,00,00,000/- (Rupees five thousand crores only).”
						MGMT	Yes	For	For
ICICI BANK LIMITED	ICICIBC IN	6100368	2/11/2009	Postal Ballot
1. To consider and if thought fit to pass the following Resolution as an Ordinary Resolution: Resolved that Mr. K.V Jamath in respect tofu whom the Company has received notices in writing along with a deposit of Rs 500 for each notice, from some of its Members proposing him as a candidate for the office of director under the provisions of Section 257 of the Companies Act, 1956 and who is eligible for appointment to the office of director, be appointed as a Director of the Company effective May 1, 2009.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

2. To consider and if thought fit to pass the following Resolution as an Ordinary Resolution: Resolved that pursuant to the provisions of the Companies Act 1956, Banking Regulation Act 1949, Articles of Association of the Company and subject to the approval of Government of India and Reserve Bank of India and such other approvals to the extent required and subject to such terms and conditions as may be prescribed while granting such approval’s Mr. K. V. Kamath, being appointed as non-executive Chairman of the Company for a period of five years, effective May 1,2009 upto April 30, 2014 to be paid a remuneration of Rs. 2,000,000 per annum and be entitled to payment of sitting fees, maintaining of a Chairman’s office at the Bank’s expense, bearing of expenses by the Bank for travel on official visits and participation in various forums (both in India and abroad) as Chairman of the Bank and bearing of travel/halting/other expenses &allowances by the Bank for attending to his duties as Chairman of the Bank. Resolved Further that the Board be and is hereby authorized to do all such acts, deeds, and things, and to execute any document or instruction etc. as may be required to give effect to this Resolution.
						MGMT	Yes	For	For

3. To consider and if thought fit to pass the following Resolution as an Ordinary Resolution: Resolved that Ms. Chanda D. Kochhar in respect of whom the Company has received notices in writing along with a deposit of Rs 500 for each notice, from some of its Members proposing him as a candidate for the office of director under the provisions of Section 257 of the Companies Act, 1956 and who is eligible for appointment to the office of director, be appointed as a Director of the Company effective April 1, 2009.
						MGMT	Yes	For	For

4. To consider and if thought fit to pass the following Resolution as an Ordinary Resolution: Resolved that pursuant to the applicable provisions of the Companies Act 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association o the Bank and subject to the approval of Reserve Bank of India, and such other approvals tot he extent required, and subject to such terms and conditions as may be prescribed while granting such approvals, Ms. Chanda D. Kochhar be re-appointed as Joint Managing Director and Chief Financial Officer from April 1, 2009 upto April 30, 2009 on the same terms including as to remuneration as at present and be appointed as Managing director and Chief Execution Officer effective may 1, 2009 upto march 31, 2014 on payment of the following remuneration Salary in the range of Rs. 700,000 to Rs. 1,350,000 per month Perquisites: perquisites evaluated as per income-tax Rules, wherever applicable, and at actual cost to the Bank in other cases) like the benefit of the company’s furnished accommodation, gas, electricity, water, and furnishings, club fees, personal insurance, use of car and telephone at residence or reimbursement of expenses in lieu thereof, payment of income-tax on perquisites by the Bank to the extent permissible under the Income-Tax Act 1961, and Rules framed hereunder; medical reimbursement, leave and leave travel concession, education benefits, provident fund, superannuation fund, gratuity, and other retirement benefits, in accordance with the schema/s and rule/s applicable to retired Wholetime Directors of the Bank or the members of the staff, as the performance parameters as may be laid down by the Board or any Committee thereof, and subject to such other approvals as may be necessary. case may be, from time to time, for the aforesaid benefits. In case company-owned accommodation is not provided, Ms. Kochhar shall be eligible for house rent allowance of Rs. 100,000 per month and maintenance of accommodation including furniture, fixtures and furnishings as may be provided by the Bank. Bonus: An amount up to the maximum limit permitted under Reserve Bank of India guidelines or any modifications thereto, as may be determined by the Board or any Committee thereof, based on achievement of such Resolved Further that the Board or any Committee thereof, be and is hereby authorised to decide the remuneration(salary,perquisites and bonus) payable to ms. Chanda D. Kochhar, within the terms mentioned above, subject to the approval of Reserve Bank of India, from time to time. Resolved Further that in the event of absence or inadequacy of net profit in any financial year, the remuneration payable to ms. Chanda D. Kochhar shall be governed by Section II of Part II of the Schedule XIII of the Companies Act, 1956 or any modifications thereof or if so permitted, by the Board or any Committee thereof. Resolved Further that Ms. Chanda D. Kochhar shall not be subject to retirement by rotation during her tenure as the Joint Managing Director and Chief Financial Officer and as the Managing Director and Chief Executive Officer RESOLVED FURTHER THAT the Board be and is hereby authorized to do all such acts, deeds and things and to sign all such documents as may be necessary, expedient and incidental thereto to give effect to this resolution .”
						MGMT	Yes	For	For
GAMMON INDIA LIMITED	GMON IN	B06HC20	2/20/2009	Mumbai
Take notice that for the purpose of considering, and, if thought fit, approving with or without . modification(s), the Scheme of Amalgamation of Associated Transrail Structures Limited, the Transferor Company with Gammon India Limited, the Applicant Company / Transferee Company. The Hon’ble High Court of Judicature at Bombay has appointed Mr. Manish Desai, Advocate and failing him ME;.Himanshu Parikh, Director of the Applicant Company and failing him Ms. Gita Bade, Company Secretary of the Applicant Company, to be the Chairman of the meeting. A copy of the Scheme of amalgamation, the Statement under Section 393 of the Companies Act, 1956, the Attendance Slip and Form of Proxy are enclosed.
						MGMT	Yes	For	For
AXIS BANK LIMITED	AXSB IN	6136482	2/24/2009	Postal Ballot
To consider and, if thought fit, to pass the following resolution as a special resolution: “RESOLVED THAT pursuant to Section 31 and other applicable provisions of the Companies Act, 1956, the existing Articles of Association of the Company be and are hereby altered in the following manner: I. Article 2 (A) (viii) be substituted by the new Article 2 (A) (viii) as under:
						MGMT	Yes	For	For

“Chairman” (viii) “Chairman” means the Chairman of the Board of the Directors, functions in a Non-Executive capacity. II. The following be inserted as Article 2 (A) (xii): “Managing Director” (xii) “Managing Director” means a Whole Time Director of the Company who also functions as the Chief Executive Officer of the Company and is responsible for the day-to-day management of the Company. III. Article 89 (1) be substituted by the new Article 89 (1) as under: The Board of Directors of the Company shall include: (a) The Chairman, who shall be nominated by the Specified Undertaking of the Unit Trust of India (SUUTI) and who shall not be liable to retire by rotation; (b) The Managing Director in whole time employment of the Company, appointed by the Board of Directors of the Company and who shall also not be liable to retire by rotation; (c) Three Directors nominated by SUUTI. IV. The principal caption of Articles 118 and 119 be changed to “Chairman, Managing Director and other Whole-Time Directors” from “Chairman and other Whole-Time Directors.”

V. The caption of Article 118 be changed to “Appointment of Chairman, Managing Director and Whole-time Directors” from “Board may appoint Executive Chairman and Whole-time Directors.”

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

VI. Article 118 (1) be substituted by the new Article 118 (1) as under: The

Board shall, subject to its obtaining approvals of Regulatory Agencies which are required under any law for the time being in force, and subject to the other provisions of these Articles, appoint and re-appoint from time to time one of the Directors to be the . Chairman, to act as Non-Executive Chairman, and another of the Directors to be the Managing Director of the company to act as the Whole-time Managing Director of the Company. VII. The caption of Article 119 be changed to “Casual or temporary vacancy of Managing Director” from “Casual or temporary vacancy of Chairman.” VIII. The word “Chairman” wherever appearing in Article 17 (4), 118 (2), 118 (3), 118 (4), 118 (6), 118 (7), 118 (8), 119, 120, 144 (1), 171 be replaced by the words “Managing Director.”

PUNJ LLOYD LIMITED	PUNJ IN	B1VJSG4 IN	2/28/2009	New Delhi
Take Notice that by an Order made on January 20, 2009, the Hon’ble High Court of Delhi has directed that a meeting of the equity shareholders of the company be held at Air Force Auditorium, Subtotal Park, New Delhi on 28th day of February 2009 at 12:00 noon for the purpose of considering and if thought fit, approving with or without modification, the arrangement embodied in the Scheme of Arrangement between Punj Lloyd Limited, the Applicant Company and Mis PL Engineering Private limited, the Transferee Company and their respective shareholders and creditors. Take further Notice that in pursuance of the said order, a meeting of the equity shareholders of the applicant company will be held at Air ‘Force Auditorium, Subtotal Park, New Delhi 110010 on 28th day of February 2009, at 12.00 noon when you are requested to attend. Take further notice that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, is deposited at the registered office of the company at Punj Lloyd House, 17-18, Nehru Place, New Delhi -110019, not later than 48 hours before the meeting.
						MGMT	No	DNA	DNA
JINDAL SAW LIMITED	JSAW IN	6152723	3/7/2009	Mathura
In the Matter of Scheme of Amalgamation of: High gate Consultants Limited, a company incorporated in British Virgin Islands, under the provisions of the BVI Business Companies Act, 2004 having its registered office at PO Box 3469, Road Town, Tortola, British Virgin Islands With: Jindal Saw Limited, a public limited company incorporated under the provisions of the Companies Act, 1956, and having its registered office at A-1 UPSIDC Industrial Area, Nandgaon Road, Kosi Kalan, Mathura Take notice that vide an order dated 1/28/09, the Court has directed that a meeting of the Creditors of the Applicant Company be held at the registered office situated at A-1 UPSIDC Industrial Area, Nadgaon Road, Kosi Kalan, Mathura on Saturday the 7th march 2009 at 2PM for the purpose of considering and if thought fit, approving, with or without modification, the proposed Scheme of Amalgamation of the Transferor Company with the Transferee Company as Named Above.
						MGMT	No	DNA	DNA
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	3/27/2009	Jaypee Institute of IT University
Take notice that by an order made on 09-02-2009, the Court has directed that a meeting of the Equity Shareholders of Jaiprakash Associates Limited be held at the pretnises of Jaypee Institute of Information Technology University, A-10, Sector 62, NOIDA- 201307 (UP), INDIA on FRIDAY, the 27’” March, 2009, aHQ/30 AM for the purpose of considering, and if thought fit, approving, with or without modification, the proposed Scheme of Amalgamation of the Transfer Companies with the Transferee Company as named above and also approving, with or without modification, by separate resolution, the proposed provisions relating to creation of Trust in respect of the shares held by the Applicant Companies in each other, which are not to be cancelled, in terms of Clauses 5.02 to 5.05 of the Scheme. Take further notice thatlf1 pursuance of the said order, a meeting of the Equity Shareholders of the Company will be held at the premises of Jaypee Institute of Information Technology University, A-10, Sector 62, NOIDA- 201307 (UP), INDIA on FRIDAY, the 27’” March, 2009 at 10.30 AM, when you are requested to attend. Take further notice that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, is deposited at the Registered Office of the Company at Sector 128, Noida 201 304 (U.P.), INDIA not later than 48 hours before the meeting. This Court has appointed Shri S.D. Singh, Advocate, and failing him, Shri Diptiman Singh, Advocate, to be the Chairman of the said meeting. A copy each of the Scheme of Amalgamation, the Statement under Section 393 and a form of proxy is enclosed.
						MGMT	No	DNA	DNA
AMBUJA CEMENTS LIMITED	ACEM IN	B09QQ11	4/6/2009	Gujarat	1, .To, consider and adopt the Profit & Loos Account for the Financial Year ended 31st December, 2008 and the Balance Sheet at that date and the Directors and Auditors therein	MGMT	No	DNA	DNA
					2. To declare equity dividend	MGMT	No	DNA	DNA
					3. To appoint ,a Director in place of Mr. Weptia, who retires . by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoints Director in place of Mr. Narotam Sekhsaria, who retires by rotation and being. eligible:, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. M. L Bh’akta. who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a director place of Mr: AL Kapur, ‘Who retires by rotation and being eligible. offers himself for reappointment.	MGMT	No	DNA	DNA

7. To appoint M/sS, Rsoci & Associates, retiring. Auditors as Auditors of the company to hold office from the conclusion of this meeting until conclusion of the next, Annual General Meeting of the company and to fix their remuneration.
						MGMT	No	DNA	DNA

8. To consider and if thought fit, to pass, with or without modification(s), the following Resolution as an Ordinary Resolution “RESOLVED that pursuant to the provisions. of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr: Naresh Chandra, who was appointed as an Additional Director of the company and Who under ‘Section 260 of the Companies Acti1956 holds Office only upto the date of this Annual General Meeting and being eligible, offers himself for appointment and in respect of whom the company has received appointment and in respect of whom the company has received .notice in, writing from one of the members pursuant to the provisions of Section 257 of the Companies Act, 1956, signifying his intention to propose the candidature of Mr. Naresh Chandra for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.’
						MGMT	No	DNA	DNA

9. To consider and if thought fit, to pass, ,With or without modification(s), the following Resolution as an Ordinary Resolution: RESOLVED that pursuant 10 the provisions of Section 257 and all other applicable: provisions, if any, of the Companies Act, 1956 Mr. One, who was appointed as a Director of the company pursuant to Section 262 of the Companies Act, 1956 to flit the casual vacancy caused by the resignation of Mr. Nirmalya Kumar and holds office till such time Mr. Nirmalya Kumar would have held the office and being eligible, offers himself for appointment and in respect of whom the company
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

has received notice in writing from one of the members pursuant to the provisions of Section 257 of the Companies Act, 1956, signifying his intention to propose the candidature of Mr. One van der Weijde for the office of Director, is hereby appointed as a Director of the company, not liable to retire by rotation.”

10. To consider and if thought fit, to pass, with or without modification(s), the following Resolution as a Special Resolution:- “RESOLVED that pursuant to the provisions Of Sections 198, 269, 309, 310, 311 and all other applicable provisions, if any, of the Companies Act, 1956; read with Schedule XIII to the said Act as amended. and subject to such, permissions, consents and approvals from various authorities ‘as may be required and subject to such conditions, if any, that m y be imposed by any while granting their permissions, consents and approvals and which~ the Board of Directors is Hereby authorised to accept, the company hereby accords its consent and approval to, the re-appointment of Mr. AL Kapur as Managing Director of the company for a period of 1 (One) year with effect from 1st May, 2009 on the terms and conditions set out below:- I. Remuneration: a) Salary: Rs. 10:50 lac per month. b) Performance Bonus: Performance Bonus of such amount for each Corporate Financial Year or part thereof as may be decided by the Board of Directors (which induces any Committees thereof, subject, however, that the total remuneration (i.e. salary, perquisites and performance bonus) in anyone financial year shall not exceed the limits prescribed under Sections 198, 309 and other applicable provisions of the Companies Act,1956 read with Schedule XIII to the Act, as may for the time being be in force. c) perquisites: (I) Housing 1) Free furnished residential accommodation or house rent allowance @ 60% of the salary. 2) Expenses pertaining to electricity and gas will be borne/reimbursed by the company. (Ii) Medical Reimbursement of actual medical expenses incurred in India and/or abroad including hospitalization, nursing home and surgical charges for himself and family (Iii) Leave I Holiday Travel Expenses .. Reimbursement of all the expenses (like travel fare, lodging, boarding, .conveyance and other expenses) incurred for self and family during the leave / holiday , travel periods, whenever undertaken, whether in India or abroad. (iv) Club Membership f.”,. Annual Subscription fee for one . (v) Personal Accident Insurance Personal Accident Insurance Policy for an amount, the annual premium of which shall not exceed Rs.20000/- p.a. (vi) Contribution to Provident Fund, Superannuation and Annuity Fund The Company’s contribution Fund and .Superannuation or Annuity Fund not exceeding 30% of salary in aggregate. (vii) Gratuity at the rate of half-month’s salary for each completed year of service. (viii) Leave Entitled for leave with full payer encashment thereof as per the rules of the Company. (Ix) Other perquisites Subject to overall ceiling on remuneration mentioned herein below, Mr A.L. Kapur, Managing Director may be given any other allowances, benefits and perquisites as the Board of Directors which includes any Committee thereof may from time to time decide. Explanation : Perquisites shall be evaluated as per Income Tax Rules, wherever applicable and in absence of any such rule, perquisites shall be evaluated at actual cost. (d) Amenities: (i) Conveyance facilities h The Company shall provide suitable vehicle. All the repairs, maintenance and running expenses including driver’s salary shall be reimbursed by the Company. (Ii) Telephone, fax and other communication facilities The Company shall provide telephone, telefax and other communication facilities at the Managing Director’s residence. All the expenses incurred shall be reimbursed by the Company. II. Overall remuneration: . The aggregate of salary, performance bonus and perquisites in anyone financial year shall not exceed the limits prescribed under Section 198, 309 and other applicable provisions of the Companies Act, 1956 read with Schedule XIII to the said Act as may for the time being be in force. III. Minimum remuneration : In the event of loss or inadequacy Of profits in any financial year during the currency of tenure of service of the Managing Director, the payment of salary, performanc~.Qw1us, perquisites and other allowances shall be governed by he limits prescribed under Section II of Perth of Schedule XIIIJ;if,the Companies Act, 1956 as may for the time being be in force. “RESOLVED FURTHER that the Managing Director shall be entitled to be paid / reimbursed by the company a l costs, charges and expenses as may be incurred by him for the purposes of or on behalf of the company.” “RESOLVED FURTHER that the Company do execute a suitable agreement with Mr. A. L. Kapur, Managing Director incorporating the terms and conditions of his re-appointment for the aforesaid period.
						MGMT	No	DNA	DNA

11 “RESOLVED that pursuant to the provisions of Section 81 (1A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof for the time being in force), the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme and Guidelines .1999.as.amended from time to time (the “Guidelines”) subject to such approvals, consents, permissions and sanctions as may be necessary from appropriate authorities of tax and subject to such conditions as may be prescribed any of them while granting such committee thereof) be and is hereby authorised to accept; the approval of the company be and is hereby accorded to the Board to create, offer and grant an aggregate of upto seventy five lacs (75,00,000) options to the employees (as defined under the Guidelines) of the company, each option convertible into one equity share of the face value of Rs. 2/- each on payment of such exercise price as may be decided by the >Board and as per the terms and conditions framed / to be framed by the Board with regard to the Employee Stock Option Scheme (“hereinafter referred as ESOS 2009”).” “RESOLVED FURTHER that the Board be and is hereby authorised to issue and, allot equity share as and when the options are exercised in accordance with the terms and conditions of the said ESOS 2009.” ‘ ‘RESOLVED FURTHER that the Board be and is hereby authorised to modify or amend any of the terms’ and conditions of the ESOS 2009 as and when deemed fit, in its absolute discretion, subject to the condition that such modification / amendment shall always be in accordance with the provisions of the said Guidelines and the provisions of the Companies Act, 1956.” “RESOLVED FURTHER that for the purpose of giving deflect to this Resolution, the Board be and is hereby authorised to do and perform all such acts,. deeds, matters and things as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to the grant of options I issue & allotment of shares and utilisation of the proceeds and to finalise and execute all documents and writings as may be necessary, desirable or expedient.”
						MGMT	No	DNA	DNA

12. To consider and if thought fit, to pass, with or without modification(s), the following Resolution as a Special Resolution: — “RESOLVED that in partial modification to the resolutions passed by the shareholders in the past and pursuant to clause 7.2 of the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 as may for the time being be in force, the employees working in Information Technology Department of the Company and who have resigned arc may resign from the Company and have joined or may join the firms contracted by the Company for providing IT services to IT, be and are hereby made entitled to exercise their vested options under all tie past Employee Stock Option Schemes, which are for the time being in force, within the validity period of each scheme, notwithstanding the present situation under the said Employees Stock Option Schemes that the outstanding stock options shall lapse upon cessation of the employment.” “RESOLVED FURTHER THAT the Compensation and Remuneration Committee ‘Of the Directors is hereby authorised to settle all the issues I doubts as may arise anytime in More with regard to this resolution, however, Within the above referred SEBI guidelines.’
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RELIANCE INDUSTRIES LIMITED	RIL IN	6099626	Mumbai	4/4/2009
TAKE NOTICE that by an Order made on the 6th day of March, 2009, in the above Company Application, the High Court of Judicature at Bombay has directed that a meeting of the Equity Shareholders of the Applicant Company be convened and held on Saturday, the 4th day of April, 2009 at 11:00 a.m. (1100 hours) at Birla Matushri Sabhagar, 19 Marine Lines, Mumbai — 400 020, for the purpose of considering and, if thought fit, approving with or without modification(s), the Scheme of Amalgamation of Reliance Petroleum Limited with Reliance Industries Limited. TAKE FURTHER NOTICE that in pursuance of the said Order and as directed therein, a meeting of the Equity Shareholders of the Applicant Company will be convened and held on Saturday, the 4th day of April, 2009 at 11:00 a.m. (1100 hours) at Birla Matushri Sabhagar, 19 Marine Lines. Mumbai — 400 020, at which time and place you are requested to attend. TAKE FURTHER NOTICE that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, or your authorised representative, is deposited at the registered office of the Applicant Company at 3rd Floor, Maker Chambers IV, 222, Nariman Point, Mumbai- 400 021, not later than 48 hours before the commencement of the said meeting. The High Court of Judicature at Bombay has appointed Mr. Justice B. N. Srikrishna (Retd.), in his absence Mr. M. L. Bhakta, independent director of the Applicant Company and in his absence Mr. Y. P. Trivedi, independent director of the Applicant Company, to be the Chairman of the said meeting. A copy each of the Statement under Section 393 of the Companies Act, 1956, a copy of Scheme and a Form of Proxy is enclosed.
						MGMT	Yes	For	For
GLAXOSMITHKLINE PHARMACEUTICALS LIMITED	GLXO IN	6117982	Mumbai	4/2/2009
ORDINARY BUSINESS 1. To receive, consider and adopt the Audited Balance Sheet as at 31st December 2008 and the Profit and Loss Account for the year ended as on that date and the Reports of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare Dividend on Equity Shares for the year ended 31st December 2008.	MGMT	Yes	For	For
					3. To appoint a Director in place of Dr. A. Banerjee who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. N. Kaviratne who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. P. V. Nayak who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For

6. To appoint Mis. Price Waterhouse & CQ., Chartered Accountants, as Auditors of the Company (including all its branches) to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company and to authorise the Audit Committee to fix their remuneration.
						MGMT	Yes	For	For

SPECIAL BUSINESS 7. To consider and, if thought fit, to pass, with or without modification, as an Ordinary Resolution the following: “RESOLVED THAT pursuant to Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956, including any statutory modifications or re-enactments thereof, and all other statutory provisions, if any, the consent of the Company be and it is hereby accorded to the re-appointment of Dr. A. Baneee as the Whole-time Director of the Company for a period from 151 January 2009 to 315t July 2011, on the terms, conditions and stipulations, including remuneration as contained in an Agreement to be entered into between the Company and Dr. A. Baneee, a draft whereof is placed before the Meeting and which for the purpose of identification is initialed by the Managing Director. RESOLVED FURTHER THAT the Board of Directors be and it is hereby authorised to take all necessary or desirable steps for the aforesaid purpose and matters incidental thereto.”
						MGMT	Yes	For	For
AMTEK AUTO LIMITED	AMTK IN	B02ZJ27	Postal Ballot	New Delhi
To consider and if thought fit, to give assent/dissent to the following Resolution As Ordinary Resolutions: 1. To Consider and if thought fit to pass through postal ballot, the following resolution as an Ordinary Resolution “Resolved that pursuant to the provisions of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1056 (including any statutory modifications or re-enactment thereof, for the time being in force) and such other approvals as may be necessary, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter called the Board and which term shall be deemed to include any Committee, which the Board may have constituted or hereinafter constitute to exercise its powers including powers conferred by this resolutions and with the power to delegate such authority to any persons or persons to mortgage, lease, transfer, sell, or otherwise disposes off and/or create charge in addition to charge created/to be created by the Company, on all or any of the moveable and/or immoveable tangible and/or intangible properties of the Company, wherever situate, both present and future with such ranking as the Board may in its absolute discretion decide, on such terms and conditions and at such time or times or in such form and manner as it may deem fit, in favour of various financial institutions/banks/trustees for the Bond and/or Debenture holders etc (hereinafter referred as “the lenders” to secure any Term Loans/Cash Credit Facilities/Debenture/Bonds or the like, obtained/to be obtained from any of the aforesaid lenders not exceeding Rs 3000 Crores (Rupee Three Thousand Crores Only) together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment or on redemption, costs, charges, expenses, and other moneys payable by the Company to the aforesaid lenders in term of loan agreement(s) and/or any other documents(s) entered into/ to be entered into between the Company and the lenders(s)/agent(s)/trustee(s) in respect of the aforesaid financial facilities including bank guarantee facility. Resolved Further That the Board be and is hereby authorized to negotiate and finalize with the lenders, terms, and conditions, including the nature and ranking of charge and/or mortgage, documents, for creation of mortgage and/or charge and to do all such acts, deeds, matters and things incidental thereto and to execute all such documents or writings as may be considered necessary for giving effect to this Resolution. Resolved Further that the Board be and is hereby further authorized to settle any issue relating to security/documentation etc., with the concerned lenders as may be considered appropriate by it.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

LANCO INFRATECH LIMITED	LANCI IN	B1BQS32	Postal Ballot	Hyderabad
To Consider and, if thought fit, to pass the following Resolution as an Ordinary Resolution. “RESOLVED THAT Pursuant to the Provisions of Section 224 and other applicable Provisions of the Companies Act, 1956, MIs. Brahma & Co, Chartered Accountants, and MIs. Price Waterhouse, Chartered Accountants be and are hereby appointed as Joint Auditors of the Company for the financial year 2008-09 in the casual vacancy caused by the resignation of Price Waterhouse, Chartered Accountants, to hold office up to the conclusion of the next Annual General Meeting at a remuneration as may be decided by the Board of Directors of the Company.”
						MGMT	Yes	For	For
LAKSHMI ENERGY AND FOODS LTD	LKEF IN	B1L7631	3/27/2009	Chandigarh
Ordinary Business: 1. To receive, consider and adopt the Accounts of the company and the Profit and Loss Account of the company for the period from 1” April, 2007 to 30th September, 2008, the Audited Balance Sheet of the company as at 30th September, 2008 together with the Reports of the Auditors and Directors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend on equity shares for the financial year ended 30th September, 2008.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. Santee Sod who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Ms. Vijay Lummi who retires by rotation and, being eligible, offers herself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr. Margit Singh who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

6. To appoint MIs. S. Kumar Gupta & Associates, Chartered Accountants, Chandigarh, as the statutory auditors of the company to hold office from the conclusion of this meeting until the conclusion of the next annual general meeting and to authorize the board of directors of the company to fix their remuneration. To consider and, if thought fit, to pass with or without modification (s), the following as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 224 and other applicable provisions of the Companies Act, 1956, MIs. S. Kumar Gupta & Associates, Chartered Accountants, Chandigarh, the retiring statutory auditors of the company, having offered themselves for re-appointment, be and are hereby re-appointed as the statutory auditors of the company to hold office from the conclusion of ensuing Annual General Meeting until the conclusion of the next Annual General Meeting of the company to conduct the audit at a remuneration to be fixed by the board of directors of the company and re -imbursement of the out-of-pocket expenses incurred in connection with the audit.”
						MGMT	No	DNA	DNA

Special Business: 7. Re-appointment of Mr. Blair Singh Up pal as Managing Director of the Company To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of section 198,269,309,317 and Schedule XIII of the Companies Act, 1956, and other applicable provisions, if any, including any statutory modifications or re-enactment thereof, and subject to the provisions of Memorandum and Articles of Association of the Company and subject to such approvals and sanctions, as may be required, Mr. Blair Singh Up pal be and is hereby re-appointed as the Managing Director of the Company, for a period of 5 years with effect from 1” September, 2009 on the terms and conditions mentioned below: i. Gross monthly remuneration not exceeding Rs. 10,00,000 (Rupees ten lacs only) whether paid as salary, allowance’s), perquisites or a combination thereof; and ii. Commission not exceeding @ 5% of the net profit of the Company calculated in the manner provided under the provisions of the Companies Act, 1956, if any. Provided that the following perquisites will not be included in the aforesaid remuneration:
						MGMT	No	DNA	DNA

a. Contribution to provident fund, superannuation fund or annuity fund to the extent these either singly or put together are nontaxable under the Income-tax Act, 1961; b. Gratuity payable at a rate not exceeding half a month’s salary for each completed year of service; and C. Encashment of leave at the end of tenure. Provided further that payment-imbursement of telephone and/or mobile phone’s) bills, conveyance, fuel expenses or other out of pocket expenses incurred in course of the official duties will not be included in the aforesaid remuneration. Resolved further that in the event of loss, absence or inadequacy of profits, the gross monthly remuneration shall be paid as prescribed under the Companies Act, 1956. Resolved further that the Board of Directors of the Company (including any committee/sub-committee of the Board) be and is hereby authorised to assign and delegate, from time to time, such work, duties, power and authorities to the Managing Director as it may deem fit and proper. Resolved further that the Board of Directors and the Remuneration Committee of the Company be and are hereby severally authorised to fix such remuneration and to work out various components of the remuneration package as it may deem fit and proper within the overall limits of the remuneration as approved above. Resolved further that the Board of Directors of the Company (including any committee/sub-committee of the Board) be and is hereby authorised to take all necessary steps to give effect to the aforesaid resolution.”

RELIANCE PETROLEUM LIMITED	RPET IN	B12LQD2	4/9/2009	Gujarat
TAKE NOTICE that by an Order made on the 5th day of March, 2009 in the above Company Application, the High Court of Gujarat at Ahmedabad has directed that a meeting of the Equity Shareholders of the Applicant Company be convened and held on Thursday, the 9th day of April, 2009 at 10:00 a.m. (1000 hours) at the registered office of the Applicant Company at Motikhavdi, P.O. Digvijayagram, District Jamnagar Gujarat — 361 140, for the purpose of considering and, if thought fit, approving with or without modification(s), the Scheme of Amalgamation of Reliance Petroleum Limited with Reliance Industries Limited.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

TAKE FURTHER NOTICE that in pursuance of the said Order and as directed therein, a meeting of the Equity Shareholders of the Applicant Company will be convened and held on Thursday, the 9th day of April, 2009 at 10:00 a.m. (1000 hours) at the registered office of the Applicant Company at Motikhavdi, P.O. Digvijayagram, District Jamnagar, Gujarat — 361 140, at which time and place you are requested to attend.
						MGMT	No	DNA	DNA

TAKE FURTHER NOTICE that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, or your authorised representative, is deposited at the registered office of the Applicant Company at Motikhavdi, P.O. Digvijayagram, District — Jamnagar, Gujarat — 361140, India, not later than 48 hours before the said meeting.
						MGMT	No	DNA	DNA

The High Court of Gujarat at Ahmedabad has appointed Mr. Justice S. D. Dave (Retd.), in his absence Mr. Y. P. Trivedi, Independent Director of the Applicant Company, and in his absence Mr. Atoll Dayal, Independent Director of the Applicant Company, to be the Chairman
						MGMT	No	DNA	DNA
NETWORK 18 MEDIA AND INVESTMENTS LIMITED	NETM IN	B1JRSGO	3/31/2009	New Delhi
Item1 To Consider and if thought fit to pass wither without modifications the following resolutions as a Special Resolution RESOLVED FURTHER THAT to the Issue and allotment of Stocks of equity shares arising from conversion of Stocks, the bard be and is hereby authorized on behalf of the Company to take all actions and do all such acts, deeds, in its absolute discretion deem necessary proper or purpose and with power on behalf of the Company to we make accept all such term condition’s), as it may including condition’s), modification(s) and alteration’s) stewed or required by any relevant authority or by their bye-laws, rules, regulations guidelines and the Board is also hereby authorized to resolve and settle all questions, difficulties or doubts that may arise in regard to such offer, issue and allotment of the SOFCDs (and equity shares arising there from), including utilization of the issue proceeds, to finalise and execute all agreement) document(s) and writing’s) and to do all acts, deeds and things in this connection and incidental as the Board may in its absolute discretion deem fit without being required to seek any further consent or approval of the Company or otherwise to the end and intent that they shall be deemed to have given approval thereto expressly under the authority of this resolution. RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers conferred on it through this resolution to a Committee of Directors of the Company, to any director or directors, or to any other officer or officers of the Company to give effect to the aforesaid Resolutions.” Item 2 To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a SpecialResolution:“RESOLVED THAT pursuant to the provisions of Section 81 (1 A) and all other applicable provisions, if any, of the Companies as amended and also provisions of Securities and Board of India Disclosure & Investor Protection) Guidelines, 2000(the “SEBI Guidelines”), the provisions of the Foreign change Management ct, 1999 and the rules and regulations made hereunder, including the Foreign Exchange Management Transfer and issue of Securities by a Person Resident outside India) Regulation, 2000, if applicable, any other applicable law or laws, rules and regulations (including any amendment thereto or enactment thereof for the time being in force) and enabling ‘provisions in the Memorandum and Articles of Association of the Company and Listing Agreements, entered into by the Company with the Stock Exchanges where the shares of the Company prelisted and subject to the approval of, if applicable, Government India, Reserve Bank of India, Securities and Exchange Board oldie and/or all other applicable authorities, Institutions or bodies within outside India, and subject to such conditions as may be prescribed by any of them while granting such approval, the Board Directors (hereinafter referred to as “Board” which term shall include any Committee thereof, whether constituted or to be constituted) the Company be and are hereby authorised to create, offer, issue and allot inane or more trench as), in the course of domestic and1or International offerings and/or Qualified Institutional Placements(“QIP”), with or without an over allotment green shoe issue option, in one or more foreign markets or forensic markets, to domestic Institutions, foreign institutions, non-resident Indians, non-resident entity; trusts, landline public, companies, , mutual funds, banks, insurance companies, pension funds, individuals qualified institutional buyers or other persons or entities, whether shareholders of the Company or not, through a publics sue adorn a private placement basis and/or qualified institutional placement within the meaning of Chapter XllI of the SEB Guidelines and1 RESOLVED FURTHER THAT in addition to all applicable landline laws, the Securities issued in pursuance of this resolution shall also be governed by all applicable laws and regulations of any jurisdiction outside India where they are listed or that may in another manner apply to such Securities or provided in the terms of their issue. RESOLVED FURTHER THAT such of these Securities-as aren’t subscribed may be disposed off by the Boqil in its discretion in such manner, as the Board may deemed as permissible by law RESOLVED FURTHER THAT in case of a QIP pursuant to Chapter XllI of the SEB Guidelines, the allotment of-Securities shall only be to qualified institutional buyers within the meaning of Chapter XllI of the SEB Guidelines and the relevant date for the determination of the price of the. equity shares We issued or issued pursuant to conversion, shall be the date of the meeting in which the Board decides to open the issue of Securities or such other times may be allowed by SEB Guidelines from time to time. RESOLVED FURTHER THAT in case of an issuance of GDRs, the relevant date for the determination of the issue price of the Securities offered, shall be determined in accordance with the issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993as may be amended RESOLVED FURTHER THAT in case-of a preferential issue pursuant to chapter XllI of the SEB Guidelines, the price and the relevant date for the determination of the Issue price of the Securities offered, shall be determined in accordance with chapter XIII of the SEB Guidelines as may be amended frontlet to time.
						MGMT	No	DNA	DNA
MAHINDRA AND MAHINDRA LIMITED	MM IN	6100186 IN	4/9/2009	Postal Ballot
DRAFT ORDINARY RESOLUTIONS: 1. To consider and, if thought fit, to pass the following as an Ordinary Resolution: “RESOLVED that subject to the consents, approvals and permissions being obtained from appropriate authorities to the extent applicable or necessary and in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company be accorded to the Board of Directors of the Company (hereinafter referred to as ‘the Board’ which term shall be deemed to include any Committee which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this Resolution), to transfer, sell or otherwise dispose of the Land Systems Business forming part of the Company’s Mahindra Defense Systems Division together with congeries of rights of the Company in such Business to a subsidiary of the Company at such consideration being not lower than the Net Asset Value of the aforesaid Land Systems Business and on such terms and conditions and with effect from such date and in such manner as the Board may think fit and do all such acts, deeds, matters and things as may be deemed necessary and/or expedient in the interest of the Company and incidental thereto to give effect to this Resolution.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

FURTHER RESOLVED that the Board be authorised to take such steps as may be necessary for obtaining approvals, statutory, contractual or otherwise in relation to the above and to settle all questions and matters arising out of and/ or incidental thereto and to sign and execute all deeds, applications, documents and writings that may be required on behalf of the Company and also to delegate all or any of the above powers to any Committee of Directors of the Company for the purpose of implementation of the aforesaid Resolution.”

2. To consider and, if thought fit, to pass the following as an Ordinary Resolution: “RESOLVED that subject to the consents, approvals and permissions being obtained from appropriate authorities to the extent applicable or necessary and in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company be accorded to the Board of Directors of the Company (hereinafter referred to as ‘the Board’ which term shall be deemed to include any Committee which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this Resolution), to transfer, sell or otherwise dispose of the Naval Systems Business forming part of the Company’s Mahindra Defense Systems Division together with congeries of rights of the Company in such Business to a subsidiary of the Company at such consideration being not lower than the Net Asset Value of the aforesaid Naval Systems Business and on such terms and conditions and with effect from such date and in such manner as the Board may think fit and do all such acts, deeds, matters and things as may be deemed necessary and/or expedient in the interest of the Company and incidental thereto to give effect to this Resolution. FURTHER RESOLVED that the Board be authorised to take such steps as may be necessary for obtaining approvals, statutory, contractual or otherwise in relation to the above and to settle all questions and matters arising out of and/ or incidental thereto and to sign and execute all deeds, applications, documents and writings that may be required on behalf of the Company and also to delegate all or any of the above powers to any Committee of Directors of the Company for the purpose of implementation of the aforesaid Resolution.”
						MGMT	Yes	For	For
HINDUSTAN PETROLEUM CORP LIMITED	HPCL IN	6100476	5/19/2009	Postal Ballot
1. SPECIAL RESOLUTION — AMENDMENT TO THE OBJECT CLAUSE OF THE MEMORANDUM OF ASSOCIATION To consider and, if thought fit to pass, with or without modification, the following resolutions as Special Resolution: “RESOLVED THAT subject to the provisions of Section 17 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force), the Object Clause of the Memorandum of Association of the Company be and is hereby amended by inserting the following new clauses as Clause (u-iii),(u-iv),(u-v), & (u-vi) after Clause (u-ii) CLAUSES RELATING TO ALLIED SOURCES OF ENERGY / RENEWABLE SOURCES ENERGY (u-iii) To undertake in India or elsewhere, the activities of generating, producing, refining, receiving, improving, buying, selling, reselling, acquiring, using, transmitting, accumulating, employing, distributing, developing, handling, supplying and to act as producer/grower, agent, broker, representative, consultant, collaborator, or otherwise to deal in, undertake, assist, encourage, promote, developmental, scientific, technical, engineering, research activities associated with the generation, transmission and distribution of power which is derived from conventional/non conventional methods including hydel, thermal, turbine, hydrogen, fuel cell technology, solar energy, wind energy, tidal energy, energy from bio mass or from products/ by products of refining operations like petroleum coke, vacuum residue pitch, hydrogen which is produced by the company or obtained from another party or from LNG and other petroleum products and byproducts or by manufacturing hydrogen and deal in apparatus and things required for or capable of being used in connection with generation, transmission, distribution, supply or otherwise trade in, accumulation and employment of electricity, all power that may directly or indirectly be derived there from and for that purpose acquire, establish, contract, lay-down, promote, erect, build, install, commission carry out and run all necessary power sub-station, work shops, repair shops or any other facility or property required for the purpose of carrying on such business for captive consumption/commercial uses. (u-iv) To purchase or otherwise acquire, plant, grow, cultivate, Jatropha /Ratanjot / Sugarcane / Corn / Pongamia or any other plants, crops as a farm forestry, nursery or otherwise for commercial, domestic, industrial and other purposes including production of bio diesel, ethanol etc, on any land, water or in special chambers and to undertake in this regard research and development activity, market, distribute, exchange, supply purchase, sell and otherwise dispose off, import, export, protect, store, commercialize or to deal orin or turn to account, dispose of and trade and generally deal in India and abroad. (u-v) To plant, grow, cultivate, produce, raise, develop, manufacture, refine, treat, extract, reduce, distil, blend, purify and pump, store, use, experiment with, undertake R & D activity, market, distribute, exchange, supply purchase, well and otherwise dispose of, import, export, protect, store, commercialize or to deal in or turn to account, dispose of and trade and generally deal in India and abroad in any kind of bio diesel and ethanol and other products, by products, waste, residue etc CLAUSES RELATING TO ALLIED BUSINESS ACTIVITIES ALONG WITH ITS RETAIL BUSINESS (u-vi) To undertake activities in the premises of the retail outlets, LPG distributorships or any other suitable places either owned, hired or leased by the Company, the activities of merchandising household consumer goods, family requirement, including but not limiting to health drinks, beverages, ready to cook food preparations, ready to eat food products and fast foods, confectioneries, cereals, staple foods, beauty care products, toiletries, magazines, publications, stationery and gift items, travel accessories, kitchen appliances, toys, electrical and electronic items and accessories, cassettes, compact disks, and all types of consumer goods whether natural, manmade, synthetic, assembled or manufactured and for that purpose to buy, import, export, procure, process, ferment, concentrate, compound, mix, crush, grind, pack, repack, add, remove, heat, preserve, store, forward, consign, distribute, franchise, dispose, develop, assemble, handle and transport, supply, act as stocklist, commission agent or otherwise to deal in all types, descriptions, tastes and packs of consumer goods, their by-products, residues, similar or analogous to the foregoing or connected with the household and family requirements of the consumers. “RESOLVED FURTHER that the aforesaid Special Resolution for alteration of the Object Clause of the Memorandum of Association being duly passed and becoming effective, the approval of the Members of the Company be and is hereby accorded pursuant to the provisions of Section 149(2-A) and other applicable provisions, if any, of the Companies Act, 195 , for commencing and carrying on all or any of the new business and activities at such time as may be deemed fit by the Board’ of Directors.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT the Board of Directors be and are hereby authorized to do all such acts, deeds, matters and things as may be considered necessary, desirable or expedient for giving effect to the above resolutions”.

2. ORDINARY RESOLUTION — CREATION OF CHARGE ON THE ASSETS OF THE CORPORATION FOR INCREASED BORROWING POWERS To consider and, if thought fit to pass, with or without modification, the following resolutions as Ordinary Resolution: “RESOLVED THAT the approval of the Shareholders be and is hereby accorded in terms of Section 293(1)(a) and another applicable provisions, if any, of the Companies Act, .1956 (including any statutory modification or re-enactment thereof, for the time being in force), and such other approvals as may be necessary, to the Board of Directors to mortgage and/or create charge, in addition to the mortgages/charges created/to be created by the Company in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable/immoveable properties of the Company, both present and future and/or whole or any part of undertaking(s) of the Company together with the power to take over the management of the business and concern of the Company in certain events of default, in favor of the Lender(s), Agent(s) and Trustees(s), for securing the borrowings of the Company availed/to be availed by way of loan(s) in foreign currency and/or rupee currency and Securities (comprising of fully/partly Convertible Debentures and/or Non-Convertible Debentures, on any of the above, with or without detachable or non-detachable warrants and/or secured premium notes and/or floating rates notes/bonds or other debt instruments) issued/to be issued by the Company, from time to time, subject to the limit approved under section 293(1)(d) of the companies Act,. 1956, together with interest at the respective agreed rates, additional interest, compound interest, in case of default accumulated interest, liquidated damages, commitment charges remain on prepayments, remuneration of the Agent(s) trustee, premium (if any) on redemption and other costs, charges and expenses as a result of devaluation/revaluation/fluctuation in the rates of exchange and or other monies payable by the Company in terms of the Loan Agreement(s)/Heads of Agreement(s), Trust Deed(s) or any other document, entered into/to be entered into between the Company and the Lender(s)/Agents and Trustees in respect of the said loans/borrowings/debentures/bonds or other securities and containing such specific terms and conditions covenants in respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the Lender(s)/Agents or trustee(s)” “RESOLVED FURTHER THAT for the purpose of giving effect to the above resolutions, the Board/Committee of the Board or officers authorized by them in this regard be and are hereby authorized to finalize, settle and execute such documents /deeds / writings / papers / agreements as may be required and do a such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulties or doubts that may arise with regard to borrowings and creating mortgages / charges as aforesaid.”
						MGMT	Yes	For	For
BHARATI SHIPYARD LIMITED	BHSL IN	B0520X3	5/15/2009	Mumbai
1. To consider and, if thought fit, to pass with or without modification (s), the following resolution as an Ordinary Resolution: — “RESOLVED THAT” pursuant to the provisions of Section 16 & 94(1)(a) and all other applicable provisions, if any, of the Companies Act, 1956, the authorized share capital of the company be and is hereby increased from Rs. 40,00,00,000/- (Rupees Forty Crores) divided into 4,00,00,000 (Four Crores) Equity Shares of Rs. 10/( Rupees Ten only) each to Rs. 140,00,00,000/- (Rupees One Hundred Forty Crores only) divided into 4,00,00,000 (Four: Crores) Equity Shares of Rs. 10/- (Rupees Ten only) each and 100,00,000 (One Crore) Redeemable, Non-convertible Preference Shares of Rs 1001-(Rupees One Hundred only) each.” RESOLVED FURTHER THAT the existing Clause V of the Memorandum of Association as to share capital be and is hereby deleted and in its place the following Clause V be substituted: “The Authorised Share Capital of the Company is Rs. 140,00,00,000/- (Rupees One Hundred Forty Crores only) divided into 4,00,00,000 (Four Crores) Equity Shares of Rs. 10/- (Rupees Ten only) each and 100,00,000 (One Crore) Redeemable, Non-convertible Preference Shares of RS.100/- ( Rupees One Hundred only) each, with powers to reduce the capital of the company and to divide the shares in the capital for the time being into several classes and attach there to respectively such preferential, qualified or special rights, privileges or conditions as may be determined by or in accordance with the Articles of the company for the time being in force and to vary, modify or abrogate any such rights, privileges or conditions in such manner as may be permitted by the Act, or provided by the Articles of the Company for the time being in force or subject to any postponement of right or to any conditions or restrictions and so that unless the conditions of issue shall otherwise expressly declare every issue of share whether declared to be preference or otherwise shall be subject to the powers herein before contained” .
						MGMT	Yes	For	For

2. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: — RESOLVED THAT pursuant to the provisions of section 31 (1) of the Companies Act, 1956, the existing Article 3 of the Articles of Association of the Company be and is hereby deleted and in its place the following Article 3 be substituted therefore: “The Authorised Share Capital of the Company is Rs. 140,00,00,000/- :(Rupees One Hundred Forty Crores only) divided into 4,00,00,000 (Four Crores) Equity Shares of Rs. 10/- (Rupees Ten only) each and 100,00,000 (One Crore) Redeemable, Non-convertible Preference Shares of RS.100/- ( Rupees One Hundred only) each, with powers to reduce the capital of the company and to divide the shares in the capital for the time being into several classes and attach there to respectively such preferential, qualified or special rights, privileges or conditions as may be determined by or in accordance with the Articles of the company for the time being in force and to vary, modify or abrogate any such rights, privileges or conditions in such manner as may be permitted by the Act, or provided by the Articles of the Company for the time being in force or subject to any postponement of right or to any conditions or restrictions and so that unless the conditions of issue shall otherwise expressly declare every issue of share whether declared to be preference or otherwise shall be subject to the powers herein before contained”.
						MGMT	Yes	For	For

3. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:· “RESOLVED THAT pursuant to the provisions of section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification or re-enactment thereof, for the time being in force) and the enabling provisions in the Memorandum and Articles of Associations of the Company, listing agreements entered into by the Company with Stock Exchanges where the Shares of the Company are listed and subject to approval of the Financial institutions (FIls), Securities and Exchange Board of India (SEBI), Reserve Bank of India(RBI) and all other concerned Authorities, Institutions or Bodies, if any, and to the extent necessary and such other approvals, permissions and sanctions as may be necessary and subject to such conditions, and modifications as may be agreed to by the Board of Directors of the Company (hereinafter referred to as “the Board”) which term shall be deemed to include any committee which the Board may have constituted or hereafter
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Board may deem fit to issue Equity Shares and/or instruments of debts, Convertible Debentures (fully or .Partly) and/or Non-Convertible Debentures and/or Preference Shares (Cumulative or Non-Cumulative, . Redeemable or Non-Redeemable) and/or Convertible Preference Shares and/or Global Depository Receipts (GDRs) and/or Depository Receipts ADRs) and/or Depository Receipts and/or Convertible Bonds (Fully or Partly).(Cumulative or Non-Cumulative, Redeemable or Non-Redeemable) with or without detachable warrants and/or warrants of any nature and/or secured premium notes and/or floating rate notes/bonds and/or any other financial instruments (hereinafter for brevity’s sake referred to as “Securities”) as the Board at its sole discretion may at any time or times decide which securities when issued or allotted at such price or price(s) (including premium) would result in an increase in the paid up Shares Capital of the Company upto a maximum of authorized share capital of the Company, subscribed in Indian and/or Foreign currency (ies) to the Members, Directors, Employees, Non-Resident Indian, Overseas Corporate Bodies, Foreign Institutional Investors (Fils), Companies Mutual Funds, Banks, Indian Financial Institutions, other entity (ies) and to other persons whether members or not by way of Public Issue, Right Issue, Private Placement or Euro Issue, preferential allotment, exchange of securities, conversions of loans/warrants or otherwise in any manner in the course of Offerings in Indian and/or International Market or by anyone or more combinations of the above methods, whether to Shareholders of the Company or not, and at such time in one or more tranches as the Board may think fit and on such terms and conditions including number of securities to be issued, face value, premium, rate of interest/dividend, redemption/conversion period, manner of the redemption/conversion, amount of preference shares as the case may be, exercise of rights attached with warrants, the ratio of exchange of shares and/or warrants, any other financial instruments, period of conversion, fixing date or book closure and related or incidental matters as the Board or its committee may in its absolute discretion think fit and, decide in consultation with the appropriate authorities, the Merchant Bankers and/or Lead Managers and/or Underwriters and/or Advisors and/or such other persons and otherwise but without requiring any further approval or consent from the shareholders and also subject to the applicable guidelines for the time being in force. RESOLVED FURTHER THAT the company and or agency or body authorized by the Company in register or bearer form with such features and attributes as are prevalent in Indian and/or international capital Market for the instruments of this nature and provide for the tradability or free transferability. as per the Indian/International practices and regulations, and under the norms and practices prevalent in the Indian/International markets. RESOLVED FURTHER THAT pursuant to the approval of the members of the Company, the new Equity Shares issued if any, shall be subject to the Memorandum and Articles of Association of the Company and shall rank in all respect (including voting rights) pari passu with the existing Equity shares unless otherwise provided by law or authorities. RESOLVED FURTHER THAT such of these securities as are not subscribed, may be disposed off by the Board in its absolute discretion in such manner and on such terms as it may deem fit including offering or placing them with Banks/Financial institutions/Mutual Funds/Overseas Corporate Bodies/Non-Resident Indians, Directors, Employees and Business Associates of the Company or otherwise as Board may in its absolute discretion, consider proper and most beneficial to the Company. RESOLVED FURTHER THAT for the purposes of giving effect to the above resolutions the Board or the Committee thereof be and is hereby authorized on behalf of the Company to agree and to make and accept such condition(s), modification(s) and alteration(s) stipulated by any of the relevant authorities while according approvals, consents or permissions to the issue as may be considered necessary, proper and expedient and to prescribe form of Application, to issue Letter of Offer, Prospectus, to appoint Advisor(s), Consultant’s) Manager( s), Registrar( s) to the issue and other Agencies as may be deem expedient, for the purpose of proposed Public/Rights issue and pay, if it so think fit, Underwriting commission, and/or Brokerage as may be lawful and reasonable and to take all such actions and to give all such directions as may be necessary or desirable and also to settle any question or difficulty that may arise in regard to the Offer, Issue and Allotment of the securities and further to do all such acts, deeds, matters and things and to execute all such deeds, documents and writings as may be necessary desirable or expedient in connection with such Offer/issue/Placement/allotment. RESOLVED FURTHER THAT the Board be and is hereby authorized to decide other terms and conditions of the issue including the amount to be paid on applications, allotment and calls (if any) to be made and to add, vary, modify, alter any or all of the conditions of the issue of the Securities to be created, offered and issued including the aggregate nominal value thereof, after their face value and their entitlement thereto, in the best interest of the Company and to include’ in the said Prospectus or such other Document(s) or Offer for subscription as may be issued by the Company, such other terms and conditions of offer as are necessary or expedient ill) the discretion of the Board and/or may have to be incorporated on account of any modification(s) or amendment’s) required by any concerned Authority(ies). RESOLVEDFURTMIR1’HAT for the purpose of giving effect to this resolution the Board of Directors be and is hereby, deeds, matters and things it may, in its absolute discretion deem necessary, proper or demand to settle any question, difficulty or doubt that may arise in regard to the Offer, issue, Allotment and proceeds towards general corporate purposes including capital expenditure, working capital requirements, strategic investments or for any other purposes as it may deem fit. RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any committee of Directors or Managing Director or Executive Director or any Director or Officer or Officers of the company to give effect to the aforesaid resolution.”

ABB Limited	ABB IN	B1Y9QS9	5/19/2009	Bangalore
Ordinary Business: 1 To receive, consider and adopt the Audited Balance Sheet as at December 31, 2008 and the Audited Profit & Loss Account for the year elected on that date and the Reports of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2.To Declare a dividend on equity shares.	MGMT	No	DNA	DNA

3.To appoint a Director in place of Mr. Peter Leupp, who retires by rotation Annual General Meeting, and being eligible, offers himself for reappointment as a Director in place of Mr. Nasser Munjee, who retires by rotation at this Annual General Meeting, and being eligible, offers himself for re-election.
						MGMT	No	DNA	DNA
					4.To appoint a Director in place of Mr. Nasser Munjee, who retires by rotation at this Annual General Meeting, and being eligible, offers himself for re-election.	MGMT	No	DNA	DNA

5. To appoint Mis. S.R. Batliboi & Co., Chartered Accountants, as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

INDIABULLS REAL ESTATE LIMITED	IBREL IN	B1TRMQ8	5/18/2009	New Delhi
I. To consider and if thought fit, to pass, with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 8](]A) and other applicable provisions, if any, of the Companies Act, ]956 (including any amendments thereto or re-enactment thereof) (“Companies Act”), the provisions of Chapter XIII-A ‘Guidelines for Qualified Institutions Placement’ of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as amended from time to time, (“SEBI Guidelines”), the listing agreements with each of the Stock Exchanges where the Company’s equity shares are listed (the “Listing Agreements”) and the provisions of the Foreign Exchange Management Act, 2000 (FEMA), Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000, as amended from time to time, and such other statutes, notifications, circulars, rules and regulations as may be applicable and relevant, and the Memorandum and Articles of Association of the Company, and subject to such approvals, consents, permissions and sanctions, if any, of the Government of India (the “GOI”), the Reserve Bank of India (thereby”), the Foreign Investment Promotion Board (the “FIPB”), the Securities and Exchange Board of India (the “SEBI”), Stock Exchanges and any other appropriate authorities, institutions or bodies, as may be necessary, and subject to such conditions as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company(hereinafter referred to as the “Board” which term shale be deemed to include any Cronkite thereof, constituted or to be constituted), the Board be and is hereby authorised, in its absolute discretion, to create, offer, issue and alit, in one or more tranches, Equity Shares or Fully Convertible Debentures (FCDs) I Partly Convertible Debentures (PCDs) I Optionally Convertible Debentures (Cods) or any other securities, which are convertible into or exchangeable with the Equity Shares of the Company (hereinafter collectively referred to as “Other Specified Securities” and together with Equity Shares referred to as the ‘Specified Securities’ within the meaning of the SEBI Guidelines) or any combination of Specified Securities as may be decided by the Board, for an amount up to USD 600 million (United States Dollars Six Hundred Million only) or its Indian Rupee equivalent, inclusive of such premium, as may be failed by the Board, to Qualified Institutional] Buyers (as defined in the SEBI (Disclosure and Investor protection) Guidelines, 2000, pursuant to a Qualified Institutions Placement, as provided under the SEBI Guidelines at such price being not less than the price determined in accordance wit he pricing formula of the aforementioned SEBI Guidelines and such issue and allotment to be made on such terms and conditions as may be decided by the Board at the time of issue or a allotment of the Specified Securities.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the relevant date for the purpose of pricing of the Specified Securities proposed to be issued in accordance with the SEBI Guidelines, shale be the date of the meeting in which the Board (which expression includes any Cronkite thereof constituted or to e constituted) decides to open the issue of the Specified Securities, subsequent to the receipt of shareholders’ approval in terms of Section 8] (] A) and other applicable provisions, if any, of the Companies Act, ] 956 and other applicable laws, regulations and guidelines in relation to the proposed issue of the Specified Securities, through a Qualified Institutions Placement in accordance with the SEBI Guidelines as mentioned in the Resolution above.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT: (i) the Specified Securities to be so created, offered, issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; (ii) the Equity Shares proposed to be issued through the Qualified Institutions Placement in accordance with SEBI Guidelines or the Equity Shares that may be issued and allotted on conversion of the Other Specified Securities issued through a Qualified Institutions Placement as aforesaid shall rank pari passu with the then existing Equity Shares of the Company in all respects including dividend; and (iii) The number and/or conversion price in relation to Equity Shares that may be issued and allotted on conversion of Other Specified Securities that may be issued through a Qualified Institutions Placement in accordance with the SEBI Guidelines as mentioned above shall be appropriately adjusted for corporate actions such as bonus issue, rights issue, split and consolidation of share capital, merger, demerger, transfer of undertaking, sale of division or any such capita] or corporate restructuring.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permissions, if any, of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Specified Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereof in accordance with the prevailing practices in the capital markets including but not limited to the terms and conditions for issue of additional Specified Securities and the Board subject to applicable laws, regulations and guidelines be and is hereby authorized in its absolute discretion in such manner as it may deem fit, to dispose of such Specified Securities that are not subscribe
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT for the purpose of giving effect to the above resolutions, the Board be and is hereby authorized to do all such acts, deeds, matters and things including but not limited to finalization and approval of the preliminary as well as final offer document(s), determining the form and manner of the issue, including the class of investors to whom the Specified Securities are to be issued and allotted, number of Specified Securities to be allotted, issue price, face value, premium amount on issue/conversion of Other Specified Securities, if any, rate of interest, execution of various transaction documents, creation of mortgage/ charge in accordance with Section 293(1)(a) of the Companies Act, 1956, in respect of any Specified Securitas’s, either on pari-passu basis or otherwise, as it may in its absolute discretion deem fit and to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Specified Securities and utilization of the issue proceeds as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorized to appoint such consultants, lead managers, underwriters, guarantors, depositories, custodians, registrars, trustees, bankers, lawyers, underwriters, merchant bankers and any other advisors and professionals and intermediaries as may be required and to pay them such fees, commission and other expenses as it deems fit and entering into or execution of all such agreements/arrangements/Mouse/documents with any such agencies, listing of the Specified Securities and the Equity Shares to be issued on conversion of the Other Specified Securities, if any on any Stock Exchanges, authorizing any Director( s) or any Officer(s) of the Company to sign for and on behalf of the Company the offer document(s), agreement(s), arrangement(s), application(s), authority letter(s), or any other related paper(s)/document(s), give any undertaking(s), affidavit(s), certificate(s), declaration(s) as he may in his absolute discretion deem fit including the authority to amend or modify the aforesaid document(s).
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any committee of directors or chief executive officer or any executive director or directors or any other officer or officers of the Company to give effect to the aforesaid resolution.”
						MGMT	No	DNA	DNA
ABB LIMITED	ABB IN	B1Y9QS9	5/19/2009	Bangalore	1.To receive, consider and adopt the Audited Balance Sheet as at December 31, 2008 and the Audited Profit & Loss Account for the year	MGMT	No	DNA	DNA
					2. To declare a dividend on equity shares	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Peter leupp, who retires by rotation as of this Annual General Meeting, and being eligible, offers himself for reelection	MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					4. To appoint a Director in place of Mr Nasser Munjee, who retires by rotation at this Annual General Meeting, and being eligible, offers himself for re-election	MGMT	No	DNA	DNA

To appoint Mis. S.R. Batliboi & Co., Chartered Accountants, as Statutory a•. Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						MGMT	No	DNA	DNA
RELIANCE COMMUNICATIONS LIMITED	RCOM IN	BOWNLY7	5/26/2009	Mumbai
TAKE NOTICE that by an Order made on the 23rd day of April, 2009, in the above Company Application, the Hon’ble High Court of Judicature at Bombay has directed that a meeting of the equity shareholders of the Applicant Company be convened and held at Rangsharda Natyamandir, Bandra Reclamation, Bandra (West), Mumbai - 400 050, on Tuesday, 26th day of May 2009 at 11.00 a.m., for the purpose of considering and, if thought fit, approving with or without modification(s), the arrangement embodied in the Scheme of Arrangement between Reliance Communications Limited (“the Demerger Company” or “RCOM”) and Reliance Ingrate Limited (“the Resulting Company” or “RIL”) and their respective shareholders and creditors. TAKE FURTHER NOTICE that in pursuance of the said Order and as directed therein, a meeting of the equity shareholders of the Applicant Company will be convened and held at Rangsharda Natyamandir, Bandra Reclamation, Bandra (West), Mumbai - 400 050, on Tuesday, 26thday of May 2009 at 11.00 a.m., at which place, day, date and time you are requested to attend. TAKE FURTHER NOTICE that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, or your authorised representative, is deposited at the registered office of the Applicant Company at H Block, 1’t Floor, Dhirubhai Ambani Knowledge City, Navi Mumbai 400 710, not later than 48 hours before the said meeting. The Hon’ble Court has appointed Justice M. H. Kania (Retired Chief Justice of India), failing him, Mr. S. P. Talwar, Director of the Applicant Company, and failing him, Mr. A. K. Purwar, Director of the Applicant Company to be the Chairman of the said meeting. A copy of the Scheme, the statement under Section 393 of the Companies Act, 1956, the Attendance Slip and Form of Proxy are enclosed herewith.
						MGMT	Yes	For	For
AXIS BANK LIMITED	AXSB IN	6136482	6/1/2009	Ahmedabad
ORDINARY BUSINESS: 1. To receive, consider and adopt the Balance Sheet as at 31” March, 2009, Profit and Loss Account for the year ended 31” March, 2009 and the reports of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Shri M. V. Subbiah, who retires by rotation and, being eligible, offers himself for re-appointment as a Director.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri Ramesh Ramanathan, who retires by rotation and, being eligible, offers himself for re-appointment as a Director.	MGMT	No	DNA	DNA
					4. To declare a dividend on the Equity Shares of the Bank.	MGMT	No	DNA	DNA

5. To consider and pass with or without modifications, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 224A and other applicable provisions, if any, of the Companies Act, 1956 and the Banking Regulation Act, 1949, MIs. S. R. Batliboi & Co., Chartered Accountants, Mumbai be and are appointed as the Statutory Auditors of the Bank to hold office from the conclusion of the Fifteenth Annual General Meeting until the conclusion of the Sixteenth Annual General Meeting, on such remuneration assay be approved by the Audit Committee of the Board.”
						MGMT	No	DNA	DNA

6. To consider and pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Section 16 and other applicable provisions of the Companies Act, 1956, the existing Memorandum of Association of the Company is altered in the following manner: In Clause V (Capital Clause), in the second para, the following final sentence be deleted: “The Company shall have power to issue redeemable preference shares.”
						MGMT	No	DNA	DNA

7. To consider and pass with or without modifications, the following resolution as a Special Resolution: “RESOLVED THAT in partial modification to the approval given by the shareholders through postal ballot notice dated 9th January, 2009 to alter the Articles of Association of the Bank in respect of separating the post of Chairman & CEO into the posts of i) Non- Executive Chairman and ii) Managing Director, the effective date of the alteration of the following Articles of Association be 1” June, 2009 instead of 1” August, 2009. I. Article 2 (A) (viii): “Chairman’” (viii) “Chairman’” means the Chairman of the Board of the Directors, who functions in a Non- Executive capacity. II. Article 2 (A) (xii): “Managing Director’” (xii) “Managing Director’” means a hole Time Director of the Company who also functions as the Chief Executive Officer of the Company and is responsible forth day-to-day management of the Company. III. Article 89 (1): The Board of Directors of the Company shall include: (a) The Chairman, who shall be nominated by the Specified Undertaking of the Unit Trust of India (SUUTI) and who shall not be liable to retire by rotation; (b) The Managing Director in whole time employment of the Company, appointed by the Board of Directors of the Company and who shall also not be liable to retire by rotation; (c) Three Directors nominated by SUUTI. IV. Change in caption of Articles 118 and 119 to “Chairman, Managing Director and other Whole-Time Directors” from “Chairman and other Whole-Time Directors.” V. Change in caption of Article 118 to “Appointment of Chairman, Managing Director and Whole-time Directors” from “Board may appoint Executive Chairman and Whole-time Directors.” VI. Article 118(1): The Board shall, subject to its obtaining approvals of Regulatory Agencies which are required under any law for the time being in force, and subject to the other provisions of these Articles, appoint and re-appoint from time to time one of the Directors to be the Chairman, to act as Non-Executive Chairman, and another of the Directors to be the Managing Director of the Company to act as the Whole-time Managing Director of the Company. VII. Change in caption of Article 119 to “Casual or temporary vacancy of Managing Director” from “Casual or temporary vacancy of Chairman.” VIII. Replacement of word “Chairman” wherever appearing in Article 17 (4), 118 (2), 118 (3), 118 (4), 118 (6), 118 (7), 118 (8), 119, 120, 144(1),171 by the words “Managing Director.” IX. Replacement of word “Chairman”, wherever appearing in Article 172 and 173 by the words” Managing Director.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

BALRAMPUR CHINI MILLS LIMITED	BRCM IN	B06KS32	5/25/2009	Kolkata
“Resolved that pursuant to the provisions of the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 and the Companies Act, 1956 and subject to the provisions of the_M_~_m~o_randum_and-_Articles_Of-Associationof_the-COmpan.Y-and-a1l.provisions and subject to such other approvals, permissions and sanctions as may be deemed necessary, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall be deemed to include Remuneration Committee of the Board of erectors of the Company) to re-price the exercise price of the options granted in the years 2005, 2006,2007, 2008 which have not been exercised and also the exercise price in respect of options to be granted for the year 2009 under the BCML Employee Stock Option Scheme, 2005 (the scheme) of the Company at 20% discount to the average daily closing market price of the company’s share, on the stock exchange it is traded most, during the preceding 26 weeks poor to the date of the Board meeting to be held to reprice The exercise price of the unexercised options and options to be granted for the year 2009, such re-pricing not being detrimental to the interest of the employees. Resolved further that the Board be and is hereby authorised to take such steps that are incidental or consequent to such re-pricing of such stock options as aforesaid and amendment to the scheme & the issue terms of the stock options including issuance of necessary documents to the employees, f1ling of documents with authorities and such other steps or acts as the Board may deem fit for the purpose.”
						MGMT	No	DNA	DNA
TATA CONSULTANCY SERVICES LIMITED	TCS IN	B01NPJ1	6/12/2009	Postal Ballot
To consider and, if thought fit, to pass the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 16and 94 and all other applicable provisions, if any, of the Companies Act, 1956, the existing Authorised Share Capital of Rs.220,00,00,000/-(Rupees Two Hundred and Twenty Crore only) divided into120,OO,00,000(One Hundred and Twenty Crore) Equity Shares of Re.1/- (Rupee One only) each and 100,00,00,000 (One Hundred Crore) Redeemable Preference Shares of Re.1/- (Rupee One only) each be increased to Rs.325,00,00,000/- (Rupees Three Hundred and Twenty Five Crore only) divided into 225,00,00,000 (Two Hundred and Twenty Five Crore) Equity Shares of Re.1/( Rupee One only) each and 100,00,00,000 (One Hundred Crore) Redeemable Preference Shares of Re.1/( Rupee One only) each by creation of 105,00,00,000 (One Hundred and Five Crore) Equity Shares of Re.1/( Rupee One only) each and that Clause V of the Memorandum of Association of the Company be altered accordingly by substituting the following new Clause in place of the existing Clause: V. The present Authorized Share Capital of the Company is Rs.325,00,OO,000/-(Rupees Three Hundred and Twenty Five Crore only) divided into 225,00,00,000 (Two Hundred and Twenty Five Crore) Equity Shares of Re.1/-(Rupee One only) each and 100,00,00,000 (One Hundred Crore) Redeemable Preference Shares of Re.1/- (Rupee One only) each with power to increase or reduce the capital of the Company and / or the nominal value of the shares and to divide the shares in the capital for the time being into several classes and to attach thereto respectively such preferential, deferred, qualified or special rights, privileges or conditions with or without voting rights as may be determined by or in accordance with the Articles of Association of the Company or as may be decided by the Board of Directors of the Company or by the Company in General Meeting, as applicable, in conformity with the provisions of the Companies Act, 1956 (“Act”) and to vary, modify, amalgamate or abrogate any such rights, privileges or conditions and to consolidate or sub-divide the shares and issue shares of higher or lower denominations in such manner as may be permitted by the Act or provided by the Articles of Association of the Company for the time being: “
						MGMT	Yes	For	For

Item No.2 Alteration of the Articles of Association of the Company To consider and, if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, the Articles of Association of the Company be altered by substituting the following new Article in place of the existing Article 3 thereof: ‘3. The present Authorised Share Capital of the Company is Rs.325,00,00,000/- (Rupees Three hundred and Twenty Five Crore only) divided into 225,00,00,000 (Two Hundred and Twenty Five Crore) Equity Shares of Re.1/-(Rupee One only) each and 100,00,00,000 (One Hundred Crore) Redeemable Preference Shares of Re.1/- (Rupee One only) each: “
						MGMT	Yes	For	For

Item No.3 Issue of Bonus Shares To consider and, if thought fit, to pass the following resolution as an Ordinary Resolution: “RESOLVED THAT: (a) subject to such consents and approvals as may be required, and such conditions and modifications, as may be considered necessary and agreed to by the Board of Directors of the Company, (hereinafter referred to as the “Board” which expression shall also include a Committee thereof), a sum not exceeding Rs.97,86,10,498/- as may be determined to be required by the Board, out of the amount of Rs.2016.33/- crore standing to the credit of the Securities Premium Account as at March 31, 2009, be capitalized and transferred from the Securities Premium Account to Share Capital Account and that such sum as may be determined to be required shall be applied for allotment of new Equity Shares of the Company of Re.1/- each as fully paid Bonus Shares to the persons who, on a date to be hereafter fixed by the Board (the “Record Date”), shall be the holders of the existing Equity Shares of Re.1/-each of the Company on the said date and that such New Equity Shares out of the Company’s unissued Equity Shares, credited awfully paid, be accordingly allotted as Bonus Shares to such persons respectively as aforesaid in the proportion of 1 (One) new Equity Share for every 1 (One) existing Equity Share held by such persons respectively on the Record Date, upon the footing that they become entitled thereto for all purposes as capital; (b) the New Equity Shares of Re.1/-each to be allotted as Bonus Shares shall be subject to the Memorandum and Articles of Association of the Company and shall rank pari passu in all respects with and carry the same rights as the existing Equity Shares and shall be entitled to participate in full in any dividends to be declared for the financial year in which the Bonus Shares are allotted; (c) no Letter of Allotment shall be issued to the allottees of the Bonus Shares and the Share Certificates in respect of the New Equity Shares shall be issued and dispatched to the allottees thereof within the period prescribed or that may be prescribed in this behalf, from time to time, except that the Bonus Shares will be credited to the demat accounts of the allottees who are holding the existing equity shares in electronic form; (d) the allotment of the fully paid new Equity Shares as Bonus Shares to the extent that they relate to non-resident members of the Company, shall be subject to the approval of the Reserve Bank of India, under the Foreign Exchange Management Act, 1999, if necessary; (e) for the purpose of giving effect to this Resolution, the Board be and is hereby authorised to do all such acts and things and give such directions as may be necessary or desirable and to settle all questions or difficulties whatsoever that may arise with regard to the issue, allotment and distribution of the New Equity Shares.”
						MGMT	Yes	For	For
BOSCH LIMITED	BOS IN	B01NFV3	5/28/2009	Bangalore
ORDINARY BUSINESS 1. To receive. consider and adopt the audited Balance Sheet as at 31Sl December 2008 and Profit & Loss Account for the year ended on that date and the Report of the Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To elect Directors in place of Dr. B. Bohr. Mr. B. Muthuraman and Mrs. Renu S Kamad who retire by rotation and are eligible for re-election.	MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

4. To consider and. if thought fit. to pass, with or without modification. the following resolution as an ordinary resolution: “RESOLVED that the retiring Auditors. Messrs. Price Waterhouse & Co.. Chartered Accountants. being eligible for reappointment. be and are hereby appointed as Auditors of the Company for the financial year ending 315t December 2009, to hold office until the conclusion of the next Annual General Meeting on remuneration to be fixed by the Board of Directors.
						MGMT	No	DNA	DNA

SPECIAL BUSINESS 5. To appoint a Director in place of Mr. Prasad Chandran who was appointed Additional Director of the Company by the Board of Directors at their meeting held on 11th December 2008, pursuant to Article 85A of the Articles of Association of the Company and Section 260 of the Companies Act. 1956. Notice, in writing. having been received by the Company from a Member duly proposing the candidature of Mr. Prasad Chandran for the office of a Director. to consider and. if thought fit. to pass. with or without modification. the following resolution as an ordinary resolution: “RESOLVED that pursuant to Articles of Association of the Company, Mr. Prasad Chandran be and is hereby appointed a Director of the Company.”
						MGMT	No	DNA	DNA

6. To consider and. if thought fit. to pass, with or without modification. the following resolution as an ordinary resolution: “RESOLVED that pursuant to the provisions of Sections 198, 269, 309 and 310 and other applicable provisions. if any. of the Companies Act. 1956, read with Schedule XIII of the said Act. consent of the Company be and is hereby accorded for the service award granted to Dr. F. Allerkamp (formerly Joint Managing Director up to 31.12.08) as per Bosch Group policy. on his completing 25 years of service on 01.07.08 Le. whilst in office as Joint Managing Director. in Rupees equivalent to 15,925 Euros.”
						MGMT	No	DNA	DNA
HINDUSTAN CONSTRUCTION COMPANY LIMITED	HCC IN	B0NSG79	6/12/2009	Mumbai
ORDINARY BUSINESS 1. To receive. consider and adopt the Audited Balance Sheet as at March 31, 2009, the Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Nirmal P. Bhogilal, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Prof. Fred Moavenzadeh. who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director In place of Mr. Rajas R. Doshi, who retires by rotation. and being eligible. offers himself for reappointment.	MGMT	Yes	For	For

6. To consider and if thought fit. to pass with or without modification(s). the following resolution as an Ordinary Resolution: “RESOLVED THAT MIs. K. S. Aiyar & Co .. Chartered Accountants. Mumbai, the retiring Auditors of the Company, be and are hereby re-appointed as the Auditors of the Company, including all its Branch Offices I Sites to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting on, a remuneration as may be fixed by the Board of Directors of the Company. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized in consultation with the Company’s Auditors to appoint Branch Auditor(s) of the Company to audit the accounts of the Company’s Project Sites within and outside India, present and future on such terms and conditions including remuneration as the Board of Directors may deem fit.”
						MGMT	Yes	For	For

SPECIAL BUSINESS 7. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198,269,309,310 and 311 read with Schedule XIII and other applicable provisions if any, of the Companies Act, 1956, (“the Act”) and subject to the approval of the Central Government, if necessary and subject to such sanctions. approvals and permissions as may be required and subject to such conditions and modifications as may be imposed or prescribed by any of the authorities while granting such sanctions. approvals and permissions. the Company hereby accords its approval to the re-appointment of Mr. K. G. Tendulkar. as the Deputy Managing Director of the Company for a period of 1 year w.e.f. November 8, 2008 on remuneration and perquisites payable to him and other terms and conditions as set out in the draft agreement to be entered into between the Company and Mr. K. G. Tendulkar. as placed before this Meeting and initialed by the Chairman for the purpose of identification. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to vary or increase the remuneration and perquisites including monetary value thereof as specified in the said draft agreement to the extent the Remuneration Committee and I or the Board of Directors may consider appropriate and as may be permitted or authorised in accordance with any provisions under the Act. for the time being in force. provided however, that the remuneration payable to Mr. K. G. Tendulkar shall be within the limits set out in the said Act including Schedule XIII to the said Act or any amendments thereto or any modifications or statutory re-enactment(s) thereof and I or any rules or regulations framed there under and the terms of the aforesaid agreement between the Company and Mr. K. G. Tendulkar shall be suitably modified to give effect to such variation or increase as the case may be. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to execute and sign the agreement and other documents and take such steps as may be necessary and desirable to implement and give effect to the foregoing resolution. RESOLVED FURTHER THAT during the currency of the tenure of the Deputy Managing Director, where in any financial year. the Company has no profits or its profits are inadequate, the Company do pay to the Deputy Managing Director, minimum remuneration by way of salary and perquisites as specified above as per relevant applicable provisions of law including provisions as contained in Schedule XIII to the Act.”
						MGMT	Yes	For	For

8. To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the applicable provisions of the Memorandum and Articles of Association of the Company, the Companies Act. 1956, including any statutory modification(s) or re-enactment thereof for the time being in force and in accordance with the provisions contained in the Securities and Exchange Board of India (Employees Stock Option Scheme and Employees Stock Purchase Scheme) Guidelines, 1999 (hereinafter referred to as “SEBI Guidelines”) and the provisions of any other applicable ] laws or regulations and in compliance with the listing agreement entered into by the Company with the stock exchanges where the Equity Shares of the Company are listed and subject to such other approvals, permissions and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions and as agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall include the ‘ESOP Compensation Committee’ constituted by the Board to exercise its powers including the powers, conferred by this resolution), the consent of the Company be and is hereby accorded to the Board to re-price the 41,31,600 Options (adjusted after considering Options lapsed) already granted by the Company on April 25, 2008 under the HCC Employee Stock Option Scheme approved by the Members in their Meeting (through Postal Ballot) held on December 10, 2007 in accordance with the SEBI Guidelines. RESOLVED FURTHER THAT such re-pricing of the 41,31,600 Options already granted by the Company on April 25, 2008 be done at a price as may be decided by the Board which shall not be less than the latest available closing market price (on a stock exchange where there is highest trading volume) prior to the date of the Meeting of the ESOP Compensation Committee at which the ESOP Compensation Committee finalizes the re-pricing of the Options without any change or modification in the vesting period, exercise period and I or any other specific terms and conditions under which such Options have been granted.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT for the purposes of giving effect to the above resolution, the Board be and is hereby authorised on behalf of the Company, to take all actions and to do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary, expedient or proper and to settle all questions, difficulties or doubts at any stage without requiring the Board to obtain any further consent or approval of the Members of the Company.

GAMMON INDIA LIMITED	GMON IN	B06HC20	6/17/2009	Mumbai
01. Alteration of Articles of Association of the Company: , To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of section 31 and other applicable provisions, if any, of the Companies Act 1956, new Article 6A be and is hereby inserted in the Articles of Association of the Company;
						MGMT	Yes	For	For

6A. ‘Subject to provisions of section 81(1A) of the Companies Act, 1956, and provisions of applicable law for the time being in force and provision of these articles, the Company is authorized to issue on rights or on preferential basis convertible warrants/fully convertible debentures/partly convertible debentures or any other financial instruments, which would be converted into or exchanged with equity shares at a later date, which shall be under the control of Board, which may allot or dispose off the same to such persons on such terms and conditions and at such times, either at par or at premium and for such consideration as the Board may think fit
						MGMT	Yes	For	For

RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be and is hereby authorized on behalf of the Company to take all such actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to do so.”
						MGMT	Yes	For	For

02. Issue of Equity Warrants: To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81 (1A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any amendment to or re-enactment thereof) and in accordance with the existing Preferential Issue Guidelines issued by the Securities & Exchange Board of India (“SEBI”) contained in Chapter XIII of the Securities and Exchange Board of India(Disclosure and Investor Protection) Guidelines, 2000 as amended (the “Guidelines”/“SEBI Guidelines”) and subject to all necessary approvals, consents, permissions and / or sanctions of the Government of India, Reserve Bank of India, Foreign Investment Promotion Board, Secretariat of Industrial Approvals under the Foreign Exchange Management Act, 1999, (including any statutory modification or reenactment thereof, for the time being in force) and other applicable laws, and enabling provisions in the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchange where the shares of the Company are listed, and subject to such terms and conditions as may be determined by the Board of Directors of the Company (hereinafter referred to as ‘the Board’ which expression shall include any Committee constituted for the time being, thereof) and subject to such conditions and modifications as may be prescribed or imposed by any of them while granting such approvals, consents, permissions or • sanctions and agreed to by the Board, the consent and approval of the Company be and is hereby accorded to Board and the Board be and is hereby authorized to offer, issue for cash and allot on a preferential basis in one or more tranches, 1,60,00,000 (One Crore Sixty Lacs) equity warrants (‘Equity Warrants’) to the following entities; entitling the warrant holder from time to time in one or more tranches, at their option to convert the warrants into. and apply for, equal number of equity shares of R.e2l-~ for cash at a price of Rs. 90.20 per equity share (including premium of Rs. 88.20 per equity share) in accordance with the Guidelines on Preferential Issue to Rs. 144,32,00,000 (Rupees One Hundred Forty Four Thirty-Two lacs only) and that the Board be and authorized to finalize all matters incidental thereto as it. may in its absolute discretion think fit, in accordance with all appiicable laws, rules and regulations for the time being in force in that behalf.
						MGMT	Yes	For	For

the ‘Relevant Date’ under SEBI Guidelines on Preferential Issue, In relation to the offer and issue of Equity Warrants; for the purpose of determining the issue price is May 18, 2009 being the date 30 days prior to the date of passing of this resolution;
						MGMT	Yes	For	For

Prior to allotment Of the Equity Warrants, proposed warrant Allottees required and liable to pay (i) minimum of Rs. 22.55 and Paise Fifty Five only) per Warrant, equivalent to at least 25% of the price fixed for the Equity shares~ arising out of conversion of such Equity Warrants. The amount so paid with the adjusted lest off against the issue price of the resultant equity shares;
						MGMT	Yes	For	For

Subject to applicable provisions of law, such Equity Warrants may, at the option of the” warrant holder, be convertible into equity shares of the Company, within 18 months from the date of their allotment, in one or more trench(as) and on such terms and conditions, in such form and manner as the Board of Directors and the holder of the warrants may, in their absolute discretion, think fit. If the entitlement against the Warrants to apply for the equity shares is” not exercised within the specified period of 18 months, such entitlement shall lapse the amount paid or such, Equity Warrants shall stand forfeited;
						MGMT	Yes	For	For

In case in future, the Company declares any Bonus shares, Rights Shares or other similar benefits except dividend to the existing shareholders, then provision shale made by the Company to provide similar benefits to the warrant holders by reserving such benefit for the warrant holders and the same shall accrue to the warrant holders only upon exercise of option by them for acquiring the equity shares;
						MGMT	Yes	For	For

the equity’ shares so issued and allotted as a result of conversion of such warrants shall rank pari passu with the existing equity shares of the Company in all respects and be listed on domestic stock exchanges where the equity shares of the Company are currently listed.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT for the purpose of giving effect to the issue and allotment of Equity Warrants, including that of equity shares arising from conversion of Equity Warrants, the Board be and is hereby authorized on behalf of the Company to take all actions and do all such acts, deeds, matters and things as it may, in its absolute discretion deem necessary proper for such purpose and with power-on behalf of the Company to agree, make, accept all such term(s), condition(s), as it may deem fit including condition(s), mortification(s)and alteration(s) stipulated or required by any relevant authority or by their bye-laws, rules, regulations or guidelines and the Board is also hereby authorized to resolve and settle all questions difficulties or doubts that may arise in regard to such offer issue and allotment of Equity Warren~ (and equity shares arising there from), including utilization of the issue proceeds, to finalise and execute all agreement(s), document(s) and writing(s) and to do all acts, deeds and things in this connection and incidental thereto as the Board may in its absolute discretion deem fit without being required to seek any further consent or approval of the Company or otherwise to the end and intent that they shall be deemed to have given approval thereto expressly under the authority of this resolution.”
						MGMT	Yes	For	For
PATNI COMPUTER SYSTEMS LIMITED	PATNI IN	6734745	6/25/2009	Pune
Ordinary Business: 1. To receive, consider and adopt the audited Balance Sheet as at 31 December 2008 and the Profit & Loss Account for the year ended on that date and the reports of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares for the year ended 31 December 2008.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. Arun Maira, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. Pradip Shah, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint Auditors to hold office from conclusion of this Meeting to the conclusion of next Annual General Meeting and to fix their remuneration.	MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. Appointment of Branch Auditors To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of sub-section 3 of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, the Board of Directors be and is hereby authorised to re-appoint Mis. MGI Revideco AB, Authorised Public Accountants, as Sweden Branch Auditors to hold office from the conclusion of this Meeting to the conclusion of the next Annual General Meeting and to fix their remuneration for auditing the accounts of the Company’s branch office at Sweden for the year ended 31 December 2009.”
						MGMT	No	DNA	DNA

7. Alteration of Articles of Association of the Company To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956, the existing definition of “Employee Stock Option Scheme” or “ESOP” in Article No. 2.1(29), and Article Nos. 23(a), 23 (g), 32(a), 32(b) and 47 (a) be substituted by the following Articles respectively in the Articles of Association of the Company:
						MGMT	No	DNA	DNA

8. Appointment of Mr. Jeya Kumar as a ‘Manager’ with designation ‘Chief Executive Officer’ of the Company To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, 310, 311, 387, Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, and subject to other approvals as may be necessary including the approval from the Central Government, the Members of the Company hereby accord their approval for the appointment of Mr. Jeya Kumar as a ‘Manager’ with designation ‘Chief Executive Officer’ w.eJ. 20 February 2009 for the period of five years on the terms and conditions as set out in the Explanatory Statement annexed to this notice. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorised to vary, alter or modify the different components of the remuneration as may be agreed by the Board of Directors and Mr. Jeya Kumar.”
						MGMT	No	DNA	DNA

9. Grant of Options In excess of 1% of share capital To consider and If thought fit, to pass with or without modification(s), the following resolution as a. Special Resolution: “RESOLVED THAT pursuant to the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchases Scheme) Guidelines, 1999 (hereinafter referred to as the “SEBI ESOP Guidelines”) and any amendment thereto, the consent of the Company be and is hereby accorded to the Board to offer and issue not exceeding 1,850,000 Options (1,500,000 Equity Linked Options and 350,000 Restricted Stock Units) under Patni ESOP 2003 (Revised 2008) i.e. in excess of 1% of the issued capital of the Company to Mr. Jeya Kumar, as per the terms of his appointment as setout in the Explanatory Statement annexed to this notice.”
						MGMT	No	DNA	DNA

10. Appointment of Mr. Jeya Kumar as a Director To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 257 of the Companies Act, 1956, Mr. Jeya Kumar, CEO of the Company, in respect of whom the Company has received notice in writing from a Member under Section 257 of the Companies Act, 1956, signifying his intention to propose him as a candidate for the office of Director, be and is hereby appointed as a Director of the Company, not liable to retire by rotation.”
						MGMT	No	DNA	DNA

11. Appointment of Mr. Pradip Baijal as a Director To consider and If thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 257 of the Companies Act, 1956, Mr. Pradip Baijal, in respect of whom the Company has received notice in writing from a Member under Section 257 of the Companies Act, 1956 signifying his intention to propose him as a candidate for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

12. Employees Stock Option Plan [Patni ESOP2003 (Revised 2008)] To consider and If thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in modification of Special Resolution No. 10 passed at 25th Annual General Meeting held on 30 June 2003 and also Special Resolution No. 11 and 12 ratified and passed at 26th Annual General Meeting held on 29 June 2004 in respect of Employee Stock Option Plan (‘Patni ESOP2003 (Revised 2008)’). pursuant to Section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956, the provisions of the Memorandum and Articles of Association of the Company and the regulations/guidelines issued by Securities and Exchange Board of India or any other relevant authority on Employees Stock Option Plans, from time to time, and subject to such approvals, consents, permissions and sanctions, the Board of ~directors of the Company (hereinafter referred to as the “Board”, which term shall be deemed to include the Compensation and Remuneration Committee or any other Committee which the Board may constitute to exercise its powers, including the powers conferred by this resolution), be and is hereby authorized on behalf of the Company to issue and allot additional 8,000,000 Equity Shares of nominal value of Rs. 2/- (Two) each to the permanent employees of the Company (including Executive and Non-Executive Directors but excluding the Promoter Directors) under a ‘Patni ESOP 2003 (Revised 2008)’ created by the Company for the benefit of the employees, inter alia, on the terms and conditions as set out in the said Patni ESOP 2003 (Revised 2008). RESOLVED FURTHER THAT options granted to Non-Executive Directors, including Independent Directors, shall not exceed 150,000 options in a financial year and in aggregate shall not be more than 1,500,000 under the said Patni ESOP Plan.”
						MGMT	No	DNA	DNA

13. Employees Stock Option Plan [Patni ESOP2003 (Revised 2008)] To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in modification of Special Resolution No. 10 passed at 25th Annual General Meeting held on 30th June 2003 and also Special Resolution No. 11 and 12 ratified and passed at 26th Annual General Meeting held on 29th June 2004 in respect of Employee Stock Option Plan (‘Patni ESOP 2003 (Revised 2008)’}, pursuant to Section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956, the provisions of the Memorandum and Articles of Association of the Company and the regulations/guidelines issued by Securities and Exchange Board of India or any other relevant authority on Employees Stock Option Plans, from time to time, and subject to such approvals, consents, permissions and sanctions, the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall be deemed to include the Compensation and Remuneration Committee or any other Committee which the Board may constitute to exercise its powers, including the powers conferred by this resolution), be and is hereby authorized on behalf of the Company to issue and allot additional 8,000,000 Equity Shares of nominal value of Rs. 2/- (Two) each to the permanent employees ‘of the subsidiaries of the Company (including Executive and Non-Executive Directors of such subsidiaries but excluding the Promoter Directors) under a ‘Patni ESOP 2003 (Revised 2008)’ created by the Company for the benefit of the employees of the subsidiaries, inter alia, on the terms and conditions as set out in the said Patni ESOP2003 (Revised 2008).”
						MGMT	No	DNA	DNA

14. Revision in terms of employment of Mr. Anirudh Patni — Approval under section 314 of the Companies Act, 1956 To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including any statutory modifications or re-enactment thereof, consent and approval of the Company be and is hereby accorded to Mr. Anirudh Patni, a relative of Mr. N. K. Patni, Chairman of the Company, to hold and continue to hold an voice or place of profit as Senior Vice President — Strategy and Corporate Development, of Patni Americas Inc. (formerly Patni Computer Systems Inc.,) (“Patni Inc.”), a wholly owned subsidiary of the Company, on revised terms and conditions as set out in the Explanatory Statement annexed to this notice.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

15. Remuneration to Non-Executive Directors To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT subject to such approvals as may be necessary, the Non-Executive Directors of the Company, be paid annually for each of the 5 years up to the year 2013, an amount not exceeding 1% of net profits of the Company, 4 as provided under Section 309(4) of the Companies. Aet, 1956 (the “Act”), or any amendment or modification thereof in addition to the sitting fees for at1:ending the Meetings of the Board of Directors or any Committee thereof, to be divided amongst the Directors aforesaid in such manner as the Board of Directors of the Company may from time to time determine.”
						MGMT	No	DNA	DNA
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	6/26/2009	Postal Ballot
Resolution 1. INVESTMENT IN THE SHARES OF SUBSIDIARIES AND CORPORATE GUARANTEES “RESOLVED THAT pursuant to Section 372A and other applicable provisions, If any, of the Companies Act, 1956 and subject to the approvals of Financial Institutions Banks and such other approvals as may be required, the Board of Directors of the Company be and is hereby authorized to make investment of make loan to/provide guarantees security of : (i) upto Rs. 500 Crores (RupeesFIV9 Hundred Crores only), in one or more tranches, in the · Equity Shares of Jaypee Infratech Limited (JILl, a subsidiary of the Company and guarantee upto Rs.500.Crores in favour of the Lender(s) of JIL for the financial assistance availed to be availed by JIL, (Ii) upto Rs. 200 Crore(Rupees Two Hundred Crores only), in one or more tranches, in the Equity Shares of Sangam Company Limited, (iii) upto Rs. 200 Crores (Rupees Two Hundred Crores only), in one or more tranches, in the Equity Shares of PrayagraJ .— GelI81’at1on Company Limited, (Iv) additional Rs. 4,500 Crores (Rupees Four Thousand Five Hundred Crores only), In one. or more tranches, by way of investment in the Equity Shares of I making loans to I providing Security or Guarantee(s) for the loans etc. grafted to Jaypee Gaga Infrastructure Corporation Limited (JGICL), a wholly owned subsidiary of the Company, (v) upto Rs. 500 Crores (Rupees FIV9 Hundred Crores only), in one or more tranches, by way of Sponsor Support for Equity Investment in Bone P_ Supply Company Limited (Basel), a subsidiary of Power Ventures Limited which is a subsidiary of the Company, and provide Shortfall Undertaking to meet cost over run, if any, favoring the Lenders of BPSCL, (vi) upto Rs.1,800 Crores by way of Sponsor Support for Equity Investment in Jalprakash P_ Ventures Limited (JPVL) in respect of 2 X 500 MW ‘Jaypee Nigrie Super ThermaJ Power Project’ being set up by JPVL, and provide Shortfall Undertaking to meet cost over run, If any, favoring the Lenders of JPVL, as per details contained in the Explanatory Statement annexed to this Notice seeking approval of the Members, notwithstanding the fact that the aggregate of the Investments so far ma~, securities so far provided, loans! guarantees so far given by the Company along with the proposed investments Sponsor Support/Shortfall Undertakings shall exceed 60% of the paid-up capital and free reserves of the Company or 100% of free reserves, whichever is more.
						MGMT	Yes	For	For

2. INCREASE IN REMUNERATION OF RELA11VES OF DIRECTORS “RESOLVED that pursuant to the provisions of Section 314 (1B) of the Companies Act, 1956, the Company hereby accords its consent, subject to the approval of the Central Government, to ShrI G. P. Gaur and Mr. Rekha Dbdt, relatives the Directors of the Company, for holding continuing to hold office or place profit under the Company at a monthly remuneration effective from the perspective dilutes · as set out In the Explanatory Statement annexed to Members together with the usual allowances and benefits, amenities and facilities including accommodation, medical facilities, leave travel assistance, personal accident insurance, superannuation fund, retiring gratuity and provident fund benefits applicable to · other employees occupying similar post(s) within the same salary scale or grade, with authority severally to the Board of Directors or any of its Committee or the Executive Chairman & CEO to sanction at its discretion increment within the grade as the Board may deem fit and proper and to sanction, at its discretion and in due course, promotion to the next holder grade or grades together with the usual allowances and benefits as applicable to such higher grade or grades and to give increments within that grade or grades as the Board/Committee! Executive Chairman & CEO may deem fit and proper.” “RESOLVED FURTHER that the remuneration payable to the incumbents as aforesaid will be subject to such modification(s) as the Central Government may suggest or require which the Executive Chairman & CEO be and is hereby authorized to accept on behalf 01 the Company and which may be acceptable to the incumbents.”
						MGMT	Yes	For	For

3. APPROVAL FOR COMMENCEMENT OF BUSINESSES DETAILED IN ‘OTHER OBJECTS’ Clause OF MEMORANDUM OF Association “RESOLVED THAT pursuant to Section 149{2A) and other applicable provisions, If any, of the Companies Act, 1956, consent 01 the Company be and is hereby accorded to the Board of Directors for commencing all or any of the business set out in CLAUSE 1108. 3, 7 and 14 of the ‘Other Objects’ clause of the Memorandum of Association of the Company.”
						MGMT	Yes	For	For

Aa Ordinary Resolution : 4. INCREASE IN BORROWING POWERS OF THE BOARD “RESOLVED THAT in supersession of the resolution passed by the shareholders of the Company in their meeting held on August 30, 2007 and pursuant to Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow from time to time any sum or sums of money, excluding interest accrued thereon, which together with the moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) shall not exceed, in the aggregate, at anyone time, Rs 25,000 Crore (Rupees Twenty Five Thousand Crores only), excluding interest on the borrowings made by the Company, irrespective of the fact that such aggregate amount of borrowing outstanding at any one lime may exceed the aggregate, for the time being, of the paid-up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose.”
						MGMT	Yes	For	For

5. RE · APPOINTMENT OF SHRI SUNIL KUMAR SHARMA AS EXECUTIVE VICE CHAIRMAN “RESOLVED that pursuant to Sections 198,269,309,310 and 311 read with Schedule XIII and other applicable provisions, If any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the re-appointment of Shri Sunil Kumar Sherma, as Executive Vice Chairman of the Company for a further period of five years with effect from March 18, 2009 on the remuneration and terms & conditions mentioned in the Explanatory Statement annexed to this Notice.” “RESOLVED FURTHER that pursuant to Section 198 and all other applicable provisions of the Companies Act, 1956, the remuneration as set out in the said Explanatory Statement be paid as minimum remuneration to Shri Sunil Kumar Sharma notwithstanding that in any financial year of the Company during his tenure as Executive Vice Chairman, the Company has made no profits or profits are inadequate.” “RESOLVED FURTHER that the Board 01 Directors of the Company be and is hereby authorised to alter or vary the terms of appointment of the appointee including relating to remuneration, as it may at its discretion, deem fit, from time 10 time, provided that the remuneration is within the “mil laid · down in the then subsisting respective provisions of the Companies Act, 1956.”
						MGMT	Yes	For	For

6. RE-APPOINTMENT OF SHRI PANKAJ GAUR AS JOINT MANAGING DIRECTOR (CONSTRUCTION) “RESOLVED that pursuant to Sections 198, 269, 309, 310 and 311 read with Schedule XIII and other applicable provisions, If any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the re-appointment of Shri Pankaj Gaur as Jt. Managing Director (Confliction) of the Company for a further period of five years with effect from July 1, 2009 on the remuneration and terms & conditions mentioned in the Explanatory Statement annexed to this Notice.” “RESOLVED FURTHER that pursuant to Section 198 and all other applicable provisions of the Companies Act, 1956, the remuneration as set out in the said Explanatory Statement be paid as minimum remuneration to Shri Pankaj Gaur notwithstanding that in any financial year of the Company during his tenure as Jr. Managing Director (Construction), the Company has made no profits or profits are inadequate.”
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER that the Board of Directors of the Company be and is hereby authorised to alter or vary the terms of appointment of the appointee including. relating to remuneration, as it may at its discretion, deem fit, from time to time provided that the remuneration is within the limit laid down in the then subsisting respective provisions of the Companies Act, 1956.-

7. RE-APPOINTMENT OF SHRI S.D. NAlLWAL AS WHOLE-TIME DIRECTOR “RESOLVED that pursuant to Sections 198, 269, 309, 310 and 311 read with Schedule XIIt and other applicable provisions, If any, of the Companies Act, 1956, the consent of the Company be and Is hereby accorded to the re-appointment of Shri S. D. Nailwal as WhoIe-time Director of the Company for a further period of five years with effect from July 1, 2009 on the remuneration and terms & conditions mentioned in the Explanatory Statement annexed to this Notice.” “RESOLVED FURTHER that pursuant to Section 198 and all other applicable provisions of the Companies Act, 1956, the remuneration as sat out in the said Explanatory Statement be paid as minimum remuneration to Shri S. D. Nailwal notwithstanding that in any financial year of the Company during his tenure as WhoIe-time Director, the Company has made no profits or profits are inadequate.” “RESOLVED FURTHER that the Board 01 Directors 01 the Company be and is hereby authorised to alter or vary the terms of appointment of the appointee including relating to remuneration, as it may at its discretion, deem tit, from time to time, provided that the remuneration is within the limit laid .down in the then subsisting respective provisions of the Companies Act, 1956.”
						MGMT	Yes	For	For

8. SPECIAL AUTHORITY FOR CREATION OF MORTGAGE CHANGES IN FAVOUR OF LENDERS; “RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Sections 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company (which expression shall include any Committee of the Board duly constituted/to be constituted) to mortgage and/or charge, in favour of the respective lenders! Trustees, subject to the existing charges It. CREATION OF SECURITY FOR THE PROPOSED ISSUE “RESOLVED THAT ~ of the Company be and Is accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, (including any amendment or re-enactment therein) the provisions of the Securities of Directors of the Company to create a further mortgage on such items and conditions and at such time’s and in such form and manner. and witty sub ~ as to priority as the Board in its absolute discretion thinly fit, on 1M whence or substantiality Hilt whole of the Compliancy’s. any one or more of the undertakings, at the meeting of the Board of Directors held on April 10, 2009
						MGMT	Yes	For	For
ICICI BANK LIMITED	ICICIBC IN	6100368	6/29/2009	Vadodara
1. To receive consider and adopt the audited Balance Sheet of the Company as at 31st March 2008 and the Profit and Loss Account for the financial year ended on that date together with the Reports of the Directors an Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on Preference Shares;	MGMT	No	DNA	DNA
					3. To declare dividend on Equity Shares;	MGMT	No	DNA	DNA
					4. to appoint a director r in place of Anypam Puri	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr M.K Sharma	MGMT	No	DNA	DNA
					6. To appoint a director in place of Mr. V Prem Watsa	MGMT	No	DNA	DNA
					7.To appoint a director I place of Mr P.M Sinha	MGMT	No	DNA	DNA

8. To consider and if thought fit to pass with or without modification, the following resolution as an ordinary resolution Resolved pursuant to the provisions of Section 224, fixed by the Board based on recommendation of Audit Committee plus tax and reimbursement of all expenses in connection with Audit
						MGMT	No	DNA	DNA

9. To consider and if thought fit to pass with or without modification, the following resolution as an ordinary resolution Resolved that pursuant to Section 228, Board is authorized to appoint branch auditors based on the recommendation of the Audit Committee plus ax and reimbursement of all expenses in connection with the audit of all the accounts and abroad in March 31, 2010
						MGMT	No	DNA	DNA
UNION BANK OF INDIA	UNBK IN	6579634	6/22/2009	Mumbai
Item No.1 To elect three Directors from amongst shareholders of the Bank (other than the Central Government) to fill the vacancy that arises on 19th June 2009 on account of the retirement of the existing shareholder directors, and in respect of whom valid nominations are received in terms of Section 9(3)(i) of the Act read with The Banking Companies (Acquisition and Transfer of Undertakings) Act, 1970 (hereinafter referred to as the “Act”) read with The Banking Regulation Act, 1949 and The Nationalized Banks (Management And Miscellaneous Provisions) Scheme, 1970 (hereinafter referred to as the “Scheme”) and Union Bank of India (Shares & Meeting) Regulations, 1998 (hereinafter referred to as the “Regulations”) made pursuant to Section 19 of the Act and Notification No.46/29.39.001 /2007-08 dated 01.11.2007 of Reserve Bank of India (hereinafter referred to as “RBI Notification”) and to pass the following resolution “RESOLVED THAT three Directors elected from amongst shareholders other than Central Government in respect of whom valid nominations are received to fill the vacancies that will arise on account of the retirement of the existing shareholder directors and pursuant to Section 9(3)(i) of the Act read with Scheme and Regulations made there under and RBI notification, be and are hereby appointed as the Directors of the Bank to assume office from the date following the date on which he/she is elected / deemed to be elected and shall hold office until the completion of a period of three years from the date of such assumption.”
						MGMT	Yes	For	For
UNION BANK OF INDIA	UNBK IN	6579634	6/22/2009	Mumbai
Item No.1 To discuss, approve and adopt the Balance Sheet as at 31 sl March, 2009 and the Profit & Loss Account for the year ended on that date, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						MGMT	Yes	For	For
					Item No.2 To declare dividend on Equity Shares for the financial year 2008-2009.	MGMT	Yes	For	For
WELSPUN GUJ STAHL ROHREN	WGS IN	B07PYG1	6/16/2009	Gujarat
The Equity Shareholders of Welspun-Gujarat Stahl Rohren Limited. TAKE NOTICE that by an Order dated 8th day of May 2009 in the above Company Application, the honorable High Court of Gujarat ~t Ahmedabad has directed that a Meeting of the Equity Shareholders of the Applicant be called and convened on Tuesday, the 16th day of June 2009 at 4.00 p.m. at the registered office of the Company at Welspun City, Village Versamedi, Taluka Anjar, District Kutch-37011 0 in the state of Gujarat, for the purpose of considering and, if thought fit, approving with or without modification(s), the Scheme of Arrangement in the nature of De-merger and transfer of the Plate & Coil Mill Division of Welspun-Gujarat Stahl Rohren Limited to Welspun Steel Plates and Coil Mills Private Limited.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

TAKE FURTHER NOTICE that in pursuance of the aforesaid Order and as directed therein, a meeting of the Equity Shareholders of the Applicant will be held at the registered office of the Company at Welspun City, Village Versamedi, Taluka Anjar, District Kutch-37011 0 in the state of Gujarat on Tuesday, the 16th day of June 2009 at 4.00 p.m., when you are requested to attend.
						MGMT	No	DNA	DNA

TAKE FURTHER NOTICE that you may attend and vote at the said meeting in person or by proxy, provided that a proxy in the prescribed form, duly signed by you, or your authorized representative, is deposited at the registered office of the Company at Welspun City, Village Versamedi, TalukaAnjar, District Kutch-370 II 0 in the state of Gujarat, not later than 48 (forty-eight) hours before the said meeting. The Hon’ble Court has appointed Shri Balkrishan Goenka the Director of the Applicant Company, and failing him Shri Murari Lal Mittal, the Director of the Applicant Company to be the Chairman of the said meeting. A copy of the Scheme, the Statement under Section 393 of the Companies Act, 1956, and a Form of Proxy are enclosed.
						MGMT	No	DNA	DNA
PATEL ENGINEERING LIMITED	PEC IN	B0388F1	6/26/2009	Mumbai
To consider, and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in supersession to the resolution passed by the members of the Company on August 08, 2008 and in accordance with the provisions of Section 81 and all other applicable provisions, if any, of the Companies Act, 1956, (the ‘1>.ct”) (including any amendments thereto or statutory modification(s) or re-enactment(s) thereof for the time being in force) and in accordance with the provisions of the Memorandum of Association and Articles of Association of the Company, the provisions of the Listing Agreement entered into by the Company with the Stock Exchanges where the shares of the Company are listed, the provisions of Foreign Exchange Management Act, 1999 and rules and regulations framed hereunder and in accordance with the applicable regulations and guidelines of the Reserve Bank of India (“RBI”), Securities and Exchange Board of India (“SEBI”), including the provisions of Chapter XIII-A of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (the “SEBI (DIP) Guidelines”) relating to issue of securities through Qualified Institutional Placement including any amendments thereto or any re-enactments thereof for the time being in force, the provisions of the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (Through Depository Receipt Mechanism) Scheme, 1993 (“FCCB Scheme”), financial institutions and all other concerned and relevant authorities from time to time, to the extent applicable and subject to all other applicable statutes, guidelines, regulations, approvals, consents, permissions or sanctions of the Government of India, RBI, SEBI, the Foreign Investment Promotion Board (the “FIPB”) and any other appropriate authorities, institutions or bodies; and further subject to such conditions and modifications as may be prescribed or imposed by any such authority/authorities while granting any such approvals, consents, permissions and sanctions which may be agreed to, in its sole discretion, by the Board of Directors of the Company (hereinafter called “the Board” which term shall be deemed to include any Committee which the Board may have constituted or hereinafter constitute from time to time to exercise its powers including the power conferred by this resolution) which the Board be and is hereby authorised to accept, if it thinks fit in the interest of the Company, the consent of the members of the Company be and is hereby accorded to the Board to create, offer, issue and allot, on such occasion or occasions, in one or more tranches, (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons as may be permitted) in the course of one or more domestic or international offering(s), with or without green shoe option in the course of one or more public or private offerings by way of public issue, rights issue, preferential allotment including Qualified Institutional Placement pursuant to Chapter XIII-A of the SEBI (DIP) Guidelines, as amended from time to time, or otherwise, in the domestic or one or more international markets, equity shares and / or equity shares through depository receipts and lor convertible bonds and lor securities convertible into equity shares at the option of the Company \land / or the holder(s) of such securities, Foreign Currency Convertible Bonds (FCCBs) / American Depository Receipts (ADRs) / Global Depository Receipts (GDRs) representing equity shares or convertible securities and / or securities linked to equity shares and / or securities with or without detachable/non-detachable warrants with a right exercisable by the warrant-holder to subscribe for the equity shares and / or warrants with an option exercisable by the warrant-holder to subscribe for equity shares, and/or any instrument or securities representing either equity shares and / or convertible securities linked to equity shares (all of which are hereinafter collectively referred to as securities) subscribed in Indian /foreign currency(ies) to eligible investors (whether resident and / or non-resident and/or strategic investors and/or institutions or banks and / or incorporated bodies and/or trustees or otherwise, and whether or not such investors are members of the Company) including Qualified Institutional Buyers (“QIBs”), whether in India or abroad, as defined under Clause 1.2.1 (xxiv a) of SEBI (DIP) Guidelines, pursuant to the provisions of Chapter XIII-A of the SEBI (DIP) Guidelines/ Foreign Institutional Investors (Flls)/ Mutual Funds/Pension Funds/ Venture C4>ital Funds / Banks and such other persons or entities excluding promoters in case of preferential allotment, whether or not such investors are members of the Company, to all or any of them jointly or severally, through prospectus(es) and lor placement documents(s) or offer letter(s) or circular(s) and / or on private placement basis for, (or which upon conversion of all securities so created, issued, offered and/or allotted could give rise to the issue of) further capital upto an aggregate sum not exceeding Rupee equivalent USD 500 million, at such time or times with or without voting rights in general meetings/ class meetings, at such price or prices, at such interest or additional interest, at a discount or at the premium to market price or prices, and in such form and manner and on such terms and conditions or such modifications thereto, including the number of Securities to be issued, face value, rate of interest, redemption period, manner of redemption, amount of premium on redemption/prepayment, number of equity shares, to be allotted on conversion / redemption /extinguishments of debt(s), exercise of rights attached to the warrants and / or any other financial instrument, period of conversion, fixing of record date or book closure and all other related or incidental matters as the Board may in its absolute discretion think fit and decide in according to the directives/guidelines issued by the appropriate authority(ies) and in consultation with the Merchant Banker(s) and /or Lead Manager(s) and / or Underwriter(s) and / or Advisor(s) and / or such other person(s), but without requiring any further approval or consent from the shareholders and also subject to the applicable guidelines for the time being in force;
						MGMT	Yes	For	For

RESOLVED FURTHER THAT. without prejudice to the generality of the above, the aforesaid issue of the Securities may have all or any terms or combinations of terms in accordance with prevalent market practice including but not limited to terms and conditions relating to the surrender of the Securities for the purpose of cancellation against receipt of the corresponding number of underlying equity shares, payment of interest, dividend. premium on redemption at the option of the Company and / or holders of any Securities, including terms for issue of additional equity shares or variations of the price or period of conversion of Securities into equity shares or issue of equity shares during the period of the Securities or terms pertaining to voting rights or option(s) for early redemption of securities;
						MGMT	Yes	For	For

RESOLVED FURTHER THAT. the Board be and is hereby authorized to enter into and execute all such agreements and arrangements with any Lead Manager(s), Co Lead Manager(s). Manager(s). Advisor(s), Underwriter(s), Guarantor(s), Depository(ies), Custodian(s) and all such agencies as may be involved or concerned in such offerings of Securities and to remunerate all such agencies by way of commission, brokerage, fees or the like, and also to seek the listing of such Securities in one or more Indian /International Stock Exchanges;
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Company and / or any agencies or bodies authorised by the Board may issue bonds or depository receipts or certificates representing the underlying equity shares in the capital of the Company or such other Securities in bearer, negotiable, or registered form with such features and attributes as may be required and are prevalent in the Indian and / or International Capital Markets for the instruments of this nature and to provide for the tradability and free transferability thereof as per market practices and regulations (including listing on one or more stock exchanges(s) in or outside India);
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Board be and is hereby authorised to create, issue, offer and allot such number of equity shares as may be required to be issued and allotted upon conversion of any Securities referred to above or as may be necessary in accordance with the terms of the offer, all such shares ranking in all respects par; passu inter se and with the then existing equity shares of the Company in all respects, save and except that such equity shares or Securities or instruments representing the same may be without voting rights. if permitted by law and lor shall carry the right to receive pro rata dividend from the date of allotment, as may be decided by the Board, declared for the financial year in which the allotment of shares shall become effective;
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT in the event of issue of Securities by way of Foreign Currency Convertible Bonds and/or Global Depository Receipts and/or American Depository Receipts, the relevant date on the basis of which the price of the resultant shares shall be determined as ‘specified under Issue of Foreign Currency Convertible Bonds and Ordinary Shares (Through Depository Receipt Mechanism) Scheme, 1993 (“FCCB Scheme”) as amended from time to time;
						MGMT	Yes	For	For

RESOLVED FURTHER THAT in the event of issue of Securities by way of a qualified institutional placement: (i) the relevant date on the basis of which the price of the resultant shares shall be determined as specified under applicable law, shall be the date of the meeting in which the Board or the Committee of directors duly authorized by the Board decides to open the proposed issue of Securities; (ii) the allotment of Securities shall be completed within 12 months from the date of this resolution approving the proposed issue or such other time ~ may be allowed by the SEBI (DIP) Guidelines from time to time; (iii) the Securities shall not be eligible to be sold for a period of one year from the date of allotment, except on a recognized stock exchange or except as may be permitted from time to time by the SEBI (DIP) Guidelines;
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Board be and is hereby authorized to finalise and approve the offer document! offering circular/ placement document / prospectus for the proposed issue of the Securities and to authorize any director or directors of the Company or any other officer or officers of the Company to sign the above documents for and on behalf of the Company together with the authority to amend, vary or modify the same as such authorized persons may consider necessary, desirable or expedient and for the purpose aforesaid to give such declarations, affidavits, certificates, consents, undertakings and/or authorities as any, in the opinion of such authorized person, be required from time to time, and to arrange for the submission of the offer document! offering circular/ placement document / prospectus, and any amendments and supplements thereto with any applicable stock exchanges (whether in India or abroad), government and regulatory authorities, institutions or bodies, as may be required; RESOLVED FURTHER THAT the Securities issued in foreign markets shall be treated to have been issued abroad and/or in the international market and/or at the place of issue of the securities in the international market and may be governed by applicable foreign laws;
						MGMT	Yes	For	For

RESOLVED FURTHER THAT for the purpose of giving effect to the said resolution and without being required to seek any further consent or approval of the members of the Company, the members shall be deemed to have given their approval thereto expressly by the authority of this resolution to the Board and the Board be and is hereby authorized, without prejudice to the generality of what is contained hereinabove in this resolution, for and on behalf of the members of the Company, all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, including without limitation: (a) to enter into and execute all such arrangements as the case may be with one or more lead managers, merchant bankers, managers, underwriters, bankers, financial institutions, solicitors, advisors, guarantors, depositories, registrars, custodians and other intermediaries in relation to each offering(s) of Securities and to remunerate any of the Agencies in any manner including payment of commission, brokerage, fee or payment of their remuneration for their services; (b) to resolve and settle any questions, difficulties or doubts that may arise in regard to each offering(s) of Securities; (c) to seek and obtain the listing of the Securities, as may arise out of any offering(s) of Securities inside or outside India, as may be legally required or provided for in the respective offer document! offering circular/ placement document / prospectus or at the Board’s discretion, and as the Board may consider necessary or expedient, in the best interest of the Company; (d) to finalise the respective offer document! offering circular/ placement document /prospectus, in draft form and in final form for submission to various relevant authorities in relation to the respective offering(s) of Securities, and to finalise and/or authorize issue of other documents, writings and publicity material in relation to the respective offering(s) of Securities; (e) to do all such acts, deeds, matters and things as the Board may at its discretion deem necessary, incidental, ancillary, connected with or desirable for such purpose(s) as mentioned above and otherwise to implement this resolution as it may in its absolute discretion deem fit and proper, including without limitation to the drafting, finalization, entering into and execution of any arrangement or agreements. (f) To delegate from time to time, all or any of the powers conferred herein upon the Board to any Committee of the Board or the Managing Director or to any other officer(s) of the Company”
						MGMT	Yes	For	For
STATE BANK OF INDIA	SBIN IN	6100799	6/19/2009	Mumbai
The .54th Annual General Meeting of the Shareholders of ‘the Btate Bank of India will be held at the Y.B: Chavanu Centre, General Jagannath Bhosale Marg, Nariman Point, Mumbai • 400 021 (Maharashtra) on Friday,the 19th June, 2009 at 3.30 p.m. for transacting the following business “to receive the Central Board’s Report, the Balance Sheet and Profit and Loss Account of the Bank made up to the 31st March, 2009 and the Auditors’ Report on the Balance Sheet and Accounts”.
						MGMT	Yes	For	For
MONNET ISPAT AND ENERGY LIMITED	MISP IN	6327372	6/17/2009	Chandigarh
SPECIAL BUSINESS: 1. To consider and if though fit, to pass with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81 [1 A) and all other applicable provisions, if any, of the Companies Act, 1956 [including any statutory modifications or re-enactments thereof for the time being in force), provisions of the Memorandum and Articles of Association of the Company, and subject to the applicable rules, regulations, guidelines, notifications or circulars issued by the Securities and Exchange Board of India [hereinafter referred to as “SEBI), the Stock Exchange where the shares of the Company are listed [including provisions of the listing agreement with them), or any other statutory or appropriate authority or body and also subject to such approvals, permissions, sanctions and consents as may be necessary or required from the Government of India and all other appropriate authorities, bodies or institutions, under applicable legislations, rules, regulations, guidelines and contracts for the time being in force, and subject further to such other terms, conditions, stipulations, alterations, amendments, modifications or variations, as may be required, specified or suggested by any of them in grating any such approvals, consents, permissions, or sanctions, and which may be agreed to by the Board of Directors [hereinafter referred to as “the Board”, which term shall be deemed to include the Committee of Directors of the Company for the time being authorized by the Board of Directors to exercise the powers conferred on the Board of Directors by this resolution), consent and approval of the members of the Company be and is hereby accorded to the Board to create, offer, issue and allot in one or more tranche, on private placement and/or preferential basis, not exceeding 90,00,000 warrants, each warrant carrying one option/entitlement to subscribe to one number of fully paid Equity Share of the Company of As.1 0/- each, against each such option on a future date [Le. option/entitlement to subscribe to maximum number of 90,00,000 fully paid Equity Shares of As.1 0/- each in aggregate), not prior to 23rd November” 2008 but within a period not exceeding 18 [Eighteen) months from the date of issue of such warrants, to the following promoter of the Company:- The total number of Equity Shares to which the aforesaid proposed allottees will become entitled to, considering one option available per warrant, shall be not exceeding 90,00,000 Equity Shares of As.1 0/- each. II
						MGMT	No	DNA	DNA

“RESOLVED FURTHER THAT the offer, issue and allotment of the aforesaid warrants and the Equity Shares resulting from the exercise of the entitlement of the warrant holders to subscribe to the equity shares shall be made at such time or times as the Board may in its absolute discretion decide, subject however to applicable guidelines, notifications, rules and regulations. II
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT the terms and conditions of the aforesaid warrants shall be as under: — a) The amount to be paid on the warrants at the time of allotment shall be not less than 25 % of the exercise price and the rights attached to them and other terms and conditions of the warrants will be as decided by the Board of Directors in accordance with SEBI Guidelines of Preferential Issues [Chapter XIII of the SEBI [Disclosure and Investor Protection) Guidelines, 2000) and other provisions of the applicable laws. b) The proposed warrants and the equity shares resulting from the exercise of the entitlement of each of the said warrant under this resolution shall be made fully paid-up at the time of their allotment. c) Each of the said warrant shall carry a right, entitling its registered owner to apply for at his/its option, and seek allotment of one equity share of As.1 0/- each, upon surrendering/exchange of the warrant to the Company along with the balance 75 % of the issue price of the equity share. d) The price including premium of one equity share of Rs.1 0/- each to be allotted on exchange/surrender of the said warrant shall not be lower than the minimum price specified as per SEBI Guidelines Preferential Issues [Chapter XIII of the SEBI [Disclosure and Investor Protection) Guidelines, 2000), considering 30 days prior to the date of this e) The relevant date for the purpose of calculating the exercise price for the Warrants under Chapter XIII of SEBI [DIP) Guidelines is 1Bth May, 2009. f) Against each of the said warrant, the registered owner of the warrant shall be entitled to’ apply for at his option. and seek allotment of one equity share of Rs.1 0/- each in the manner aforesaid, within the period of 1B months from the date of issue of the said warrants. The Board of Directors of the Company at its discretion shall decide the time within which the application for equity share against surrender/exchange of the said warrant shall be made, subject to the aforesaid time limits. g) The amount paid on each of the said warrant shall be forfeited; and all rights attached to the said warrant shall lapse automatically in case the warrant holder[s) do[es) not apply for the shares of the Company against surrender/exchange of the said warrant as aforesaid within the time that may be fixed by the Board of Directors in this regard. h) Upon surrender/exchange of each of the said warrant. the amount paid up thereon shall be credited, adjusted and applied towards share application money of the equity share, for which the holder of the warrant is entitled to apply along with the balance 75% of the issue price of the Equity share. i) The equity shares to be offered, issued and allotted as aforesaid upon surrender/exchange of the said warrant on exercise of the option by the holder of such warrant shall be subject to the provisions of the Memorandum and Articles of Association of the Company and on allotment, such shares shall rank pari-passu with the existing equity shares of the Company in all respects including dividend entitlement. j) The warrants and Equity shares shall not be sold, transferred, hypothecated or encumbered in any manner during the period of lock-in provided under SEBI Guidelines, as amended till the date of this notice. except to the extent and in the manner permitted hereunder. Further, the equity shares already held by the proposed allottees shall be under lock in from the relevant date Le. 1Bth May, 2009 and up to a period of six months from the date of allotment of Proposed Warrants. k) The warrant by itself shall not give to the holder thereof, any rights of the shareholders or debenture holders of the Company; including that of to receive interest or dividend on the paid up amount of the warrant. Q All the aforesaid warrants shall be pari-passu to each other in all respect and the options attached to each of the said warrants shall be independent of each other. m) In case the equity shares of the Company are either sub-divided or consolidated before issue of aforesaid warrants, or exercise of options by the holders of the said Warrants, then the face value, the number of Equity Shares to be acquired upon exercise of the options attached to the said Warrants, and the price of acquisition of the said Equity Shares by the holders of the Warrants shall automatically stand adjusted in the same proportion, as the present value of the Equity Shares Rs.1 0/- each bears to the newly sub-divided/consolidated Equity Shares without affecting any right or obligation of the said Warrant Holder. n) In case in future, the Company declares any issue of Bonus Shares. Rights Shares or other similar benefits except dividend to the. existing shareholders, then provision shall be made by the Company to provide similar benefits to the Warrant Holder by reserving such benefit for the Warrant Holders and the same shall accrue to the Warrant Holders only upon exercise of option by the Warrant Holders for acquiring the shares. 0) In case the Company’s equity capital or its valuation is affected due to any other corporate actions [other than that mentioned in Point Nos. [m) and [n) above) like. any of the event of Merger. Demerger, Consolidation of Business, or other Reorganization of the Company, Tender Offer for Equity Shares or Sale of Undertaking; necessary adjustments with respect to the options attached to the aforesaid warrants shall be made by the Company and such other necessary action shall. as may be deemed necessary or appropriate by the Board, be taken to reflect such corporate actions, including but without limitation, suitable adjustment of the exercise price on options attached to the outstanding warrants; subject to necessary approvals
						MGMT	No	DNA	DNA

“RESOLVED FURTHER THAT aforesaid warrants and the equity shares resulting from the exercise of the entitlement of each of the said warrant by its holder; including reduction of the size of the issue, as the Board may deem expedient.”
						MGMT	No	DNA	DNA

“RESOLVED FURTHER THAT to give effect to the aforesaid resolution, the Board be and is hereby authorized to delegate all or any of the powers or authorities herein conferred to any Committee of Directors or any other officer[s) of the Company, or to any advisor, consultant. agent, or intermediary; AND for the purpose of giving effect to this resolution, the Board acting on its own or through a Committee of Directors or any other person duly authorized in this regard by the Board! Committee, be and is hereby authorized to do all such acts. deeds, matters and things as may be deemed necessary and to settle any or all questions / matters arising with respect to the offer, issue and allotment [including deciding the terms and conditions for the same), utilization of the proceeds of the issue of the warrants/shares, execute all such deeds, documents. agreements, and writings as it may in its absolute discretion deem necessary or desirable for the purpose of giving effect to the aforesaid resolution, take such further steps as are required for the allotment and listing on one or more stock exchange of the said warrants/shares to be issued, offered and allotted as aforesaid, to take such other steps that are incidental and ancillary in this regard; and to do, make or accept such alterations, modifications, or variations in the foregoing or cancellation of the issue of warrants, as may be considered desirable or expedient by the Board I Committee / such authorized person in the best interest of the Company and its shareholders, without being required to seek any further consent or approval of the members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution.
						MGMT	No	DNA	DNA
HINDUSTAN UNILEVER LIMITED	HUVR IN	6261674	6/17/2009	Mumbai
1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2008 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To confirm the payment of Interim Dividend and to declare a Final Dividend on Equity Shares for the fifteen month period ended 31st march 2009	MGMT	Yes	For	For
					3. To elect and appoint Directors in place of the Directors retiring by rotation.	MGMT	Yes	For	For

4. To appoint M/s Lovelock & Lewes, Chartered Accountants, Mumbai as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual general Meeting and to fix their remuneration for the year ending 31st March, 2010 Special Business
						MGMT	Yes	For	For

5. To consider and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution: Resolved That pursuant to the provisions of Section257 and all other provisions, Mr. Dhaval Buch who was appointed additional Director of the company is hereby appointed as Director of the Company, liable to retire by rotation in terms of the provisions of the Articles of Association of the Company.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. To consider and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution Resolved That pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr Gopal Vittal who was appointed as an Additional Director of the Company pursuant tot he provision o Section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, liable to retire by rotation in terms of the provisions of the Articles of Association of the Company
						MGMT	Yes	For	For

7. To consider and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution Resolved That pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr Sridhar Ramaurthy who was appointed as an Additional Director of the Company pursuant tot he provision of o Section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, liable to retire by rotation in terms of the provisions of the Articles of Association of the Company
						MGMT	Yes	For	For

8. To consider and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution Resolved That pursuant to the provisions of Sections 198, 269, 309, and other applicable provisions if any of the Companies Act and is hereby accorded tot he appointment of Mr Dhaval Buch as the Wholetime Director of the Company
						MGMT	Yes	For	For

9. To consider and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution Resolved That pursuant to the provision of so Sections 198, 269, 309 and others, the approval of members of the Company be and is hereby accorded tot he appointment Mr. Gopal Vittal as the Wholetime Director of the Company, liable to retire by rotation in terms of the provision of o the Articles of Association of the Company
						MGMT	Yes	For	For

10. To consider and if thought fit, to pass, with or without modification(s), the following Resolution as a Special Resolution:- Resolved That pursuant to the provisions, the approval of Members of the Company be and is hereby accorded to the appointment Mr. Sridhar Ramamurthy as the Wholetime Director of the Company, liable to retire by rotation in terms of the provisions of the Articles of Association of the Company.
						MGMT	Yes	For	For
CAIRN INDIA LIMITED	CAIR IN	B1G2NNO	7/11/2009	Postal Ballot
RESOLUTION PUT THROUGH POSTAL BALLOT To consider and, if thought fit, to give assent / dissent to the following resolution, as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 17 and other applicable provisions of the Companies Act, 1956, and subject to the confirmation of the Company Law Board, the Registered Office of the Company be shifted from the State of Maharashtra to the State of Rajasthan and the clause II of the Memorandum of Association be altered by substituting the words ‘Maharashtra Le. within the Jurisdiction of Registrar of Companies, Maharashtra at Mumbai’ by the words ‘Rajasthan’. RESOLVED FURTHER THAT pursuant to the provisions of Section 31 of the Companies Act, 1956, Article 2 of the Articles of Association of the Company, be deleted.”
						MGMT	Yes	For	For
JINDAL SAW LIMITED	JSAW IN	6152723	6/20/2009	Mathura
1. To consider and, if thought fit, to pass with or without modifications, the following resolution as a Special Resolution: “Resolved that pursuant to the provisions of Section 81 (lA) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory amendment or re-enactment thereof for the time being in force), Memorandum and Articles of Association of the Company, SEBI(Disclosure & Investor Protection) Guidelines, 2000 and the Listing Agreement entered into by the Company with Stock Exchanges and subject to such approvals, permissions and / or sanctions, as may be necessary, of appropriate authorities or institutions, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall include any committee(s)which the Board may have or may hereafter constitute) to create, issue, offer and allot from time to time in one or more tranches up to 27,30,000 warrants with each warrant entitling the holder thereof to subscribe one equity share of Rs. 10/- in the capital of the Company at a price not less than Rs.308.08 being the price calculated with reference to the relevant date, i.e., 21st May, 2009 as prescribed under the Guidelines for preferential issues contained in Chapter XIII of the SEBI(Disclosure & Investor Protection) Guidelines, 2000 on a preferential basis to Anbeeco Investments Ltd., Cyprus, a company belonging to Promoter Group (Warrant Holder) on the following terms and conditions (i) In consideration of warrants being offered to the Warrant Holder, a sum not less than Rs. 77.02 per warrant (being amount representing 25% of the consideration for the issue of equity shares arising upon conversion of the warrants) shall be payable upon subscription of warrants which amount shall be adjusted against the issue price at the time of allotment of equity shares on conversion. The deposit shall not bear any interest; (ii) The Warrant Holder shall be entitled to apply for and be allotted one (1) equity share of Rs. 10/- per warrant at a price not less than Rs.308.08 any time on or after 1st April, 2010 but on or before 20th December, 2010 in one or more tranches; (iii) The Warrant Holder is entitled to exercise the above option in full or in part or may decline to exercise the option to convert the warrants into equity shares in which case warrants shall be deemed to have lapsed at the end of their term and the amount of Rs.77.02 paid at the time of allotment of warrant shall stand forfeited. (iv) The warrants by itself do not give to the holder thereof any right of shareholder of the Company; (v) The number of equity shares that each warrant converts into and the price per equity share upon conversion of each warrant shall be appropriately adjusted for corporate actions such as bonus issue, rights issue, stock split, merger, demerger, transfer of undertaking, sale of a business division or any such capital or corporate restructuring; (vi) The Warrant Holder shall also be entitled to any future bonus / right issues of equity shares or other securities convertible into equity shares by the Company in the same proportion and manner as any other shareholders of the Company for the time being. (vii) The warrants / equity shares to be allotted pursuant to exercise of option attached to warrants shall be locked in for a period as provided under the Guidelines for preferential issues as contained in Chapter XIII of the SEBI(Disclosure & Investor Protection) Guidelines, 2000. (viii) The new equity shares issued on conversion of the warrants shall be subject to the Memorandum and Articles of Association of the Company and shall rank pari passu in all respects with the existing issued and subscribed equity shares of the Company including as to dividend; “Resolved Further that for the purpose of giving effect to the above, the Board be and is hereby authorized on behalf of the Company to take all actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to the issuer allotment of aforesaid warrants, subsequent conversion of warrants into equity shares and the listing thereof with the stock exchange(s) and to resolve and settle all questions and difficulties that may arise in the proposed issue, offer and allotment of any of the said warrants / equity shares, utilization of the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board may in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this Resolution.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“Resolved Further that the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or Managing Director or any other Director(s) or Officer(s) of the Company to give effect to the aforesaid Resolution.”

KEC INTERNATIONAL LTD	KECI IN	B0YJJ27	6/26/2009	Mumbai
ORDINARY BUSINESS 1. To consider and adopt the Profit and loss Account for the financial year ended 31” March 2009, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. S. S. Thakur who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. S. M. Kulkami who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

5. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act, 1956, Messrs. D•• e Haskins &S.ls, Chartered Accountants, be and are here byre-appointed as Auditors of the company, to hold office from the conclusion of this meeting until the conclusion of the next Mnual General Meeting of the company on a remuneration to be determined by the Audit Committee of the Board of Directors of the company plus reimbursement of out of pocket expenses incurred by them In connection with the audit.”
						MGMT	Yes	For	For

6. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT the Accounts of the Branches of the company for the financial year ending on 31” March 2010, be audited by person(s) and/or firms qualified under applicable local laws to act as Branch Auditors and that the Audit Committee of the Board of Directors of the company be and is hereby authorised to appoint one or more such qualified person(s) and/or firm(s) to audit the accounts of the Branches of the company, as they deem fit, in consultation with Auditors of the company, And to determine the respective terms and conditions of their appointment and remuneration.
						MGMT	Yes	For	For

SPECIAL BUSINESS 7. To consider, and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with and pursuant to the provisions of Section 314(1B) and other applicable provisions, if any, of the Companies Act, 1956 and the rules and regulations thereto, including any statutory modification(s) or re-enactment thereof, for the time being in force and subject to the approval of the Central Government or such other approvals of such authorities as may be necessary, and subject to swell terms, conditions and modifications as may be prescribed by any of them in granting any such approvals and whole may be agreed to by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee of Directors, which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution), the consent of the Company be and is hereby accorded for Mr. Anant Goenka, son of Mr. H. V. Goenka, the Chairman of the Company to hold and continue to hold an office or place of profit as an employee of the Company on such remuneration and terms and conditions as may be decided by the Board, subject to an overall limit of Rs. 12 lacs per month or Rs. 1.44 crores per annum “RESOLVED FURTHER THAT the Board be and is hereby authorized to decide within the overall limits specified in this regard, the exact remuneration to be paid to Mr.Anant Goenka, the terms and nature of his appointment as also the changes in his designation and remuneration, modify the terms and conditions of appointment from time to time and do all such acts, deeds, matters and things, make and execute~1I such applications, writings and instruments as the Board may in its absolute discretion deem necessary or desirable and delegate the said authority to any person(s) as the Board may deem fit in its discretion for the purpose of giving effect to this resolution without being required to seek any further consent or approval of the members or otherwise, with the intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution.”
						MGMT	Yes	For	For
RELIANCE INFRASTRUCTURE LIMITED	RELI IN	6099853	6/24/2009	Postal Ballot
1. To consider and if thought fit. to pass the following’ resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81 (1 A) and all other applicable provisions, if any, of the Companies Act, 1956 (including’ any statutory modification(s) or re-enactment thereof, for the time being’ in force) and in accordance with the enabling’ provisions of the Memorandum and Articles of Association of the Company. the Rules/Regulations/Guidelines, if any, prescribed by the Securities and Exchange’s Board of India and/or any other regulatory authority. the Listing’ Agreements entered into by the Company with the Stock Exchange’s where the shares of the Company are listed and subject to the approval(s), consent(s), permission(s) and / or sanction(s), if any, of the appropriate authorities, institutions or bodies as may be required, and subject to such conditions as may be prescribed by any of them while granting’ any such approval(s), consent(s), permission(s), and / or sanction(s), and which may be agreed to. by the Board of Directors of the Company (hereinafter called ‘the Board’ which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including’ the powers conferred by this resolution), the Board be and is hereby authorised on behalf of the Company to create, offer. issue and allot, from time to time, in one or more tranches, warrants entitling’ the holder(s) thereof to subscribe, from time to time, the equity shares of the Company (hereinafter referred to as the “Securities”), to the promoter / promoter group, whether or not they are Members of the Company, under a preferential issue through offer letter and/or circular and/or information memorandum and/or private placement memorandum and/or such other documents / writing’s, in such manner and on such terms and conditions as may be determined by the Board in its absolute discretion; provided that the aggregate number of resultant equity shares of the Company to be issued against warrants shall not exceed 4,29,00,000 fully paid equity shares of the face value of Rs.10 each, at a price being’ not less than the higher of the following’: (a) The avera’1e of the weekly high’s and low of the closing prices of the Company’s shares quoted on the Stock Exchange’s (National Stock Exchange’s of India during the two weeks preceding the “relevant date”; or (b) The average’s of the weekly high’s and low of the closing prices of the Company’s shares quoted on the Stock Exchange’s (National Stock Exchange of India Limited”” during the two weeks preceding the relevant date The relevant date for this purpose shall be Ma RESOLVED FURTHER THAT the resultant attached to the warrants in terms of this resisting’ equity shares of the Company an Company are listed. RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred to any Committee of Directors or any other Director(s) or executive’s)/officer(s) of the Company to do all such acts, deeds, matters and things as also to execute such documents, writings. etc. as may be necessary to give effect to the aforesaid resolution.”
						MGMT	Yes	For	For

2. Issue of equity shares to the Qualified Institutional Buyers To consider and, if thought fit. to pass the following Resolution as a Special Resolution: “(a) RESOLVED THAT pursuant to Section 81 (1 Al and all other applicable provisions of the Companies Act. 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and enabling provisions of the Memorandum and Articles of Association of the Company, the Listing Agreements entered into with the Stock Exchanges and subject to the provisions of Chapter XIII-A of the SEBI (Disclosure and Investor Protection) Guidelines. 2000 (“SEBI DIP Guidelines”), the provisions of the Foreign Exchange Management Act. 1999 and the Foreign Exchange Management (Transfer or issue of security by a Person Resident Outside India) Regulations, 2000. applicable rules. regulations. guidelines or laws and/or any approval. consent. permission or sanction
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

of the Central Government, Reserve Bank of India and any other appropriate authorities. institutions or bodies (hereinafter collectively referred to as the “appropriate authorities”). and subject to such conditions as may be prescribed by anyone of them while granting any such approval, consent. permission, and /or sanction (hereinafter referred to as the “requisite approvals”), which may be agreed to by the Board of Directors of the Company (hereinafter called the “Board” which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including the power conferred by this resolution), the Board be and is hereby authorised to issue. offer and allot equity shares/ fully convertible debentures/ partly convertible debentures / non convertible debentures with warrants/ any other securities (other than warrants). which are convertible into or exchangeable with equity shares on such date as may be determined by the Board but not later than 60 months from the date of allotment (collectively referred to as “QIP Securities”), to the Qualified Institutional Buyers (QIBs) as per the SEBI DIP Guidelines, on the basis of placement document(s). at such time or times in one or more tranche or tranches. at par or at such price or prices. and on such terms and conditions and in such manner as the Board may. in its absolute discretion determine. in consultation with the Lead Managers. Advisors or other intermediaries. provided however that the issue of securities as above shall not result in increase of the issued equity share capital of the Company by more than 25% of the then issued equity shares of the Company. (b) RESOLVED FURTHER THAT the relevant date for the determination of applicable price for the issue of the QIP Securities shall be the date on which the Board of the Company decide to open the proposed issue. or the date on which the holder of the securities which are convertible into or exchangeable with equity shares at a later date becomes entitled to apply for the said shares, as the case may be (“Relevant Date”). (c) RESOLVED FURTHER THAT the Board be and is hereby authorised to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion of any Securities referred to in paragraph (a) above or as may be necessary in accordance with the terms of the offering. all such shares being pari passu with the then existing shares of the Company in all respects. as may be provided under the terms of the issue and in the offering document. (d) RESOLVED FURTHER THAT such of these Securities to be issued as are not subscribed may be disposed of by the Board to such persons and in such manner and on such terms as the Board in its absolute discretion thinks fit in accordance with the provisions of law. (e) RESOLVED FURTHER THAT the issue to the holders of the securities with equity shares underlying such securities shall be inter alia, subject to suitable adjustment in the number of shares, the price and the time period. ~c. in the event of any change in the equity capital structure of the Company consequent upon any merger. amalgamation, takeover or any other re-organisation or restructuring in the Company. (f) RESOLVED FURTHER THAT for the purpose of giving effect to any issue or allotment of Securities or instruments representing the same, as described in paragraph (a) above. the Board be and is hereby authorised on behalf of the Company to do all such acts, deeds. matters and things as it may at its absolute discretion deem necessary or desirable for such purpose. including without limitation the entering into of underwriting. marketing and institution /trustees / agents and similar agreements / and to remunerate the managers. underwriters and all other agencies / intermediaries by way of commission, brokerage. fees and the like as may be involved or connected in such offerings of Securities, with power on behalf of the Company to settle any questions. difficulties or doubts that may arise in regard to any such issue or allotment as it may in its absolute discretion deem fit. (q) RESOLVED FURTHER THAT for the purpose aforesaid. the Board be and is hereby authorised to settle all questions. difficulties or doubts that may arise in regard to the issue. offer or allotment of Securities and utilisation of the issue proceeds including but without limitation to the creation of such mortgage / charge under Section 293(1 Ha) of the said Act in respect of the aforesaid Securities either on pari passu basis or otherwise or in the borrowing of loans as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution. (h) RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred to any Committee of Directors or the Chairman or any other Officers / Authorised Representatives of the Company to five effect to the aforesaid resolution.”

WEBEL SL ENERGY SYSTEMS LIMITED	WSES IN	B03KGZ3	6/29/2009	Kolkata
SPECIAL BUSINESS 1. To consider the issue of further capital by the Company To consider and if thought fit, to pass with or without modification(s), the following resolutions as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof (the “Companies Act”), the provisions of Chapter XIII-A ‘Guidelines for Qualified Institutions Placement’ of SEBI(Disclosure & Investor Protection) Guidelines, 2000, as amended from time to time, the “SEBI DIP Guidelines”), the provisions of the Foreign Exchange Management Act, 2000 (“FEMA”),Foreign Exchange Management (Transfer or Issue of Security by a Person resident outside India) Regulations, 2000, as amended from time to time, and such other statutes, notifications, clarifications, circulars, rules and regulations as may be applicable and relevant, as mended from time to time and issued by the Government of India (the “GOI”), the Reserve Bank of India (the “RBI”), the Foreign Investment Promotion Board ( the “FIPB”), the Securities and Exchange Board of India (the “SEBI”), Stock Exchanges and any other appropriate authorities, institutions or bodies, as may be applicable and the enabling provisions of the Listing Agreements entered into by the Company with the Stock Exchanges on which the equity shares f the Company are listed (the” Listing Agreements”) and Memorandum and Articles of Association of the Company, and subject to such approvals, consents, permissions and sanctions, if any, of the GOI, RBI, FIPB, Stock Exchanges and any other appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions as may be prescribed/stipulated by any of them while granting such approvals, consents, permissions and sanctions which may be agreed/accepted to by the Board of Directors of the Company (hereinafter referred to as the “Board” which shall be deemed to include any committee thereof, constituted or to be constituted to exercise its powers), the Board be and is hereby authorized, in its absolute discretion, to create, offer, issue, and allot, in one or more tranches, equity shares(hereinafter referred to as ‘Specified Securities’ within the meaning of SEBI DIP Guidelines) for an amount up to Rs. 600 Millions (Six Hundred Millions Only),inclusive of such premium, as may be finalized by the Board, to qualified institutional buyers as defined in the SEBI DIP Guidelines (the “QIBs”), pursuant to the qualified institutions placement at such price being not less than the price determined in accordance with the SEBI DIP Guidelines and such issue and allotment to be made on such terms and conditions as may be decided by the Board at the time of issue or allotment of the Specified Securities. RESOLVED FURTHER THAT the relevant date for the purpose of pricing of the Specified Securities proposed to be issued in accordance with SEBI DIP Guidelines, shall be the date of the meeting in which the Board (which expression includes any committee thereof constituted or to be constituted to exercise its powers) decides to open the issue of the Specified Securities, subsequent to the receipt of shareholders’ approval in terms of section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956 and other applicable laws, regulations and guidelines in relation to the proposed issue of the Specified Securities, through qualified institutions placement in accordance with Chapter XIII-A of the SEBI DIP Guidelines as mentioned in the resolution above.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT the issue to the holders of the Specified Securities shall be, inter alia, subject to the following terms and conditions’. the Specified Securities to be so created, offered, issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; and ii. the equity shares proposed to be issued through the qualified institutions placement in accordance with the SEBI DIP Guidelines shall rank pari-pass with the then existing equity shares of the Company in all respects including dividend. the allotment of Specified Securities shall be completed within 12 months from the date of this resolution approving the proposed issue or such other time as may be allowed by the SEBI DIP Guidelines from time to time; and iv. the Specified Securities shall not be eligible to be sold for a period of one year from the date of allotment, except on a recognized stock exchange, or except as may be permitted from time to time by the SEBI DIP Guidelines. resolutions, the board be and is hereby authorized to do all such acts, deeds, matters and things including but not limited to finalization and approval of the preliminary as well as final offer documents(s), determining the form and manner of the issue, including the class of investors to whom the Specified Securities are to be issued and allotted, number of Specified Securities to be allotted, issue price, face value, execution of various transactions documents, as it may in its absolute discretion deem fit and to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Specified Securities and utilization of the issue proceeds as it may in its absolute discretion deem fit without being required to seek further consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution. RESOLVED FURTHER THAT the Board be and is hereby authorized to appoint such consultants, lead managers, underwriters, guarantors, depositories, custodians, registrars, stabilizing agent, trustees, bankers, lawyers and any other advisors, professionals and intermediaries and all such agencies as may be involved or concerned in such offerings of Specified Securities and to remunerate them by way of commission, brokerage, fees or the like and to enter into and execute all contracts, agreements arrangements/ MOUs/documents with such agencies as may be required or desirable in connection with the issue of equity shares including the listing of the Specified Securities, if any on any stock exchanges. RESOLVED FURTHER THAT the Board be and is hereby authorized on behalf of the Company to take all actions to give effect to the aforesaid resolutions and is authorized to take such steps and to do all such acts, deeds, matters and things and accept any alterations or modification(s) as they may deem fit and proper and give such directions as may be necessary to settle any question or difficulty that may arise in regard to issue and allotment of equity shares including but not limited to:

(a) Approving the offer document and filing the same with any authority or persons as may be required;(b) Approving the issue price, the number of equity shares to be allotted, the basis of allocation and allotment of equity shares;(c) To affix the Common Seal of the Company on any agreement(s)/documents as may be required to be executed in connection with the above, in the presence of any Director of the Company and persons authorized who shall sign the same in token thereof; (d) Arranging the delivery and execution of all contracts, agreements and all other documents, deeds, and instruments as may be required or desirable in connection with the issue of equity shares by the Company;(e) Taking decision to open the issue, decide bid opening and closing date; ... (f) Opening such banks accounts and demat accounts as may be required for the transactions; (g) To do all such acts, deeds, matters and things and execute all such other documents and pay all such fees, as it may, in its absolute discretion, deem necessary or desirable for the purpose of the transactions; (h) To make all such necessary applications with the appropriate authorities and make the necessary regulatory filings in this regard; (i) Making applications for listing of the equity shares of the Company on one or more stock Exchange(s) and to execute and to deliver or arrange the delivery of the listing agreement(s)or equivalent documentation to the concerned stock exchange(s); and (j) To authorize or delegate all or any of the powers herein above conferred to any or more persons, if need be.”

2. To consider the issue of Warrants on a preferential basis to the Promoters and other Strategic Investors: “RESOLVED THAT pursuant to the provisions of Section Bl(lA) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force), SEBI (Disclosure & Investor Protection) Guidelines, 2000, as amended from time to time, (the “SEBI DIP Guidelines”), as in force, the regulations/guidelines, if any, issued by the Government of India, the Reserve Bank of India and any other applicable laws, rules and regulations (including any amendment thereto or re-enactment thereof for the time being in force) and the relevant provisions of the Memorandum and Articles of Association of the Company and Listing Agreement entered into by the Company with the stock exchanges where the shares of the Company are listed, and subject to such approvals, consents, permissions and sanctions as may be required from the Government of India, Reserve Bank of India, Securities and governmental authorities or departments, institutions or bodies (“Concerned Authorities”) in this regard and further subject to such terms and conditions or modifications thereto as may be prescribed or imposed by any of the Concerned Authorities while granting such approvals, and permissions as may be necessary or which may be agreed to by the Board of Directors of the Company(hereinafter referred to as “the Board”, which term shall include any Committee constituted by the Board or any person(s) authorized by the Board to exercise the powers conferred on the Board by this Resolution), the consent of the Company be and is hereby accorded to the Board to create, issue, offer and allot, from time to time in one or more tranches, up to 0,00,000 (Twenty Lacs) warrants or any other securities or financial instrument(s) convertible into equity shares of the Company (hereinafter referred to as “Warrants”) to Tysom Agencies Pvt. Ltd ( 10,00,000 Warrants), a promoter group company, and to Khushaal Investments Advisory Pvt. Ltd (10,00,000 Warrants), Strategic Investors, not forming part of the Promoter Group, on such terms and conditions and in such manner as the Board may think fit, without offering the same to any other person, whether or not they are members of the Company; each Warrant entitling the holder of the Warrants to apply for and be allotted one equity share of Rs. 10/- each fully paid-up, at a price of Rs. 150/- (Rupees One Hundred and Fifty only) per share [including a premium of Rs. 140/- (Rupees One Hundred and Forty Only)], conversion of which must be made within a period not exceeding eighteen months from the date of allotment of the Warrants, in one or more tranches, in accordance with the SEBI DIP Guidelines and other relevant guidelines as may be prevailing at the time of allotment of shares, and that the Warrants so issued or allotted give rise (on allotment or upon conversion/exercise of right) to not more than 20,00,000 (Twenty Lacs) equity shares of Rs 10/- each fully paid-up. RESOLVED FURTHER THAT the relevant date, in terms of Chapter XIII of the SEBI DIP Guidelines, for determination of minimum price for issuance of the Warrants on a preferential basis and conversion thereof into equity shares of Rs. 10/- each, is May 30, 2009 and accordingly, the Warrants so issued shall, on exercise of right attached thereto, shall be converted into equal number of equity shares of Rs. 10/- each at a price of Rs. 150/- per share (including a premium of Rs. 140/- per share). RESOLVED FURTHER THAT the equity shares allotted on conversion of Warrants in terms of this resolution shall be subject to the relevant provisions contained in the Memorandum and Articles of Association of the Company and shall rank parri passu in all respects with the existing fully paid up equity shares of Rs. 10/- each of the Company.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT the aforesaid Warrants allotted in terms of this resolution and the resultant equity shares arising on exercise of right attached to such Warrants shall be subject to lock-in requirements as per the provisions of Chapter XIII of the SEBI DIP Guidelines. RESOLVED FURTHER THAT the aforesaid issue of Warrants shall be in accordance with the following terms and conditions: (i) A Warrant by itself shall not give to a Warrant holder thereof, any rights of the shareholder or the debenture holder of the Company. (ii) In the event; the equity shares of the Company are either sub-divided or consolidated before the conversion of the Warrants into equity shares of the Company, then the face value, the number of equity shares to be acquired on conversion of the Warrants, and the Warrant Issue Price shall automatically stand adjusted in the same proportion, as the present value of the equity shares of the Company bears, to the newly sub-divided/ consolidated equity shares without affection any right or obligation of the said Warrant holders; and (iii) In the event, the Company’s equity capital is affected or changed due to any other corporate actions such as a merger, demerger, consolidation of business, or other reorganization of the Company, tender offer for equity shares or sale of undertaking, necessary adjustments with respect to the terms of the aforesaid Warrants shall be made by the Company and such other action, as may be deemed necessary or appropriate by the Board shall be taken to reflect such corporate actions, including but without limitation, suitable adjustment of the Warrant Issue Price, subject necessary approvals. RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board be and is hereby authorized on behalf of the Company to take all actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to issue or allotment of the aforesaid Warrants and the resultant equity shares to the holders of Warrants upon exercise of right to subscribe the shares and listing thereof with the stock exchange(s) as appropriate and to resolve and settle all questions and difficulties that may arise in relation to the proposed issue, offer and allotment of any of the said Warrants, utilization of the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board may in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution. RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers conferred by this resolution on it, to any Committee of Directors or any other Director(s) or any other Director(s) or officer(s) of the Company to give effect to the resolution.”

BHARTI AIRTEL LIMITED	BHARTI IN	6442327 IN	7/7/2009	Postal Ballot
Text of resolutions proposed to be passed by the shareholders through postal ballot: 1. To consider and, if thought fit, to give assent or dissent to the following resolution as an ORDINARY RESOLUTION: Sub-division of shares and amendment in the Memorandum of Association: “Resolved that pursuant to the provisions of section 16, 94 and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”) or any other law for the time being in force (including any statutory modification or re-enactment thereof) and the provisions of the Articles of Association of the Company and subject to such approval(s), permission(s), sanction’s), confirmation’s), as may be required under any law for the time being in force, the consent of the Company be and is hereby accorded for sub-division of the existing equity shares of face value of Rs.1 0/- each of the Company into 2 equity shares of Rs 5/- each. Resolved further that the existing Clause V of the Memorandum of Association be and is hereby substituted in the manner as set out below: “The Authorised Share Capital of the Company is INR 25,000,000,000 (Rupees Twenty Five Billion) divided into 5,000,000;000 (Five Billion) Equity Shares of INR 5 (Rupees Five) each.” Resolved further that the existing share certificate(s) in relation to the equity share capital held in physical form be cancelled and new share certificate(s) be issued, in respect of the equity shares held by the members of the Company consequent upon the sub-division of the equity shares as aforesaid and in case of shares held in the dematerialized form, the sub-divided equity shares be credited to the respective demat accounts of the beneficiaries in lieu of the existing shares held by them. Resolved further that the Board of directors of the Company (“the Board”, which expression shall also include a duly constituted Committee thereof) be and is hereby authorised to do all such acts, deeds and things and to delegate all or any of the powers vested in the Board to any Director(s) or Officer(s) of the Company as may be required to give effect to the above resolution.”
						MGMT	Yes	For	For

2. To consider and, if thought fit, to give assent or dissent to the following resolution as a SPECIAL RESOLUTION: Amendment In Articles of Association “Resolved that pursuant to the provisions of section 31 and all other applicable provisions, if any, of the Companies Act, 1956 (“ the Act”) or any other law for the time being in force (including any statutory modification or re-enactment thereof) the present Articles of Association of the Company be substituted with the new set of Articles of Association of the Company. Resolved further that the Board of directors of the Company (“the Board”, which expression shall also include a duly constituted Committee thereof) be and is hereby authorised to do all such acts, deeds and things and to delegate all or any of the powers herein vested in the Board, to any Director(s) or Officer(s) of the Company as may be required to give effect to the above resolution.”
						MGMT	Yes	For	For

3. To consider and, if thought fit, to give assent or dissent to the following resolution as a SPECIAL RESOLUTION: Payment of Commission to Independent Non-executive Directors “Resolved that in ,accordance with the provisions of the Articles of Association of the Company and pursuant to sub-sections (4) and (7) of section 309 and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”) and any amendment-enactment thereof, the consent of the Company be and is hereby accorded for payment of commission to independent non-executive directors of the Company not exceeding one per cent (1%) of the net profits of the Company in each financial year, as computed in accordance with the provisions of section 349 and 350 of the Act, to be paid and divided amongst such independent non-executive directors, in such manner as the Board of directors in its absolute discretion may decide from time to time. Resolved further that the Board of directors of the Company (“the Board”, which expression shall also include a duly constituted Committee thereof) be and is hereby authorised to do all such acts, deeds and things and to delegate all or any of the powers herein vested in the Board, to any Director(s) or Officer(s) of the Company as may be required to give effect to the above resolution
						MGMT	Yes	For	For
HINDUSTAN CONSTRUCTION COMPANY LIMITED	HCC IN	B0NSG79	6/22/2009	Mumbai
To consider and if thought fit. to pass the following resolution with or without modification(s) as a Special Resolution: ‘ “RESOLVED THAT pursuant to the provision 01 Section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments or reenactment thereof) (the “Act”) and all other applicable laws and regulations including the Foreign Exchange Management Act, 1999, the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident outside India) Regulations, 2000, any statutory modification(s) or re-enacted thereof. for the lime being In force and such other statues, notifications, clarifications, circulars, rules and regulations as may be applicable and relevant. as amended from time to time, if any, issued by the Government of India (the “GOI”) the Securities and Exchange Board of India (the “SEB’-), ‘the Reserve Bank of India (the ~RBI”), Stock Exchanges and any other appropriate authorities, institutions or bodies, as may be applicable and the provisions in the Memorandum and Articles of Association of the Company and Listing Agreements entered into by the Company with the Stock Exchanges where the Equity Shares of the Company are
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

listed, and any other applicable laws, rules and regulations (including any amendment thereto or reenactment thereof for the time being in force) and Subject to 5uch approvals, consents, permissions and sanctions, if , of the GOI, RBI, SEB1, Stock Exchanges and any other relevant statutory, governmental authorities or departments, institutions or bodies (the Concerned Authorities”) in this regard, as may be required and applicable and further subject to such terms and conditions or modifications thereto as may be prescribed or imposed by any of the Conceded Authorities granting such approvals and permissions as may be necessary or which may be agreed to by the Board 01 Directors of the Company (hereinafter referred to as U1e “Board”, which term shall include any Committee constituted by the Board or any person(s} authorized by the Board to exercise the powers conferred on the Board by this Resolution}, the consent of the Company be and is hereby accorded to the Board to create, issue, offer and allot (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees if the Company as may be permitted). Equity Shares and/or Equity Shares through depository receipts including American Depository Receipts (ADRs} Receipts (GORs) and/or Convertible Bonds fully or partly paid up, Fully Convertible Debentures(FCOs}, Partly Convertible Debentures (peDs) Openly Convertible Debentures (OCDs) and/or owner securities convertible into Equity Shares at the option of the Company and/or the holder(s) of such ~securities and/or securities linked to Equity Shares and/or securities with or detachable/non-detachable warrants and/or warrants with a right exercisable by the warrant holder to subscribe for Equity Shares and/or any instruments or securities representing either Equity Shares, secured premium notes and/or any other financial instruments which would be converted into exchanged with Equity Shares at a later date (the “Securlties’1 as the Board at its sole discretion or in consultation with underwriters, merchant bankers, financial advisors or legal advisors may at any lime decide, by way of one Or more public or private offering5 in domestic and/or one or more international markets with or without a green shoe option or private placement or issued/allotted through Qualified Institutions Placement In accordance with the Guidelines for “Qualified Institutions Placement” prescribed under Chaplet XIII ·A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as Amended {the “SEBI Guidelines”) or by anyone or more or a combination of the above model/methods or otherwise and at such time Of times and in one or more tranches, whether rupee denominated or denominated in foreign currency. to any eligible Qualified Institutional Buyers including Foreign Institutional Investors, Resident Non-Resident Investors (whether Institutions, Incorporated Bodies, Mutual Funds, Individuals or otherwise), Venture Capital Funds (Foreign or Indian). Indian and/or Multilateral Financial Institutions, Mutual Funds, Non-Resident 1ndlans. Stabilizing Agents and/or any other categories of Investors, whether they be holders of the Equity Shares of the Company or not (collectively called the “Investors”} whether or not such Investors are Members the Company may be deemed appropriate by the Board and permitted under applicable laws and re9ulations, resulting in the issue of up to aggregate principal amount of Rs. 15,00.00,00,000 (Rupees One Thousand and Five Hundred Crams) or its equivalent in any other currency and on such terms and conditions and timing of the issue(s)1 offering(s) including the ‘investors to whom the Securities are to be issued, price, number of Securities to be issued, creation of mortgage! charge in accordance with _Section 293(1 Ha) of the Companies Act, in respect of any Securities a~ my be required either on

RESOLVED FURTHER THAT though Securities to be created, issued, offered and allotted shall be subject to the provisions to the Memorandum and Article5 of Association of the Company and the Equity Shares allotted ;n terms of this resolution shall rank pari passu in all respects with the existing Equity Shares of the Company.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT if the Issue or any part thereof is made for a Qualified Institutions Placement. the Equity Shares or Fully Convertible Debentures (FCDs) I Partly Convertible Debentures (peDs) I Optionally Convertible Debentures or any other securities which are convertible into or with tile Equity Shares of the Company (hereinafter Collectively referred to as ~other Specified Escaroles” and together with Equity Shares referred to as the ‘Specifies Securities within than meaning of the SEBI Guidelines) or any combination of Specified Securities as may be decided by the Board, issued for such purpose shall be fully paid-up and the allotment of such Specified Securities shall be completed within twelve months from the date of this resolution or much other time as may be allowed under the SEBr Guidelines from time to time at such price being not less than the price determined in accordance with the pricing formula provided under Chapter XII to the SEBI Guidelines and the Specified Securities shall not be eligible to be sold for a period of one year from the date of allotment. except on a recognized stock exchange, or except as may be permitted from till to time under the SEBI Guidelines.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT .in lobe savant of issue of Specified Securities by way of a Qualified Institutions Placement, the ‘Relevant Pate’ on the basis of which the price of the Specified Securities shall be determined as specified under applicable law, shall be the date of the Meeting in which the Board or the Committee at Directors duly authorized by the Board decides to open the proposed issue of Specified Securities or suet, other time as may be decided by the Board, subsequent lo the receipt of shareholders’ approval in terms of Section 61(1A) and other applicable provisions, if any. of the Act and other applicable laws, regulations and guidelines in relation to the proposed issue of the Specified Securities and allowed under the SEBI Guidelines from time to time.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT in the event of issue of Specified Securities by way of i.e Qualified Institutions Placement, the number and/or conversion price in relation to Equity Shares that may be issued and allotted on conversion of Other ·Specified Securities that may be issued through a Qualified Institutions Placement in accordance with the SE81 Guidelines as mentioned above shall be appropriately adjusted tore corporate actions such as bonus issue. rights issue. split and consolidation to share capital, merger. demerger. transfer of Undertaking. sale of division or any such capital or corporate restructuring.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws and Subject to approval. consents, permissions. if any of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval Of permissions by such governmental authority or regulatory institution, the Securities may have such features And attributes or any terms or combination of terms that provide (or the tradability and free Transferability thereof in accordance with the prevailing practice; in the capital markets including but not limited to the tells and conditions for issue of additional Securities and such of tense Securities to be issued as are subscribed may be disposed of by. the Board in such manner and/or on Such terms including offering or placing them with institutions/mutual fund; or otherwise. as the Board may deem fit and proper in its absolute discretion, subject to laws. regulations and guidelines.
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT without prejudice to the generality of the foregoing, the Board be and is hereby authorized to prescribe with respect to the aforesaid issue of the Securities all or any of the terms or any combination of terms thereof In accordance with local and/or international practice including but not limited to conditions in relation to the offer, Issue and allotment of the Securities, payment of interest, dividend, premium and redemption or early redemption of Securities, debt service payments and any other payments whatsoever, voting rights and all such terms as are provided in domestic and/ or international offerings of his nature including terms for such issue, or variation of the price or period of conversion of any Securities into Equity Shares or issue of Equity Shares during the duration of the Securities or terms pertaining to early redemption of Securities and/or conversion into Equity Shares as the Board may in its ~ole discretion deem appropriator.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Board be and is hereby authorize to finalize and approve the preliminary as well as the final offering document, if required, for the proposed issue of the Securities and to authorize any Director or · Directors of the Company or any other Officer or Officers of the Company to sign the above referred documents or any other related paper(s)/document(s), for and on behalf of the Company together with the authority to amend, vary or modify the same as such authorized persons may consider necessary, desirable or expectant and for the purpose aforesaid, to give such declarations affidavits, certificates, consents and/or authorities as may, in the opinion of such authorized person, be required from time to time and to arrange for the submission of the preliminary and final offering document and any amendments and supplements hereto, with any applicable government and regulatory authorities, institutions or bodies. as may be required.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Board be and is hereby authorize to do such acts, deeds and things as the Board in its absolute discretion deems necessary or desirable in connection with the issue Of the Securities and to give effect to these resolutions, including, without limited to following: (i) seeking. if required, the consent oil the Company’s lenders, parties why whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in or outside India and any other consents total may be relied in connection with the is and allotment of the Securities; (ii) giving or authorizing Use giving of such undertakings. declarations. affidavits, certificates, consents and authorities as may be required from time to time by concerted persons; and (ii!) settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of Securitie6 as it may in its absolute discretion deem fit
						MGMT	Yes	For	For

RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution and any offer, isle and allotment of Securities, the Board be and is hereby authorized to take all such actions, give such directions and to do all such acts. deeds and things as may be r1ecessary, desirable thereto and matters connected therewith including without lionization the entering into of arrangements agreements for underwriting, marketing, listing of Securities, trading. appointment or Merchant Banker(s), Advisor(s). Registrar(s), paying and conversion agent(s) and any other advisors, professionals and intermediaries and all such agencies~ as may be involved or conceded in such offerings of securities and to issue and sign all deeds, documents, Increments and writings and to pay any fees, commission, costs, charges and other outgoings in reason thereto and to settle all questions whether in India or abroad, for the Issue and to do all requisite filings with Seal, the Stock Exchanges, 1he GOI, the RBI, ii required and any other concerned authority in India or outside and to do fill such acts and things as may be necessary and expedient for and incidental and ancillary to the Insult and to give such directions 1hat may be necessary or arise in regard to or in connection with any such offer, issue or allotment of Securities and utilization of the issue proceeds. as it may, in its absolute discretion, deem fit and any such action, decision or direction of the Board shall be binding on all Members.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Board be and Is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or any Executive Director or Directors or any other Officer or Officers of the Company to give effect to the aforesaid resolution and is authorized to take such steps and to do all such acts. deeds, matters and things and accept any aerations or modification(s) as they may deem fit and proper and give such directions as may be necessary to settle ‘.“any question or difficulty that may arise in regard to issue and of equity shares including but not limited to:
						MGMT	Yes	For	For

(a) Approving the offer document and filing the same with the any authority or persons as may be ( required: (b) To affix the Common Seal of the Company on any agreement(s)1 documents as may be required to be executed in connection with the above, in the presence of any Director of lye Company and persons authorized who shall sign the same in token thereof: (c) Arranging the delivery and execution of all contracts, agreements and all other documents, deeds, and instruments as may be required or desirable in connection with the issue of Equity Shares by the Company; (d) Opening scuttle banks accounts and demat accounts as may be required 10r the transaction: (e} Taking decision to open the issue, decide bid opening and closing date, approving the issue price, the number of equity 9haree to be allotted, the basis of allocation and allotment of Equity Shares in case of Qualified Institutions Placement; (f) To do all such acts, deeds, matters and hongs and execute all such other documents and pay all such fees, as it may, in its absolu1e discretion, deem necessary or desirable for lye purpose of the transactions; (g) To make all such necessary applications with the appropriate authorities and make lye necessary regulatory flings in this regard; (h) Making applications tore listing of the Equity Shares of the Company on one or more Stock Exchange(s) and to execute and to deliver or arrange the delivery of the listing Agreement(s) or equivalent documentation to the concerned Stock Exchange(s); and To authorize or delegate all or any of the powers herein above conferred to any or more persons, If need be.”

UNION BANK OF INDIA	UNBK IN	6579634	6/22/2009	Mumbai
Item No.1 To elect three Directors from amongst shareholders of the Bank (other than the Central Government) to fill the vacancy that arises on 19th June 2009 on account of the retirement of the existing shareholder directors, and in respect of whom valid nominations are received in terms of Section 9(3)(i) of the Act read with The Banking Companies (Acquisition and Transfer of Undertakings) Act, 1970 (hereinafter referred to as the “Act”) read with The Banking Regulation Act, 1949 and The Nationalised Banks (Management And Miscellaneous Provisions) Scheme, 1970 (hereinafter referred to as the “Scheme”) and Union Bank of India (Shares & Meeting) Regulations, 1998 (hereinafter referred to as the “Regulations”) made pursuant to Section 19 of the Act and Notification No.DBOD.No.BC. No.46/29.39.001 /2007-08 dated 01.11.2007 of Reserve Bank of India (hereinafter referred to as “RBI Notification”) and to pass the following resolution
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED THAT three Directors elected from amongst shareholders other than Central Government in respect of whom valid nominations are received to fill the vacancies that will arise on account of the retirement of the existing shareholder directors and pursuant to Section 9(3)(i) of the Act read with Scheme and Regulations made there under and RBI notification, be and are hereby appointed as the Directors of the Bank to assume office from the date following the date on which he/she is elected / deemed to be elected and shall hold office until the completion of a period of three years from the date of such assumption.”
						MGMT	No	DNA	DNA
UNITECH LIMITED	UT IN	B17MRV5	6/16/2009	Gurgaon
“RESOLVED THAT pursuant to Section 81 and all other applicable provisions of the Companies Act, 1956 (including any modifications or re-enactments thereof, for the time being in force), subject to all applicable laws and in accordance with all relevant provisions of the Memorandum and Articles of Association of the Company and the listing agreements entered into by the Company with the stock exchanges where the Company’s shares are listed and subject to any necessary approval, consent, permission and/ or sanction of the Central Government, Reserve Bank of India and/ or any other appropriate regulatory authorities, and subject to such conditions as may be prescribed by any of them while granting any such approval, consent, permission, or sanction, and which may be agreed to by the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall be deemed to include any committee constituted by the Board or any person(s) authorized by the Board in this regard), the Company be and is hereby authorized to issue, offer and allot (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons as may be permitted), in the course of one or more domestic or international offering(s) with or without Green Shoe option, including by way of a qualified institutional placement under Chapter XIII A of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (“SEBI Guidelines”), to eligible investors (whether or not such investors are members of the Company, or whether or not such investors are Indian or foreign, including qualified institutional buyers such as public financial institutions, scheduled commercial banks, mutual funds, foreign institutional investors, multilateral and bilateral development financial institutions, venture capital funds, foreign venture capital investors, state industrial development corporations, insurance companies, pension funds and provident funds), whether by way of a public offering or by way of a private placement and whether by way of circulation of an offering circular or placement document or otherwise, securities including equity shares and / or instruments or securities convertible into equity shares of the Company such as Global Depository Receipts and / or American Depository Receipts and /or convertible preference shares and / or convertible debentures or bonds (compulsorily and / or optionally, fully and / or partly), and / or non-convertible debentures with warrants and/or securities with or without detachable / non-detachable warrants and / or warrants with a right exercisable by the warrant holder to subscribe for equity shares, or by anyone or more or a combination of the above model! methods or otherwise, resulting in the issue of upto 100,00,00,000 (One Hundred Crores only) equity shares having face value of Rs.2/- each (hereinafter referred to as (“Securities”), amounting to an increase in the paid-up equity share capital of the Company by upto Rs.200 Crores, at a premium to be determined by the Board, to be denominated in Indian rupees or foreign currency, as the case may be, which, at the option of the Company or the holders of the Securities may be surrendered for the purpose of cancellation against receipt of corresponding number of underlying equity shares of the Company, as the case may be, and such issue and allotment to be made in one or more tranche or tranches, on such terms and conditions as may be decided and deemed appropriate by the Board at the time of issue or allotment.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT without prejudice to the generality of the above and subject to all applicable laws, the aforesaid issue of Securities may have all or any terms or combination of terms as are provided in issue of securities of such nature internationally including terms relating to surrender of the Securities for the purposes of cancellation against receipt of the corresponding number of underlying equity shares and the Company be and is heresy authorized to enter into and execute all such arrangements / agreements as the case may be with any lead managers, managers, underwriters, advisors, guarantors, depositories, custodians and all such agencies as may . be involved or concerned in such offerings of Securities and to remunerate all such agencies including the payment of commissions, brokerage, or the like, and also to seek the listing of such Securities in one or more stock exchanges outside India and the listing of equity Shares underlying the Securities in one or more stock exchanges in India.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT in the event of issue of Securities by way of Global Depository Receipts and / or American Depository Receipts, the relevant date on the basis of which price of the resultant shares shall be determined as specified under applicable law, shall be the date of the meeting in which the Board or the committee of directors duly authorized by the Board decides to open the proposed issue of Securities.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT in the event of issue of Securities by way of a qualified institutional placement: (i) the relevant date on the basis of which price of the resultant shares shall be determined as specified under applicable law, shall be the date of the meeting in which the Board or the Committee of Directors duly authorized by the Board decides to open the proposed issue of Securities; (ii) the allotment of Securities shall be completed within 12 months from the date of this resolution approving the proposed issue or such other time as may be allowed by the SEBI Guidelines from time to time; and (iii) the Securities shall not be eligible to be sold for a period of one year from the date of allotment, except on a recognized stock exchange, or except as may be permitted from time to time by the SEBI Guidelines.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorised to finalise and approve the offering circular / placement document for the proposed issue of the Securities and to authorise any director or directors of the Company or any other officer or officers of the Company to sign the above documents for and on behalf of the Company together with the authority to amend, vary or modify the same as such authorised persons may consider necessary, desirable or expedient and for the purpose aforesaid to give such declarations, affidavits, certificates, consents and/or authorities as may, in the opinion of such authorised person, be required from time to time, and to arrange for the submission of the offering circular / placement document, and any amendments and supplements thereto, with any applicable stock exchanges (whether in India or abroad), government and regulatory authorities, institutions or bodies, as may be required.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Securities issued in foreign markets shall be treated to have been issued abroad and / or in the international market and/ or at the place of issue of the Securities in the international market and may be governed by applicable foreign laws. RESOLVED FURTHER THAT the Board be and is hereby authorised to issue and allot such number of equity shares as may be required to be issued and allotted for the issue of the Securities referred above or as may be necessary in accordance with the terms of the offering, all such equity shares being pari passu with the then existing equity shares of the Company in all respects.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT the Board be and is hereby authorised to do such acts, deeds and things as the Board in its absolute discretion deems necessary or desirable in connection with the issue of the Securities and to give effect to these resolutions, including, without limitation, the following: (i) sign, execute and issue all documents necessary in connection with the issue of the Securities, including listing applications to stock exchanges (whether in India or abroad) and various agreements, undertakings, deeds, declarations; (ii) giving or authorizing the giving by concerned persons of such declarations, affidavits, certificates, consents and authorities as may be required from time to time; and (iii) settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of Securities as it may in its absolute discretion deem fit.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or Director(s) or any other officer or officers of the Company to give effect to these resolutions.”
						MGMT	No	DNA	DNA

Item No.2: Issuance of warrants in the Company to the Promoters) on preferential basis To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1 A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force). the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (“SEBI Guidelines”) as in force, the regulations/guidelines, if any, issued by the Government of India, the Reserve Bank of India and any other applicable laws, rules and regulations (including any amendment thereto or re-enactment thereof for the time being in force) and the relevant provisions of the Memorandum and Articles of Association of the Company and listing Agreement entered into by the Company with the stock exchanges where the shares of the Company are listed, and subject to such approvals, consents, permissions and sanctions as may be required from the Government of India, Reserve Bank of India, Securities and Exchange Board of India, Stock Exchanges and any other relevant statutory, governmental authorities or departments, institutions or bodies (“Concerned Authorities”) in this regard and further subject to such terms and conditions or modifications thereto as may be prescribed or imposed by any of the Concerned Authorities while granting such approvals, and permissions as may be necessary or which may be agreed to by the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall include any Committee constituted by the Board or any person(s) authorized by the Board to exercise the powers conferred on the Board by this Resolution), the consent of the Company be and is hereby accorded to the Board to create, issue, offer and allot, from time to time in one or more tranches, upto 22,75,00,000 (Twenty Two Crores Seventy Five lacs) warrants or any other securities or financial instrument(s) convertible into equity shares of the Company (hereinafter referred to as “Warrant”) to Harsil Projects Private Limited (“Warrant holder”), a promoter group company, on such terms and conditions and in such manner as the Board may think fit, without offering the same to any other person, whether or not they are members of the Company; each Warrant entitling the Warrant holder to apply for and be allotted one equity share of Rs.2/- each fully paid-up, at a price of Rs.50.75 (Rupees Fifty and Paise Seventy Five only) per share [including a premium of Rs.48.75 (Rupees Forty Eight and Paise Seventy Five only), conversion of which must be made within a period not exceeding eighteen months from the date of allotment of the Warrants, in one or more tranches, in accordance with the SEBI Guidelines and other relevant guidelines as may be prevailing at the time of allotment of shares, and that the Warrants so issued or allotted give rise (on allotment or upon conversion/exercise of right) to not more than 22,75,00,000 (Twenty Two Crores Seventy Five Lacs) equity shares of Rs.2/- each fully paid-up.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the relevant date, in terms of Chapter XIII of the SEBI Guidelines, for determination of minimum price for issuance of the Warrants on a preferential basis and conversion thereof into equity shares of Rs.2/- each, is May 17,2009 and accordingly, the Warrants so issued shall, on exercise of rights attached thereto, shall be converted into equal number of equity shares of Rs.2/- each at a price of Rs.50.75 per share (including a premium of Rs.48.75 per share).
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the equity shares allotted on conversion of Warrants in terms of this resolution shall be subject to the relevant provisions contained in the Memorandum and Articles of Association of the Company and shall rank pari passu in all respects with the existing fully paid up equity shares of Rs.2/- each of the Company.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the aforesaid Warrants allotted in terms of this resolution and the resultant equity shares arising on exercise of right attached to such Warrants shall be subject to lock-in requirements as per the provisions of Chapter XIII of the SEBI Guidelines.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board be and is hereby authorized on behalf of the Company to take all actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to issue or allotment of the aforesaid Warrants and the resultant equity shares to the holders of Warrants upon exercise of right to subscribe the shares and listing thereof with the stock exchange(s) as appropriate and to resolve and settle all questions and difficulties that may arise in relation to the proposed issue, offer and allotment of any of the said Warrants, utilization of the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board may in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers conferred by this resolution on it, to any Committee of Directors or any other Director(s) or officer(s) of the Company to give effect to the resolution.”
						MGMT	No	DNA	DNA
ADANI ENTERPRISES LIMITED	ADE IN	B01VRK0	6/18/2009	Ahmedabad
To consider and if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution. “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment hereof), the provisions of Chapter XIIl-A of the SEBI (Disclosure and Investor Protection) Guidelines 2000 (“SEBI DIP Guidelines”) and the provisions of the Foreign Exchange Management Act, 2000, Foreign Exchange Management (Transfer or issue of Security by a Person Resident Outside India) Regulations, 2000 and also subject to the provisions of all other applicable statutes, guidelines, regulation, approvals, consents, permissions or sections (the “Approvals”) of the Central Government, the Reserve Bank of India, SEBI, Stock Exchanges, Ministry of Finance and any other appropriate authorities, institutions or bodies as may be required, consent of the Company be and is hereby accorded to the Board of Directors (“Board”) of the Company at its absolute discretion, to issue, offer and allot Equity Shares of the Company (“Equity Shares”) or instruments convertible into Equity Shares (“Securities”) up to the overall amount not exceeding Rs. 1500 crore (Rupees One thousand Five Hundred Crore only) or its equivalent in any foreign currency as the case may be (inclusive of such premium as may be determined) in one or more tranche or tranches as specified above, to Qualified Institutional Buyers (as defined by the DIP Guidelines) pursuant to a Qualified Institutions Placement (QlP) guidelines, as provided under Chapter XIII-A of the SEBI DIP Guidelines.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorised to create, offer, issue and allot, from time to time, such number of Equity Shares/Securities at such price that may be decided by the Board in its absolute discretion, as may be necessary in accordance with the terms of the offering of any of the aforesaid Shares/Securities; and
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

a) all such additional Equity Shares or Securities, shall rank pari-passu in all respects, with the then existing respective Shares/Securities, as the case may be, of the Company, but shall be subject to such lock-in requirements as may be prescribed by appropriate authorities under applicable laws, if any; b) the Securities to be so offered, issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; c)the relevant date for the determination of applicable price for the issue of the Securities means the date of the meeting in which the (c) Board of the company or the Committee of Directors duly authorised by the Board of the company decides to open the proposed issue;

RESOLVED FURTHER THAT in case of offer/issue/allotment of Shares/Securities in Indian and/or International market under the respective guidelines of SEBI, RBI, or other appropriate authorities, as the case may be, the price (inclusive of premium) of the Shares and / or Securities shall not be less than the price arrived in accordance with the provisions of respective applicable guidelines, rules, regulations or directions.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Company through its Board or any of its Committee and/or any agency or body authorised by the Company, may issue receipts/certificates or other requisite documents representing the underlying Securities issued/to be issued by the Company with such features and attributes as are prevalent in Indian/International capital markets, for instruments of this nature and provide for the free tradability or transferability thereof as per laws, rules, regulations and guidelines under the forms and practices prevalent in the Indian/International market.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT for the purpose of giving effect to any offer, issue or allotment of Securities or instruments or Equity Shares or Securities representing the same, the Board be and is hereby authorised on behalf of the Company to do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary or desirable for such purpose, including but without limitation, determining the type, form and manner of the issue, the class of eligible investors to whom the Securities are to be offered, issued and allotted in each tranche, issue price, face value, premium/discount amount on issue/conversion of Securities/exercise of warrants/redemption of Securities, rate of interest, conversion or redemption period, appointment of Managers, Merchant Bankers, Guarantors, Financial and/or Legal Advisors, Consultants, Depositories, Custodians, Registrars, Trustees, Bankers, and all other agencies or intermediaries, whether in India or abroad, and to remunerate them by way of commission, brokerage, fees or the like, entering into or execution of all such agreements/arrangements/Memorandum of Understandings/ documents with any authorities/agencies, and listing of the Shares/ Securities (including the resultant Equity Shares to be issued as per the terms of issue of the said Securities) on any Indian and/or Foreign Stock Exchange s).
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the issue to the holders of the Securities of the Equity Shares underlying the Securities shall be, inter alia, subject to the following terms and conditions: (a) in the event of the Company making a bonus issue by way of capitalization of its profits or reserves prior to the allotment of the Equity Shares, the number of Equity Shares to be allotted shall stand augmented in the same proportion in which the equity share capital increases as a consequence of such bonus issue and the premium, if any, shall stand reduced pro tanto; (b) in the event of the Company making a rights offer by issue of Equity Shares prior to the allotment of the Equity Shares, the entitlement to the Equity Shares will stand increased in the Same proportion as that of the rights offer and such additional Equity Shares shall be offered to the holders of the Securities at the same price at which the same are offered to the existing shareholders and in the event of merger, amalgamation, takeover or any other reorganization or restructuring, the number of Shares, the price and the time period as aforesaid shall be suitably adjusted;
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board be and is hereby authorised to settle all questions, difficulties, doubts or problems that may arise in regard to the offer, issue, or allotment of the aforesaid Shares/Securities and utilisation of the issue proceeds as it may in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise, with the intent that the members shall be
						MGMT	No	DNA	DNA

deemed to have given their approval thereto expressly by the authority of this resolution. RESOLVED FURTHER THAT to give effect to the aforesaid resolution, the Board be and is hereby authorised to delegate all or any of the powers herein conferred to any committee of Directors or Managing Director or any Director or Directors or other officers of the Company, or to any intermediary or agent of the Company, or to such other person(s) as the
						MGMT	No	DNA	DNA
JINDAL SAW LIMITED	JSAW IN	6152723	6/20/2009	Mathura
1. To consider and, if thought fit, to pass with or without modifications, the following resolution as a Special Resolution: “Resolved that pursuant to the provisions of Section 81 (lA) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory amendment or re-enactment thereof for the time being in force), Memorandum and Articles of Association of the Company, SEBI(Disclosure & Investor Protection) Guidelines, 2000 and the Listing Agreement entered into by the Company with Stock Exchanges and subject to such approvals, permissions and / or sanctions, as may be necessary, of appropriate authorities or institutions, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall include any committee(s)which the Board may have or may hereafter constitute) to create, issue, offer and allot from time to time in one or more tranches up to 27,30,000 warrants with each warrant entitling the holder thereof to subscribe one equity share of Rs. 10/- in the capital of the Company at a price not less than Rs.308.08 being the price calculated with reference to the relevant date, i.e., 21st May, 2009 as prescribed under the Guidelines for preferential issues contained in Chapter XIII of the SEBI(Disclosure & Investor Protection) Guidelines, 2000 on a preferential basis to Anbeeco Investments Ltd., Cyprus, a company belonging to Promoter Group (Warrant Holder) on the following terms and conditions :- (i) In consideration of warrants being offered to the Warrant Holder, a sum not less than Rs. 77.02 per warrant (being amount representing 25% of the consideration for the issue of equity shares arising upon conversion of the warrants) shall be payable upon subscription of warrants which amount shall be adjusted against the issue price at the time of allotment of equity shares on conversion. The deposit shall not bear any interest; (ii) The Warrant Holder shall be entitled to apply for and be allotted one (1) equity share of Rs. 10/- per warrant at a price not less than Rs.308.08 any time on or after 1st April, 2010 but on or before 20th December, 2010 in one or more tranches; (iii) The Warrant Holder is entitled to exercise the above option in full or in part or may decline to exercise the option to convert the warrants into equity shares in which case warrants shall be deemed to have lapsed at the end of their term and the amount of Rs.77.02 paid at the time of allotment of warrant shall stand forfeited. (iv) The warrants by itself do not give to the holder thereof any right of shareholder of the Company; (v) The number of equity shares that each warrant converts into and the price per equity share upon conversion of each warrant shall be appropriately adjusted for corporate actions such as bonus issue, rights issue, stock split, merger, demerger, transfer of undertaking, sale of a business division or any such capital or corporate restructuring; (vi) The Warrant Holder shall also be entitled to any future bonus / right issues of equity shares or other securities convertible into equity shares by the Company in the same proportion and manner as any other shareholders of the Company for the time being. (vii) The warrants / equity shares to be allotted pursuant to exercise of option attached to warrants shall be locked in for a period as provided under the Guidelines for preferential issues as contained in Chapter XIII of the SEBI(Disclosure & Investor Protection) Guidelines, 2000.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

(viii) The new equity shares issued on conversion of the warrants shall be subject to the Memorandum and Articles of Association of the Company and shall rank pari passu in all respects with the existing issued and subscribed equity shares of the Company including as to dividend; “Resolved Further that for the purpose of giving effect to the above, the Board be and is hereby authorized on behalf of the Company to take all actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to the issue or allotment of aforesaid warrants, subsequent conversion of warrants into equity shares and the listing thereof with the stock exchange(s) and to resolve and settle all questions and difficulties that may arise in the proposed issue, offer and allotment of any of the said warrants / equity shares, utilization of the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board may in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this Resolution. “Resolved Further that the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or Managing Director or any other Director(s) or Officer(s) of the Company to give effect t to the aforesaid Resolution.”

LANCO INFRATECH LIMITED	LANCI IN	B1BQS32 IN	6/25/2009	Hyderabad
SPECIAL BUSINESS: 1. To consider and if thought fit. to pass with or without modifications. the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the Provisions of Section 94 and other applicable provisions of the Companies Act, 1956, the Authorized Share Capital of the Company be increased from Rs. 250,00,00,0001- (Rupees Two Hundred and Fifty Crores only) divided into 25,00,00,000 (Twenty Five Crores) Equity Shares of RS.101- (Rupees Ten only) each to Rs. 500,00,00,0001- (Rupees Five Hundred Crores only) divided into 50,00,00,000 (Fifty Crores only) Equity Shares of RS.101- (Rupees Ten only) each by creation of an additional 25,00,00,000 (Twenty Five Crores) Equity Shares of Rs.1 01- (Rupees Ten only) each ranking pari-passu with the existing Share Capital. RESOLVED FURTHER that the existing Clause V of the Memorandum of Association of the Company be and is hereby altered to read as follows:- V. The Authorized Share Capital of the Company is Rs. 500,00,00,0001- (Rupees Five Hundred Crores only) divided into 50,00,00,000 (Fifty Crores only) Equity Shares of RS.101- (Rupees Ten only) each. The Company shall have the power to increase or reduce the Share Capital to issue any shares with special rights or privileges as to voting, dividends, repayment of capital or otherwise or to subject the same to any restriction, limitations and conditions and to vary, modify or abrogate any such right, privileges, restrictions or conditions. The rights of the holders of any class of shares for the time being forming part of the Capital of the Company may be modified, affected, varied, extended or surrendered.”
						MGMT	No	DNA	DNA

2. To consider and if thought fit. to pass with or without modifications. the following Resolution as Special Resolution:- “RESOLVED THAT pursuant to the Provisions of Section 31 and other applicable provisions of the Companies Act, 1956, the existing Article 5 of Articles of Association of the Company be and is hereby altered to read as follows:- 5. The Authorized Share Capital of the Company is Rs. 500,00,00,0001- (Rupees Five Hundred Crores only) divided into 50,00,00,000 (Fifty Crores only) Equity Shares of RS.101- (Rupees Ten only) each.”
						MGMT	No	DNA	DNA

3. To consider and if thought fit. to pass with or without modifications. the following Resolution as Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof) (the “Act”) and all other applicable laws and regulations including the Foreign Exchange Management Act, 1999, the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident outside India) Regulations, 2000, any statutory modification(s) or re-enactment thereof, for the time being in force and such other statutes, notifications, clarifications, circulars, rules and regulations as may be applicable and relevant, as amended from time to time, if any, issued by the Government of India (the “GOI”), the Securities and Exchange Board of India (the “SEBI”), the Reserve Bank of India (the “RBI”), Stock Exchanges and any other appropriate authorities, institutions or bodies, as may be applicable and the provisions in the Memorandum and Articles of Association of the Company and Listing Agreements entered into by the Company with the stock exchanges where the shares of the Company are listed, and any other applicable laws, rules and regulations (including any amendment thereto or re-enactment thereof for the time being in force) and subject to such approvals, consents, permissions and sanctions, if any, of the GOI, RBI, SEBI, Stock Exchanges and any other relevant statutory, governmental authorities or departments, institutions or bodies (the “Concerned Authorities”) in this regard, as may be required and applicable and further subject to such terms and conditions or modifications thereto as may be prescribed or imposed by any of the Concerned Authorities while granting such approvals, and . permissions as may be necessary or which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall include any committee constituted by the Board or any person(s) authorized by the Board to exercise the powers conferred on the Board by this Resolution), the consent of the Company be and is hereby accorded to the Board to create, issue, offer and allot (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Company as may be permitted), Equity Shares and/or Equity Shares through depository receipts including American Depository Receipts, Global Depository Receipts and/or Convertible Bonds, Convertible Debentures, fully or partly, and/or other securities convertible into Equity Shares at the option of the Company and/or the holder’s) of such securities, and/or securities linked to Equity Shares and/or securities with or without detachable/non-detachable warrants and/or warrants with a right exercisable by the warrant-holder to subscribe for Equity Shares and/or any instruments or securities representing either Equity Shares, secured premium notes, and/or any other financial instruments which would be converted into/ exchanged with Equity Shares at a later date (the “Securities”) as the Board at its sole discretion or in consultation with underwriters, merchant bankers, financial advisors or legal advisors may at any time decide, by way of one or more public, follow-on, preferential issues or private offerings in domestic and/or one or more international market(s), with or without a green shoe option, or private placement or issued/allotted through Qualified Institutions Placement in accordance with the Guidelines for “Qualified Institutions Placement” prescribed under Chapter XIII-A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as amended, or by anyone or more or a combination of the above model/methods or otherwise and at such time or times and in one or more tranches, whether rupee denominated or denominated in foreign currency, to any eligible Qualified Institutional Buyers including Foreign Institutional Investors, resident! non-resident investors (whether institutions, incorporated bodies, mutual funds, individuals or otherwise), Venture Capital Funds (foreign or Indian), Indian and/or Multilateral Financial Institutions, Mutual Funds, Non-Resident Indians, stabilizing agents and/or any other categories of investors, whether they be holders of shares of the Company or not (collectively called the “Investors”) whether or not such Investors are members of the Company as may be deemed appropriate by the Board and permitted under applicable laws and regulations, resulting in the issue of an aggregate amount not exceeding Rs.2,500 Crores or equivalent thereof and on such terms and conditions and timing of the
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

issue(s)/offering(s) including the Investors to whom the Securities are to be issued, issue price, number of Securities to be issued, creation of mortgage/charge in accordance with Section 293(1)(a) of the Companies Act, 1956 in respect of any Securities as may be required either on pari-passu basis or otherwise, the stock exchanges on which such Securities will be listed, finalization of allotment of the Securities on the basis of the subscriptions received, face value, rate of interest, redemption period, manner of redemption, amount of premium on redemption, the number of equity share to be allotted on redemption/conversion, the ratio, period of conversion, fixing of record date or book closure dates, and any other matter in connection with, or incidental to, the issue, in consultation with the merchant bankers or other advisors or otherwise, as the Board at its sole discretion may decide together with any amendments or modifications thereto. RESOLVED FURTHER THAT the Securities to be created, issued, offered and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company and the equity shares allotted in terms of this resolution shall rank pari passu in all respects with the existing Equity Shares of the Company. RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permissions, if any of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereof in accordance with the prevailing practices in the capital markets including but not limited to the terms and conditions for issue of additional Securities and such of these Securities to be issued as are not subscribed may be disposed of by the Board in such manner and/or on such terms including offering or placing them with banks financial institutions/mutual funds or otherwise, as the Board may deem fit and proper in its absolute discretion, subject to applicable laws, regulations and guidelines. RESOLVED FURTHER THAT without prejudice to the generality of the foregoing, the Board be and is hereby authorized to prescribe with respect to the aforesaid issue of the Securities all or any of the terms or any combination of terms thereof in accordance with local and/or international practice including but not limited to conditions in relation to the offer, issue and allotment of the Securities, payment of interest, dividend, premium and redemption or early redemption of Securities, debt service payments and any other payments whatsoever, voting rights and all such terms as are provided in domestic and/or international offerings of this nature including terms for such issue, or variation of the price or period of conversion of any Securities into Equity Shares or issue of Equity Shares during the duration of the Securities or terms pertaining to early redemption of Securities and/or conversion into Equity Shares as the Board may in its sole discretion deem appropriate. RESOLVED FURTHER THAT the Board be and are hereby authorised to do such acts, deeds and things as they, in its absolute discretion, may deem necessary or desirable in connection with the issue of the Securities and to give effect to these resolutions, including, without limitation, the following: referred to as the “Board”, which term shall include any committee constituted by the Board or any person(s) authorized by the Board to exercise the powers conferred on the Board by this Resolution), the consent of the Company be and is hereby accorded to the Board to create, issue, offer and allot (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Company as may be permitted), Equity Shares and/or Equity Shares through depository receipts including American Depository Receipts, Global Depository Receipts and/or Convertible Bonds, Convertible Debentures, fully or partly, and/or other securities convertible into Equity Shares at the option of the Company and/or the holder(s) of such securities, and/or securities linked to Equity Shares and/or securities with or without detachable/non-detachable warrants and/or warrants with a right exercisable by the warrant-holder to subscribe for Equity Shares and/or any instruments or securities representing either Equity Shares, secured premium notes, and/or any other financial instruments which would be converted into/ exchanged with Equity Shares at a later date (the “Securities”) as the Board at its sole discretion or in consultation with underwriters, merchant bankers, financial advisors or legal advisors may at any time decide, by way of one or more public, follow-on, preferential issues or private offerings in domestic and/or one or more international market’s), with or without a green shoe option, or private placement or issued/allotted through Qualified Institutions Placement in accordance with the Guidelines for “Qualified Institutions Placement” prescribed under Chapter XIII-A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as amended, or by anyone or more or a combination of the above model/methods or otherwise and at such time or times and in one or more tranches, whether rupee denominated or denominated in foreign currency, to any eligible Qualified Institutional Buyers including Foreign Institutional Investors, resident! non-resident investors (whether institutions, incorporated bodies, mutual funds, individuals or otherwise), Venture Capital Funds (foreign or Indian), Indian and/or Multilateral Financial Institutions, Mutual Funds, Non-Resident Indians, stabilizing agents and/or any other categories of investors, whether they be holders of shares of the Company or not (collectively called the “Investors”) whether or not such Investors are members of the Company as may be deemed appropriate by the Board and permitted under applicable laws and regulations, resulting in the issue of an aggregate amount not exceeding RS.2,500 Crores or equivalent thereof and on such terms and conditions and timing of the issue(s)/offering(s) including the Investors to whom the Securities are to be issued, issue price, number of Securities to be issued, creation of mortgage/ charge in accordance with Section 293(1)(a) of the Companies Act, 1956 in respect of any Securities as may be required either on pari-passu basis or otherwise, the stock exchanges on which such Securities will be listed, finalization of allotment of the Securities on the basis of the subscriptions received, face value, rate of interest, redemption period, manner of redemption, amount of premium on redemption, the number of equity share to be allotted on redemption/conversion, the ratio, period of conversion, fixing of record date or book closure dates, and any other matter in connection with, or incidental to, the issue, in consultation with the merchant bankers or other advisors or otherwise, as the Board at its sole discretion may decide together with any amendments or modifications thereto. RESOLVED FURTHER THAT the Securities to be created, issued, offered and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company and the equity shares allotted in terms of this resolution shall rank pari passu in all respects with the existing Equity Shares of the Company. RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permissions, if any of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereof in accordance with the prevailing practices in the capital markets including but riot limited to the terms and conditions for issue of additional Securities and such of these Securities to be issued as are not subscribed may be disposed of by the Board in such manner and/or on such terms including offering or placing them with banks financial institutions/mutual funds or otherwise, as the Board may deem fit and proper in its absolute discretion, subject to applicable laws, regulations and guidelines.

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT without prejudice to the generality of the foregoing, the Board be and is hereby authorized to prescribe with respect to the aforesaid issue of the Securities all or any of the terms or any combination of terms thereof in accordance with local and/or international practice including but not limited to conditions in relation to the offer, issue and allotment of the Securities, payment of interest, dividend, premium and redemption or early redemption of Securities, debt service payments and any other payments whatsoever, voting rights and all such terms as are provided in domestic and/or international offerings of this nature including terms for such issue, or variation of the price or period of conversion of any Securities into Equity Shares or issue of Equity Shares during the duration of the Securities or terms pertaining to early redemption of Securities and/or conversion into Equity Shares as the Board may in its sole discretion deem appropriate. RESOLVED FURTHER THAT the Board be and are hereby authorised to do such acts, deeds and things as they, in its absolute discretion, may deem necessary or desirable in connection with the issue of the Securities and to give effect to these resolutions, including, without limitation, the following: 2 (i) seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in or outside India, and any other consents that may be required in connection with the issue and allotment of the Securities; (ii) giving or authorizing the giving of such undertakings, declarations, affidavits, certificates, consents and authorities as may be required from time to time by concerned persons; and (iii) settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of Securities as it may in its absolute discretion deem fit. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution and any offer, issue and allotment of Securities, the Board be and is hereby authorized to take all such actions, give such directions and to do all such acts, deeds and things as may be necessary, desirable or incidental thereto and matters connected therewith including without limitation the entering into of arrangements/agreements for underwriting, marketing, listing of Securities, trading, appointment of Lead Manager(s), Advisor(s), Registrar(s), paying and conversion agent(s) and any other advisors, professionals and intermediaries and all such agencies as may be involved or concerned in such offerings of Securities and to issue and sign all deeds, documents, instruments and writings and to pay any fees, commission, costs, charges and other outgoings in relation thereto and to settle all questions whether in India or abroad, for the issue and to do all requisite filings with SEBI, the stock exchanges, the GOI, the RBI, if required and any other concerned authority in India or outside, and to do all such acts and things as may be necessary and expedient for, and incidental and ancillary to the issue, and to give such directions that may be necessary or arise in regard to or in connection with any such offer, issue or allotment of Securities and utilization of the issue proceeds, as it may, in its absolute discretion, deem fit and any such action, decision or direction of the Board shall be binding on all members. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolutions and any offer, issue and allotment of Securities, the Board hereby constitutes a Special Committee of the Board named the “Issue Committee” consisting of the following Directors, namely: 1. Dr.Pamidi Kotaiah 2. Sri P.Narasimharamulu 3. Dr.Uddesh Kumar Kohli 4. Sri G.Bhaskara Rao, and 5. Sri GVenkatesh Babu quorum being 3 (Three) Directors consisting of not less than 2 (Two) Non-Executive Directors and further delegates all or any of the powers herein conferred to give effect to the aforesaid resolutions to the Issue Committee and further authorizes the Issue Committee to take all such steps and to do all such acts, deeds, matters and things and accept any alterations or modification(s) as they may deem fit and proper and give such directions as may be necessary to settle any question or difficulty that may arise in regard to issue and allotment of equity shares including but not limited to: (a) To decide on the timing, pricing and all the terms and conditions of the issue, including the price, and to accept any amendments, modifications, variations or alterations thereto; (b) Approving the offer document and filing the same with the any authority or persons as may be required; (c) To affix the Common Seal of the Company on any agreement’s)/ documents as may be required to be executed in connection with the above, in the presence of any Director of the Company and persons authorized who shall sign the same in token thereof; (d) Arranging the delivery and execution of all contracts, agreements and all other documents, deeds, and instruments as may be required or desirable in connection with the issue of equity shares by the Company; (e) Opening such banks accounts and demat accounts as may be required for the transaction; (1) To do all such acts, deeds, matters and things and execute all such other documents and pay all such fees, as it may, in its absolute discretion, deem necessary or desirable for the purpose of the transactions; (g) To make all such necessary applications with the appropriate authorities and make the necessary regulatory filings in this regard; (h) Making applications for listing of the equity shares of the Company on one or more stock exchanges(s) and to execute and to deliver or arrange the delivery of the listing agreement’s) or equivalent documentation to the concerned stock exchanges(s); and (i) To authorize or delegate all or any of the powers herein above conferred to any or more persons, if need be.”

BANK OF BARODA	BOB IN	6099778 IN	7/2/2009	Vadodara
NOTICE is hereby given that the 13th ANNUAL GENERAL MEETING of the shareholders of BANK OF BARODA will be held on Thursday, 02nd July, 2009 at 10.30 a.m. at Prof. C.C. Mehta General Education Auditorium, D. N. Hall Ground, M. S. University, Pratapganj, Vadodara — 390 002 to transact the following business: - 1. To discuss, approve and adopt the Balance Sheet of the Bank as at 31 st March, 2009, Profit & Loss Account for the year ended 31st March, 2009, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						MGMT	No	DNA	DNA
					2. To declare Dividend for the year 2008-09.	MGMT	No	DNA	DNA
INFOSYS TECHNOLOGIES LIMITED	INFO IN	6205122	6/20/2009	Bangalore
Ordinary business Item no. 1 — Adoption of accounts To receive, consider and adopt the Balance Sheet as at March 31,2009, the profit and Loss account for the year ended on that date and the Report of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					Item no. 2 — Declaration of dividend To declare a final dividend for the financial year ended March 31, 2009.	MGMT	No	DNA	DNA
					Item no. 3 — Re-appointment of Deepak M. Satwalekar To appoint a Director in place of Deepak M. Satwalekar, who retires by rotation and, being eligible, seeks re-appointment.	MGMT	No	DNA	DNA
					Item no. 4 — Re-appointment of Dr. Omkar Goswami To appoint a Director in place of Dr. Omkar Goswami, who retires by rotation and, being eligible. seeks re-appointment.	MGMT	No	DNA	DNA
					Item no. 5 — Re-appointment of Rama Bijapurkar To appoint a Director in place of Rama Bijapurkar, who retires by rotation and. being eligible. seeks re-appointment.	MGMT	No	DNA	DNA
					Item no. 6 — Re-appointment of David L. Boyles To appoint a Director in place of David L. Boyles, who retires by rotation and. being eligible, seeks re-appointment.	MGMT	No	DNA	DNA
					Item no. 7 — Rs-appointment of Prof. Jeffrey S. Lehman To appoint a Director in place of Prof. Jeffrey S. Lehman, who retires by rotation and. being eligible, seeks re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Item no. 8 — Appointment of Statutory Auditors To appoint auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration and to pass the following resolution thereof: “Resolved that Mis. B S R &: Co .• Chartered Accountants, be and are hereby re-appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting on such remuneration as may be determined by the Board of Directors in consultation with the Auditors, which remuneration may be paid on a progressive billing basis to be agreed between the Auditors and Board of Directors.”
						MGMT	No	DNA	DNA

Special business Item no. 9 — Appointment of K. V. Klamath as a Director, liable to retire by rotation. To consider and if thought fit, to pass with or without modification(s), the following resolution as ordinary resolution. “Resolved that K. V. Klamath, who was appointed as an Additional Director of the Company and who holds office until the date of the Annual General Meeting, pursuant to Section 260 of the Companies Act, 1956, and Article 114 of the Articles of Association of the Company, and in respect of whom the Company has received a notice from a member under Section 257 of the Companies Act, 1956, proposing his candidature, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA
WELSPUN GUJ STAHL ROHREN LTD	WGS IN	B07PYG1	6/25/2009	Gujarat
SPECIAL BUSINESS: 1. To consider and if thought fit, to pass the following resolution with or without modification(s), as a Special Resolution: “RESOLVED THAT pursuant to the provisions of 81(1A)and other applicable provisions, if any, of the Companies Act, 1956 ·(the “Act’) (including any amendments thereto or re-enactment thereof) and all other applicable laws and regulations including the Foreign Exchange Management Act, 1999, the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident outside India) Regulations, 2000, any statutory modification(s) or re-enactment thereof, for the time being in force and the regulations/guidelines, if any, issued by the Government of India, the Securities and Exchange Board of India (the “SEBI”) the Reserve Bank of India (the “RBI”) and any other applicable laws, rules and regulations (including any amendment thereto or reenactment thereof for the time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company and Listing Agreements entered into by the Company with the stock exchanges where the shares of the Company are listed, and subject to such approvals, consents, permissions and sanctions of relevant statutory, governmental authorities or departments, institutions or bodies (the “Concerned Authorities”) in this regard, as bodies (the “Concerned Authorities”) in this regard, as may be required and applicable and further subject touch terms and conditions or modifications thereto as may be prescribed or imposed by any of the Concerned Authorities where granting such approvals, and permissions as may be necessary or which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall include any committee constituted by the Board or any person(s)authorized by the Board to exercise the powers conferred on the Board by this Resolution), the consent of he Company be and is hereby accorded to the Board to create, issue, offer and allot, in one or more trenches), in one or more foreign markets or domestic markets ,whether shareholders of the Company or not, (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Company as may be permitted), equity’ shares and/or equity shares through depository receipts including American Depository Receipts, Global Depository Receipts and/or convertible bonds, convertible debentures, fully or partly, and/or other securities convertible into equity shares at the option of the Company and/or the holder’s) of such securities, and/or securities linked to equity shares and/or securities wither without detachable/non-detachable warrants and/or warrants with a right exercisable by the warrant-holder to. subscribe for equity shares and/or any instruments or securities representing either equity shares, secured premium notes, and/or any other financial instruments which would be converted into/ exchanged with equity shares at a later date (the “Securities as the Board at its sole discretion or in consultation with underwriters, merchant bankers, financial advisors or legal advisors may at any time decide, by way of one or more public or private offerings in domestic and/or one or more international market’s), with or without an option to retain oversubscription of Securities, through. Qualified Institutions Placement in accordance with the Guidelines for “Qualified Institutions Placement” prescribed under Chapter XIII-A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as may be amended from time to time, (the “SEBI Guidelines, or by anyone or more or a combination of the above model/methods or otherwise and at such time or times and in one or more tranches, whether rupee denominated or denominated in foreign currency, to any eligible Qualified Institutional Buyers as defined in Guideline 1.2.1 (xxiv a) of the SEBI Guidelines, whether they be holders of shares of the Company or not (collectively called the “Investors”) as may be deemed appropriate by the Board and permitted under applicable statutory and regulatory requirements, resulting in the issue of up to an aggregate amount of US$250 million (United States Dollars Two Hundred and Fifty Million Only for Indian Rupee equivalent there of or its equivalent in any other currency, including premium on conversion, exercise and/or exchange of such Securities, together with the aggregate value of the Securities retained for oversubscription, if any, and on such terms and conditions and timing of the issue(s)/offering(s) including the investors to whom the Securities are to be issued, issue price, number of Securities to be issued, creation of mortgage/ charge in accordance with Section 293(1)(a) of the Act, in respect of any Securities as may be required either on pari-passu basis or otherwise, the stock exchanges on which such Securities will be listed,. finalization of allotment of the Securities on the basis of the subscriptions received, face value, rate of interest, redemption period, manner of redemption, amount of premium on redemption, the number of equity share to be allotted on redemption/conversion, the ratio, period of conversion, fixing of record date or book closure dates, and any other matter in connection with, or incidental to, the issue, in consultation with the merchant bankers or other advisors or otherwise, as the Board at its sole discretion may decide together with any amendments or modifications thereto (the “Issue”). RESOLVED FURTHER THAT (i) the Securities to. be created, issued, offered and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company and the equity shares allotted in terms of this resolution shall rank pari passu in all respects with the existing equity shares of the Company.(ii) the number and conversion price in relation to equity shares that may be issued and allotted or conversion of Securities that may be issued through Qualified Institutional Placement pursuant to thereby Guidelines as mentioned above shall be appropriately adjusted in accordance with the provisions of Chapter Ixia of the SEBI Guidelines. (iii) Subject to applicable statutory and/or regulatory requirements, the Board be and is hereby authorized on behalf of the Company to finalise the pricing, terms and conditions relating to the issue of the Securities and any other matter in connection with, or incidental to, the’ issue of the Securities as the Board, in its absolute discretion, deems necessary desirable, together with any amendments or modifications thereto. RESOLVED FURTHER THAT if the Issue or any part thereof is made for a Qualified Institutional Placement, the Securities issued for such purpose shall be fully paid up and the allotment of such Securities shall be completed within twelve months from the date of this resolution such other time as may be allowed under the SEBI Guidelines from time to time, and that the pricing of the Securities shall be made subject to and in with all applicable laws and regulations and the Securities shall not be eligible to be sold for a period of twelve’ months from the date of allotment, except on a recognized stock exchange, or except as may be permitted from time to time under the SEBI Guidelines at such price being knotless than the price determined in accordant~ with the pricing formula of the aforementioned SEBI Guidelines.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT in the event of issue of Securities by way of a Qualified Institutional Placement the relevant date on the basis of which price of the resultant shares shall be determined as specified under applicable law, shall be the date of the meeting in which the Board or the committee of directors duly authorized by the Board decides to open the proposed issue of Securities or such other time as may be allowed under the SEBI Guidelines from time to time and such price shall be subject to appropriate adjustments in accordance with the applicable SEBI Guidelines. RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permissions, if any of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereof in accordance with the prevailing practices in the capital markets including but not limited to the terms and conditions for issue of additional Securities and such of these Securities to be issued as are not subscribed may be disposed of by the Board in such manner and/or on such terms including offering or placing them with banks/financial institutions/mutual funds or otherwise, as the Board may deem fit and proper in its absolute discretion. RESOLVED FURTHER THAT without prejudice to the generality of the foregoing, the Board be and is hereby authorized to prescribe with respect to the aforesaid issue of the Securities all or any of the terms or any combination of terms there of in accordance with local and/or international practice including but not limited to conditions in relation to the offer, issue and allotment of the Securities, payment of interest, dividend, premium and redemption or early redemption of Securities, debt service payments and any other payments whatsoever, voting rights and all such terms as ate provided in domestic and/or international offerings of this nature including terms for such issue, or variation of the price or period of conversion of any Securities into equity shares or issue of equity shares during the duration of the Securities or terms pertaining to early redemption of Securities and/or conversion into equity shares as the Board may in its sole discretion deem appropriate. RESOLVED FURTHER THAT the Board be and is hereby authorised to finalize and approve the preliminary as wells the final placement document, if required, for the proposed issue of the Securities and to authorize any director or directors of the Company or any other officer or officers of the Company to sign the above documents for and on behalf of the Company together with the authority to amend, vary or modify the same as such authorized persons may consider necessary, desirable or expedient and for the purpose aforesaid, to give such declarations, affidavits, certificates, consents and/or authorities as may, in the opinion of such authorized person, be required from time to time, and to arrange forth submission of the preliminary and final placement document, and any amendments and supplements there to, with any applicable government and regulatory authorities, institutions or bodies, as may-be required RESOLVED FURTHER THAT the Board be and is hereby authorised to do such acts, deeds and things as the Boarding its absolute discretion deems necessary or desirable in connection with the issue of the Securities and to give effect to these resolutions, including, without limitation, the following: I) seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in or outside India, and any other consents that may be required in connection with the issue and allotment of the Securities; (ii) giving or authorizing the giving of such declarations, affidavits, certificates, consents and authorities as may be required from time to time by concerned persons; and(iii) settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of Securities as it may in its absolute discretion deem fit. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution and any offer, issue and allotment of Securities, the Board be and is hereby authorised to take all such actions, give such directions and to do all such acts, deeds and things as may be necessary, desirable or incidental thereto and matters connected therewith including without limitation the entering into of arrangements including arrangements for underwriting, marketing, listing, trading, appointment of Lead Manager’s), Underwriters, Guarantors, Depositories, Custodians, stabilizing Agents, Bankers,Advisor(s), Registrar(s), paying and conversion agent(s)and to issue and sign all deeds, documents, instruments and writings and to pay any fees, commission, sts,charges and other outgoings in relation thereto and to settle all questions whether in India or abroad, for the Issue and to do all requisite filings with. SEBI, the stock exchanges, the government of India, the RBI, if required and any other concerned authority in India or outside, and to do all such acts and things as may be necessary and expedient for, and incidental and ancillary to the Issue, and to give such directions that may be necessary or arise in regard to or in connection with any such offer, issue or allotment of Securities and utilization of the issue proceeds, as it may, in its absolute discretion. deem fit and any such action, decision or direction of the Board shall be binding on all shareholders. “RESOLVED FURTHER THAT any director or directors of the Company or any other officer or officers of the Company as may be authorized by the Board, be and is or are hereby authorized to sign, execute and issue consolidated receipt/s for the Securities, listing, application, various agreements (including but limited to subscription agreement, depository agreement, trustee agreement), undertaking, deeds, declarations and all other documents and to do all such things, deeds and acts and to comply with all the formalities as may. in the opinion of such authorized person , be required in connection with or incidental to the aforesaid offering of Securities , including’ post Issue formalities.” RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred, to any Committee or a person or persons, as it may deem fit in its absolute discretion, in order to give effect to this Resolution.” RESOLVED FURTHER THAT, Securities shall be fully paid — up and the allotment of such Securities shall be completed within 12 months from the date of the relevant shareholders resolution or such other time as may be allowed by DIP Guidelines from time to time. “RESOLVED FURTHER THAT The Board be and is hereby authorised to open one or more bank accounts in the name of the Company in Indian currency or foreign currency (ies) with such bank or banks in India as may be required in connection with the aforesaid issue, subject to requisite approvals from Reserve Bank of India, if any, and the director or directors .of the Company or other officer or officers of the Company authorized by the Board be and is or are hereby authorized to sign and execute the application form and •other documents required for opening the account, to operate the said account, and to give such instructions including closure thereof as maybe required and deemed appropriate by these signatories, and that the said banks be and is/are hereby authorised to honor all cheques and other negotiable instruments drawn, accepted or endorsed and instructions given by the aforesaid signatories on behalf of the company.” “RESOLVED FURTHER THAT the common seal of the company, if required to be affixed in India on any agreement, undertaking, deed or other document, the same be affixed in the presence of anyone or more of the directors of the company or anyone or more of the officers of the company as may be authorized by the Board in accordance with the Articles of the Association of the Company. “RESOLVED FURTHER THAT the Board be and is hereby authorised do such acts, deeds and things as the Boarding its absolute discretion deems necessary or desirable in connection with the issue of the Securities, including, without limitation, the following’s. finalization of the allotment of the Securities on the basis of the bids received; I. finalization of and arrangement for the of the placement document(s),and any amendments supplements thereto, with any applicable government and regulatory authorities, institutions or bodies, as may be required;iii. approval of the preliminary and final placement document (including amending, varying or modifying the same, as may be considered desirable or expedient) as finalized in consultation with the

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

LeadManagers/Underwriters/Advisors.in accordance withal applicable laws, rules, regulations and guidelines’. finalization of the basis of allotment in the event ofover-subscription;v. acceptance and appropriation of the proceeds of the issue of the Securities; vi. authorization of the maintenance of a register of holders of the Securities;vii. authorization of any director or directors of the Company or other officer or officers of the Company, including by the grant of power of attorneys, to do such acts, deeds and things as authorized person in its absolute discretion may deem necessary or desirable in connection with the issue and allotment of the Securities;vii. seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in India, and any other consents that may be required in connection with the issue and allotment of the Securities seeking the listing of the Securities on any Indian stock exchange, submitting the listing application to the stock exchange and taking all actions that maybe necessary in connection with obtaining such listing;x. giving or authorizing the giving by concerned persons of such declarations, affidavits, certificates, consents and authorities as may be required from time to time; and deciding the pricing and terms of the Securities, and all other related matters, “RESOLVED FURTHER THAT for the purpose of giving effect to the above resolutions, the Board be and is hereby authorised to do all such acts, deeds, matters and things as it may, in its absolute discretion deem necessary or desirable, including without limitation to settle any question, difficulty or doubt that may arise in regard to the offer, issue and allotment of the Securities. “RESOLVED FURTHER THAT the Board be and is hereby authorised to accept any modifications in the proposal as may be required by the authorities involved in such issues but subject to such conditions as the SEBI/GOI/RBI or such other appropriate authority, may impose at the time of their approval and as agreed to by the Board.” RESOLVED FURTHER THAT the acts, deeds and things already done by the Board or any designated officer of the Company in this regard be and are hereby confirmed, approved and ratified.”

2. To consider and if thought fit, to pass the following resolution with or without modification(s), as a SpecialResolution:“RESOLVED THAT pursuant to the provisions of The FEMA, the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000, Notification No. FEMA 45/ 2000 Rebated September 20, 2000 issued by the Reserve Bank of India, and all other applicable Rules, Regulations, Guidelines and laws including any statutory modifications or reenactment thereto for the time being in force) and subject to all applicable approvals, permissions and sanctions and subject to such conditions as may be prescribed by any of the concerned authorities while granting such approvals, permissions, sanctions, which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall include a duly authorized Committee of Directors for the time being exercising the powers conferred by the Board at Directors), consent of the Company be and .is hereby accorded to the Board of Directors of the Company to permit Foreign Institutional Investors (the “FII”) registered with the .SEBI to acquire and hold on their own account and on behalf of each of their SEBI approved sub-accounts, shares of the Company upto an aggregate limit of 49% (Forty Nine per cent) of the paid-up equity share capital of the Company for the time being, provided, however, that the equity shareholding of each FII on his own account and on behalf of each of the SEBI approved sub-account in the Company shall not exceed 10% (Ten per cent) of the total paid-up equity share capital of the Company or such limits as are or may be prescribed, from time to time, under applicable laws, rules and regulations, (“Individualities Holding Limit”) and that the Company may offer, issue and allot equity shares and/or other securities convertible, exchangeable or exercisable for equity shares of the Company to Fills subject to the Individual Holding limit and applicable statutory’ and/or regulatory provisions RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, matters and things and execute all documents or writings as may be necessary, proper or expedient forth purpose of giving effect to this resolution including intimating the Concerned Authorities or such other regulatory body and for matters connected therewith or incidental thereto including delegating all or any of the powers conferred herein to any Committee of Directors or any Director or Officer of the Company.”
						MGMT	No	DNA	DNA
KPIT CUMMINS INFOSYSTEMS LTD	KPIT IN	B1LQJY0	7/10/2009	Pune
ORDINARY BUSINESS 1. To receive, consider and adopt the Audited Balance Sheet as at March 31, 2009 and the Profit and Loss Account ended as on that date together with the reports of the Directors’ and the Auditors’ thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend for the financial year ended March 31, 2009. The Board has recommended dividend @ 30% [Rupees 0.60 per equity share of Rupees 2/- each].	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. S. B. (Ravi) Pandit, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. SudheerTilIoo, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Ms. Lila Poonawalla, who retires by rotation and being eligible, offers herself for reappointment.	MGMT	No	DNA	DNA

6. To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration and to pass with or without modification(s), the following as an ORDINARY RESOLUTION: “RESOLVED THAT MIs. Deloitte Haskins & Sells, Chartered Accountants, be and are hereby re-appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting on such remuneration as may be determined by the Board of Directors in consultation with the Auditors.”
						MGMT	No	DNA	DNA

SPECIAL BUSINESS 7. To consider and if thought fit, to pass with or without modification(s), the following as an ORDINARY RESOLUTION: “RESOLVED THAT Mr. Bruce Carver who was appointed as an Additional Director under Section 260 of the Companies Act, 1956 by the Board of Directors of the Company and who holds office up to the date of this Annual 4,eneral Meeting and in respect of whom the Company has received notice under Section 257 of the Companies Act, 1956 from a member proposing the appointment of Mr. Bruce Carver for the office of Director be and is hereby appointed as a Director of the Company liable to retire by rotation. RESOLVED FURTHER THAT Board of Directors of the Company be and are hereby authorized, to take all necessary steps expedient or desirable to give effect to this resolution.”
						MGMT	No	DNA	DNA

8. To consider and if thought fit, to pass with or without modification(s), the following,fls an ORDINARY RESOLUTION: “RESOLVED THAT Ms. Elizabeth Carey who was ‘appointed as an Additional Director under Section 260 If the Companies Act, 1956 by the Board of Directors of the Company and who holds office up to the date of this Annual General Meeting .and in respect of whom the Company has received notice under Section 257 of the Companies Act, 1956 from a member proposing the appointment of Ms. Elizabeth Carey for the office of Director be and i hereby appointed as a Director of the Company liable to retire by rotation.” RESOLVED FURTHER THAT Board of Directors of the Company be and are hereby authorized” to take all necessary steps expedient or desirable to give effect to this resolution.”
						MGMT	No	DNA	DNA

9. To consider and if thought fit, to pass with of without modification(s), as a SPECIAL RESOLUTION the following:- RESOLVED THAT — The Company approves — (a) subject to the provisions of Sections 198,.269, 309, 310, Schedule XIII of the Companies Act, 1956, the re-appointment of Mr. Kosher Patel. as the Chief Executive Officer (CEO) and Managing Director of the Company for a period of five years with effect from 2nd July 2009, on the terms and conditions specified in the Agreement to be entered into between the Company and Mr. Kosher Patel, on such remuneration as set out in the explanatory statement.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

(b) subject to the limits specified in Section 198 and 309 read with Section I of Part II of Schedule XIII, of the Companies Act, 1956, an annual increment upto 15% of the gross remuneration inclusive of salary performance bonus, variable performance incentive and other allowances, payable to Mr. Kosher Patel during his, tenure as CEO & Managing Director of the Company. (c) payment of the remuneration specified in para (I» read with para (a) above as the minimum remuneration, subject to the limits specified in Section II of Part II of Schedule XIII of the Companies Act, 1956 (including any statutory modifications or re-enactments thereof, for the time being in force) or such other limits as may be prescribed by the Government from time to time, subject to the approval of Central Government, if necessary in any financial year, during the tenure of Mr. Kishor Patil as CEO & Managing Director, the Company incurs a loss or its profits are inadequate. The Company authorizes its Board to vary the terms of, and revise, the terms of the Agreement entered between the Company and Mr. Kishor Patil (including remuneration and determining a break-up of various components of the remuneration) payable to the CEO & Managing Director during the tenure of his appointment within the limits laid down in Schedule XIII to the Companies Act, 1956 subject to necessary approvals.

10. To consider and if thought fit, to pass with or without modification(s), the following as an ORDINARY RESOLUTION: “RESOLVED THAT in supersession of the resolution(s) passed earlier, the Company do hereby accord its consent pursuant to provisions of Section 293(1)(d) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and the Articles of Association of the Company, to the Board of Directors of the Company to borrow any sum or sums of money from time to time at their discretion; for the purpose of the business of the Company from anyone or more Bank(s), Financial Institutions and other persons, Firms, Bodies Corporate notwithstanding that the moneys to be borrowed together with the moneys already borrowed by the Company, (apart from temporary loans obtained from the Company’s bankers in the interest, repayment, security or otherwise as the Board may think fit. RESOLVED FURTHER THAT for the purpose to giving effect to this resolution, the Board is hereby authorised to do all such acts, deeds, matters and things asset main its absolute discretion deem necessary or proper or desirable and to settle any questions, difficult that may be necessary, proper, desirable or expedient to give effect to this resolution.”
						MGMT	No	DNA	DNA

11. To consider and if thought fit, to pass with or without modifications the following as a SPECIAL RESOLUTION: “RESOLVED THAT pursuant to the provisions of sub section (4) of Section 309 of the Companies Act, 1956 and other applicable provisions, if any, of the Companies Act, 1956, and Articles of Association of the Company, commission be paid to the Non executive Directors of the Company, for a period of five years commencing from the financial year 2009-2010, of such an aggregate amount as may from time to time be determined by the Board of Directors but not exceeding 1% of the net profits of any relevant accounting year of the Company’s computed in the manner laid down under Section 198 of the Companies Act, 1956,and that such sum of commission shall be divided amongst such Directors in such proportion and in such manner as may be decided by the Board of Directors in that behalf, failing which in equal proportion. RESOLVED FURTHER THAT The Board of Directors be and is hereby authorised to take such steps as may be necessary and desirable to give effect to this resolution.”
						MGMT	No	DNA	DNA

12. To consider and if thought fit, to pass with or without modification(s), the following as a SPECIAL RESOLUTION: “RESOLVED THAT pursuant to the provisions of ‘Section 31 and other applicable provisions, if any of the Companies Act, 1956and subject to such approvals, consents, permissions and sanctions assay be necessary from appropriate authorities or bodies, the Articles of Association of the Company be and are hereby altered as follows: A new Article 11-8 be added after the Article 11-A, as under: Joint-holders Where two or more persons are registered as the holders of any share or securities they shall be defamed to hold the same as joint-tenants with benefits of survivorship subject to the following and other provisions contained in these Articles:- (a) The Company shall be entitled to decline to register more than four persons as the joint-holders of any sharer securities. (b) The joint-holders of any shares or securities shall be liable severally as well as jointly for and in respect of all calls and other payments which ought to be made in respect of such shares or securities. (c) On the death of any such joint-holder the survivor or survivors shall be the only person or persons recognized by the Company’s having any titer to the shares or securities but the Directors may require such evidence of death as they may deem fit and nothing herein contained shall be taken to release the estate of a deceased joint-holder from any liability on shares or securities held by him jointly with any other person. (d) Anyone of such joint-holders may give effect receipts of any dividends or other moneys payable in respect of such shares or securities. (e) Only the person whose name stands first in the Register of Members as one of the joint-holders of any shares or securities shall be entitled to delivery of the certificate relating to such shares or securities or to receive documents (which expression shall be deemed to include all documents served on or sent to such person) shall be deemed service (f) Anyone of two or more joint-holders may vote at any meeting either personally or by’ attorney duly authorised under a power of attorney or by proxy in respect of such shares or securities as if he were solely entitled thereto and if more than one of such joint-holders then that one of such persons so present whose name stands first or higher (as the case may be) on the register in respect of such shares or, securities shall alone be entitled to vote in respect thereof but the other or others of the joint-holders shall be entitled to be present at the meeting; provided always that a joint-holder present at any meeting personally shall be entitled to vote in preference to a joint-holder present by an attorney duly authorised under power of attorney or by proxy although the name of such joint-holder present in respect of such shares of securities. Several executors or administrators of a deceased member (in whose deceased member’s sole name any shares)stands shall for the purposes of this sub-clause be deemed to be joint-holders. A new Article 46-A be added after the existing Article 46, as under: Buy-Back of Shares Notwithstanding anything contained in these Articles, in the event it is permitted by law for a company to purchase its own shares or securities, the Board of Directors may, when and if thought fit, buy back such of the Company’s own shares or securities as it may think necessary, subject to such limits, upon such terms and conditions, and subject to such approvals, as may be permitted by law. A new Article 47-A be added after the existing Article 47, as under: Reduction of Capital: The Company may (subject to the provisions of Sections 78, 80, 100 to 105 both inclusive, of the Act) from time to time by Special Resolution, reduce its capital and any Capital Redemption Reserve Account or Securities Premium Account in any manner for the time being authorized by law, and in particular, capital may be paid off on the footing that it may be called up again or otherwise. This Article is not to derogate from any power the Company would have if it were omitted. A new Article 47-B be added after the Article 47-A, as under: Power to issue share warrants The Company may issue share warrants subject to, and in accordance with the provisions of Sections114and 115, and accordingly the Board may in its discretion, with respect to any share which is fully paid-up on application in writing signed by the persons registered as holder of the share, and authenticated, by such evidence (if any) as the board may, from time to time, require alto the identity of the person signing the application and on receiving the certificate (if any) of the share and the amount of the stamp duty on the warrant and such fee as the Board may from time to time require, issue a share warrant. Deposit of share warrant 1. The bearer of a share warrant may at any time deposit the warrant at the office of the Company, and so long as the warrant
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

remains so deposited, the depositor shall have the same right of signing requisition for calling a meeting of the Company and of attending and voting and exercising the privileges of a Member at any meeting held after the expiry of two clear days from the time of deposit asia his name were inserted in the register of Members as the holder of the share included in the deposited warrant. 2. Not more than one person salt be recognized as depositor of the share warrant. 3. The Company shall, on two days’ written notice, return the deposited share warrant to the depositor. Privileges and disabilities of the holders of share warrant 1. Subject as herein otherwise expressly provided, no person shall, as bearer of a share warrant sign a requisition for calling a meeting of the Company, or attend or vote .or exercise any other privileges of a Member at a meeting of the Company, or be entitled to receive any notices from the. Company. 2. The bearer of a share warrant shall be entitled in all other respects to the same privileges and advantages as in the Register of Members as the holder of the share included in the warrant, and shall be a member of the Company. Issue of new share warrant or coupon The Board may, from time to time, make rules as to the terms on which (if it shall think fit) a new share warrant or coupon may be issued by way of renewal in case of defacement, loss or destruction~. A new Article 47 be added after the Article 47-8, as under Conversion of Shares into Stock The Company may, by ordinary resolution of the Company in Generate Meeting (a) convert any paid-up shares into stock; and (b) convert any. stock into paid-up shares of any denomination. The holders of stock may transfer the same for any part thereof in the same manner as, and subject to the same regulations under which, the shares from which the stock arose might before the conversion have been transferred’, or as near thereto as circumstances admit; provided that the Board may, from time to time, fix the minimum amount of stock transferable, so however that such minimum shall not exceed the nominal amount of the shares from which the stock arose. The holders of stock shall, according to the amount of stock held by them, have the same rights, privileges and advantages as regards dividends, participation in profits, voting at meetings of the Company, and other matters, as if they held the shares from which the stock arose; but no such privilege or advantage (except dividends, participation in profits of the Company and in the assets on winding up) shall be conferred by an amount of stock which would not, if existing in shares, have conferred that privilege or advantage. Such of the regulations of the Company (other than those relating to share warrants), as are applicable. to paid-up shares shall apply to stock and the words “share” and “member” in those regulations shall include “stock” and “stockholder” respectively. A new Article 53A be added after the Article 53, as under: The Company may issue Secured Premium Notes (SPN) along with detachable warrants, redeemable after a fixed notice period. The warrants shall be. convertible into shares provided and is fully paid-up. the SPN will be subject to a lock-in period in which interest will be paid. The conversion of warrants into shares will have to be done within the time limit notified A new Article 538 be added after the Article 53A, as under: The Company may issue Floating Rate Bonds. The rate of the floating Bond will be linked to a benchmark interest rate.· The rate will be quoted by the Company as. per prevalent benchmark.. A new Article 61A be added after the Article 61, as under: Demand for poll:

Before Ron the declaration of the result of the voting on any resolution on a showoff hands, a poll maybe ordered to be taken by the Chairman at the Meeting on his and shall be ordered to be taken by him on a demand made in that behalf by any member or members present in person or by proxy holdings the Company which confer a power of vote on the resolution not being less than one-tenth of the total voting power in respect of. the resolution, or on which an aggregate sum of not less than fifty thousand rupees has been paid-up. The demand for a poll may be withdrawn at any time by the person or persons who make the demand. A poll demanded on any question (other than the election of the Chairman. or on a question of adjournment which shall be taken forthwith) shall be taken at such place where the Registered Office of the, Company hi situated later than forty-eight hours from the time when the demand was made, as the Chairman may direct. Subject to the provisions of the Act the Chairman of the Meeting. shall have power to the manner in which a poll shall be taken and the result deemed to be tube decision of the meeting on the resolution poll was taken Where a poll is to be taken, the Chairman of the meeting shall appoint two scrutinizers to scrutinize the votes given on the poll and to report thereon to him. The Chairman shall have power, at any time before the result of the poll is declared, to remove a scrutinizer from office and to fill vacancies in the office. of Securities arising from such removal or from any other cause. Of the two scrutinizers appointed under this Article, one shall always be a member (not being an officer or employee of the Company) present at the meeting, provided such a member is available and willing to be appointed. The demand for a poll shall not prevent the continuance of a meeting for the transaction of any business not than the question of on which the poll has been demanded. In the case of an equality of votes, whether one show of hands or on a poll, the Chairman of the meeting at which the show of hands takes place, or at which the poll is demanded, shall be entitled to a casting vote in addition to his own vote or votes to which he may be entitled as a member. A new Article 69-A be added after the Article 69, as under: Circular resolution (1) resolution circular, without a meeting of the Board of the Board shall subject to the provisions of Clause (2) hereof and the Act be as valid and effectual as a resolution a meeting of the Directors or of a Committee duly called and held. 2) A resolution shall be deemed to have been duly passed by the Board of a Committee thereof by circulation, If the resolution has been circulated in draft together with the necessary papers, if any to all the Directors or to all the members of the committee then in India (not being less in number than the quorum for a meeting of the Board or Committee as the case may b, and to al other Directors or members of the Committee at their usual address in India and has been approved by such of the Directors or members of the Committee as are then in India or by a majority of such of them as are entitled to vote on the resolution 3) Subject to the provisions of the Act a statement signed by the Managing Director or other person authorised in that behalf by the Directors certifying the absence from India of any Director shall for the purpose of this Article be conclusive

SYNDICATE BANK	SNDB IN	6674001	6/26/2009	Manipal
NOTICE is hereby given that the Tenth Annual General Meeting of !he shareholder members of Syndicate Bank will be held at Syndicate Bank Golden Manipal- 576 104 on Friday 26th June 2009 at 11.00 a.m. to Transact the following business: 1. To discuss, approve and adopt. !he Balance Sheet of the Bank as of 31 st March 2009 and the Profit & loss Account of the Bank for !he year ended on that date the Report of the Board of Directors on the working and acting Board of the Bank for the period covered
						MGMT	No	DNA	DNA
					2. To declare a dividend for the year 2008-09.	MGMT	No	DNA	DNA

3. To consider and if thought fit to pass with or without modification the following resolution as a Special Resolution RESOLVED THAT subject to the provisions of the Companies Act. 1956, Including any statutory modifications or re-enactment thereof. the securities Contract (Regulation) Act, 1956 and the rules framed hereunder and other applicable laws, rules and consent of the members of the Board and is hereby accorded to !he Board to voluntarily deist the equity shares of !he Board from BangaIore Stock Exchange where the equity shares of the Bank are currently listed.
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“Resolved Further THAT the Board of Directors be and is hereby authorised to settle an questions difficulties or doubts as may arise. with regard to voluntary delisting of shares. as It may in its absolute discretion deem fit. “Resolved FURTHER THAT the Board be and is hereby authorised to take all necessary steps in this regard in order to comply with all the legal and gradual formalities and to do all acts, deeds, matters and things it may in its absolute discretion deem necessary and appropriate to give effect to this resolution

4. “To elect twelve Directors from amongst shareholders of the Bank (other the Central Government) to fill the vacancies which will be caused on 23rd June 2009 on account of !he cessation of term of office of shareholder Directors and in respect of whom voice notifications are received in terms of section 9(3)(i) of The Banking Companies (Acquisition and Transfer of Understandings Act. 1970 (hereinafter referred to as100 “Act”) read with The Banking Regulation Act. 1949 and The Nationalized Banks (Management And Miscellaneous Provisions Scheme, 1970 (hereinafter referred to as !he ‘Scheme”) and Syndicate Bank (Shares & Meetings) Regulations 1998 (hereinafter referred to as !he (“Regulations) made pursuant to section 19 of the Act and to pass the following resolution : RESOLVED THAT the three Directors elected from amongst the shareholders other than the Central Government in respect of Whom received to fill the vacancies that may be caused on account of retirement of the existing Directors pursuant to section 9(3Mi) of !he Act read with Scheme end Regulations made hereunder be and are hereby appointed as !he Directors of the Bank from 27 June 2009 and shall hold office until completion of a period of three years
						MGMT	No	DNA	DNA
TATA CONSULTANCY SERVICES LIMITED	TCS IN	B01NPJ1	6/30/2009	Mumbai
1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2009 and the Balance Sheet as at that date together with the Reports of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To confirm the payment of Interim Dividends on Equity Shares for the year 2008-09 and to declare a Final Dividend for the year 2008-09 on Equity Shares.	MGMT	Yes	For	For
					3. To declare Dividend for the year 2008-09 on Redeemable Preference Shares.	MGMT	Yes	For	For
					4. To appoint a Director in place of Prof. Clayton M. Christensen, who retires by rotation, and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Aman Mehta, who retires by rotation, and being eligible offers himself for re-appointment.	MGMT	Yes	For	For

6. To consider and if thought fit to pass with or without modification the following Resolution as an Ordinary Resolution: “RESOLVED that Mr. Naresh Chandra, a Director liable to retire by rotation, who does not seek re-election, be not re-appointed a Director of the Company.” “RESOLVED FURTHER THAT the vacancy, so created on the Board of Directors of the Company, be not filled.”
						MGMT	Yes	For	For
					7. To appoint Auditors and fix their remuneration.	MGMT	Yes	For	For

8. Revision in terms of Remuneration and Re-appointment of Mr. S. Ramadorai, Chief Executive Officer and Managing Director To consider and if thought fit to pass with or without modification the following Resolution as an Ordinary Resolution: “ RESOLVED that in partial modification of Resolution Nos. 8and 7, passed at the Annual General Meetings of the Company held on JulY’19, 2005 and June 29, 2006 respectively for the appointment and remuneration of Mr. S. Ramadorai, Chief Executive Officer and Managing Director of the Company, and in accordance with the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 (“ Act”), read with Schedule XIII to the Act, the Company hereby approves of the revision in the maximum amount of salary payable to Mr. S. Ramadorai (including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year during the tenure of his appointment), with authority to the Board of Directors or a Committee thereof to fix his salary within such maximum amount, increasing thereby, proportionately, all benefits related to the quantum of salary, with effect from April 1,2009, for the remainder of the tenure i.e. upto August 8,2009, as set out in the Explanatory Statement annexed to the Notice convening this Annual General Meeting.” “RESOLVED FURTHER THAT pursuant to the provisions of Sections 198, 269, 309, 311 and other applicable provisions, if any, of the Act, read with Schedule XIII to the Act, the Company hereby approves of the re-appointment and terms of remuneration of Mr. S. Ramadorai, Chief Executive Officer and Managing Director of the Company for the period from August 9,2009 to October 5, 2009 upon the terms and conditions set out in the Explanatory Statement annexed to the Notice convening this Annual General Meeting (including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year during the tenure of his appointment), with liberty to the Directors to alter and vary the terms and conditions of the said re-appointment in such manner as may be agreed to between the Directors and Mr. S. Ramadorai.” “RESOLVED FURTHER THAT the Board be and is hereby authorized to take all such steps as may be necessary, proper and expedient to give effect to this Resolution.
						MGMT	Yes	For	For

9. Payment of Commission to the non-whole-time Directors of the Company To consider and if thought fit to pass with or without modification the following resolution as a Special Resolution: “RESOLVED that pursuant to the provisions of Section 309 and other applicable provisions, if any, of the Companies Act, 1956 (“Act”) a sum not exceeding one percent per annum of the net profits of the Company calculated in accordance with the provisions of Sections 198, 349 and 350 of the Act, be paid to and distributed amongst the Directors of the Company or some or any of them (other than the Managing Director and the Whole-time Directors) in such amounts or proportions and in such manner and in all respects as may be directed by the Board of Directors and such payments shall be made in respect of the profits of the Company for each year for the period of five years commencing April 1, 2009.”
						MGMT	Yes	For	For

10. Appointment of Branch Auditors To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 (“Act”), the Board be and is hereby authorized to appoint as Branch Auditors of any branch office of the Company, whether existing or which may be opened/acquired hereafter, in India or abroad, in consultation with the Company’s Auditors, any person(s) qualified to act as Branch Auditor within the provisions of Section 228 of the Act and to fix their remuneration.”
						MGMT	Yes	For	For
ABG SHIPYARD LIMITED	ABGS IN	B00CWW1	7/7/2009	Surat
1. To consider and if thought fit, to pass with or without modification, the following resolution as a Special Resolution. “RESOLVED THAT pursuant to the provisions of Sections 81 (lA) and all other applicable provisions of the Companies Act, 1956 (including any statutory amendments, modification(s) or re-enactment thereof, for the time being in force) as also the provisions of Chapter XIII-A of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines 2000 (SEBI (DIP) Guidelines) as in force and subject to all other applicable rules, regulations and guidelines of SEBI, the applicable provisions of Foreign Exchange Management Act, 1999 (FEMA) as amended, and rules and regulations made there under, including the Foreign Exchange Management (Transfer and Issue of Securities by a Person Resident outside India) Regulation, 2000, if applicable, any other applicable law or laws, rules and regulations (including any amendment thereto or re-enactment thereof for the time being in force) and enabling provisions of the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with Stock Exchanges where the shares of the Company are listed, and subject to requisite approvals, consents, permissions and / or sanctions of
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Securities and Exchange Board of India (SEBI), Stock Exchanges, Reserve Bank of India (RBI), Foreign Investment Promotion Board (FIPB), Department of Industrial Policy and Promotion, Ministry of Commerce (DIPP) and all other authorities as may be required (hereinafter collectively referred to as “the Appropriate Authorities”), and subject to such conditions as may be prescribed by any of them while granting any such approval, consent, permission, and / or sanction (hereinafter referred to as “the requisite approvals”), which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the ‘Board’ which term shall be deemed to include any committee thereof which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution), the Board be authorized to create, offer, issue and allot, from time to time in one or more tranches, in the, course of domestic or international offerings or qualified institutional placements, with or without an over allotment/green shoe option, in one or more foreign markets or domestic markets, to domestic institutions, foreign institutions, non-resident Indians, Indian public companies, corporate bodies, mutual funds, banks, insurance companies, pension funds, individuals, qualified institutional buyers or other persons or entities, whether shareholders of the Company or not, through a public issue and/or on a private placement basis and/or qualified institutional placement within the meaning of Chapter XIII-A of the SEBI Guidelines and/or preferential issue and/or any other kind of public issue and/or private placement. with or without an over allotment/green shoe option, equity shares, secured or unsecured debentures, bonds or any other securities whether convertible into equity shares or not, including, but not limited to, equity shares / Fully Convertible Debentures (FCDs) / Partly Convertible Debentures (PCDs)/ Bonds with share warrants attached, Global Depositary Receipts (GDRs”), American Depositary Receipts (“ADRs”) and Mandatory Convertible Preference Shares (“MCPS”), Foreign Currency Convertible Bonds (‘FCCBs “), or any other equity related instrument of the Company or a combination of the foregoing including but not limited to a combination of equity shares with Bonds and/or any other securities as shall be set out in the explanatory statements the notice convening the general meeting whether convertible into equity shares or not (hereinafter referred to as “securities”), wither secured or unsecured, to be listed on any stock exchange inside India or any international stock exchange outside India, through an otter document and/or prospectus and/or offer letter, and/or offering circular, and/or on public and/or private or preferential basis, whether rupee denominated or denominated in foreign currency, provided that the aggregate number of equity shares so issued or the equity shares to be issued on conversion of such securities together with the over allotment option, if any, shouldnt exceed 2,00,00,000 [two 9rore].” “RESOLVED FURTHER THAT in the event of issue of securities by way of a Qualified Institutional Placement under Chapter XIII-A of SEBI Guidelines: 1. the ‘Relevant Date’ on the basis of which the price of the securities shall be determined as specified under applicable la~, shall be the date of the meeting in which the Board or the Committee of Directors duly authorized by the Board decides to open the proposed issue of the securities; 2. the allotment of securities shall be completed within 12 months form the date of this resolution approving the proposed issue or such other time as may be allowed by the SEBI Guidelines from time to time; and 3. the securities shall not be eligible to be sold for a period of one year from the date of allotment, except on a recognized stock exchange in India or except as may be permitted from time to time by the SEBI Guidelines; “RESOLVED FURTHER THAT the equity shares allotted (either on conversion or otherwise) in terms of this resolution shall rank pari passu in all respects with the existing equity shares of the Company, provided that-the number of equity shares to be issue and allotted pursuant to the authority granted hereby shall not exceed 2,00,00,000 (two crores).” “RESOLVED FURTHER THAT without prejudice to the generality of the above and subject to all applicable laws, the aforesaid issue of securities may have such features and attributes or any terms or combination of terms in accordance with international practices to provide for the tradability and free transferability thereof as per the prevailing practices and regulations in the capital markets including but not limited to the terms and conditions in relation to payment of interest, additional interest, premium on redemption, prepayment and any other debt service payments whatsoever including terms for issue of additional equity shares or variation of the conversion price of the securities during the duration of the securities and the Board be and is hereby authorised in its absolute discretion in such manner as it may deem fit, to dispose off such of the securities that are not subscribed; “RESOLVED FURTHER THAT in the event of issue of securities by way of Global Depository Receipts and/or American Depository Receipts and/or FCCBs, the ‘Relevant Date’ on the basis of which price of the resultant shares shall be determined as specified under applicable law, shall be the date of the meeting at which the Board or the Committee of Directors duly authorised by the Board decides to open the proposed issue of securities; “RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be authorized on behalf of the Company to take all actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to the issue or allotment of aforesaid equity shares and listing thereof with the stock exchange( s) as appropriate and to resolve and settle all questions and difficulties that may arise in the proposed issue, offer and allotment of any of the said equity shares or other convertible securities (other than warrants), utilization of the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion of any security or as may be necessary in accordance with the terms of the offering, all such equity shares ranking pari passu with the then existing equity shares of the Company in all respect; “RESOLVED FURTHER THAT such of these securities to be issued as are not subscribed may be disposed of by the Board to such persons and in such manner and on such terms as the Board in its absolute discretion thinks fit in accordance with the prevailing law, rules, regulations and guidelines; “RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be and is hereby authorized to determine the form, terms and timing of the Issue(s), including but not limited to finalization and approval of the preliminary as well as the final offer document( s), the class of investors to whom the securities are to be allotted, number of securities to be allotted in each tranche, issue price, face value, premium amount on issue/conversion of securities/exercise of warrants/redemption of securities, rate of interest, redemption period, creation of mortgage/charge in accordance with the provisions of Section 293 (1) (a) of the said Act, in respect of any securities, either on pari-passu basis or otherwise, relevant date for pricing, listing on one or more stock exchange in India and/or abroad as the Board in its absolute discretion deems fit and to make and accept any modifications in the proposal as may be required by the authorities involved in such issues in India and/or abroad, to do all such acts, deeds, matters and things and to settle any questions or difficulties that may arise in regard to the Issues( s) without being required to seek any further consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution;

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT the Board be and is hereby authorized to such acts, deeds and things as the Board in its absolute discretion deems necessary or desirable in connection with the issue of the securities and to give effect to these resolutions, including, without limitation, the following: 1. sign, execute and issue all documents necessary in connection with the issue of securities, including listing applications to stock exchanges (whether in India or abroad) and various agreements, declarations, deeds and undertakings;11. seeking if required, consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in India or outside India, and any other consent that may be required in connection with the issue and allotment of the securities; iii. giving or authorizing the giving by concerned persons of such declarations, affidavits, certificates, consents and authorities as may be required from time to time; audit. settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of securities as it may in its absolute discretion deem fit; “RESOLVED FURTHER THAT the Board be authorised to delegate all or any of the powers conferred by this resolution on it, to any Committee of Directors or the Chairman or any other Director( s) or officer( s) of the Company to give effect to the aforesaid resolution. “ “RESOLVED FURTHER THAT the Board or any committee thereof be and is hereby authorised to finalize and approve the preliminary as well as the final offer documents for the proposed issue of the securities and to authorise any director or directors of the Company or another officer or officers of the Company to sign the above documents for and behalf of the Company together with the authority to amend, vary or modify the same as such authorised persons may consider necessary, desirable or expedient and for the purpose aforesaid to give such declarations, affidavits certificates, consents and/or authorities as may, in the opinion of such authorized person be required form time to time.” “RESOLVED FURTHER THAT the Board or any committee thereof be and is hereby authorised to appoint, in its absolute discretion, managers (including lead managers), investment bankers, merchant bankers, underwriters, guarantors, financial and/or legal advisors, depositories, custodians, principal paying/transfer/conversion agents, listing agents, registrars, trustees and all other agencies, whether in India or abroad, in connection with the proposed offering of the securities and to negotiate and finalize the terms and conditions (including the payment offers, commission, out of pocket expenses and their charges subject to requisite approvals of Reserve Bank of India, if any) of the aforesaid appointments and also to, in its absolute discretion, renew or terminate the appointments so made. “

JSW STEEL LIMITED	JSTL IN	6101640	7/6/2009	Mumbai
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March 2009, the Profit and Loss Account for the year ended on that date, together with the Reports of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare Dividend on 10% Cumulative Redeemable Preference Shares.	MGMT	Yes	For	For
					3. To declare Dividend on 11% Cumulative Redeemable Preference Shares.	MGMT	Yes	For	For
					4. To declare Dividend on Equity Shares.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Saijian Jindal, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Dr. SK Gupta, who retires by rotation and being eligible, offers himself for reappointment	MGMT	Yes	For	For
					7. To appoint a Director in place of Dr Vinod Nowal, who retires by rotation and being eligible, offers himself for reappointment	MGMT	Yes	For	For

8. To appoint M/S Deloitte Haskins & Sells, Chartered Accountants, as Statutory Auditors of the Company to hold officers from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration.
						MGMT	Yes	For	For

9. To consider, and if thought fit, to pass with or without modifications(s), the following resolutions as an Ordinary Resolution. “RESOLVED THAT Mr. Kannan Vijayaraghavan, who was appointed by The Board of Directors as an Additional Director of the Company w.e.f, 16.06.2008 and who holds office upto the date of this Annual General meeting of the Company under Section 260 of the Companies Act, 1956, and in respect of whom a notice under Section 257 of the Companies Act, 1956 has been received from a member signifying his intention to propose Mr. Kannan Vijayaraghavan as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation.”
						MGMT	Yes	Against	Against

10. To consider, and if thought fit, to pass with or without modification(s), the following ‘resolution as an Ordinary Resolution b0y7t.h0e5.2B0o0a9rd, and who holds office upto the date of this Annual General Meeting of the Company under Section 260 of the Companies Act, 1956, and in respect of whom a notice under Section 257 of the Companies Act, 1956 is hereby appointed as a Director of the Company whose- period of office shall be liable to determination by retirement of Directors by rotation.”
						MGMT	Yes	For	For

11. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269,309 and 310 read with Schedule XIII and other applicable provisions of the Companies Act, 1956, the Company hereby approves the appointment of Mr. Jayant Zachary as a Whole-time Director of the Company, designated as ‘Director (Sales & Marketing)’, for a period of five years, With effect from 07.05.’2009, upon such terms and conditions as are set out in the Draft Agreement to be executed with Mr. Jayant Zachary (a copy of which is initialed by the Chairman of the meeting for the purpose of identification and placed before this meeting), with specific authority to the Board of Directors to alter or vary the terms and conditions of the said appointment and/ or agreement including the remuneration which shall not exceed an overall ceiling of Rs.18,00,000/- per month, as may be agreed to between the Board of Directors and Mr. Jayant Zachary
						MGMT	Yes	For	For

12. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in partial modification of the resolution passed at the Thirteenth Annual General Meeting of the Company held on 13.06.2007 and subject to the provisions of Sections 198, 269, 309 and 310 read with Schedule XIII and other applicable provisions, if any, of the Companies Managing Director of the Company, i.e. upto 07.07.2012, as set out below, be and is hereby approved:
						MGMT	Yes	For	For

13. To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in partial modification of the resolution passed at the Thirteenth Annual General Meeting of the Company held on 13.06.2007 and subject to the provisions of Sections 198, 269, 309, 310 read with Schedule XIII and other applicable provisions, if any, of the Companies Act 1956, the Company hereby approves the re-designation of Dr. Vinod Nowal as Director and CEO and the increase in the ceiling on Remuneration payable to him for the remainder of his tenure from Rs. 900000/per month to RS. 1800000 per month as set out in the draft supplemental Agreement to be entered into between the Company and Dr. Vinod Nowal (a copy of which is initialed by the Chairman of the meeting for the purpose of identification and place before this meeting) with specific authority to the Board of Directors of the Company to fix
						MGMT	Yes	For	For

14. To consider, and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution. RESOLVED THAT in partial modifications of the resolution passed at the 12th Annual General Meeting of the Company held on 5/25/2006 and subject tot he provision of Sections 195 read with Schedule XIII and other applicable provisions, if any, of the Companies Act 1956, the Company hereby approves the increase in the ceiling on Remuneration payable to Mr Seshagiri RAO for the remainder of his tonsure as a whole-time Director of the Company designated as Director (FINANCE) from RS 900000 to RS 1800000 per month
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

15. To consider, and if thought fit to pass with or without modifications the following resolution as an Ordinary Resolution. RESOLVED THAT subject to provisions of Sections 198,268,309,310 the Company hereby approves the reappointment of Mr Seshagiri Rao as Wholetime director of the company and his redefinition as Jt managing Director and Group CFO for a period of 5 years with effect from 6.04.2009 upon such terms executed with Mr Seshagiri Rao. Agreement including the remuneration which shall not exceed an overall ceiling of RS 2800000 per month
						MGMT	Yes	For	For

16. To consider, and if thought fit to pass with or without modifications the following resolution as an Special Resolution RESOLVED THAT pursuant to provisions of Section 81, Chapter XIII-A of the SEBI Guidelines, the Foreign Exchange management Act (FEMA) and the Foreign Exchange Management, and any other applicable Guidelines, the Board is hereby authorized in its absolute discretion, to create, offer, issue, and allot in one or more tranches, Equity Shares or Fully Convertible Debentures (OCDs), or a combination thereof, which are convertible into Equity Shares at a later date to Qualified Institutional Buyers (QIB)by way of a Qualified Institutions Placement, as provided under Chapter XIII-A Sebi Guidelines for an amount not exceeding US$1billion or its Indian Rupee equivalent, inclusive of such premium as decided by the Board. RESOLVED FURTHER THAT the relevant date for the aforementioned minimum issue price shall be decided to open the issue of the Specified Securities, subsequent to the receipt of Shareholder approval and other applicable laws regulations and guidelines RESOLVED FURTHER THAT 1. Specific Securities to be created offered issued and allotted be subject to Memorandum and Articles of Association of the Company II. Equity shares proposed through QIB shall rank pari passu with the existing Equity Shares in all respects including dividend iii. The number or conversion price in relation to Equity Shares that may be issued or allotted thru QIP shall be appropriately adjusted in accordance with SEBI guidelines for corporate actions RESOLVED FURTHER THAT without prejudice to the generality of the above, the aforesaid Securities may have features that provide for tradability and transferability in accordance to capital markets practices and applicable laws regulations and guidelines and the Board is hereby authorised to dispose of such Securities that are not subscribed in such manner as deemed fit RESOLVED FURTHER THAT for this resolution, the Board is hereby authorized to do all such acts deeds natters not limited to finalization and approval of preliminary documents, the number of specific securities allotted, issue price, if any, face value, premium amount on issue/conversation of Securities, in respect of any of the Securities issued through the QIP on pari passu basis or otherwise, and to settle all questions, difficulties, or doubts regarding Securities and utilisation of the issue proceeds, as it may in its discretion deem fit without approval or consent of the Members to the end and intent that Members have given their approval thereto expressly by virtue of this resolution RESOLVED FURTHER THAT the Board is authorized to appoint Consultants, lead managers, underwriters, guarantors, and other Agencies and Intermediaries as may be involved in issuing Securities and to remunerate all such agencies by way of commission, brokerage fees, etc and to enter into Agreements/Arrangements/MOUs to seek the listing of any or all such Specific Securities in one or more Stock Exchanges Resolved Further that the Board is authorised to delegate any or all powers to any Committee of Directors
						MGMT	Yes	For	For

17. To consider, and if thought fit to pass with or without modifications the following resolution as an Special Resolution Resolved That in supersession of the resolution Passed 13.06.2007, the Board of Directors of the Company shall be deemed to include any Committees, is hereby authorised to accept if it thinks fit into he interest of the Company, the consent of the Company be and is hereby accorded tot he Board to create, offer, issue, allot such number of Foreign Currency Convertible Bonds, Global Depository Receipts, American Depository Receipts, Warrants, and/or other instruments convertible into Equity Shares or any combination of such Securities for an aggregate sum of up to US$1Billion or its equivalent i any other currency, by way of a public issue through circulation of an offering circular or prospectus or by way of private placement, on such terms and conditions as may be deemed appropriate by the Board at the time of such issue whenever necessary in consultation with he Lead Managers, Underwriters, Advisors RESOLVED FURTHER THAT: i. the Securities to be created offered issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; and ii. The underlying Equity Shares shall rank pari passu with the existing Equity Shares of the Company in all respects including such rights as to dividend Resolved Further That the issue of Equity Shares underlying shall inter alia be subject to a) The number that may be issued or allotted on conversion shall be appropriately adjusted in accordance with applicable laws/regulations/guidelines for corporate actions such as bonus issue, split and consolidation sale of division or any such capital or corporate restructuring b) in the event of the Company making a rights offer, the entitlement to the Equity Shares shall stand increased in the same proportion as that of the rights offer and such Shares shall be offered to the holders of the Securities at the same price offered to existing shareholders c) in the event of any merger, amalgamation, takeover, or any other reorganization, the number of shares, the price and the time period shall be suitably adjusted RESOLVED FURTHER THAT without prejudice to the generality of the above issue of securities in international offering may have all or any term or combination of terms or conditions, in accordance with applicalbe regulations, practices, terms for issue of equity shares upon conversion or issue additional Equity Shares during the period of the Securities RESOLVED FURTHER THAT the Board may enter into any arrangement with any Agency or Body to provide for the tradability or free transfer in international capital markets RESOLVED FURTHER THAT the Securities issued in international offering shall be deemed to have been made abroad and/or at the place of issue of the Securities and governed by applicable laws RESOLVED FURTHER THAT the Board be and is hereby authorised to finalise the mode terms and timing of the lease, the number of securities to be allotted in each trance, listings on one or more Stock Exchanges in India or abroad, as the board may in its absolute discretion deem fit and to issue and allot such number of Equity Shares on the Stock Exchanges/Depositories in India where the existing equity shares of the Company are listed/admitted RESOLVED FURTHER THAT for the purpose of giving effect to any issue or allotment of Securities or instruments representing the same or Equity Shares as described herein above, the Board is authorised on behalf of the Company to do all such acts deeds matters and things as it may see fit for the purpose of underwriting, marketing arrangements, to settle any questions and difficulties or doubts arising from the offer, issue and allotment of securities RESOLVED FURTHER THAT the Board is authorised to delegate any of the powers herein conferred to any Committee of Directors or any one or more Directors of the Company
						MGMT	Yes	For	For
HDFC BANK LIMITED	HDFCB IN	6100131	7/14/2009	Mumbai
Ordinary Business 1. To consider and adopt the audited Balance Sheet as at 31st March. 2008. Profit and Loss Account for the financial year ended on that date and the Reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend	MGMT	Yes	For	For
					3. to re-appoint Mr Arvind Pande as a Director who retires by rotation and being eligible offers himself for re-appointment	MGMT	Yes	For	For
					4. to reappoint Mr. Ashim Sarnata as a Director who retires by rotation and being eligible offers himself for re-appointment	MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. To re-appoint Auditors and in this connection to pass with or without modifications the following resolution as an Ordinary Resolution RESOLVED THAT subject to the approval of the Reserve Bank of India M/S Haribhakti and Co, chartered accountants, be and hereby re-appointed as Auditors of the Bank to hold office from conclusion of this meeting until the conclusion of the next Annual General Meeting on a remuneration to be fixed by the Audit and Compliance Committee in the best interest of the Bank for the purpose of audit of the Bank’s accounts at its Head office, Branches, and other offices.”
						MGMT	Yes	For	For

6. To consider and if thought fit to pass, with or without modifications, the following resolution as a Special Resolution RESOLVED THAT pursuant to the applicable provisions of the Companies Act 1956 Section 35-B and other applicable provisions if any, of the Banking Regulation Act, 1949, and subject to the approvals as may be necessary from the Reserve Bank of India and other concerned authorities or bodies and subject to the conditions as maybe prescribed by any of them while granting such approvals, the approval of the members of the Bank be and is hereby accorded for revision in the remuneration and perquisites of Mr. Aditya Puri, Managing Director with effect from 1st April 2009 as follows i) Basic Salary from RS 10800000 to RS 13200000 per annum ii) Contribution to Provident Fund 12% as per Bank’s rules at present on the revised Basic Salary iii) Contribution to Superannuation Fund 15% as per Bank’s rules at present on the revised Basic Salary RESOLVED FURTHER THAT all other existing terms and conditions of appointment/remuneration of Mr. Aditya Puri shall remain unchanged RESOLVED FURTHER THAT in case of absence or inadequacy of profit in any financial year, the aforesaid remuneration and perquisites shall be paid to Mr. Puri as minimum remuneration RESOLVED FURTHER THAT the Board be and is hereby authorised to do all such acts deeds matters and things and to execute any agreements documents or instructions as may be required for this resolution
						MGMT	Yes	For	For

7. To consider and if thought fit to pass, with or without modifications, the following resolution as a Special Resolution RESOLVED THAT pursuant to Section 35-B and other provisions, the approval of the members of the Bank be is and hereby accorded for the re-appointment of Mr. Jagdish Capoor as part-time Chairman of the Bank for a period of two years with effect from 7/6/2009 and revision in the existing remuneration and perquisites as follows Remuneration 1500000 per annum Bank leased accommodation subject to deduction of Rs 10000 RESOLVED FURTHER THAT subject to the approval of RBI with effect from the date of re-appointment Mr Jagdish Capoor be retained to render extra services of non-executive nature in areas like internal audit, inspection, vigilance, compliance etc RESOLVED FURTHER THAT in case of absence or inadequacy of profit in any financial year, the aforesaid remuneration and perquisites shall be paid to Mr. Capoor as minimum remuneration RESOLVED FURTHER THAT the board be and is hereby authorised to do such acts deeds required to give effect to this resolution
						MGMT	Yes	For	For

8. 6. To consider and if thought fit to pass, with or without modifications, the following resolution as a Special Resolution RESOLVED THAT the approval of members of the Bank be and is hereby accorded for extending the exercise period in respect of options granted under the Employees Stock Option Schemes of the Bank two years from the date of vesting to 4 years from the date of vesting and that in the case of options granted under Scheme VII the exercise period be extended to 4 years from date of vesting in respect of the second and third tranches that were vested on 17th july 2007 and 18th july 2008 respectively RESOLVED FURTHER THAT the Board and/or the Compensation Committee be and is hereby authorised to amend the exercise period of all Stock Option Schemes from time to time as they deem fit, such that the exercise period shall not be m ore than five years from the respective dates of vesting approved by members RESOLVED FURTHER THAT approval of the members of the Bank be and is hereby accorded for modification the exercise of Options granted by Centurion Bank of Punjab LTD under various stock option schemes RESOLVED FURTHER THAT the Board of Directors and/or the Compensation Committee of the Bank be and is hereby authorised to do all such acts deeds matters and things as may be required for implementing and giving effect to aforesaid resolution
						MGMT	Yes	For	For
EXIDE INDUSTRIES LTD	CHLR IN	B1D3ZC9	7/17/2009	Kolkata
ORDINARY BUSINESS 1. To consider and adopt the Profit and Loss Account for the year ended 31 March, 2009 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr Bhaskar Mitter who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr S N Mookherjee who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr Vijay Aggarwal who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint Auditors and to fix their remuneration.	MGMT	No	DNA	DNA
DABUR INDIA LIMITED	DABUR IN	6297356	7/15/2009	New Delhi
1. To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March, 2009 and Profit and Loss Account for the year ended on that date along with the Reports of Auditors and Directors thereon.
						MGMT	No	DNA	DNA
					2. To confirm the interim dividend already paid and declare final dividend for the financial year ended 31st March, 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. P N Vijay who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Dr. SNarayan who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Sunil Duggal who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint Auditors and to fix their remuneration.	MGMT	No	DNA	DNA

SPECIAL BUSINESS 7. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution:- “RESOLVED THAT Mr. Albert Wiseman Paterson, who was co-opted by the Board as an Additional Director with effect from 30th October, 2008 and who holds office upto the date of this Annual General Meeting and in respect of whom the company has received a notice in writing from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company liable to retire by rotation:’
						MGMT	No	DNA	DNA

8. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution:- “RESOLVED THAT Mr. Analjit Singh, who was co-opted by the Board as an Additional Director with effect from 30th October, 2008 and who holds office upto the date of this Annual General Meeting an in respect of whom the company has received a notice in writing from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309 and 314 read with schedule XIII and all other applicable provisions of the Companies AW, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded for variation in the terms and conditions of remuneration of Mr. Pradip Burman, Whole Time Director of the company w.eJ. 1st October, 2008 for the remaining duration of his tenure as appearing in the explanatory statement attached to this notice:’
						MGMT	No	DNA	DNA

10. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Section 314(1) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company b and is hereby accorded for variation in the terms and conditions of remuneration of Mr. Amit Burman (a non executive director of the Company) as a Whole Tune Director in Dabur Nepal Private LTD, a subsidiary of the company, w.eJ. 1st October, 2008 as set out in the explanatory statement attached to this notice.”
						MGMT	No	DNA	DNA

11. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Section 314(1) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded for variation in the terms and conditions of. remuneration of Mr. Chetan Burman as an executive Director (or any other designation which the Board of Directors of Dabur Nepal Private Limited may decide from time to time) in Dabur Nepal Private Limited, a subsidiary of the company, w.eJ. 1st October, 2008 as set out in the explanatory statement attached to this notice:’
						MGMT	No	DNA	DNA

12. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Section 314(1) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded for appointment of Mr. Aditya Burman as a Whole Tune Director in Dabur Nepal Private Limited, a subsidiary of the company w.e.£ 12th August, 2008 on such remuneration and terms and conditions as set out in the explanatory statement attached to this notice and further variation in the terms and conditions of remuneration w.eJ. 1st October, 2008 as set out in the explanatory statement attached to this notice:’
						MGMT	No	DNA	DNA

13. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Section 314(1) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded for variation in the terms and conditions of remuneration of Mr. Mohit Burman (a non executive director of the Company) as a. Whole Tune Director in Dabur International Limited, a subsidiary of the company, w.eJ. 1sl October, 2008 as set out in the explanatory statement attached to this notice:’
						MGMT	No	DNA	DNA

14. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Section 314(1) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded for variation in the terms and conditions of remuneration of Mr. Sidharth Burman as a Whole Tune Director in Dabur International Limited, a subsi4iiary of the company, w.eJ. 15t October, 200S as set out in the explanatory statement attached to this notice:’
						MGMT	No	DNA	DNA

15. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT in accordance with the provisions of Section 314(1) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), the consent of the Company be and is hereby accorded for variation in the terms and conditions-of remuneration of Mr. Gaurav Burman as a Whole Time Director in Dabur International Limited, a subsidiary of the company, w.eJ. 15t October, 200S as set out in the explanatory statement attached to this notice:’
						MGMT	No	DNA	DNA

16. To consider and, if thought fit, to pass, with or .without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section Sl and all other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof for the time being in force), the relevant provisions of the Memorandum & Articles of Association of the Company, the Securities & Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines,1999 (the “Guidelines”) and the guidelines issued by the Central Government vide notification No. 323 dated 11/10/2001 under Inc me Tax Act, 1961 and subject to such other approvals, consents, permissions and sanctions as may be necessary from appropriate authorities or bodies and subject to such conditions & modifications as may be prescribed, specified or suggested by any of them while granting such approvals, consents, permissions and sanctions which may at its sole discretion be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall be deemed to include the Remuneration cum Compensation Committee constituted by the Board to exercise its powers, including the powers conferred by his resolution), and in partial modification of the Special Resolution passed by members of the company in the Annual General Meeting held on 13th September, 2000, the consent of the company be and is hereby accorded to the Board to create, offer, issue, grant and allot over a period of time to and for the benefit of the eligible employees of the Company (as defined in the Guidelines) or to a Trust formed for the benefit of such persons, such number of equity shares and/or any other instruments or securities or options which upon exercise could give rise to the issue of equity shares of the Company, not exceeding in number at any time, in the aggregate upto 4,32,53,S12 equity shares of Re. 1 each Le. 5% of the issued equity shares of the Company as the Board may deem fit at such time or times, in one or more tranche at such price or prices and in such manner and on such terms & conditions framed/to be framed by the Board with regard to the Employees Stock Option Scheme in accordance with the Guidelines or other provisions of law as may be prevailing at that time and otherwise on such terms and conditions as may be decided and deemed appropriate by the Board at the time of issue or allotment and such shares shall be subject to the terms of Memorandum & Articles of Association of the Company and rank pari passu with the equity shares of the Company as then issued and in existence and on such terms & conditions and at such time or times as the Board may at its absolute discretion and in the best interest of the Company deem fit’ “RESOLVED FURTHER THAT all other terms and conditions of the special resolution passed by the members in the Annual General Meeting held on 13th September, 2000 shall remain unchanged.” “RESOLVED FURTHER THAT the Board of the company be and is hereby authorized to do all acts, deeds, matters, things and take steps and complete formalities as may be deemed fit by the Board for this purpose, and for this purpose, it may delegate all or any of such powers to a duly constituted Remuneration and Compensation Committee of the Board or any other whole time director of the company:’
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

17. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 149 (2A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), approval of the members of the company-be and is hereby accorded to the company for commencing and carrying on of the business as specified under Clause 7 of the Other Objects clause of the Memorandum of Association of the company (as detailed hereunder) as may be deemed fit by the Board of directors:- To purchase, charter, hire, built or otherwise acquire vehicles of any or every sort or description for use on or under land or water or in the air and to employ them in the carriage of merchandise of a l kind of passengers and to carry on the business of owners of trucks, trams, lorries, motor cars and of ship-owners and lighter men and owners of aircraft in all or any of their respective branches. “RESOLVED FURTHER THAT Board of Directors of the company be and are hereby authorized to do all such acts, deed~, matters and things required in the matter:’

PANTALOON RETAIL INDIA LIMITED	PF IN	B1L5MR1	7/7/2009	Mumbai
Special Business: 1. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (the “Act”) (including any amendments thereto or re-enactment thereof), the provisions of the Foreign Exchange Management Act, 2000 (FEMA), as amended, the Securities and Exchange Board of India (the “SEBI”) Regulations and in accordance with the rules, regulations, guidelines, notifications, circulars and clarifications issued thereon from time to time by Government of India (the “GOI”), the Reserve Bank of India (the “RBI”), SEBI and/or any other competent authorities (including any amendment thereto or re-enactment therefor the time being in force) and the enabling provisions of the Memorandum and Articles of Association of the Company, the Listing Agreements entered into by the Company with the stock exchanges on which the Company’s shares are listed and subject to necessary approvals, permissions, consents and sanctions of concerned statutory and other authorities and subject to such conditions and modifications as may be prescribed by any of them while granting such approvals, permissions, consents and sanctions and which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall include any committee thereof) consent of the Company be and is hereby accorded to · the Board to create, offer, issue and allot (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Company as may be permitted), such number of Equity Shares or any such instrument convertible into Equity Shares or giving the holder a right to subscribe to Equity Shares including fully / partly convertible debentures, bonds, warrants, whether attached to other securities or otherwise, or any other securities (all of which are hereinafter collectively referred to as “Securities”) or any combination thereof, whether secured by way of charge on the assets of the company or unsecured as may be decided by the Board, in one or more tranches of public and/or private offerings and/or qualified institutional placement and/or on preferential allotment basis or any combination thereof through issue of prospectus and lor placement document and!’ or other permissible/requisite offer document, to any eligible person, including but not limited to Domestic / Foreign Investors/ Foreign Institutional Investors, Non Resident Indians, Companies, Bodies Corporate, Trusts, Mutual Funds, Banks, Financial Institutions, Insurance Companies, Pension Funds, Individuals, Employees of the Company and any other categories of investors (collectively called the “Investors”) at such time or times, at such price or prices, at a discount or premium to market price or prices in such manner and on such terms and conditions including security, rate of interest etc., as may be deemed appropriate by the Board at its absolute discretion including the discretion to determine the categories and combination of Investors to who~ the offer, issue and allotment shall be made to the exclusion of other categories of Investor’s at the time of such offer, issue and allotment considering the prevailing market conditions and other relevant factors and wherever necessary in consultation with lead managers, financial advisors and legal advisors up to an amount not exceeding Rs. 1000 crores inclusive of such premium as may be determined by the Board. RESOLVED FURTHER THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof), the provisions of Chapter XI II-A of the SEBI (Disclosure and Investor Protection) Guidelines 2000 (the “SEBI DIP Guidelines”) and such other applicable provisions, the Board may at their absolute discretion, issue, offer and allot equity shares / fully convertible debentures (FCDs) / partly convertible debentures (PCDs) / non-convertible debentures (NCDs) with warrants or any securities (other than warrants), which are convertible into or exchangeable with equity for up to the amount of . RS.1000 crores as specified above, to Qualified Institutional Buyers (as defined by the SEBI DIP Guidelines) pursuant to a Qualified Institutional Placement, in accordance with the provisions of Chapter XII I-A of the SEBI DIP Guidelines and the relevant date for the determination of applicable price for the issue of the Securities means the date of the meeting in which the Board of the Company or the Committee of Directors decides to open the proposed issue. Such securities shall be fully paid up and the allotment of such securities shall be completed within 12 (twelve) months from the date of the shareholders resolution approving the proposed issue or such other time as may be allowed by the SEBI DIP Guidelines from time to time, at such price being not less than the price determined in accordance with the pricing formula of the aforementioned SEBI DIP Guidelines. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution and any other, issue and allotment of Securities, the Board be and is hereby authorized to take all such actions, give directions and to do all such acts, deeds and things as may be necessary, desirable or incidental thereto and matters connected therewith including without limitation the entering into of arrangements including arrangements for the Lead Managers, Underwriters, Registrars, Stabilizing Agent, Trustees, Bankers, Advisors and all such agencies as may be involved or concerned in such offerings of Securities and to remunerate them by way of commission, brokerage, fees or the like and also to enter into and execute all such arrangements, agreements, memoranda, documents etc. with such agencies and to seek the listing of such Securities on one or more national and/or international stock Exchange(s) and to do all requisite filings with SEBI, the Government of India, the RBI, if required and any other concerned authority in India or outside, and to do all such acts and things as may be necessary and expedient for, and incidental and ancillary to the Issue, and to give such directions that may be necessary or arise in regard to or in connection with any such offer, issue proceeds, as it may, in its absolute discretion, deem fit and any such action, decision or direction of the Board RESOLVED FURTHER THAT the Board be and is hereby authorized to form a committee or delegate all or any of its power to any committee of Directors to give effect to the aforesaid resolutions and is authorised to take such steps and to do all such acts, deeds, matters and things and accept any alterations or modification(s) as they may deem fit and proper and give such directions as may be necessary to settle any question or difficulty that may arise in regard to issue and allotment of equity shares including but not limited to :
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

a. approving the offer document and filing the same with the any other authority or persons as may be required; b. approving the issue price, the number of equity shares to be allotted, the basis of allocation and allotment of equity shares; c. arranging the delivery and execution of all contracts, agreements and all other documents, deeds, and instruments as may be required or desirable .in connection with the issue of equity shares by the Company opening a separate special account with a scheduled bank to receive monies in respect of the issue of the equity shares of the Company; e. making applications for listing of the equity shares of the Company on one or more. stock exchange(s) and to execute and to deliver or arrange the delivery of the listing agreement(s) or equivalent documentation to the concerned stock exchange( s); f. finalization of the allotment of the securities on the basis of the bids received; g. finalization of and arrangement for the submission of the placement document(s) and any amendments supplements thereto, with any applicable government and regulatory authorities, institutions or bodies as may be required; h. approval of the preliminary and final placement document (including amending, varying or modifying the same, as may be considered desirable or expedient) as “finalized in consultation with the Lead Managers / Underwriters /Advisors in accordance with all applicable laws, rules, regulations and guidelines; I. finalization of the basis of allotment in the event of over-subscription; j. acceptance and appropriation of the proceeds of the issue of the Securities; k. authorization of the maintenance of a register of holders of the Securities; I. authorization of any director or directors of the Company or other officer or officers of the Company, including by the grant of power of attorneys, to do deeds and things as authorized person in its absolute discretion may deem necessary or desirable in connection with the issue and allotment of the Securities; m. seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in India, and any other consents that may be required in connection with the issue and allotment of the Securities; n. seeking the listing of the Securities on any Indian stock exchange, submitting the listing application to such stock exchange and taking all actions that may be necessary in connection with obtaining such listing; o. giving or authorizing the giving by concerned persons of such declarations, affidavits, certificates, consents and authorities as may be required from time to time; and p. deciding the pricing and terms of the Securities, and all other related matters. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolutions, the Board be and is hereby authorized to do all such acts, deeds, matters and things as it may, in its absolute discretion deem necessary or desirable, including without limitation to settle any question, difficulty or doubt that may arise in regard to the offer, issue and allotment of the Securities. RESOLVED FURTHER THAT the Board be and is hereby authorized to accept any modifications in the proposal as may be required by the authorities involved in such issues but subject to such conditions as the SEBI/GOI/RBI or such other appropriate authority, may impose at the time of their approval and as agreed to by the Board. RESOLVED FURTHER THAT the acts, deeds and things already done by the Board or any designated officer of the Company in this regard be and are hereby confirmed, approved and ratified.”

NETWORK 18 MEDIA AND INVESTMENTS LIMITED	NETM IN	B1JRSGO	7/2/2009	New Delhi
Item 1 To consider, and if thought fit to pass, with or without modification(s) the following resolution as a Special Resolution: RESOLVED THAT in accordance with the. provisions of. Section 81 other applicable provisions of the Companies Act, 1956, if any, as’ also any other applicable law or laws. (including any statutory modification(s) or reenactments) thereof for the time being in force),subject to the Memorandum and Articles of Association of the Company. Where the shares of. the Company are currently listed.Chapter XIII of the Exchange Board of India other applicable regulation(s)1 guideline’s) framed the Government of India and subject to approval(s), consent(s). permission(s) and/or sanction(s) from any regulatory authorities as may be required and subject to such term(s) and condition(s), alteration(s) and modification(s) as may be considered appropriate, and agreed to by the Board of Directors (hereinafter referred to as “the Board” Hundred and Fifty) equity shares or convertible preference shares convertible debentures/ warrants/any other .similar instruments which are convertible up to 92,02,650 equity shares, on a preferential basis an investor unrelated to the promoters RESOLVED FURTHER THAT a) Price shall be Tuesday, June 2.2009 (being the 30’” day prior to July 2.2009, the that!! on Which the Extraordinary General Meeting of the Company is to be held section 81.(1A) of the Companies Act 1956 to consider the proposed issue b) Prior to allotment of the equity shares or convertible instruments SAIF shall be required and liable to pay the entire amount of the Issue Price c) the equity shares and the resultant equity share to be allotted upon conversion ‘of ‘convertible lnStruments.shallb9 subject to the Memorandum and Articles of Association of the Company and the terms of issue d) The convertible instruments shall be convertible into equity shares of the Company within 18 months from the date of their allotment in one o r more tranches on such terms and conditions as the Board of Directors think fit e) ,the equity conversion of Convertible Instruments shall rank pari passu including with respect to dividend with the then existing equity shares of the Company in all respects and be listed on the stock exchanges where the equity shares of the company are located
						MGMT	No	DNA	DNA
STERLITE INDUSTRIES INDIA LTD	STLT IN	B13TC37	7/11/2009	Tamilnadu
SPECIAL BUSINESS 1. To consider Issue of Securities to Qualified Institutional Buyers (QIB) under Qualified Institutional_ Placement (QIPs) To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81( lA) and all other applicable provisions, if any, of the Companies Act, 1956 and any other laws, rules and regulations (including any amendments thereto or re-enactments thereof for the time being in force) as may be applicable and subject to the provisions of the Memorandum and Articles of Association of the Company and subject to such approvals, consents, permissions and sanctions of such statutory and/or regulatory authorities, including of the Stock Exchanges in terms of the Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed, as may be applicable, and subject to such conditions and modifications as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (the ‘Board’ which term shall include any Committee which the Board of Directors may have constituted or may hereafter constitute for the time being for exercising the powers conferred on the Board of Directors by this Resolution) and pursuant to the provisions of the SEBI Guidelines for Qualified Institutions Placement (“QIP”) under Chapter XlIJ-A of the SEDI (Disclosure and Investor Protection) Guidelines, 2000 for the time being in force, whether or Dot such QWs are members of the Company, the consent approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (the ‘Board’ which term shall include any Committee which the Board of Directors may have constituted or may hereafter constitute for the time being for exercising the powers conferred on the Board of Directors by this Resolution) and pursuant to the provisions of the SEBI Guidelines for Qualified Institutions Placement (“QIP”) under Chapter XlIJ-A of the SEDI (Disclosure and Investor Protection) Guidelines, 2000 for the time being in force, whether or Dot such QWs are members of the Company, the consent of the members be and is hereby accorded to the Board to create, offer, issue and allot in one or more p1ac:emealsltranches to Qualified Institutional Buyers (“QIB”) as defined in sub-clause (xxiva) of Cause 1.2 of SEDI (Disclosure and Investor Protection) Guidelines, 2000 for the time being in force, equity shares
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

and/or fully Convertible debentures and/or partly convertible debentures and/or convertible debentures with warrants, and/or any securities (other than warrants), which are convertible into or exchangeable with equity shares at a later date (the “Securities”) at such time or times as the Board may hereafter decide and at a price to be determined by the Board in accordance with Clause 13A.3 of SEDI Guidelines for Qualified Institutions P1ac:emeatspecified under Chapter XlII-A of SEBI (Disclosure and Investor Protection) Guidelines, 2000 for the time being in force, provided that the issue of Securities as aforesaid shall not resu1t in increase of the Issued, Subscribed and Paid-up Capital of the Company by more than 25% (twenty five per cent) of the then post-issue, Issued, Subscribed and Paid-up Equity Share Capital of the Company; RESOLVED FURTHER THAT in accordance with Cause 13A.2.2 of Chapter XlII-A of SEBI (Disclosure and Investor Protection) Guidelines, 2000, for the time being in force, a minimum of 10% of the Securities issued pursuant said guidelines sha11be allotted to mutual funds and if no mutual fund is agreeable to take up the minimum portion or any part thereof, thee such minimum portion or par thereof may be allotted to other Qualified Institutional Buyers; RESOLVED FURTHER TIIAT the “relevant date” for pricing of the Securities, under the QIP as per the Chapter XlU-A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, for determination of minimum price for the issue of the Securities and/or shares arising out of conversion of Securities will be the date of the meeting in which the Board decides to open the proposed issue of Securities, or, in case of Securities which are 4XIIlvertibieor exchangeable with equity shares, the date on which the holder of Securities becomes entitled to apply for equity shares, as the Board may, at the time of the decision to open the proposed issue decides, provided that any conversion/exchange shall occur not later than 60 sixty) months from date of allotment of the Securities; RESOLVED FURTHER THAT the Board be and is hereby authorized to appoint into and execute all such arrangements, as the case may be, with any merchant bankers/advisors/registrars and all such agencies intermediaries as may be required including payment to such agencies/intermediaries of commission, brokerage, fees, remuneration for their services and expenses incurred in relation to the issue of Securities and also to seek listing of such Securities on the stock exchanges where the Company’s shares are listed; , RESOLVED FURTHER TIIAT the Board be and is hereby authorized to finalise the mode and the terms of issue of Securities under the QIP and all equity shares allotted under or arising from such QIP will rank pari passu in all respects with the existing equity shares of the Company; RESOLVED FURTHER THAT the Board be and is hereby authorized to do all such acts, deeds, matters and things as it may at its absolute discretion deem necessary or desirable for such purpose with power to the Board to all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Securities and utilization of proceeds including but without limitation to the creation; in such form and manner as may be required, of such mortgage/charge under Section 293( IXa) of the said Act in respect of the aforesaid Securities either on pari passu basis or otherwise, as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have give their approval thereto expressly by the authority of this resolution; RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or the Chairmen or any other officers/authorised representatives of the Company to give effect to this resolution.”

2. To consider the issue of American Depository Receipts (ADRs) Global Depository Receipts (GDRs) Foreign Currency Convertible Bonds (FCCBs) and any other securities To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 8I(lA) and all other applicable provisions, if any, of the Companies Act, 1956 and any other laws, rules and regulations (including any amendments thereto or reenactments thereof for the time being in force) as may be applicable and subject to the provisions of the Memorandum and Articles of Association of the Company and subject to such approvals, consents, permissions and sanctions of such statutory and/or regulatory authorities, including of the Reserve Bank of India and/or Stock Exchanges in terms of the Listing agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed, as may be applicable, and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (the ‘Board’ which lend shall include any Committee which the Board of Directors may have constituted or may hereafter constitute for the time being for exercising the powers conferred on the Board of Directors by this Resolution) the consent of the members be and is hereby accorded to the Board to create, offer, issue and allot in any security including Global Depositary Receipts (GDRs), American Depositary Receipts (ADRs) convertible into equity shares, preference shares whether cumulative I redeemable I convertible at the option of the Company and I or the option of the holders of the security and I or securities linked to equity shares I preference shares and for any other instrument or securities representing convertible securities such as Foreign Currency Convertible Bonds (FCCBs) debentures or warrants convertible or like instruments of a type issued in international jurisdictions in offerings of this nature, whether convertible into or exchangeable with depositary-receipts for underlying equity shares! equity shares Preference shares, (the “Securities”) to be subscribed by foreign/domestic investors/ institutions and/or corporate bodies/entities including mutual funds, banks, insurance companies and I or individuals or otherwise, whether or not such persons/entities/investors are members of the Company whether in one or more currency, such issue and allotment be made at such time or times in one or more tranche or tranches, at par or at such price or prices, and on such terms and conditions and in such manner as the Board may, in its absolute discretion think fit, in consultation with the lead managers, underwriters, advisors or other intermediaries provided that the issue of Securities as aforesaid shall not result in increase of the Issued, Subscribed and Paid-up Capital of the Company by more than 25% (twenty five per cent) of the then post-issue, Issued, Subscribed and Paid-up Equity Share Capital of the Company RESOLVED FURTHER THAT without prejudice to the generality of the above, the issue of Securities may have all or any terms or combination of tens including conditions in relation to payment of interest, additional interest, premium on redemption, prepayment and any other debt service payments whatsoever, and all such other terms as are provided in securities offerings of this nature including terms for issue of the Securities or variation of the conversion price of the Securities during the duration of the Securities; RESOLVED FURTHER TIIAT the “relevant dale” for pricing of the Securities, or any other mode shall be as per the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme, 1993 for the time being in force will be the date thirty days prior to the date of the holding of the general meeting at which this resolution is considered and approved; may be, with lead managers, managers, underwriters, bankers. financial institutions. solicitors, advisors, guarantors, depositories. custodians and other aforesaid intermediaries in such offerings of Securities and 10 remunerate all such agencies/ as may be required including the payment to such agencies/intermediaries 01 commission, brokerage, fees, remuneration for their services or the like and expenses incurred in relation to the issue of Securities and also to seek the listing of such Securities on one or more stock exchanges, including international stock exchanges, wherever remissible; RESOLVED FURTHER THAT the Board be and is hereby authorised to enter into any arrangement with any agency or body or the issue of Securities in registered or bearer form with such features and attributes as are prevalent in capital markets for instruments of this nature and to provide for the tradability or free transferability thereof as per the domestic and/or international practice and regulations, and under the nuns and practices prevalent in securities markets in overseas jurisdictions;
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT the Board be and is hereby authorized to do all such acts, deeds, matters and things as it may at its absolute discretion deem necessary or desirable for such purpose with power to the Board to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Securities and utilization of proceeds including but without limitation to the creation of such mortgage/charge under Sec. 293( I )(a) of the said Act in respect of the aforesaid Securities either on pari passu basis or otherwise, as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution; RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or the Chairman or any other officers/authorised representatives of the Company to give effect to this resolution.”

INDIA INFOLINE LIMITED	IIFL IN	B0838V7	7/17/2009	Mumbai
Ordinary business 1. To receive, consider and adopt the Audited Balance Sheet of the Company as at March 31, 2009 and the Profit & Loss Account for the financial year ended on that date together with the Reports of the Auditors’ and Directors’ thereon.
						MGMT	No	DNA	For

2. To appoint a Director in place of Mr. Sat Pal Khattar, who retires by rotation and being eligible, offers himself for re-appointment. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution “RESOLVED THAT Mr. Sat Pal Khattar, who retires by rotation at this meeting and being eligible, offers himself for reappointment, be and are hereby reappointed as the Director of the Company.”
						MGMT	No	DNA	For

3. To appoint Statutory Auditors and to fix their remuneration. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution “RESOLVED THAT the Statutory Auditors of the Company, M/. Sharp and Tannan Associates., Chartered Accountants, who retire at the conclusion of this Annual General Meeting, being eligible and willing to act as the Auditors of the Company, be and are hereby re-appointed as the1\uditors of the Company to hold office until the conclusion of the next Annual General Meeting.
						MGMT	No	DNA	For

Special business 4. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309 and Schedule XIII and all other applicable provisions of The Companies Act, 1956, (including any statutory modification(s) and re-enactment thereof for the time being in force) the consent of the Company be and is hereby accorded to the re-appointment of Mr. Nirmal Jain as the Managing Director of the Company for a period of five years with effect from 23rd April, 2010, on the terms and conditions including remuneration as decided by the Board/Compensation Committee (hereinafter referred to as “the Board” which term shall be deemed to include any Committee which the Board may constitute to exercise its powers including powers conferred by this resolution to alter and vary the terms and conditions of the said re-appointment and/ or remuneration so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956, including any statutory modification or re-enactment thereof for the time being in force or any amendments and/or modifications that may hereafter be made thereto by the Central Government in that behalf from time to time, or any amendments thereto) subject to the approval of the Shareholders in their forthcoming Annual General Meeting. RESOLVED FURTHER THAT where in any financial year closing after 31st March, 2010, the Company has no profits or the profits are inadequate, the Company do pay to Mr. Nirmal Jain, remuneration by way of salary, perquisites and allowances, not exceeding the ceiling limit specified under Schedule XIII to The Companies Act, 1956. RESOLVED FURTHER THAT the Board be and is hereby authorized to take all such steps as may be necessary, proper or expedient to give effect to the above resolution.”
						MGMT	No	DNA	For

5. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 19a, 269, 309 and Schedule XIII and all other applicable provisions of The Companies Act, 1956, (including any statutory modification(s) and re-enactment thereof for the time being in force) the consent of the Company be and is hereby accorded to the re-appointment of Mr. R. Venkataraman as the Wholetime Director designated as ‘Executive Director’ of the Company for a period of five years with effect from April 23, 2010, on the terms and conditions including remuneration as decided by the Board! Compensation Committee (hereinafter referred to as “the Board” which term shall be deemed to include any Committee which the Board may constitute to exercise its powers including powers conferred by this resolution to alter and vary the terms and conditions of the said re-appointment and/ or remuneration so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956, including any statutory modification or re-enactment thereof for the time being in force or any amendments and! or modifications that may hereafter be made thereto by the Central Government in that behalf from time to time, or any amendments thereto) subject to the approval of the Shareholders in their forthcoming Annual General Meeting. RESOLVED FURTHER THAT where in any financial year closing after March 31,2010, the Company has no profits or the profits are inadequate, the Company do pay to Mr. R. Venkataraman, remuneration by way of salary, perquisites and allow an cesc, not exceeding the ceiling limit specified under Schedule XIII to The Companies Act, 1956. RESOLVED FURTHER THAT the Board be and is hereby authorized to take all such steps as may be necessary, proper or expedient to give effect to the above resolution.”
						MGMT	No	DNA	For
BAJAJ AUTO LIMITED	BJAUT	B2QKXWO	7/16/2009	Pune	1 To consider and adopt the audited balance sheet as at 31 March 2009 and the profit and loss account for the year ended 31 March 2009 and the directors’ and auditors’ reports thereon.	MGMT	No	DNA	DNA
					2 To declare a dividend.	MGMT	No	DNA	DNA
					3 To appoint a director in place of D S Mehta, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4 To appoint a director in place of Kantikumar R Podar, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a director in place of Shekhar Bajaj, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					6 To appoint a director in place of D J Balaji Rao, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					7 To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration.	MGMT	No	DNA	DNA

Special Business 8 To consider and if thought fit to pass, with or without modifications, the following resolution as a special resolution: “RESOLVED that pursuant to the provisions of Sections 198, 269, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof for the time being in force) and schedule XIII thereto (including any amendment or statutory modification thereto for the time being in force) and subject to such sanctions as may be necessary, approval is hereby given to the appointment of Sanjiv Bajaj as the executive director of the company for a term of five years commencing from 1 April
						MGMT	No	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

2009 upto 31 March 2014 on the terms and conditions including remuneration and minimum remuneration in the event of absence or inadequacy of profits as set out in the explanatory statement relating to this resolution and in the agreement entered into between the company and Sanjiv Bajaj, which agreement is hereby approved, with liberty to the board of directors, to alter or vary the terms and conditions and remuneration including minimum remuneration in such manner as the board may deem fit and is acceptable to Sanjiv Bajaj . “FURTHER RESOLVED that in the event of any statutory amendment, modification or relaxation by the central government to schedule XIII to the Companies Act, 1956, the board of directors be and is hereby authorised to vary or increase the remuneration including salary, commission, perquisites, allowances etc. within such prescribed limit or ceiling and the said agreement between the company and Sanjiv Bajaj be suitably amended to give effect to such modification, relaxation or variation without any further reference to the members of the company in general meeting. “FURTHER RESOLVED that the board of directors of the company be and is hereby authorised to take such steps as may be necessary to give effect to this resolution.”

9. To consider and if thought fit to pass, with or without modifications, the following resolutions as special resolutions: a) “RESOLVED that pursuant to the provisions of section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956, the relevant provisions of the Articles of Association of the company, the listing agreement with the stock exchanges and the provisions of the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999, (“the Guidelines”) and including any statutory modification(s) or re-enactment of the Act or the Guidelines, for the time being in force and subject to such other approvals, permissions and sanctions, as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions which may be agreed to by the board of directors of the company in its sole discretion (hereinafter referred to as the ‘Board’, which expression shall also include any committee including compensation committee constituted by the board for this purpose), the consent of the company be and is hereby accorded to the board to create, offer, issue and allot at any time to or for the benefit of such person(s), who are in the permanent employment (management category) including whole-time directors of the company, present or future, as may be decided solely by the board under the scheme titled ‘Employee Stock Option Scheme’ (hereinafter referred to as ‘the ESOS’ or ‘the scheme’) such number of equity shares and / or equity linked instruments ( including options), equity shares issued through Global Depository Receipts (“GDRs”) and / or any other instruments or securities of the company, which would give rise to the issue of equity shares, not exceeding 2,200,000 equity shares at such price, in such manner, during such period, in one or more tranches and on such other terms and conditions as the board may decide in accordance with the regulations or other provisions of the law as may be prevailing at the relevant time. “FURTHER RESOLVED that the said securities may be allotted directly to such employees or in accordance with a scheme framed in that behalf through any appropriate mechanism, including a trust or other entity which may be set up in any permissible manner for that purpose and that such scheme may also contain provisions for providing financial assistance to the employees / trust / entity to enable the employees / trust / entity to acquire, purchase or subscribe to the securities of the company. “FURTHER -RESOLVED that such shares as are issued by the company in the manner aforesaid shall rank pari-passu in all respects with the then existing fully paid up shares of the company save and except that the dividend, if any, payable in respect of the shares shall be paid proportionately from the date of allotment. “FURTHER RESOLVED that the board (including the compensation committee) be and is hereby authorised to take necessary steps for listing of the securities allotted under the ESOS on the Stock Exchanges, where the securities of the company are listed as per the provisions of the Listing Agreement with the concerned Stock Exchanges and other applicable guidelines,- rules and regulations. “FURTHER RESOLVED that for the purpose of creating, offering, issuing, allotting and listing of the securities, the board be and is hereby authorized on behalf of the company to evolve, decide upon and bring into effect the scheme and to make any modifications, changes, variations, alterations or revisions in the said scheme from time to time or to suspend, withdraw or revive the scheme from time to time as may be specified by any statutory authority and to do all other acts, deeds, matters and things as are necessary to give effect to the above resolutions and with power on behalf of the company to settle any questions or difficulties that may arise with regard to the creation, offer, issue and allotment of shares without requiring the board to secure any further consent or approval of the members of the company in this regard.” b) “RESOLVED that pursuant to the provisions of section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956, the relevant provisions of the Articles of Association of the company, the listing agreement with the stock exchanges and the provisions of the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999, (“the Guidelines”) and including any statutory modification(s) or re-enactment of the Act or the Guidelines, for the time being in force and subject to such other approvals, permissions and sanctions, as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions, which may be agreed to by the board of directors of the company in its sole discretion (hereinafter referred to as the ‘Board’, which expression shall also include any committee including compensation committee constituted by the board for this purpose) to extend the benefits of said ESOS referred to in the Resolution under Item No. 9(a) in this notice to the employees of the holding or subsidiary companies and associates / group companies and business associates and / or to such other persons, as may from time to time be allowed under prevailing laws, rules and regulations, and / or amendments thereto from time to time on such terms and conditions as may be decided by the board. “FURTHER RESOLVED that the board (including the compensation committee) be and is hereby authorised to take necessary steps for listing of the securities allotted under the ESOS on the Stock Exchanges, where the securities of the company are listed as per the provisions of the Listing Agreement with the concerned Stock Exchanges and other applicable guidelines, rules and regulations. “FURTHER RESOLVED that for the purpose of giving effect to the above resolutions, the board be and is hereby authorized on behalf of the company to evolve, decide upon and bring into effect the scheme and to make any modifications, changes, variations, alterations or revisions in the said scheme from time to time or to suspend, withdraw or revive the scheme from time to time as may be specified by any statutory authority and to do all other acts, deeds, matters and things as are necessary to give effect to the above resolutions and with power on behalf of the company to settle any questions or difficulties that may arise with regard to the creation, offer, issue and allotment of shares without requiring the board to secure any further consent or approval of the members of the company in this regard.”
						MGMT	No	DNA	DNA
COLGATE PALMOLIVE INDIA LIMITED	CLGT IN	6139696 IN	7/17/2009	Mumbai	1. To receive, consider and adopt the Balance Sheet as at March 31, 2009 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and the Auditors.	MGMT	Yes	For	For
					2. To appoint a Director in place of Mr. R. A Shah, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. K. V. Vaidyanathan, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

4. To consider and, if thought fit, to pass with or without modifications, the following resolution, as a Special Resolution: “RESOLVED that pursuant to Section 163 of the Companies Act, 1956 (hereinafter called ‘the Act’) and in supersession of the Special passed at the Fifty-second Annual General Meeting of the Company held on September 23, 1993, the Company hereby approves that the Registers of Members, Indices of Members, copies of all Annual Returns prepared by the Company under Section 159 of the Act together with copies of Certificates and Documents required to be annexed thereto under Section 161 of the Act or anyone or more pf them and other related books shall, with effect from August 1, 2009, be kept at the offices of Messrs. Sharers Services (India) Private Limited, the Registrars and Share Transfer Agents, at 912, Raheja Centre, Free Press Journal Road, Nariman Point, Mumbai 400 021 and/or at 13AB, Samhita Warehousing Complex, Second Floor, Sakinaka Telephone Exchange Lane, Off Andheri-Kurla Road, Sakinaka, Andheri — East, Mumbai 400 07) instead of at the Registered Office of the RESOLVED further that the Registers, Indices, Returns, Books, Certificates and Documents of the Company required to be maintained and kept open for inspection by the Members and/or any persons entitled thereto under the Act, be kept open for such inspection, at the place where they are kept, to the extent, in the manner and on payment of the fees, if any, specified in the Act between the hours of 11.00 a.m. and 1.00 p.m. on any working day (excluding Saturday) and except when the registers and books are closed under the provisions of the Act or the Articles of Association of the Company.”
						MGMT	Yes	For	For
					5. To appoint Auditors and to fix their remuneration.	MGMT	Yes	For	For
HDFC BANK LIMITED	HDFCB IN	6100131	7/22/2009	Mumbai
ORDINARY BUSINESS 1. To receive, consider and adopt the audited profit and loss account for the financial year ended March 31,2009, the balance sheet as at that date and the reports of the directors and the auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a director in place of Mr. Shirish B. Patel who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a director in place of Mr. B. S. Mehta who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a director in place of Dr. S. A. Dave who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. To appoint auditors and to fix their remuneration and in this connection, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Messrs Deloitte Haskins & Sells, Chartered Accountants, be and are hereby reappointed as auditors of the Corporation, to hold office as such from the conclusion of this Meeting until the conclusion of the next Annual General Meeting, on a remuneration of Rs. 60,00,000 (Rupees Sixty lacs only) applicable service tax and reimbursement of out-of-pocket expenses incurred by them for purpose of audit of the Corporation’s accounts at the head office, all its branch offices in India and its branch offices at London and Singapore.” “RESOLVED FURTHER THAT pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, the Board of Directors of the Corporation be and is hereby authorized to appoint Messrs Haskins & Sells, Chartered Accountants as Branch Auditors or any other person who may be qualified to act as such, in consultation with the auditors of the Corporation and to fix their remuneration, for the purpose of audit of any branch officer(s) that may be opened abroad by the Corporation during the period until the conclusion of the next Annual General Meeting.”
						MGMT	Yes	For	For

SPECIAL BUSINESS 7. To consider, and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, Messrs Pannell Kerr Forster, Chartered Accountants, be and are hereby reappointed as Branch Auditors of the Corporation for the purpose of audit of the accounts of the Corporation’s branch office at Dubai, to hold office as such from the conclusion of this Meeting until the conclusion of the next Annual General Meeting, on such terms and conditions and on such remuneration, as may be fixed by the Board of Directors of the Corporation, depending upon the nature and scope of their work.”
						MGMT	Yes	For	For

8. To consider, and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269 read with Schedule XllI, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or reenactment thereof, approval of the Members of the Corporation be is hereby accorded to the reappointment of Mr. Deepak S. Parekh as the Managing Director of the Corporation (designated as ‘Chairman’) with effect from March 1, 2009 upto the close of business hours on December 31, 2009, upon the terms and conditions including remuneration as set out in the draft agreement placed before this Meeting and initialed by the Vice-Chairman for the purpose of identification, which agreement is hereby specifically approved and sanctioned with authority to the Board of Directors of the Corporation (hereinafter referred to as the ‘Board’ which term shall be deemed to include the Compensation Committee of the Board of Directors) to alter and vary the terms and conditions of the said re-appointment and / or agreement (including authority, from time to time, to determine the amount of salary and commission as also the type and amount of perquisites and other benefits payable to Mr. Deepak S. Parekh), in such manner as may be agreed to the Board and Mr. Deepak S. Provided however that the remuneration payable to Mr. Deepak S. Parekh shall not exceed the limits specified in the said agreement and the limits prescribed under Schedule XIII to the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof.” “RESOLVED FURTHER THAT in the event of any loss, absence or inadequacy of profits in any financial year, during the term of office of Mr. Deepak S. Parekh, the remuneration payable to him by way of salary, allowances, commission and perquisites and other benefits not without the approval of the Central Government (if required) exceed the limits prescribed Schedule xm and other applicable provisions of the Companies Act, 1956, or any amendment, modification, variation or re-enactment thereof.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to do all such acts, deeds, matters and things and execute all such agreements, documents, instruments and writings as may be required, with power to settle all questions, difficulties or doubts that may arise in regard to the said re-appointment as it may in its sole and absolute discretion deem fit and to delegate all or any of its powers herein conferred to any director(s) and / or officer( s) of the Corporation, to give effect to this resolution.”
						MGMT	Yes	For	For

9. To consider, and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 309(4) and other applicable provisions, if any, of the Companies Act, 1956, the nonwhole time directors of the Corporation in addition to sitting fees being paid to them for attending the meetings of the Board of Directors of the Corporation (hereinafter referred to as the ‘Board’) and its committees, be paid every year for a period of five years with effect from April 1, 2010, commission of an amount as may be determined by the Board from time to time, subject to an overall ceiling of 1% (one percent) of the net profits of the Corporation (to be computed in the manner referred to in Section 198(1) of the Companies Act, 1956), to be divided amongst them in such manner as the Board may, from time to time, determine.”
						MGMT	Yes	For	For

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10. To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956, the Securities and Exchange Board India (Disclosure and Investor Protection) Guidelines, 2000 (hereinafter referred to as ‘DIP Guidelines’), including any amendment, modification, variation or re-enactment thereof and subject to the approval of the Members of the Corporation and in accordance with the provisions of the Memorandum and Articles of Association of the Corporation, the listing agreements entered into with the stock exchanges on which the equity shares of the Corporation are listed, the Foreign Exchange Management Act, 2000, the Exchange Management (Transfer or Issue of Securities by a Person Resident outside India) Regulations, 2000, the Foreign Exchange Management (Borrowing or Lending n Rupees) Regulations, 2000, including any amendment, modification, variation or re-enactment thereof and such other applicable rules, regulations, guidelines, notifications, circulars and clarifications issued / to be issued thereon by the Government of India (GOI), the Reserve Bank of India (RBI), the Securities and Exchange Board of India (SEBI), the National Housing Bank (NHB) and / or any other regulatory /statutory authorities, from time to time, to the extent applicable and subject to the consents and approvals of any regulatory / statutory authorities, the consent of the Corporation be and is hereby ac lorded to the Board of Directors of the Corporation (hereinafter referred to as the ‘Board’ which term shall be deemed to include any committee( s) constituted / to be constituted by the Board to exercise its powers including powers conferred by this resolution, to the extent permitted by law) to offer, issue and allot warrants, with a right exercisable by the warrant holder to Exchange the said warrants with equity shares of the Corporation at a later date (hereinafter referred to as ‘Warrants’) simultaneously with the issue of Secured Redeemable Non- convertible Debentures (NCDs), to Qualified Institutional Buyers (QIBs) on a Qualified Placement (QIP) basis, pursuant to and in accordance with the provisions of Chapter XllI-A of the DIP Guidelines, for cash, at such price or prices, in such manner and where required, in consultation with the merchant banker(s) and / or other advisor( s) or otherwise and on such terms and conditions as the Board may, in its sole and absolute discretion, decide at the time of issue of the NCDs and Warrants, at such times and in one or more tranches, so however that the Warrants would result in a maximum issue of upto 1,09,53,706 equity shares of Rs. 10 each of the Corporation, after they are exchanged with the equity shares of the Corporation AND THAT the new equity shares to be issued would result in a maximum dilution of upto 3.5% of the expanded issued and paid-up equity share capital of the Corporation, taking into consideration the un-exercised stock options and the foreign currency convertible bonds pending for conversion, as on date AND THAT the total amount raised through the issue of the NCDs, does not Rs. 4,000 crores (Rupees Four thousand crores only).” “RESOLVED FURTHER THAT the pricing of the equity shares to be issued upon exchange of the Warrants, shall be in accordance with the provisions of Chapter XIII-A of the DIP Guidelines and as may be decided by the Board in its sole and absolute discretion.” “RESOLVED FURTHER THAT the relevant date for determining the price of the equity shares, to be issued upon exchange of the Warrants, shall be the date of meeting in which the Board decides to open the proposed issue of the NCDs and Warrants, in accordance with the provisions of Chapter XIII-A of the DIP Guidelines.” “RESOLVED FURTHER THAT the issue and allotment of the NCDs and Warrants shall be made only to Qms within the meaning of the Guidelines, such NCDs shall be fully paid-up on its allotment, which shall be completed within 12 months from the date of passing of this resolution.” “RESOLVED FURTHER THAT the equity shares to be issued and allotted upon exchange of the Warrants shall rank pari passu inter se and with the then existing equity shares of the Corporation, in all respects.” “RESOLVED FURTHER THAT such of these NCDs and Warrants to be issued as are not subscribed, may be disposed off by the Board in such manner and / or on such terms, including offering or placing them with Qms in accordance with the provisions of Chapter XIII-A of the DIP Guidelines, as the Board may deem fit and proper, in its sole and absolute discretion.” “RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board, where required in consultation with the merchant banker(s) and / or other advisor(s), be and is hereby authorised to determine the form, terms and timing of the issuers) / offering’s), including the selection of Qms to whom the NCDs and Warrants are to be offered, issued and allotted, issue price, face value and the number of equity shares to be allotted upon exchange of the Warrants, the price and premium on exchange of the Warrants, rate of interest, period of exchange or variation of the price or period of such exchange, listing of the NCDs and Warrants separately on the concerned stock exchanges and matters related thereto, as the Board may decide, in its sole and absolute discretion.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to finalise and approve the preliminary as well as the final placement document, if required, for the proposed issue of the NCDs and Warrants and to authorise any director( s) or officer( s) of the Corporation to sign the above documents for and on behalf of the Corporation together with the authority to amend, vary or modify the same as such authorised person(s) may consider desirable or expedient and for the purpose aforesaid, to give such declarations, affidavits, certificates, consents and / or authorities as ay, in the opinion of such authorised person(s), be required from time to time, and to arrange for the submission of the preliminary and final placement document, and any amendments and supplements thereto, with any applicable government and / or regulatory / statutory authorities, institutions or bodies, as may be required.” “RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be and is hereby authorised to do all such acts, deeds, matters and things as it may, in its sole and absolute discretion, deem necessary or desirable, for such purpose, including but not limited to entering into arrangements for appointment of agents such as merchant banker(s), custodian(s), stabilizing agent(s), and / or such other advisor(s), to issue any offer document(s), including but not limited to placement document, and to sign all agreements, deeds, documents and writings and to pay any fees, purpose of giving effect to the above, the Board be and is hereby authorised to do all such acts, deeds, matters and things as it may, in its sole and absolute discretion, deem necessary or desirable, for such purpose, including but not limited to entering into arrangements for appointment of agents such as merchant banker(s), custodian(s), stabilizing agent(s), and / or such other advisor(s), to issue any offer document(s), including but not limited to placement document, and to sign all agreements, deeds, documents and writings and to pay any fees, commissions, remuneration, expenses thereto and with power to settle all questions, disputes, difficulties or doubts that may arise in regard t such issuers) or allotment(s) as the Board may decide, in its sole and absolute discretion, including providing any and all clarifications that may be required by the relevant regulator(s) or stock exchangers) or other authorities and / or making any modifications to this Special Resolution for meeting the requirements of any regulator(s) or any stock exchangers) or other authorities. “ “RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate to the extent permitted by law, all or any of the powers herein conferred to any director(s) or any officer(s) of the Corporation.”
						MGMT	Yes	For	For
NIIT TECHNOLOGIES LIMITED	NIIT IN	B01TR82	7/27/2009	New Delhi
ORDINARY BUSINESS 1. To receive, consider and adopt the Balance Sheet as at March 31, 2009 and the Profit and Loss Account for the financial year ended on that date along with the reports of the Auditors and Directors thereon.
						MGMT	No	DNA	DNA
					1. To receive, consider and adopt the Balance Sheet as at March 31, 2009 and the Profit and Loss Account for the financial year ended on that date along with the reports of the	MGMT	No	DNA	DNA
					Auditors and Directors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
3. To appoint a Director in place of Mr Vijay K Thadani, who retires by rotation and, being eligible, offers himself for reappointment.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(Principal Executive Officer)

Date	August 25, 2009

*Print the name and title of each signing officer under his or her signature.